No. 333-102228
No. 811-21265

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT	☒
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 137	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 139	☒
(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

With a copy to:
Stuart M. Strauss
H. Bruce Bond	Clifford Chance US LLP
301 West Roosevelt Road	31 West 52nd Street
Wheaton, IL 60187	New York, NY 10019
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on August 30, 2007 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

PowerShares Exchange-Traded Fund Trust

PowerShares Dynamic Market Portfolio – PWC

PowerShares Dynamic OTC Portfolio – PWO

PowerShares Dynamic MagniQuant Portfolio – PIQ

PowerShares FTSE RAFI US 1000 Portfolio – PRF

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to four funds of the Trust, the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio (each a "Fund" and, collectively, the "Funds"). The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX"), except for the Shares of the PowerShares FTSE RAFI US 1000 Portfolio, which are listed on the New York Stock Exchange ("NYSE"). Market prices for the Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares, except for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, which issue and redeem Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dynamic Market Portfolio

13	PowerShares Dynamic OTC Portfolio

21	PowerShares Dynamic MagniQuant Portfolio

26	PowerShares FTSE RAFI US 1000 Portfolio

35	Additional Investment Strategies

35	Additional Risks

36	Portfolio Holdings

36	Management of the Funds

39	How to Buy and Sell Shares

42	Creations, Redemptions and Transaction Fees

45	Dividends, Distributions and Taxes

47	Distribution Plan

47	Net Asset Value

48	Fund Service Providers

48	Financial Highlights

53	Intellidex and Index Providers

53	Disclaimers

56	Premium/Discount Information

58	Total Return Information

60	Other Information

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INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the AMEX, except for the Shares of the FTSE RAFI US 1000 Portfolio, which are listed and trade on the NYSE, at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

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PowerShares Dynamic Market Portfolio

Ticker: PWC Intraday NAV Ticker: FZM	CUSIP: 73935X104 Underlying Index: Dynamic Market Intellidexsm Index (Ticker: DYI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Market Intellidexsm Index (the "Market Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Market Intellidex. The Market Intellidex is comprised of 100 U.S. stocks selected each quarter by the AMEX (the "Intellidex Provider") pursuant to a proprietary method. As of June 30, 2007, the Market Intellidex included companies with a market capitalization range of between approximately $757.2 million and $484.6 billion.

The Market Intellidex selection methodology seeks to identify and select companies from the U.S. marketplace with superior risk-return profiles. Domestic companies are ranked across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, in seeking to provide a comprehensive determination of a company's overall investment potential. Securities which, based upon the rankings, are believed to possess the greatest investment potential are selected for the Market Intellidex and incorporated into the Fund's portfolio.

The Market Intellidex uses market-like sector weightings and market-cap groupings in seeking to produce a sector and size dispersion similar to the overall broad market.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Market Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Market Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Market Intellidex in proportion to their weightings in the Market Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Market Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Market Intellidex, purchase securities not in the Market Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Market Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Market Intellidex. The Fund may sell stocks that are represented in the Market Intellidex in anticipation of their removal

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from the Market Intellidex, or purchase stocks not represented in the Market Intellidex in anticipation of their addition to the Market Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Market Intellidex. The Fund's 90% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Intellidex Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ Stock Market Inc. ("NASDAQ") are ranked for investment potential using a proprietary AMEX Intellidex model. Companies are ranked quarterly, based on a variety of criteria, including fundamental growth, stock valuation, timeliness and risk factors, and then sorted based on their cumulative score on the above criteria.

  (2)  One hundred companies are then selected from the top of each sector and size category in the following manner:

    a.  The universe of stocks is divided into ten economic sectors.

    b.  Stocks within each sector are divided into two market-cap groupings: large and mid/small.

    c.  Within each sector a defined number of the top ranked large and mid/small stocks are selected. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

        i.  Thirty large-cap stocks are allocated across the sectors and receive 70% of the weight.

        ii.  Seventy mid/small-cap stocks are allocated across the sectors and receive 30% of the weight.

    d.  Stocks are equally weighted within their size groups.

        i.  Large-cap stocks receiving on average 2.33% each.

        ii. Small and mid-cap stocks receiving on average 0.43% each.

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  (3)  The Market Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the underlying Intellidex.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for certain other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Market Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Market Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Market Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Market Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Market Intellidex, as would be the case if it purchased all of the stocks in the Market Intellidex, with the same weightings as the Market Intellidex.

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Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Market Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the Market Intellidex, there may be a large degree of portfolio turnover as the Fund replicates the Market Intellidex. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and

8

distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 6.78%.

Best Quarter	Worst Quarter
10.70% (4th Quarter 2004)	(2.59%) (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Period Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Market Portfolio (return before taxes)	11.73%	19.28%
PowerShares Dynamic Market Portfolio (return after taxes on distributions)	11.49%	19.01%
PowerShares Dynamic Market Portfolio (return after taxes on distributions and sale of Fund Shares)	7.62%	16.71%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	14.69%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	15.89%
Dynamic Market Intellidex Index (reflects no deduction for fees, expenses or taxes)	11.60%	19.99%

*  The Fund commenced operations on May 1, 2003.

Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and the Russell 3000® Index are unmanaged indexes that

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are broad measurements of change in stock market conditions based on the average performance of 500 and 3,000 widely held common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.12%
Total Gross Annual Fund Operating Expenses	0.62%
Fee Waivers and Expense Reimbursement(6)	0.02%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

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(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$62	$197	$344	$773

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements are called Authorized Participants ("APs") and can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs(1) would be $32,000, $99,589, $173,230 and $387,477, if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged by the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

12

PowerShares Dynamic OTC Portfolio

Ticker: PWO Intraday NAV Ticker: FZO	CUSIP: 73935X203 Underlying Index: Dynamic OTC Intellidexsm Index (Ticker: DYO)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic OTC Intellidexsm Index (the "OTC Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the OTC Intellidex. The OTC Intellidex is comprised of 100 over-the-counter market securities, selected each quarter by the AMEX (the "Intellidex Provider") pursuant to a proprietary method. As of June 30, 2007, the OTC Intellidex included companies with a market capitalization range of between approximately $342 million and $275.8 billion.

The OTC Intellidex selection methodology seeks to identify and select companies from the U.S. NASDAQ marketplace with superior risk-return profiles. Domestic NASDAQ companies are ranked across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, in seeking to provide a comprehensive determination of a company's overall investment potential. Securities which, based upon the rankings, are believed to possess the greatest investment potential are selected for the OTC Intellidex and incorporated into the Fund's portfolio.

The OTC Intellidex uses OTC market-like sector weightings and market-cap groupings as represented by the NASDAQ market in seeking to produce a sector and size dispersion similar to the overall broad OTC market.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the OTC Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the OTC Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the OTC Intellidex in proportion to their weightings in the OTC Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the OTC Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the OTC Intellidex, purchase securities not in the OTC Intellidex which the Adviser believes are appropriate to substitute for certain securities in the OTC Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the OTC Intellidex. The Fund may sell stocks that are represented in the OTC Intellidex in anticipation of their removal from the OTC

13

Intellidex, or purchase stocks not represented in the OTC Intellidex in anticipation of their addition to the OTC Intellidex.

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the OTC Intellidex. If the composition of the OTC Intellidex changes, the Fund will continue to invest at least 80% of its total assets in over-the-counter securities. The Fund's 90% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Intellidex Construction

  (1)  The 1,000 largest NASDAQ/NMS U.S. stocks (by market capitalization) are ranked for investment potential using a proprietary AMEX Intellidex model. Companies are ranked quarterly, based on a variety of criteria, including fundamental growth, stock valuation, timeliness and risk factors, and then sorted based on their cumulative score on the above criteria.

  (2)  One hundred companies are then selected from the top of each sector and size category in the following manner:

    a.  The universe of stocks is divided into nine economic sectors.

    b.  Stocks within each sector are divided into two market-cap groupings: large and mid/small.

    c.  Within each sector a defined number of the top ranked large and mid/small stocks are selected. The number of stocks selected within a sector is predetermined and based on the percentage of the overall market represented by such sector.

        i.  Thirty large-cap stocks are allocated across the sectors and receive 70% of the weight.

        ii.  Seventy mid/small-cap stocks are allocated across the sectors and receive 30% of the weight.

    d.  Stocks are equally weighted within their size groups.

        i.  Large-cap stocks receiving on average 2.33% each.

        ii.  Small/mid-cap stocks receiving on average 0.43% each.

  (3)  The OTC Intellidex repeats this process quarterly. The Fund will rebalance quarterly to mirror the constituent changes of the underlying Intellidex.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the OTC Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political and regulatory developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the OTC Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the OTC Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the OTC Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the OTC Intellidex, as would be the case if it purchased all of the stocks in the OTC Intellidex, with the same weightings as the OTC Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the OTC Intellidex.

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Small and Medium-Sized Company Risk

The NASDAQ may include small and medium-sized companies. Investing in securities of these companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Sector Specific Risk

To the extent the NASDAQ has a higher concentration of stocks in issuers conducting business in the technology sector, the technology companies making up the Fund's investments are subject to intense competition, both domestically and internationally; limited product lines, markets, financial resources or personnel; product obsolescence due to rapid technological developments and frequent new product introduction; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; and heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the OTC Intellidex, there may be a large degree of portfolio turnover as the Fund replicates the OTC Intellidex. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide some indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 7.35%.

Best Quarter	Worst Quarter
18.67% (4th Quarter 2004)	(6.29%) (3rd Quarter 2004)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic OTC Portfolio (return before taxes)	6.12%	17.91%
PowerShares Dynamic OTC Portfolio (return after taxes on distributions)	6.12%	17.89%
PowerShares Dynamic OTC Portfolio (return after taxes on distributions and sale of Fund Shares)	3.98%	15.66%
NASDAQ 100 Index (reflects no deduction for fees, expenses or taxes)	6.79%	13.23%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	9.52%	14.43%
Dynamic OTC Intellidex Index (reflects no deduction for fees, expenses or taxes)	6.22%	18.60%

*   The Fund commenced operations on May 1, 2003.

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Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The NASDAQ 100 Index and the NASDAQ Composite Index are unmanaged indexes that are broad measurements of change in stock market conditions based on the average performance of 100 and approximately 3,300 NASDAQ stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Reimbursement(6)	0.08%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the Standard Creation or Redemption Transaction Fee will be charged.

(3)  Expressed as a percentage of average net assets.

18

(4)  The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee of up to 0.25% per annum of the Fund's average daily net assets. however, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in Shares with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$64	$212	$373	$841

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

19

Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs(1) would be $33,018, $107,092, $187,703 and $421,749, if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged by the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

20

PowerShares Dynamic MagniQuant Portfolio

Ticker: PIQ Intraday NAV Ticker: PIQ.IV	CUSIP: 73935X468 Underlying Index: Top 200 Dynamic IntellidexSM Index (Ticker: DYH)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Top 200 Dynamic IntellidexSM Index (the "Top 200 Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Adviser will seek to match the performance of the Top 200 Intellidex. The Top 200 Intellidex is comprised of 200 U.S. stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Top 200 Intellidex. As of September 30, 2007, the Top 200 Intellidex included companies with a market capitalization range of between $577.9 million and $484.6 billion. The Fund's investment objective and 90% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Top 200 Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Top 200 Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Top 200 Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Top 200 Intellidex in proportion to their weightings in the Top 200 Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Top 200 Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Top 200 Intellidex, purchase securities not in the Top 200 Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Top 200 Intellidex or utilize various combinations of other available investment techniques in seeking to track the Top 200 Intellidex. The Fund may sell stocks that are represented in the Top 200 Intellidex in anticipation of their removal from the Top 200 Intellidex, or purchase stocks not represented in the Top 200 Intellidex in anticipation of their addition to the Top 200 Intellidex.

21

Intellidex Methodology

The Top 200 Intellidex methodology is designed to objectively identify those stocks from among the 2,000 largest U.S. stocks that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Top 200 Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within the universe.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The 200 stocks selected are the stocks with the best Model Score. The 200 components are equally weighted (on average each receives 0.5%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Top 200 Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Top 200 Intellidex for a number of reasons. For example, the Fund incurs a number of operating

22

expenses not applicable to the Top 200 Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Top 200 Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Top 200 Intellidex as would be the case if it purchased all of the stocks in the Top 200 Intellidex with the same weightings as the Top 200 Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Top 200 Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

23

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.45%
Total Gross Annual Fund Operating Expenses	0.95%
Fee Waivers and Expense Assumption(6)	0.28%
Total Net Annual Fund Operating Expenses	0.67%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

24

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$284	$507	$1,149

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 200 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 200 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $21,488, $73,026, $128,823 and $289,331 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

25

PowerShares FTSE RAFI US 1000 Portfolio

Ticker: PRF Intraday NAV Ticker: PRF. IV	CUSIP: 73935X583 Underlying Index: FTSE Research Affiliates Fundamentals US 1000 Index (Ticker: FRIO)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals US 1000 Index (the "FTSE RAFI US 1000 Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE RAFI US 1000 Index. The Adviser will seek to match the performance of the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is comprised of 1,000 U.S. stocks. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equity stocks selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. As of June 30, 2007, the FTSE RAFI US 1000 Index included companies with a market capitalization range of between $122.5 million and $484.6 billion. FTSE International Limited ("FTSE") is the Index Provider for the Fund. The 90% investment policy and investment objective noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE RAFE US 1000 Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE RAFE US 1000 Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE RAFE US 1000 Index in proportion to their weightings in the FTSE RAFE US 1000 Index. However, it is possible that the Adviser may determine to utilize instead a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE RAFE US 1000 Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE RAFI US 1000 Index universe to obtain a representative sample of stocks that resembles the FTSE RAFI US 1000 Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE RAFE US 1000 Index, purchase securities not in the FTSE RAFE US 1000 Index which the Adviser believes are appropriate to substitute for certain

26

securities in the FTSE RAFE US 1000 Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE RAFE US 1000 Index. The Fund may sell stocks that are represented in the FTSE RAFE US 1000 Index in anticipation of their removal from the FTSE RAFE US 1000 Index, or purchase stocks not represented in the FTSE RAFE US 1000 Index in anticipation of their addition to the FTSE RAFE US 1000 Index.

Index Methodology

The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE RAFI US 1000 Index is comprised of companies incorporated in the United States. The largest U.S. equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally weighting each fundamental measure.

(3) Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE RAFI US 1000 Index is reconstituted on an annual basis.

27

Index Maintenance

Share adjustments to reflect a split, reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE RAFI US 1000 Index, dividend payments will be reinvested in the Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE RAFI US 1000 Index, the common shares of the surviving issuer will continue to be represented in the FTSE RAFI US 1000 Index. In the event of a merger between a company in the FTSE RAFI US 1000 Index and a company not in the FTSE RAFI US 1000 Index, the common shares of the surviving issuer will continue to be represented in the FTSE RAFI US 1000 Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE RAFI US 1000 Index in the case of its acquisition. The next largest company not currently included in the FTSE RAFI US 1000 Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE RAFI US 1000 Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE RAFI US 1000 Index is suspended, the Index calculation agent, which is FTSE, shall decide whether the company will be removed from the Index as soon as applicable. For purposes of minimizing the impact to the FTSE RAFI US 1000 Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE RAFI US 1000 Index and as identified at reconstitution will replace the company.

28

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE RAFI US 1000 Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE RAFI US 1000 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE RAFI US 1000 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE RAFI US 1000 Index. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. Because the Fund utilizes a sampling approach, its return may not correlate as well with the return on the FTSE RAFI US 1000 Index, as would be the case if it purchased all of the stocks in the FTSE RAFI US 1000 Index with the same weightings as the FTSE RAFI US 1000 Index.

29

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE RAFI US 1000 Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

FTSE RAFI US 1000 Universe Risk

At times, the segment of the equity markets represented by the FTSE RAFI US 1000 Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE RAFI US 1000 Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of

30

market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 7.65%.

Best Quarter	Worst Quarter
7.14% (4th Quarter 2006)	0.06% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares FTSE RAFI US 1000 Portfolio (return before taxes)	18.86%	17.40%
PowerShares FTSE RAFI US 1000 Portfolio (return after taxes on distributions)	18.39%	16.95%
PowerShares FTSE RAFI US 1000 Portfolio (return after taxes on distributions and sale of Fund Shares)	12.24%	14.52%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	14.30%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	15.46%	14.14%
FTSE RAFI US 1000 Index (reflects no deduction for fees, expenses or taxes)	19.68%	18.20%

*  The Fund commenced operations on December 19, 2005.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and the Russell 1000® Index are unmanaged indices based on the average performance of approximately 500 to 1,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$5,000+
Maximum Creation/Redemption Transaction Fee(2)	$20,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.27%
Total Gross Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(6)	0.07%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

32

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$74	$241	$423	$950

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors

33

with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $5,000 per transaction (assuming 1,000 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $5,000 for each redemption transaction (assuming 1,000 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $46,940, $130,665, $221,624 and $484,898 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index or Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index or Underlying Intellidex, and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX or NYSE may be halted due to market conditions or for reasons that, in the view of the AMEX or NYSE, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX and NYSE is subject to trading halts caused by extraordinary market volatility pursuant to the

35

AMEX and NYSE "circuit breaker" rules. There can be no assurance that the requirements of the AMEX and NYSE necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX and NYSE, as applicable. The Adviser cannot predict whether the Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's respective Underlying Index or Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the Trust, also known as PowerShares XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under

36

management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Travis Trampe with respect to PowerShares Dynamic Market Portfolio, PowerShares OTC Portfolio and PowerShares Dynamic MagniQuant Portfolio and Rudolf Reitmann with respect to PowerShares FTSE RAFI US 1000 Portfolio, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each

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Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 9th, 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from the Funds equal to 0.50% of each Fund's average daily net assets. Pursuant to the Investment Advisory Agreement with respect to the PowerShares Dynamic Market Portfolio and PowerShares OTC Portfolio, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding

38

0.60% of average daily net assets per year. Pursuant to the Investment Advisory Agreement and with respect to all Funds except for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, at least until April 30, 2008, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap for each Fund (except the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of each Fund, in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each such Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2007 (except for PowerShares Dynamic MagniQuant Portfolio, which will be available in the October 31, 2007 Semi-Annual Report to Shareholders).

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index or Underlying Intellidex, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the

39

secondary market on the AMEX or NYSE, as applicable. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following symbols:

Fund	Symbol
PowerShares Dynamic Market Portfolio	PWC
PowerShares Dynamic OTC Portfolio	PWO
PowerShares Dynamic MagniQuant Portfolio	PIQ
PowerShares FTSE RAFI US 1000 Portfolio	PRF

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares (with respect to the PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio) and 50,000 Shares (with respect to the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio), as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of

40

Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror the Fund's portfolio, plus a small amount of cash, and the Fund's Shares may be purchased and sold on an exchange at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders or (b) any attempts to market

41

time a Fund by shareholders would result in a negative impact to the Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's respective Underlying Index or Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC, immediately prior to the opening of business each day of the AMEX or NYSE, as applicable. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in

42

the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 for the PowerShares Dynamic Market Portfolio and the PowerShares Dynamic OTC Portfolio, $1,000 for the PowerShares Dynamic MagniQuant Portfolio and $5,000 for the PowerShares FTSE RAFI US 1000 Portfolio (the "Creation Transaction Fee") is applicable to each transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX or NYSE, as applicable, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form

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("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time), in order to receive that day's NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, $1,000 for the PowerShares Dynamic MagniQuant Portfolio and $5,000 for the PowerShares FTSE RAFI US 1000 Portfolio (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX or NYSE, as applicable, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

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Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not

47

readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York NY 10286, is the administrator, custodian and fund accounting and transfer agent for the Funds. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. Pricewaterhouse Coopers LLP audits the Funds' financial statements and performs other related audit services.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares Dynamic Market Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Year Ended April 30, 2005	For the Year May 1, 2003* through April 30, 2004
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$47.87	$39.11	$35.05	$26.99	†
Net investment income**	0.42	0.34	0.26	0.15	†
Net realized and unrealized gain on investments	5.35	8.75	4.02	8.09	†
TOTAL FROM OPERATIONS .	5.77	9.09	4.28	8.24	†
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.32)	(0.33)	(0.22)	(0.18	)†
NET ASSET VALUE AT END OF PERIOD	$53.32	$47.87	$39.11	$35.05	†
TOTAL RETURN***	12.12%	23.30%	12.23%	30.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$973,105	$919,156	$283,620	$85,946
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.62%	0.63%	0.70%	1.26%
Net investment income, net of waivers	0.87%	0.76%	0.68%	0.46%
Portfolio turnover rate††	114%	103%	94%	58%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Per share amounts have been adjusted for a 4 to 1 stock split.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic OTC Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Year Ended April 30, 2005	For the Year May 1, 2003* through April 30, 2004
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$53.60	$42.38	$36.59	$28.57	†
Net investment loss**	(0.07)	(0.02)	(0.03)	(0.04	)†
Net realized and unrealized gain on investments	1.47	11.30	5.82	8.06	†
TOTAL FROM OPERATIONS	1.40	11.28	5.79	8.02	†
Undistributed net investment income included in price of units issued and redeemed**	0.03	—	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.02)	—	—
Tax return of capital	—	(0.04)	—	—
TOTAL DISTRIBUTIONS	—	(0.06)	—	—
NET ASSET VALUE AT END OF PERIOD	$55.03	$53.60	$42.38	$36.59	†
TOTAL RETURN***	2.67%	26.63%	15.81%	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,599	$222,440	$65,747	$34,817
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.60%	0.60%	0.60%	0.60%
Expenses, prior to waivers	0.69%	0.69%	1.06%	1.66%
Net investment loss, net of waivers	(0.15)%	(0.04)%	(0.06)%	(0.10)%
Portfolio turnover rate††	107%	77%	112%	79%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Per share amounts have been adjusted for 4 for 1 stock split.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

50

PowerShares Dynamic MagniQuant Portfolio

FINANCIAL HIGHLIGHTS

	For the Period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.37
Net investment income**	0.15
Net realized and unrealized gain on investments	2.53
TOTAL FROM OPERATIONS	2.68
Undistributed net investment income included in price of units issued and redeemed**	0.02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.05)
NET ASSET VALUE AT END OF PERIOD	$28.02
TOTAL RETURN***	10.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$81,269
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.67	%†
Expenses, prior to waivers	0.84	%†
Net investment income, net of waivers	1.04	%†
Portfolio turnover rate††	23%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

51

PowerShares FTSE RAFE US 1000 Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Period December 19, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$52.44		$49.64
Net investment income**	0.78		0.24
Net realized and unrealized gain on investments	8.05		2.68
TOTAL FROM OPERATIONS	8.83		2.92
Undistributed net investment income included in price of units issued and redeemed**	0.33		—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.61)		(0.12)
NET ASSET VALUE AT END OF PERIOD	$60.99		$52.44
TOTAL RETURN***	17.60%		5.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$1,055,189		$104,883
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.70%		0.76	%†
Expenses, prior to waivers	0.71	%†††	1.00	%†
Net investment income, net of waivers	1.40%		1.38	%†
Portfolio turnover rate††	8%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers include amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

52

Intellidex and Index Providers

The AMEX is the Intellidex Provider for the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio and PowerShares Dynamic MagniQuant Portfolio. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Underlying Intellidexes. The Funds are entitled to use their respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. The AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event—these announcements are currently available on the Index Daily List on http://www.AMEXtrader.com.

FTSE is the Index Provider for the PowerShares FTSE RAFI US 1000 Portfolio. FTSE is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with FTSE to use the Underlying Index. The PowerShares FTSE RAFI US 1000 Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Disclaimers

The Dynamic Market IntellidexSM Index, Dynamic OTC IntellidexSM Index and Top 200 Dynamic IntellidexSM Index are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. FTSE® is a trademark of the London Stock Exchange Plc (the "Exchange") and The Financial Times ("FT") and is used by the Adviser under license. The FTSE RAFI US 1000 Index has been licensed for use for certain purposes by the Adviser. Set forth the below is a list of

53

each Fund and the Underlying Index or Underlying Intellidex upon which it is based:

Fund	Underlying Index or Underlying Intellidex
PowerShares Dynamic Market Portfolio	Dynamic Market IntellidexSM Index

PowerShares Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index

PowerShares Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index

PowerShares FTSE RAFI US 1000 Portfolio	FTSE Research Affiliates Fundamentals US 1000 Index

The Funds are not sponsored, endorsed, sold or promoted by the AMEX or FTSE, and the AMEX and FTSE do not make any representation regarding the advisability of investing in Shares of the Funds.

The Shares of the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio and PowerShares Dynamic MagniQuant Portfolio are not sponsored or endorsed by the AMEX and the AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to trade the performance of any sector of the stock market. The AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Indexes, which are determined, composed and calculated by the AMEX without regard to the Funds. The AMEX has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the Indexes. The AMEX is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. In addition, the AMEX acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR

54

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Shares of the PowerShares FTSE RAFI US 1000 Portfolio are not in any way sponsored, endorsed, sold or promoted by FTSE or by the Exchange or by FT or by Research Affiliates LLC ("RA") and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE RAFI US 1000 Index and/or the figure at which the said FTSE RAFI US 1000 Index stands at any particular time on any particular day or otherwise. The FTSE RAFI US 1000 Index is compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the FTSE RAFI US 1000 Index and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

55

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio. The information shown for the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

56

PowerShares Dynamic Market Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.40%	0.00%	1.61%	0.00%	0.00%
Between 0.0% and 0.25%	48.02%	25.00%	32.26%	48.44%	67.19%
Between -0.25% and 0.0%	51.58%	73.44%	66.13%	51.56%	32.81%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic OTC Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.79%	0.00%	1.61%	0.00%	1.56%
Between 0.0% and 0.25%	39.29%	53.13%	45.16%	42.19%	21.88%
Between -0.25% and 0.0%	59.52%	46.87%	53.23%	57.81%	75.00%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	1.56%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

57

PowerShares Dynamic MagniQuant Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.74%	1.56%	1.61%	0.00%
Between 0.0% and 0.25%	56.61%	40.63%	50.00%	78.18%
Between -0.25% and 0.0%	42.65%	57.81%	48.39%	21.82%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

PowerShares FTSE RAFI US 1000 Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	0.00%	0.00%	1.56%	0.00%
Between 0.25% and 0.5%	1.19%	0.00%	1.62%	0.00%	1.56%
Between 0.0% and 0.25%	65.47%	57.81%	79.03%	68.75%	57.81%
Between -0.25% and 0.0%	32.54%	42.19%	19.35%	28.13%	40.63%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.40%	0.00%	0.00%	1.56%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

Total Return Information

The table below presents information about the total return of each Underlying Index or Underlying Intellidex in comparison to the total return of the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio. The information presented for the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio is for the

58

fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic MagniQuant Portfolio and PowerShares FTSE RAFI US 1000 Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns for the Three-Year Period Ended April 30, 2007	Average Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Market Portfolio (At NAV)	12.12%	15.77%	19.31%	102.62%
PowerShares Dynamic Market Portfolio (At Market)	12.06%	15.73%	19.29%	102.47%
Dynamic Market IntellidexSM Index	12.35%	16.29%	20.03%	107.58%

59

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns for the Three-Year Period Ended April 30, 2007	Average Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
S&P 500® Index	15.24%	12.25%	14.83%	73.86%
Russell 3000® Index	14.48%	13.08%	15.99%	80.99%
PowerShares Dynamic OTC Portfolio (At NAV)	2.67%	14.62%	17.85%	92.88%
PowerShares Dynamic OTC Portfolio (At Market)	2.67%	14.57%	17.82%	92.69%
Dynamic OTC IntellidexSM Index	2.99%	15.21%	18.57%	97.62%
Nasdaq Composite Index	8.72%	9.56%	14.43%	71.48%
Nasdaq 100 Index	9.82%	10.05%	13.81%	67.78%
PowerShares Dynamic MagniQuant Portfolio (At NAV)	—	—	—	10.67%
PowerShares Dynamic MagniQuant Portfolio (At Market)	—	—	—	10.84%
Dynamic Top 200 IntellidexSM Index	—	—	—	11.06%
S&P 500® Index	—	—	—	9.84%
Russell 3000® Index	—	—	—	10.11%
PowerShares FTSE RAFI US 1000 Portfolio (At NAV)	17.60%	—	17.48%	24.53%
PowerShares FTSE RAFI US 1000 Portfolio (At Market)	17.69%	—	17.00%	23.83%
FTSE RAFI US 1000 Index	18.51%	—	18.36%	25.80%
S&P 500® Index	15.24%	—	14.79%	20.66%
Russell 1000® Index	15.16%	—	14.96%	20.91%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933,

60

as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX or NYSE is satisfied by the fact that the prospectus is available at the AMEX or NYSE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds and is

61

incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.powershares.com

Information about the Funds (including the Statement of Additional Information, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the Investment Company Act of 1940 is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

62

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-Pro-2

PowerShares Exchange-Traded
Fund Trust

  PowerShares Dynamic Basic Materials Sector Portfolio – PYZ

  PowerShares Dynamic Consumer Discretionary Sector Portfolio – PEZ

  PowerShares Dynamic Consumer Staples Sector Portfolio – PSL

  PowerShares Dynamic Energy Sector Portfolio – PXI

  PowerShares Dynamic Financial Sector Portfolio – PFI

  PowerShares Dynamic Healthcare Sector Portfolio – PTH

  PowerShares Dynamic Industrials Sector Portfolio – PRN

  PowerShares Dynamic Technology Sector Portfolio – PTF

  PowerShares Dynamic
  Telecommunications &
Wireless Portfolio – PTE

  PowerShares Dynamic
Utilities Portfolio – PUI

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to ten funds of the Trust, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX"). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dynamic Basic Materials Sector Portfolio

12	PowerShares Dynamic Consumer Discretionary Sector Portfolio

19	PowerShares Dynamic Consumer Staples Sector Portfolio

26	PowerShares Dynamic Energy Sector Portfolio

33	PowerShares Dynamic Financial Sector Portfolio

40	PowerShares Dynamic Healthcare Sector Portfolio

47	PowerShares Dynamic Industrials Sector Portfolio

54	PowerShares Dynamic Technology Sector Portfolio

61	PowerShares Dynamic Telecommunications & Wireless Portfolio

70	PowerShares Dynamic Utilities Portfolio

79	Additional Investment Strategies

79	Additional Risks

80	Portfolio Holdings

80	Management of the Funds

83	How to Buy and Sell Shares

85	Creations, Redemptions and Transaction Fees

88	Dividends, Distributions and Taxes

90	Distribution Plan

91	Net Asset Value

91	Fund Service Providers

91	Financial Highlights

102	Intellidex Provider

102	Disclaimers

104	Premium/Discount Information

111	Total Return Information

115	Other Information

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INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed on the AMEX at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

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PowerShares Dynamic Basic Materials
Sector Portfolio

Ticker: PYZ Intraday NAV Ticker: PYZ.IV	CUSIP: 73935X427 Underlying Index: Dynamic Basic Materials Sector IntellidexSM Index (Ticker: EZB)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Basic Materials Sector IntellidexSM Index (the "Basic Materials Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of basic materials companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Basic Materials Sector Intellidex. The Adviser will seek to match the performance of the Basic Materials Sector Intellidex. The Basic Materials Sector Intellidex is comprised of stocks of 60 U.S. basic materials companies. These are companies that are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Basic Materials Sector Intellidex included companies with a market capitalization range of between $566.8 million and $43.5 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Basic Materials Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Basic Materials Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Basic Materials Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Basic Materials Sector Intellidex in proportion to their weightings in the Basic Materials Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Basic Materials Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Basic Materials Sector Intellidex, purchase securities not in the Basic Materials Sector

5

Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Basic Materials Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Basic Materials Sector Intellidex. The Fund may sell stocks that are represented in the Basic Materials Sector Intellidex in anticipation of their removal from the Basic Materials Sector Intellidex or purchase stocks not represented in the Basic Materials Sector Intellidex in anticipation of their addition to the Basic Materials Sector Intellidex.

Intellidex Methodology

The Basic Materials Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Basic Materials Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Basic materials stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and The Nasdaq Stock Market Inc. ("NASDAQ") and are ranked for capital appreciation potential using a proprietary AMEX Basic Materials Sector Intellidex model.

(2)  The universe of companies in the Basic Materials Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Basic Materials Sector Group Universe").

(3)  Stocks within the Basic Materials Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the "Sub-Groups"). Stocks in the Basic Materials Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Basic Materials Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Basic Materials Sector Intellidex. Selected stocks are equally weighted within their

6

Sub-Groups. The number of stocks selected from the Basic Materials Sector Group Universe is predetermined and is as follows:

(a)  The Basic Materials Sector Intellidex includes 60 stocks that are selected from the Basic Materials Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Basic Materials Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Basic Materials Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Basic Materials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Basic Materials Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Basic Materials Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Basic Materials Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Basic Materials Sector Intellidex.

7

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Basic Materials Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Basic Materials Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Basic Materials Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Basic Materials Sector Intellidex, as would be the case if it purchased all of the stocks in the Basic Materials Sector Intellidex with the same weightings as the Basic Materials Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Basic Materials Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

8

Basic Materials Sector Risk

Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.27%
Total Gross Annual Fund Operating Expenses	1.77%
Fee Waivers and Expense Assumption(6)	1.07%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

9

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$108	$488	$893	$2,025

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors

10

with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $27,938, $122,923, $224,143 and $507,225 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

11

PowerShares Dynamic Consumer Discretionary
Sector Portfolio

Ticker: PEZ Intraday NAV Ticker: PEZ.IV	CUSIP: 73935X419 Underlying Index: Dynamic Consumer Discretionary Sector IntellidexSM Index (Ticker: EZZ)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Consumer Discretionary Sector IntellidexSM Index (the "Consumer Discretionary Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary Sector Intellidex. The Adviser will seek to match the performance of the Consumer Discretionary Sector Intellidex. The Consumer Discretionary Sector Intellidex is comprised of stocks of 60 U.S. consumer companies. These are companies that are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Consumer Discretionary Sector Intellidex included companies with a market capitalization range of between $550.1 million and $57.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Consumer Discretionary Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Discretionary Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Consumer Discretionary Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Consumer Discretionary Sector Intellidex in proportion to their weightings in the Consumer Discretionary Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Discretionary Sector Intellidex as a whole. There may also be instances in which

12

the Adviser may choose to overweight another stock in the Consumer Discretionary Sector Intellidex, purchase securities not in the Consumer Discretionary Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Discretionary Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Consumer Discretionary Sector Intellidex. The Fund may sell stocks that are represented in the Consumer Discretionary Sector Intellidex in anticipation of their removal from the Consumer Discretionary Sector Intellidex or purchase stocks not represented in the Consumer Discretionary Sector Intellidex in anticipation of their addition to the Consumer Discretionary Sector Intellidex.

Intellidex Methodology

The Consumer Discretionary Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Discretionary Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The consumer discretionary stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Consumer Discretionary Sector Intellidex model.

(2)  The universe of companies in the Consumer Discretionary Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Consumer Discretionary Sector Group Universe").

(3)  Stocks within the Consumer Discretionary Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the "Sub-Groups"). Stocks in the Consumer Discretionary Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

13

(4)  Within the Consumer Discretionary Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Discretionary Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Consumer Discretionary Sector Group Universe is predetermined and is as follows:

(a)  The Consumer Discretionary Sector Intellidex includes 60 stocks that are selected from the Consumer Discretionary Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Consumer Discretionary Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Consumer Discretionary Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Consumer Discretionary Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Consumer Discretionary Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Consumer Discretionary Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Consumer Discretionary Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

14

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Discretionary Sector Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Consumer Discretionary Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer Discretionary Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Discretionary Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Discretionary Sector Intellidex, as would be the case if it purchased all of the stocks in the Consumer Discretionary Sector Intellidex with the same weightings as the Consumer Discretionary Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Consumer Discretionary Sector Intellidex.

15

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Discretionary Sector Risk

Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

16

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.42%
Total Gross Annual Fund Operating Expenses	1.92%
Fee Waivers and Expense Assumption(6)	1.21%
Total Net Annual Fund Operating Expenses	0.71%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

17

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$113	$525	$962	$2,178

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $29,374, $132,201, $241,459 and $545,445 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

18

PowerShares Dynamic Consumer Staples
Sector Portfolio

Ticker: PSL Intraday NAV Ticker: PSL.IV	CUSIP: 73935X393 Underlying Index: Dynamic Consumer Staples Sector IntellidexSM Index (Ticker: EZS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Consumer Staples Sector IntellidexSM Index (the "Consumer Staples Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer staples companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples Sector Intellidex. The Adviser will seek to match the performance of the Consumer Staples Sector Intellidex. The Consumer Staples Sector Intellidex is comprised of stocks of 60 U.S. consumer staples companies. These are companies that are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Consumer Staples Sector Intellidex included companies with a market capitalization range of between $637 million and $199.3 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Consumer Staples Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Staples Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Consumer Staples Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Consumer Staples Sector Intellidex in proportion to their weightings in the Consumer Staples Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Consumer Staples Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another

19

stock in the Consumer Staples Sector Intellidex, purchase securities not in the Consumer Staples Sector Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Consumer Staples Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Consumer Staples Sector Intellidex. The Fund may sell stocks that are represented in the Consumer Staples Sector Intellidex in anticipation of their removal from the Consumer Staples Sector Intellidex or purchase stocks not represented in the Consumer Staples Sector Intellidex in anticipation of their addition to the Consumer Staples Sector Intellidex.

Intellidex Methodology

The Consumer Staples Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Consumer Staples Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The consumer discretionary stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Consumer Staples Sector Intellidex model.

(2)  The universe of companies in the Consumer Staples Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Consumer Staples Sector Group Universe").

(3)  Stocks within the Consumer Staples Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups (the "Sub-Groups"). Stocks in the Consumer Staples Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Consumer Staples Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Consumer Staples Sector Intellidex. Selected stocks are equally weighted within

20

their Sub-Groups. The number of stocks selected from the Consumer Staples Sector Group Universe is predetermined and is as follows:

(a)  The Consumer Staples Sector Intellidex includes 60 stocks that are selected from the Consumer Staples Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Consumer Staples Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Consumer Staples Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Consumer Staples Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Consumer Staples Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Consumer Staples Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Consumer Staples Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Consumer Staples Sector Intellidex.

21

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Consumer Staples Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Consumer Staples Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Staples Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Consumer Staples Sector Intellidex, as would be the case if it purchased all of the stocks in the Consumer Staples Sector Intellidex with the same weightings as the Consumer Staples Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Consumer Staples Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

22

Consumer Staples Sector Risk

Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies is this sector are also affected by changes in government regulation, world events and economic conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.51%
Total Gross Annual Fund Operating Expenses	2.01%
Fee Waivers and Expense Assumption(6)	1.29%
Total Net Annual Fund Operating Expenses	0.72%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

23

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$117	$547	$1,003	$2,269

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors

24

with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $30,303, $137,817, $251,855 and $568,159 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

25

PowerShares Dynamic Energy Sector Portfolio

Ticker: PXI Intraday NAV Ticker: PXI.IV (Ticker: EZK)	CUSIP: 73935X385 Underlying Index: Dynamic Energy Sector IntellidexSM Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Energy Sector IntellidexSM Index (the "Energy Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of energy companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Sector Intellidex. The Adviser will seek to match the performance of the Energy Sector Intellidex. The Energy Sector Intellidex is comprised of stocks of 60 U.S. energy companies. These are companies that are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Energy Sector Intellidex included companies with a market capitalization range of between $622.3 million and $484.6 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Energy Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Energy Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Energy Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Energy Sector Intellidex in proportion to their weightings in the Energy Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Energy Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Energy Sector Intellidex, purchase securities not in the Energy Sector Intellidex which the Adviser

26

believes are appropriate to substitute for certain securities in the Energy Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Energy Sector Intellidex. The Fund may sell stocks that are represented in the Energy Sector Intellidex in anticipation of their removal from the Energy Sector Intellidex or purchase stocks not represented in the Energy Sector Intellidex in anticipation of their addition to the Energy Sector Intellidex.

Intellidex Methodology

The Energy Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Energy Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The energy stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Energy Sector Intellidex model.

(2)  The universe of companies in the Energy Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Energy Sector Group Universe").

(3)  Stocks within the Energy Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Energy Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Energy Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Energy Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups.

27

The number of stocks selected from the Energy Sector Group Universe is predetermined and is as follows:

(a)  The Energy Sector Intellidex includes 60 stocks that are selected from the Energy Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Energy Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Energy Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Energy Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Energy Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Energy Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Energy Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Energy Sector Intellidex.

28

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Energy Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Energy Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Energy Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Energy Sector Intellidex, as would be the case if it purchased all of the stocks in the Energy Sector Intellidex with the same weightings as the Energy Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Energy Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Energy Sector Risk

Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. These companies

29

are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.10%
Total Gross Annual Fund Operating Expenses	1.60%
Fee Waivers and Expense Assumption(6)	0.90%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

30

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$102	$446	$814	$1,849

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants

31

("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $26,500, $112,553, $204,557 and $463,374 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

32

PowerShares Dynamic Financial Sector Portfolio

Ticker: PFI Intraday NAV Ticker: PFI.IV	CUSIP: 73935X377 Underlying Index: Dynamic Financial Sector IntellidexSM Index (Ticker: EZF)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Financial Sector IntellidexSM Index (the "Financial Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of financial services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financial Sector Intellidex. The Adviser will seek to match the performance of the Financial Sector Intellidex. The Financial Sector Intellidex is comprised of stocks of 60 U.S. financial services companies. These are companies that are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Financial Sector Intellidex included companies with a market capitalization range of between $577.9 million and $152.1 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Financial Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Financial Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Financial Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Financial Sector Intellidex in proportion to their weightings in the Financial Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Financial Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Financial Sector Intellidex, purchase securities not in the Financial Sector Intellidex which the Adviser believes are appropriate to

33

substitute for certain securities in the Financial Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Financial Sector Intellidex. The Fund may sell stocks that are represented in the Financial Sector Intellidex in anticipation of their removal from the Financial Sector Intellidex or purchase stocks not represented in the Financial Sector Intellidex in anticipation of their addition to the Financial Sector Intellidex.

Intellidex Methodology

The Financial Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Financial Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The financial services stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Financial Sector Intellidex model.

(2)  The universe of companies in the Financial Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Financial Sector Group Universe").

(3)  Stocks within the Financial Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Financial Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Financial Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Financial Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups. The

34

number of stocks selected from the Financial Sector Group Universe is predetermined and is as follows:

(a)  The Financial Sector Intellidex includes 60 stocks that are selected from the Financial Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Financial Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Financial Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Financial Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Financial Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Financial Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Financial Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Financial Sector Intellidex.

35

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Financial Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Financial Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Financial Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Financial Sector Intellidex, as would be the case if it purchased all of the stocks in the Financial Sector Intellidex with the same weightings as the Financial Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Financial Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

36

Financial Sector Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation, and as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.35%
Total Gross Annual Fund Operating Expenses	1.85%
Fee Waivers and Expense Assumption(6)	1.14%
Total Net Annual Fund Operating Expenses	0.71%

37

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$111	$508	$930	$2,107

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

38

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $28,783, $127,951, $233,465 and $527,744 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

39

PowerShares Dynamic Healthcare Sector Portfolio

Ticker: PTH Intraday NAV Ticker: PTH.IV	CUSIP: 73935X351 Underlying Index: Dynamic Healthcare Sector IntellidexSM Index (Ticker: EZX)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Healthcare Sector IntellidexSM Index (the "Healthcare Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Healthcare Sector Intellidex. The Adviser will seek to match the performance of the Healthcare Sector Intellidex. The Healthcare Sector Intellidex is comprised of stocks of 60 U.S. healthcare companies. These are companies that are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Healthcare Sector Intellidex included companies with a market capitalization range of between $630.8 million and $166.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Healthcare Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Healthcare Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Healthcare Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Healthcare Sector Intellidex in proportion to their weightings in the Healthcare Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Healthcare Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Healthcare Sector Intellidex, purchase securities not in the Healthcare Sector Intellidex which the Adviser believes are appropriate to

40

substitute for certain securities in the Healthcare Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Healthcare Sector Intellidex. The Fund may sell stocks that are represented in the Healthcare Sector Intellidex in anticipation of their removal from the Healthcare Sector Intellidex or purchase stocks not represented in the Healthcare Sector Intellidex in anticipation of their addition to the Healthcare Sector Intellidex.

Intellidex Methodology

The Healthcare Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Healthcare Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The healthcare stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Healthcare Sector Intellidex model.

(2)  The universe of companies in the Healthcare Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Healthcare Sector Group Universe").

(3)  Stocks within the Healthcare Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Healthcare Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Healthcare Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Healthcare Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups.

41

The number of stocks selected from the Healthcare Sector Group Universe is predetermined and is as follows:

(a)  The Healthcare Sector Intellidex includes 60 stocks that are selected from the Healthcare Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Healthcare Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Healthcare Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Healthcare Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Healthcare Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Healthcare Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Healthcare Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Healthcare Sector Intellidex.

42

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Healthcare Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Healthcare Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Healthcare Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Healthcare Sector Intellidex, as would be the case if it purchased all of the stocks in the Healthcare Sector Intellidex with the same weightings as the Healthcare Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Healthcare Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

43

Healthcare Sector Risk

Companies in the healthcare sector are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of the companies. Healthcare companies are also subject to extensive litigation based on product liability and similar claims. Many new products are subject to approval of the Food and Drug Administration. The process of obtaining such approval can be long and costly. Healthcare companies are also subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Companies in the healthcare sector may also be adversely affected by research and development costs, technological developments, and product liability and similar claims.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.09%
Total Gross Annual Fund Operating Expenses	1.59%
Fee Waivers and Expense Assumption(6)	0.89%
Total Net Annual Fund Operating Expenses	0.70%

44

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$102	$444	$810	$1,839

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

45

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $26,415, $111,942, $203,400 and $460,771 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

46

PowerShares Dynamic Industrials Sector Portfolio

Ticker: PRN Intraday NAV Ticker: PRN.IV	CUSIP: 73935X369 Underlying Index: Dynamic Industrials Sector IntellidexSM Index (Ticker: EZL)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Industrials Sector IntellidexSM Index (the "Industrials Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of industrial companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials Sector Intellidex. The Adviser will seek to match the performance of the Industrials Sector Intellidex. The Industrials Sector Intellidex is comprised of stocks of 60 U.S. industrial companies. These are companies that are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Industrials Sector Intellidex included companies with a market capitalization range of between $825.4 million and $73.1 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Industrials Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Industrials Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Industrials Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Industrials Sector Intellidex in proportion to their weightings in the Industrials Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Industrials Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Industrials Sector Intellidex, purchase securities not in the Industrials Sector Intellidex which the Adviser believes are appropriate to

47

substitute for certain securities in the Industrials Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Industrials Sector Intellidex. The Fund may sell stocks that are represented in the Industrials Sector Intellidex in anticipation of their removal from the Industrials Sector Intellidex or purchase stocks not represented in the Industrials Sector Intellidex in anticipation of their addition to the Industrials Sector Intellidex.

Intellidex Methodology

The Industrials Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Industrials Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The industrial stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Industrials Sector Intellidex model.

(2)  The universe of companies in the Industrials Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Industrials Sector Group Universe").

(3)  Stocks within the Industrials Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Industrials Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Industrials Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Industrials Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups.

48

The number of stocks selected from the Industrials Sector Group Universe is predetermined and is as follows:

(a)  The Industrials Sector Intellidex includes 60 stocks that are selected from the Industrials Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Industrials Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Industrials Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Industrials Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Industrials Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Industrials Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Industrials Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Industrials Sector Intellidex.

49

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Industrials Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Industrials Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Industrials Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Industrials Sector Intellidex, as would be the case if it purchased all of the stocks in the Industrials Sector Intellidex with the same weightings as the Industrials Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Industrials Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

50

Industrials Sector Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.05%
Total Gross Annual Fund Operating Expenses	1.55%
Fee Waivers and Expense Assumption(6)	0.85%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

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(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$100	$434	$791	$1,797

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors

52

with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $26,077, $109,495, $198,768 and $450,336 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

53

PowerShares Dynamic Technology Sector Portfolio

Ticker: PTF Intraday NAV Ticker: PTF.IV	CUSIP: 73935X344 Underlying Index: Dynamic Technology Sector IntellidexSM Index (Ticker: EZV)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Technology Sector IntellidexSM Index (the "Technology Sector Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of technology companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology Sector Intellidex. The Adviser will seek to match the performance of the Technology Sector Intellidex. The Technology Sector Intellidex is comprised of stocks of 60 U.S. technology companies. These are companies that are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Technology Sector Intellidex included companies with a market capitalization range of between $591.8 million and $275.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Technology Sector Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology Sector Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Technology Sector Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Technology Sector Intellidex in proportion to their weightings in the Technology Sector Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Technology Sector Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Technology Sector Intellidex, purchase securities not in the Technology Sector Intellidex which the Adviser

54

believes are appropriate to substitute for certain securities in the Technology Sector Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Technology Sector Intellidex. The Fund may sell stocks that are represented in the Technology Sector Intellidex in anticipation of their removal from the Technology Sector Intellidex or purchase stocks not represented in the Technology Sector Intellidex in anticipation of their addition to the Technology Sector Intellidex.

Intellidex Methodology

The Technology Sector Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Technology Sector Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The technology stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Technology Sector Intellidex model.

(2)  The universe of companies in the Technology Sector Intellidex is defined by the AMEX's proprietary screening to identify those companies that have significant operations in the sector group (the "Technology Sector Group Universe").

(3)  Stocks within the Technology Sector Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Technology Sector Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Technology Sector Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Technology Sector Intellidex. Selected stocks are equally weighted within their Sub-Groups.

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The number of stocks selected from the Technology Sector Group Universe is predetermined and is as follows:

(a)  The Technology Sector Intellidex includes 60 stocks that are selected from the Technology Sector Group Universe based on their Model Score as follows:

  (i)  Sixteen of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Technology Sector Intellidex weight (each larger stock receives on average 2.5%). The sixteen component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Forty-four of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Technology Sector Intellidex weight (each smaller stock receives on average 1.36%). The forty-four component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Technology Sector Group Universe consists of less than 90 stocks at the time of a quarterly review, the 60 component stocks with the best Model Score in the Technology Sector Group Universe are selected, and the weighting for the 60 selected stocks is determined as follows:

  (i)  The sixteen largest stocks by market capitalization are selected and collectively receive 40% of the total Technology Sector Intellidex weight (each of the sixteen largest stocks receives on average 2.5%).

  (ii)  The other forty-four of the selected stocks collectively receive 60% of the total Technology Sector Intellidex weight (each of the forty-four smaller stocks receives on average 1.36%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Technology Sector Intellidex.

56

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Technology Sector Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Technology Sector Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Technology Sector Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Technology Sector Intellidex, as would be the case if it purchased all of the stocks in the Technology Sector Intellidex with the same weightings as the Technology Sector Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Technology Sector Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

57

Technology Sector Risk

The technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. Companies in the technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive technology sector may cause the prices for these products and services to decline in the future.

The technology sector is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies and changes in customer requirements and preferences. The success of the sector participants depends in substantial part on the timely and successful introduction of new products.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

58

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.15%
Total Gross Annual Fund Operating Expenses	1.65%
Fee Waivers and Expense Assumption(6)	0.95%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

59

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$104	$458	$837	$1,901

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $26,923, $115,607, $210,333 and $476,348 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

60

PowerShares Dynamic Telecommunications & Wireless Portfolio

Ticker: PTE Intraday NAV Ticker: HKZ	CUSIP: 73935X765 Underlying Index: Dynamic Telecommunications & Wireless IntellidexSM Index (Ticker:DWY)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Telecommunications & Wireless IntellidexSM Index (the "Telecommunications & Wireless Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of telecommunications and wireless companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Telecommunications & Wireless Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Telecommunications & Wireless Intellidex is comprised of stocks of 30 U.S. telecommunications and wireless companies. These are companies that are principally engaged in providing services designed to promote or enhance the transmission of voice, data and video over various communications media, including wireline, wireless (terrestrial-based), satellite and cable. These companies may also include companies that provide infrastructure and products used to facilitate wireline and wireless communications. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Telecommunications & Wireless Intellidex included companies with a market capitalization range of between approximately $503.3 million and $246 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Telecommunications & Wireless Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Telecommunications & Wireless Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Telecommunications & Wireless Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Telecommunications & Wireless Intellidex in proportion to their weightings in the Telecommunications & Wireless Intellidex. However, under various

61

circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Telecommunications & Wireless Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Telecommunications & Wireless Intellidex, purchase securities not in the Telecommunications & Wireless Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Telecommunications & Wireless Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Telecommunications & Wireless Intellidex. The Fund may sell stocks that are represented in the Telecommunications & Wireless Intellidex in anticipation of their removal from the Telecommunications & Wireless Intellidex, or purchase stocks not represented in the Telecommunications & Wireless Intellidex in anticipation of their addition to the Telecommunications & Wireless Intellidex.

Intellidex Methodology

The Telecommunications & Wireless Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Telecommunications & Wireless Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Telecommunications and wireless stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.

(2)  Within the telecommunications and wireless industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Telecommunications & Wireless Intellidex. Selected stocks are equally weighted within their size sub-groups. Telecommunications & Wireless services include 30 stocks and is divided as follows:

    i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on

62

average 5%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Telecommunications & Wireless Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

    ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Telecommunications & Wireless Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Telecommunications & Wireless Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Telecommunications & Wireless Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Telecommunications & Wireless Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Telecommunications & Wireless Intellidex. In addition, the

63

performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Telecommunications & Wireless Intellidex, as would be the case if it purchased all of the stocks in the Telecommunications & Wireless Intellidex with the same weightings as the Telecommunications & Wireless Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Telecommunications & Wireless Intellidex.

Telecommunications and Wireless Industry Risk

The telecommunications and wireless industry can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products.

The telecommunications and wireless industry is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

Companies in traditional telecommunications services also face competition or potential competition with numerous alternative technologies, including, in particular, wireless communications. The wireless telecommunications industry is experiencing significant technological change. Wireless carriers are improving the capacity and quality of digital wireless technology, and are also expected to continue to reduce the prices for their services. In addition, the wireless communications industry is highly competitive, and this competition may cause the prices for wireless products and services to decline in the future. Further, there has been a recent trend in the wireless communications industry towards

64

consolidation of wireless service providers through joint ventures, reorganizations and acquisitions. This consolidation, over time, may lead to larger and better capitalized competitors.

The telecommunications and wireless industry is subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

65

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's annual return (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 9.37%.

Best Quarter	Worst Quarter
13.58% (1st Quarter 2006)	(3.45)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Telecommunications & Wireless Portfolio (return before taxes)	31.69%	27.78%
PowerShares Dynamic Telecommunications & Wireless Portfolio (return after taxes on distributions)	31.09%	27.22%
PowerShares Dynamic Telecommunications & Wireless Portfolio (return after taxes on distributions and sale of Fund Shares)	20.57%	23.30%
S&P SuperComposite Telecommunications Services Index (reflects no deduction for fees, expenses or taxes)	36.96%	29.59%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	13.47%
Dynamic Telecommunications & Wireless IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	33.24%	29.26%

* The Fund commenced operations on December 6, 2005.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Telecommunications Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 13 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.56%
Total Gross Annual Fund Operating Expenses	1.06%
Fee Waivers and Expense Assumption(6)	0.43%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing

67

fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertainig to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$79	$309	$557	$1,268

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $12,845, $47,308, $84,540 and $191,240 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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PowerShares Dynamic Utilities Portfolio

Ticker: PUI Intraday NAV Ticker: HKV	CUSIP: 73935X591 Underlying Index: Dynamic Utilities IntellidexSM Index (Ticker: DWU)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Utilities IntellidexSM Index (the "Utilities Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of utilities companies. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities Intellidex. The Utilities Intellidex is comprised of stocks of 30 U.S. utilities companies. These companies are principally engaged in providing either energy, water or natural gas utilities. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; and provide water to customers, as well as dealing with associated wastewater. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Utilities Intellidex included companies with a market capitalization range of between approximately $649.7 million and $23.5 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Utilities Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Utilities Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Utilities Intellidex in proportion to their weightings in the Utilities Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Utilities Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Utilities Intellidex, purchase securities not in the Utilities Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Utilities Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Utilities Intellidex. The Fund may

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sell stocks that are represented in the Utilities Intellidex in anticipation of their removal from the Utilities Intellidex, or purchase stocks not represented in the Utilities Intellidex in anticipation of their addition to the Utilities Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Utilities Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Index Construction

(1)  Utilities stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Utilities Intellidex model.

(2)  The universe of companies in the Utilities Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Utilities Industry Group Universe").

(3)  Stocks within the Utilities Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Utilities Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Utilities Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Utilities Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Utilities Industry Group Universe is predetermined and is as follows:

  a.  The Utilities Intellidex includes 30 stocks that are selected from the Utilities Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Utilities Intellidex weight (each larger

71

stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Utilities Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Utilities Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Utilities Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Utilities Intellidex weight (each of the eight largest stocks receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Utilities Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Utilities Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Utilities Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

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Non-Correlation Risk

The Fund's return may not match the return of the Utilities Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Utilities Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Utilities Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Utilities Intellidex, as would be the case if it purchased all of the stocks in the Utilities Intellidex with the same weightings as the Utilities Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Utilities Intellidex.

Utilities Sector Concentration Risk

The Fund's emphasis on securities of utility issuers makes it more susceptible to adverse conditions affecting such sector than a fund that does not have its assets invested to a similar degree in such issuers. Certain segments of this sector and individual companies within such segments may not perform as well as the sector as a whole. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated

73

with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters.

Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 3.69%.

Best Quarter	Worst Quarter
7.36% (4th Quarter 2006)	4.28% (1st Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Utilities Portfolio (return before taxes)	23.59%	22.38%
PowerShares Dynamic Utilities Portfolio (return after taxes on distributions)	22.68%	21.35%
PowerShares Dynamic Utilities Portfolio (return after taxes on distributions and sale of Fund Shares)	15.29%	18.43%
S&P SuperComposite Utilities Index (reflects no deduction for fees, expenses or taxes)	21.47%	20.65%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	18.29%
Dynamic Utilities IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	24.34%	23.24%

* The Fund commenced operations on October 26, 2005.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Utilities Index and the Russell 3000® Index are unmanaged indices based on the average performance of 82 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.37%
Total Gross Annual Fund Operating Expenses	0.87%
Fee Waivers and Expense Assumption(6)	0.24%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

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(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$73	$262	$467	$1,058

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation

77

Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,878, $40,234, $70,980 and $159,668 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules.

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There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the Trust, also known as PowerShares XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under

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management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Travis Trampe, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior

81

to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and a Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the

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Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders for the period ending October 31, 2007 (except for PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio, which were available in the April 30, 2007 Annual Report to Shareholders).

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Intellidex, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and

83

sale) transaction. The Shares of the Funds trade on the AMEX under the following AMEX symbols:

Fund	AMEX Symbol
PowerShares Dynamic Basic Materials Sector Portfolio	PYZ
PowerShares Dynamic Consumer Discretionary Sector Portfolio	PEZ
PowerShares Dynamic Consumer Staples Sector Portfolio	PSL
PowerShares Dynamic Energy Sector Portfolio	PXI
PowerShares Dynamic Financial Sector Portfolio	PFI
PowerShares Dynamic Healthcare Sector Portfolio	PTH
PowerShares Dynamic Industrials Sector Portfolio	PRN
PowerShares Dynamic Technology Sector Portfolio	PTF
PowerShares Dynamic Telecommunications & Wireless Portfolio	PTE
PowerShares Dynamic Utilities Portfolio	PUI

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

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Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and a Fund's Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to a Fund or its shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's

85

Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

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Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m.

87

New York time) in order to receive that day's NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units.

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Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's

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aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes".

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.
Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, NewYork, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares Dynamic Basic Materials Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.56
Net investment income**	0.24
Net realized and unrealized gain on investments	6.03
TOTAL FROM OPERATIONS	6.27
Undistributed net investment income included in price of units issued and redeemed**	0.02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.20)
NET ASSET VALUE AT END OF PERIOD	$31.65
TOTAL RETURN***	24.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,988
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.32	%†
Net investment income, net of waivers	1.52	%†
Portfolio turnover rate††	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Consumer Discretionary Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.43
Net investment income**	0.09
Net realized and unrealized gain on investments	3.34
TOTAL FROM OPERATIONS	3.43
Undistributed net investment income included in price of units issued and redeemed**	(0.11)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.16)
NET ASSET VALUE AT END OF PERIOD	$28.59
TOTAL RETURN***	13.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,156
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	1.41%†
Net investment income, net of waivers	0.65%†
Portfolio turnover rate††	20%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Consumer Staples Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.25
Net investment income**	0.49
Net realized and unrealized gain on investments	2.65
TOTAL FROM OPERATIONS	3.14
Undistributed net investment income included in price of units issued and redeemed**	0.04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.27)
NET ASSET VALUE AT END OF PERIOD	$28.16
TOTAL RETURN***	12.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,264
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.46	%†
Net investment income, net of waivers	3.42	%†
Portfolio turnover rate††	18%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Energy Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.80
Net investment income**	0.05
Net realized and unrealized gain on investments	6.08
TOTAL FROM OPERATIONS	6.13
Undistributed net investment income included in price of units issued and redeemed**	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.03)
NET ASSET VALUE AT END OF PERIOD	$31.90
TOTAL RETURN***	23.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,137
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.22	%†
Net investment income, net of waivers	0.28	%†
Portfolio turnover rate††	12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Financial Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.16
Net investment income**	0.13
Net realized and unrealized gain on investments	1.33
TOTAL FROM OPERATIONS	1.46
Undistributed net investment income included in price of units issued and redeemed**	(0.02)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.09)
NET ASSET VALUE AT END OF PERIOD	$26.51
TOTAL RETURN***	5.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,954
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	1.38%†
Net investment income, net of waivers	0.87%†
Portfolio turnover rate††	33%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Healthcare Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.01
Net investment loss**	(0.04)
Net realized and unrealized gain on investments	3.67
TOTAL FROM OPERATIONS	3.63
Undistributed net investment income included in price of units issued and redeemed**	(0.05)
NET ASSET VALUE AT END OF PERIOD	$28.59
TOTAL RETURN***	14.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$57,183
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.20%†
Net investment loss, net of waivers	(0.31)%†
Portfolio turnover rate††	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Dynamic Industrials Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.72
Net investment income**	0.04
Net realized and unrealized gain on investments	3.62
TOTAL FROM OPERATIONS	3.66
Undistributed net investment income included in price of units issued and redeemed**	0.01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.04)
Tax return of capital	(0.01)
TOTAL DISTRIBUTIONS	(0.05)
NET ASSET VALUE AT END OF PERIOD	$29.34
TOTAL RETURN***	14.28%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,409
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.19%†
Net investment income, net of waivers	0.30%†
Portfolio turnover rate††	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

98

PowerShares Dynamic Technology Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.54
Net investment loss**	(0.07)
Net realized and unrealized gain on investments	2.31
TOTAL FROM OPERATIONS	2.24
Undistributed net investment income included in price of units issued and redeemed**	(0.02)
NET ASSET VALUE AT END OF PERIOD	$27.76
TOTAL RETURN***	8.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,210
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%†
Expenses, prior to waivers	1.25%†
Net investment loss, net of waivers	(0.49)%†
Portfolio turnover rate††	27%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

99

PowerShares Dynamic Telecommunications & Wireless Portfolio

FINANCIAL HIGHLIGHTS

	For the year Ended April 30, 2007	For the period December 06, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.67	$14.95
Net investment income**	0.22	0.05
Net realized and unrealized gain on investments	3.10	1.70
TOTAL FROM OPERATIONS	3.32	1.75
Undistributed net investment income included in price of units issued and redeemed**	(0.02)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.20)	(0.03)
NET ASSET VALUE AT END OF PERIOD	$19.77	$16.67
TOTAL RETURN***	19.93%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$33,606	$31,669
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.66%	0.67	%†
Expenses, prior to waivers	1.12%	0.97	%†
Net investment income, net of waivers	1.24%	0.79	%†
Portfolio turnover rate††	43%	3%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

100

PowerShares Dynamic Utilities Portfolio

FINANCIAL HIGHLIGHTS

	For the year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.33	$15.32
Net investment income**	0.44	0.24
Net realized and unrealized gain on investments	4.11	0.97
TOTAL FROM OPERATIONS	4.55	1.21
Undistributed net investment income included in price of units issued and redeemed**	0.05	(0.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.39)	(0.19)
NET ASSET VALUE AT END OF PERIOD	$20.54	$16.33
TOTAL RETURN***	28.48%	7.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$59,579	$22,861
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.69%†
Expenses, prior to waivers	0.92%	0.89%†
Net investment income, net of waivers	2.34%	2.62%†
Portfolio turnover rate††	39%	38%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

101

Intellidex Provider

The AMEX is the Intellidex Provider for the Funds. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Funds are entitled to use their respective Intellidex pursuant to a sub-licensing arrangement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event – these announcements are currently available on the Index Daily List on http://www.AMEXtrader.com.

Disclaimers

The Dynamic Basic Materials Sector IntellidexSM Index, Dynamic Consumer Discretionary Sector IntellidexSM Index, Dynamic Consumer Staples Sector IntellidexSM Index, Dynamic Energy Sector IntellidexSM Index, Dynamic Financial Sector IntellidexSM Index, Dynamic Healthcare Sector IntellidexSM Index, Dynamic Industrials Sector IntellidexSM Index, Dynamic Technology Sector IntellidexSM Index, Dynamic Telecommunications & Wireless IntellidexSM Index and Dynamic Utilities IntellidexSM Index are trademarks of the AMEX which are licensed for use by the Adviser. Set forth below is a list of each Fund and its Underlying Intellidex.

Fund	Underlying Intellidex
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index

PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index

PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index

PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index

PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index

PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index

102

Fund	Underlying Intellidex
PowerShares Dynamic Industrials Sector	Dynamic Industrials Sector

Portfolio	IntellidexSM Index

PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index

PowerShares Dynamic Telecommunications & Dynamic Telecommunications & Wireless Portfolio	Wireless IntellidexSM Index

PowerShares Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

None of the Funds is sponsored or endorsed by the AMEX and the AMEX makes no warranty or representation as to the accuracy and/or completeness of the Underlying Intellidexes or the results to be obtained by a person from the use of the Underlying Intellidexes or the trading of the Funds and does not make any representation regarding the advisability of investing in Shares of these Funds.

The AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in Shares of the Funds or the ability of the Funds to track the performance of any Sector of the stock market. As the Intellidex Provider, the AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Dynamic Basic Materials Sector IntellidexSM Index, Dynamic Consumer Discretionary Sector IntellidexSM Index, Dynamic Consumer Staples Sector IntellidexSM Index, Dynamic Energy Sector IntellidexSM Index, Dynamic Financial Sector IntellidexSM Index, Dynamic Healthcare Sector IntellidexSM Index, Dynamic Industrials Sector IntellidexSM Index, Dynamic Technology Sector IntellidexSM Index, Dynamic Telecommunications & Wireless IntellidexSM Index and Dynamic Utilities Intellidex Index, which are determined, composed and calculated by the AMEX without regard to the Funds. The AMEX has no obligation to take the needs of the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. The AMEX is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares.

The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Intellidexes. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

103

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN AND THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE DISTRIBUTOR, THE ADVISER, THE TRUST OR OWNERS OF SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED OR FOR ANY OTHER USE. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Intellidexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Intellidexes even if notified of the possibility of such damages.

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio,

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PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio. The information shown for the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

105

PowerShares Dynamic Basic Materials Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.74%	0.00%	1.61%	0.00%
Between 0.0% and 0.25%	41.17%	39.06%	33.87%	50.91%
Between -0.25% and 0.0%	58.09%	60.94%	64.52%	49.09%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Consumer Discretionary Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	3.68%	4.69%	8.06%	0.00%
Between 0.0% and 0.25%	34.55%	56.25%	37.10%	21.82%
Between -0.25% and 0.0%	61.03%	37.50%	53.23%	78.18%
Between -0.25% and -0.5%	0.74%	1.56%	1.61%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

106

PowerShares Dynamic Consumer Staples Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	3.68%	3.13%	6.45%	0.00%
Between 0.0% and 0.25%	24.26%	43.75%	29.03%	14.55%
Between -0.25% and 0.0%	70.59%	53.12%	61.29%	85.45%
Between -0.25% and -0.5%	1.47%	0.00%	3.23%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Energy Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.25% and 0.5%	0.74%	0.00%	0.00%	1.82%
Between 0.0% and 0.25%	19.85%	35.94%	19.35%	18.18%
Between -0.25% and 0.0%	79.41%	62.50%	80.65%	80.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

107

PowerShares Dynamic Financial Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.0% and 0.25%	27.94%	51.56%	22.58%	32.73%
Between -0.25% and 0.0%	72.06%	46.88%	77.42%	67.27%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Healthcare Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.25% and 0.5%	0.74%	1.56%	0.00%	0.00%
Between 0.0% and 0.25%	21.31%	59.38%	20.97%	10.91%
Between -0.25% and 0.0%	77.21%	37.50%	77.42%	89.09%
Between -0.25% and -0.5%	0.74%	0.00%	1.61%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

108

PowerShares Dynamic Industrials Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.25% and 0.5%	1.47%	0.00%	1.61%	1.82%
Between 0.0% and 0.25%	40.44%	89.06%	33.87%	27.27%
Between -0.25% and 0.0%	56.62%	9.38%	61.29%	70.91%
Between -0.25% and -0.5%	1.47%	0.00%	3.23%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Technology Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	4.69%	0.00%	0.00%
Between 0.25% and 0.5%	6.62%	39.05%	14.52%	0.00%
Between 0.0% and 0.25%	37.50%	34.38%	35.48%	30.91%
Between -0.25% and 0.0%	55.88%	18.75%	50.00%	69.09%
Between -0.25% and -0.5%	0.00%	3.13%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

109

PowerShares Dynamic Telecommunications & Wireless Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	7.94%	9.38%	1.61%	26.56%	4.69%
Between 0.0% and 0.25%	34.52%	32.81%	37.10%	43.75%	28.12%
Between -0.25% and 0.0%	53.97%	56.25%	59.68%	26.56%	62.50%
Between -0.25% and -0.5%	2.78%	1.56%	1.61%	3.13%	4.69%
Greater than -0.5%	0.79%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Utilities Portfolio

Premium/ Discount Range	Number Of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number Of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number Of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number Of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number Of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.40%	0.00%	1.61%	0.00%	0.00%
Between 0.0% and 0.25%	36.90%	35.94%	37.10%	39.06%	46.88%
Between -0.25% and 0.0%	61.90%	62.50%	59.68%	60.94%	51.56%
Between -0.25% and -0.5%	0.80%	1.56%	1.61%	0.00%	1.56%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

110

Total Return Information

The table below presents information about the total return of each Underlying Intellidex in comparison to the total return of the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio. The information presented for the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns

111

would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Dynamic Utilities Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Basic Materials Sector Portfolio (At NAV)	—	—	24.69%
PowerShares Dynamic Basic Materials Sector Portfolio (At Market)	—	—	24.86%
Dynamic Basic Materials Sector IntellidexSM Index	—	—	25.36%
S&P Materials Index	—	—	20.74%
Dow Jones Basic Materials Index	—	—	20.21%
PowerShares Dynamic Consumer Discretionary Sector Portfolio (At NAV)	—	—	13.11%
PowerShares Dynamic Consumer Discretionary Sector Portfolio (At Market)	—	—	13.19%
Dynamic Consumer Discretionary Sector IntellidexSM Index	—	—	13.54%
S&P Consumer Discretionary Index	—	—	6.77%
Dow Jones Consumer Services Index	—	—	7.17%

112

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Consumer Staples Sector Portfolio (At NAV)	—	—	12.69%
PowerShares Dynamic Consumer Staples Sector Portfolio (At Market)	—	—	12.75%
Dynamic Consumer Staples Sector IntellidexSM Index	—	—	13.10%
S&P Consumer Staples Index	—	—	9.42%
Dow Jones Consumer Goods Index	—	—	9.85%
PowerShares Dynamic Energy Sector Portfolio (At NAV)	—	—	23.78%
PowerShares Dynamic Energy Sector Portfolio (At Market)	—	—	23.92%
Dynamic Energy Sector IntellidexSM Index	—	—	24.18%
S&P Energy Index	—	—	20.21%
Dow Jones Oil & Gas Index	—	—	20.64%
PowerShares Dynamic Financial Sector Portfolio (At NAV)	—	—	5.72%
PowerShares Dynamic Financial Sector Portfolio (At Market)	—	—	5.86%
Dynamic Financial Sector IntellidexSM Index	—	—	6.06%
S&P Financials Index	—	—	6.06%
Dow Jones Financials Index	—	—	4.31%
PowerShares Dynamic Healthcare Sector Portfolio (At NAV)	—	—	14.31%
PowerShares Dynamic Healthcare Sector Portfolio (At Market)	—	—	14.35%
Dynamic Healthcare Sector IntellidexSM Index	—	—	14.78%
S&P Health Care Index	—	—	9.59%
Dow Jones Healthcare Index	—	—	8.19%

113

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Industrials Sector Portfolio (At NAV)	—	—	14.28%
PowerShares Dynamic Industrials Sector Portfolio (At Market)	—	—	14.37%
Dynamic Industrials Sector IntellidexSM Index	—	—	14.70%
S&P Industrials Index	—	—	8.21%
Dow Jones Industrials Index	—	—	10.07%
PowerShares Dynamic Technology Sector Portfolio (At NAV)	—	—	8.69%
PowerShares Dynamic Technology Sector Portfolio (At Market)	—	—	8.77%
Dynamic Technology Sector IntellidexSM Index	—	—	9.11%
S&P Information Technology Index	—	—	7.19%
Dow Jones Technology Index	—	—	6.79%
PowerShares Dynamic Telecommunications & Wireless Portfolio (At NAV)	19.93%	23.31%	34.01%
PowerShares Dynamic Telecommunications & Wireless Portfolio (At Market)	19.93%	23.36%	34.09%
Dynamic Telecommunications & Wireless IntellidexSM Index	20.80%	24.56%	35.92%
S&P SuperComposite Telecommunications Services Index	32.11%	28.81%	42.44%
Russell 3000® Index	14.48%	14.31%	20.55%
PowerShares Dynamic Utilities Portfolio (At NAV)	28.48%	24.10%	38.53%
PowerShares Dynamic Utilities Portfolio (At Market)	28.60%	24.20%	38.70%
Dynamic Utilities IntellidexSM Index	29.26%	24.95%	39.96%
S&P SuperComposite Utilities Index	34.97%	25.36%	40.66%
Russell 3000® Index	14.48%	18.02%	28.42%

114

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act

115

would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus. Additional Information about the Funds' investments is also available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information free of charge, please:

Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173

  Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available

116

on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

117

(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-PRO-3

PowerShares Exchange-Traded Fund Trust

  PowerShares Dynamic Banking Portfolio  –  PJB

  PowerShares Dynamic Biotechnology & Genome Portfolio  –  PBE

  PowerShares Dynamic Building & Construction Portfolio  –  PKB

  PowerShares Dynamic Energy Exploration & Production Portfolio  –  PXE

  PowerShares Dynamic Food & Beverage Portfolio  –  PBJ

  PowerShares Dynamic Hardware & Consumer Electronics
  Portfolio  –  PHW

  PowerShares Dynamic Healthcare Services Portfolio  –  PTJ

  PowerShares Dynamic Insurance Portfolio  –  PIC

  PowerShares Dynamic Leisure and Entertainment
  Portfolio  –  PEJ

  PowerShares Dynamic Media
  Portfolio  –  PBS

  PowerShares Dynamic Networking Portfolio  –  PXQ

  PowerShares Dynamic Oil & Gas
  Services Portfolio  –  PXJ

  PowerShares Dynamic
  Pharmaceuticals Portfolio  –  PJP

  PowerShares Dynamic Retail Portfolio  –  PMR

  PowerShares Dynamic
  Semiconductors Portfolio  –  PSI

  PowerShares Dynamic
  Software Portfolio  –  PSJ

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to sixteen funds of the Trust, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX"). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dynamic Banking Portfolio

12	PowerShares Dynamic Biotechnology & Genome Portfolio

20	PowerShares Dynamic Building & Construction Portfolio

29	PowerShares Dynamic Energy Exploration & Production Portfolio

38	PowerShares Dynamic Food & Beverage Portfolio

46	PowerShares Dynamic Hardware & Consumer Electronics Portfolio

55	PowerShares Dynamic Healthcare Services Portfolio

62	PowerShares Dynamic Insurance Portfolio

71	PowerShares Dynamic Leisure and Entertainment Portfolio

79	PowerShares Dynamic Media Portfolio

87	PowerShares Dynamic Networking Portfolio

96	PowerShares Dynamic Oil & Gas Services Portfolio

104	PowerShares Dynamic Pharmaceuticals Portfolio

113	PowerShares Dynamic Retail Portfolio

121	PowerShares Dynamic Semiconductors Portfolio

130	PowerShares Dynamic Software Portfolio

138	Additional Investment Strategies

138	Additional Risks

139	Portfolio Holdings

139	Management of the Funds

142	How to Buy and Sell Shares

144	Creations, Redemptions and Transaction Fees

147	Dividends, Distributions and Taxes

149	Distribution Plan

150	Net Asset Value

150	Fund Service Providers

151	Financial Highlights

168	Intellidex Provider

169	Disclaimers

171	Premium/Discount Information

180	Total Return Information

187	Other Information

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the AMEX at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

PowerShares Dynamic Banking Portfolio

Ticker: PJB Intraday NAV Ticker: PJB.IV	CUSIP: 73935X336 Underlying Index: Dynamic Banking IntellidexSM Index (Ticker: DHD)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Banking IntellidexSM Index (the "Banking Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of banking companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Banking Intellidex. The Adviser will seek to match the performance of the Banking Intellidex. The Banking Intellidex is comprised of stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are principally engaged in providing a range of consumer and commercial products and services including depository and cash management services; consumer and commercial loans; residential and commercial real estate loans; as well as other related banking services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Banking Intellidex included companies with a market capitalization range of between $466.2 million and $211.7 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Banking Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Banking Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Banking Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Banking Intellidex in proportion to their weightings in the Banking Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Banking Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Banking Intellidex, purchase securities not in the Banking Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Banking Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Banking Intellidex. The Fund may sell stocks that are represented in the Banking Intellidex in anticipation of their removal from the Banking Intellidex or purchase stocks not represented in the Banking Intellidex in anticipation of their addition to the Banking Intellidex.

Intellidex Methodology

The Banking Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Banking Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Banking stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and the NASDAQ Securities Market Inc. ("NASDAQ") and are ranked for capital appreciation potential using a proprietary AMEX Banking Intellidex model.

(2)  The universe of companies in the Banking Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in the industry group (the "Banking Industry Group Universe").

(3)  Stocks within the Banking Industry Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Banking Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Banking Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Banking Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Banking Industry Group Universe is predetermined and is as follows:

(a)  The Banking Intellidex includes 30 stocks that are selected from the Banking Industry Group Universe based on their Model Score as follows:

  (i)  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Banking Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Banking Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Banking Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Banking Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

  (i)  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Banking Intellidex weight (each of the eight largest stocks receives on average 5%).

  (ii)  The other twenty-two of the selected stocks collectively receive 60% of the total Banking Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Banking Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Banking Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Banking Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Banking Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Banking Intellidex, as would be the case if it purchased all of the stocks in the Banking Intellidex with the same weightings as the Banking Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Banking Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Banking Industry Concentration Risk

Companies in the banking industry may be susceptible to adverse economic or regulatory occurrences affecting that sector. Investing in the banking industry involves risks, including government regulation that affects the scope of their activities, the prices that they can charge and the amount of capital that they must maintain. In addition, companies in the banking industry can be adversely affected by increases in interest rates and loan losses, which generally increase during economic downturns. Companies in the banking industry whose securities the Fund may purchase may themselves have concentrated portfolios, such as a high level of loans to entities in a specific industry, which makes them vulnerable to economic conditions that affect that industry. They may also have been or may in the future be affected by increased competition, which could adversely affect the profitability or viability of such companies.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	2.23%
Total Gross Annual Fund Operating Expenses	2.73%
Fee Waivers and Expense Assumption(6)	1.98%
Total Net Annual Fund Operating Expenses	0.75%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$144	$722	$1,327	$2,964

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five-and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $36,883, $181,511, $332,780 and $742,041 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Biotechnology &
Genome Portfolio

Ticker: PBE Intraday NAV Ticker: BJD	CUSIP: 73935X856 Underlying Index: Dynamic Biotechnology & Genome IntellidexSM Index (Ticker: DZO)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Biotechnology & Genome IntellidexSM Index (the "Biotechnology & Genome Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of biotechnology companies and genome companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Biotechnology & Genome Intellidex. The Adviser will seek to match the performance of the Biotechnology & Genome Intellidex. The Biotechnology & Genome Intellidex is comprised of stocks of 30 U.S. biotechnology and genome companies. These are companies that are principally engaged in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes and companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Biotechnology & Genome Intellidex included companies with a market capitalization range of between approximately $454.4 million and $80.4 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Biotechnology & Genome Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Biotechnology & Genome Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Biotechnology & Genome Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Biotechnology & Genome Intellidex in proportion to their weightings in the Biotechnology & Genome Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Biotechnology & Genome Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Biotechnology & Genome Intellidex, purchase securities not in the Biotechnology & Genome Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Biotechnology & Genome Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Biotechnology & Genome Intellidex. The Fund may sell stocks that are represented in the Biotechnology & Genome Intellidex in anticipation of their removal from the Biotechnology & Genome Intellidex, or purchase stocks not represented in the Biotechnology & Genome Intellidex in anticipation of their addition to the Biotechnology & Genome Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Biotechnology & Genome Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Biotechnology and genome stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Biotechnology & Genome Intellidex model.

  (2)  Within the biotechnology and genome industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Biotechnology & Genome Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Biotechnology & Genome Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the

Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Biotechnology & Genome Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Biotechnology & Genome Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Biotechnology & Genome Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Biotechnology & Genome Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Biotechnology & Genome Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Biotechnology & Genome Intellidex, as would be the case if it purchased all of the stocks in the Biotechnology & Genome Intellidex with the same weightings as the Biotechnology & Genome Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Biotechnology & Genome Intellidex.

Biotechnology/Genome Industry Concentration Risk

The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of their patent protections for their products, intense competition, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. Biotechnology and genome companies can have persistent losses during a new product's transition from development to production and revenue patterns can be erratic. In addition, biotechnology and genome companies must contend with high development costs which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls. Moreover, stock prices of biotechnology and genome companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 3.62%.

Best Quarter	Worst Quarter
5.80% (4th Quarter 2006)	(9.93)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Biotechnology & Genome Portfolio (return before taxes)	2.08%	12.87%
PowerShares Dynamic Biotechnology & Genome Portfolio (return after taxes on distributions)	2.08%	12.87%
PowerShares Dynamic Biotechnology & Genome Portfolio (return after taxes on distributions and sale of Fund Shares)	1.35%	10.99%
S&P SuperComposite Biotechnology Index (reflects no deduction for fees, expenses or taxes)	(1.92)%	15.06%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Biotechnology & Genome IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	1.65%	12.39%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Biotechnology Index and the Russell 3000® Index are unmanaged indices based on average performance of 14 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.15%
Total Gross Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(6)	0.02%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$65	$207	$361	$809

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,758, $32,004, $55,138 and $122,376 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Building & Construction Portfolio

Ticker: PKB Intraday NAV Ticker: HKB (Ticker: DWC)	CUSIP: 73935X666 Underlying Index: Dynamic Building & Construction IntellidexSM Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Building & Construction IntellidexSM Index (the "Building & Construction Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of building and construction companies. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Building & Construction Intellidex. The Building & Construction Intellidex is comprised of stocks of 30 U.S. building and construction companies. These are companies that are primarily engaged in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies may also include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies which provide installation/maintenance/repair work; and land developers. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Building & Construction Intellidex included companies with a market capitalization range of between approximately $649.7 million and $49.4 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Building & Construction Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Building & Construction Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Building & Construction Intellidex in proportion to their weightings in the Building & Construction Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Building & Construction Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Building & Construction Intellidex, purchase securities not in the Building & Construction Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Building & Construction Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Building & Construction Intellidex. The Fund may sell stocks that are represented in the Building & Construction Intellidex in anticipation of their removal from the Building & Construction Intellidex, or purchase stocks not represented in the Building & Construction Intellidex in anticipation of their addition to the Building & Construction Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Building & Construction Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Building and construction stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Building & Construction Intellidex model.

(2)  The universe of companies in the Building & Construction Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Building & Construction Industry Group Universe").

(3)  Stocks within the Building & Construction Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Building & Construction Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Building & Construction Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Building & Construction Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Building & Construction Industry Group Universe is predetermined and is as follows:

  a.  The Building & Construction Intellidex includes 30 stocks that are selected from the Building & Construction Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Building & Construction Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Building & Construction Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Building & Construction Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Building & Construction Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Building & Construction Intellidex weight (each of the eight largest stock receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Building & Construction Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Building & Construction Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Building & Construction Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Building & Construction Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Building & Construction Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Building & Construction Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Building & Construction Intellidex, as would be the case if it purchased all of the stocks in the Building & Construction Intellidex with the same weightings as the Building & Construction Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Building & Construction Intellidex.

Building and Construction Industry Concentration Risk

Companies in the building and construction industry are affected by supply and demand both for their specific products or services and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, government regulation, world events and economic conditions affect the performance of companies in these industries. Companies in this industry are also at risk for environmental damage and product liability claims.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 23.40%.

Best Quarter	Worst Quarter
12.02% (1st Quarter 2006)	(13.57)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Building & Construction Portfolio (return before taxes)	1.75%	6.90%
PowerShares Dynamic Building & Construction Portfolio (return after taxes on distributions)	1.74%	6.88%
PowerShares Dynamic Building & Construction Portfolio (return after taxes on distributions and sale of Fund Shares)	1.14%	5.86%
S&P SuperComposite Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)	20.99%	31.17%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	18.29%
Dynamic Building & Construction IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	3.86%	8.86%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Construction and Engineering Index and the Russell 3000® Index are unmanaged indices based on the average performance of 9 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.04%
Total Gross Annual Fund Operating Expenses	1.54%
Fee Waivers and Expense Assumption(6)	0.91%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$95	$427	$782	$1,783

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $15,285, $65,041, $118,301 and $268,435 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Energy Exploration & Production Portfolio

Ticker: PXE Intraday NAV Ticker: HKC	CUSIP: 73935X658 Underlying Index: Dynamic Energy Exploration & Production IntellidexSM Index (Ticker: DWE)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Energy Exploration & Production IntellidexSM Index (the "Energy Exploration & Production Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies engaged in energy exploration and production. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy Exploration & Production Intellidex. The Energy Exploration & Production Intellidex is comprised of stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These are companies that are principally engaged in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. These companies include petroleum refineries which process the crude oil into finished products, such as gasoline and automotive lubricants and companies involved in gathering and processing of natural gas, and manufacturing natural gas liquid. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Energy Exploration & Production Intellidex included companies with a market capitalization range of between approximately $604.3 million and $484.6 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Energy Exploration & Production Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Energy Exploration & Production Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Energy Exploration & Production Intellidex in proportion to their weightings in the Energy Exploration & Production Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Energy Exploration & Production Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Energy

Exploration & Production Intellidex, purchase securities not in the Energy Exploration & Production Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Energy Exploration & Production Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Energy Exploration & Production Intellidex. The Fund may sell stocks that are represented in the Energy Exploration & Production Intellidex in anticipation of their removal from the Energy Exploration & Production Intellidex, or purchase stocks not represented in the Energy Exploration & Production Intellidex in anticipation of their addition to the Energy Exploration & Production Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Energy Exploration & Production Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Energy exploration and production stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Energy Exploration & Production Intellidex model.

(2)  The universe of companies in the Energy Exploration & Production Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Energy Exploration & Production Industry Group Universe").

(3)  Stocks within the Energy Exploration & Production Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Energy Exploration & Production Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Energy Exploration & Production Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Energy Exploration & Production Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Energy Exploration & Production Industry Group Universe is predetermined and is as follows:

  a.  The Energy Exploration & Production Intellidex includes 30 stocks that are selected from the Energy Exploration & Production Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Energy Exploration & Production Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Energy Exploration & Production Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Energy Exploration & Production Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Energy Exploration & Production Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Energy Exploration & Production Intellidex weight (each of the eight largest stocks receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Energy Exploration & Production Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Energy Exploration & Production Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Energy Exploration & Production Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Energy Exploration & Production Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Energy Exploration & Production Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Energy Exploration & Production Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Energy Exploration & Production Intellidex, as would be the case if it purchased all of the stocks in the Energy Exploration & Production Intellidex with the same weightings as the Energy Exploration & Production Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Energy Exploration & Production Intellidex.

Energy Industry Concentration Risk

Companies in the energy exploration and production industry may be adversely affected by changes in worldwide energy prices, exploration, production spending and changes in exchange rates. Companies is this industry are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 22.49%.

Best Quarter	Worst Quarter
8.00% (4th Quarter 2006)	(6.36)% (3rd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Energy Exploration & Production Portfolio (return before taxes)	12.67%	14.98%
PowerShares Dynamic Energy Exploration & Production Portfolio (return after taxes on distributions)	12.54%	14.83%
PowerShares Dynamic Energy Exploration & Production Portfolio (return after taxes on distributions and sale of Fund Shares)	8.24%	12.67%
S&P SuperComposite Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)	13.57%	9.24%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	18.29%
Dynamic Energy Exploration & Production IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	12.85%	15.30%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Oil & Gas Exploration & Production Index and the Russell 3000® Index are unmanaged indices based on the average performance of 25 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.22%
Total Gross Annual Fund Operating Expenses	0.72%
Fee Waivers and Expense Assumption(6)	0.09%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$224	$395	$889

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,115, $34,627, $60,195 and $134,328 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Food & Beverage Portfolio

Ticker: PBJ Intraday NAV Ticker: FJW	CUSIP: 73935X849 Underlying Index: Dynamic Food & Beverage IntellidexSM Index (Ticker: DZF)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Food & Beverage IntellidexSM Index (the "Food & Beverage Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of food and beverage companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Food & Beverage Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Food & Beverage Intellidex is comprised of stocks of 30 U.S. food and beverage companies. These are companies that are principally engaged in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Food & Beverage Intellidex included companies with a market capitalization range of between approximately $714.4 million and $57.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Food & Beverage Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Food & Beverage Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Food & Beverage Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Food & Beverage Intellidex in proportion to their weightings in the Food & Beverage Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Food & Beverage Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Food & Beverage Intellidex, purchase securities not in the Food & Beverage Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Food & Beverage Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Food & Beverage Intellidex. The Fund may sell stocks that are represented in the Food & Beverage Intellidex, in anticipation of their removal from the Food & Beverage Intellidex, or purchase stocks not represented in the Food & Beverage Intellidex in anticipation of their addition to the Food & Beverage Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Food & Beverage Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Food and beverage stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Food & Beverage Intellidex model.

  (2)  Within the food and beverage industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Food & Beverage Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Food & Beverage Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the

Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Food & Beverage Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Food & Beverage Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Food & Beverage Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Food & Beverage Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Food & Beverage Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Food & Beverage Intellidex, as would be the case if it purchased all of the stocks in the Food & Beverage Intellidex with the same weightings as the Food & Beverage Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Food & Beverage Intellidex.

Food and Beverage Industry Concentration Risk

The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, risks of product tampering and the availability and expense of liability insurance. Product recalls are sometimes required in the food and beverage industry to withdraw contaminated or mislabeled products from the market.

In addition, there are risks pertaining to raw materials and the suppliers of such raw materials that include changing market prices. The prices for raw materials fluctuate in response to a number of factors, including, but not limited to, changes in the U.S. Government farm support programs, changes in international agricultural and trading policies, weather and other conditions during the growing and harvesting seasons.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 7.88%.

Best Quarter	Worst Quarter
6.98% (4th Quarter 2006)	1.06% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Food & Beverage Portfolio (return before taxes)	15.58%	8.03%
PowerShares Dynamic Food & Beverage Portfolio (return after taxes on distributions)	15.19%	7.67%
PowerShares Dynamic Food & Beverage Portfolio (return after taxes on distributions and sale of Fund Shares)	10.11%	6.63%
S&P SuperComposite Food & Tobacco Products Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.91%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Food & Beverage IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	16.21%	8.73%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Food & Tobacco Products Index and the Russell 3000® Index are unmanaged indices based on the average performance of 40 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.60%
Total Gross Annual Fund Operating Expenses	1.10%
Fee Waivers and Expense Assumption(6)	0.47%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$80	$319	$576	$1,312

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $13,049, $48,793, $87,380 and $197,812 if the Creation Unit is redeemed after one, three, five and ten years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

Ticker: PHW Intraday NAV Ticker: HKH (Ticker: DZH)	CUSIP: 73935X831 Underlying Index: Dynamic Hardware & Consumer Electronics IntellidexSM Index

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Hardware & Consumer Electronics IntellidexSM Index (the "Hardware & Consumer Electronics Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of hardware and consumer electronics companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Hardware & Consumer Electronics Intellidex. The Adviser will seek to match the performance of the Hardware & Consumer Electronics Intellidex. The Hardware & Consumer Electronics Intellidex is comprised of stocks of 30 U.S. hardware and consumer electronics companies. These are companies that are principally engaged in providing corporate, consumer and industrial computer systems and related peripherals, components and power management products. These companies may includes manufacturers of computers, data storage drives and peripherals, and a broad field of electronics that include products such as TVs, VCRs, radios, hi-fi stereo, home theater, handheld and software-based games as well as other electronic devices intended for home or mobile use. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Hardware & Consumer Electronics Intellidex included companies with a market capitalization range of between approximately $531.1 million and $122.3 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Hardware & Consumer Electronics Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Hardware & Consumer Electronics Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Hardware & Consumer Electronics Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Hardware & Consumer Electronics Intellidex in proportion to their weightings in the Hardware & Consumer

Electronics Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Hardware & Consumer Electronics Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Hardware & Consumer Electronics Intellidex, purchase securities not in the Hardware & Consumer Electronics Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Hardware & Consumer Electronics Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Hardware & Consumer Electronics Intellidex. The Fund may sell stocks that are represented in the Hardware & Consumer Electronics Intellidex in anticipation of their removal from the Hardware & Consumer Electronics Intellidex, or purchase stocks not represented in the Hardware & Consumer Electronics Intellidex in anticipation of their addition to the Hardware & Consumer Electronics Intellidex.

Intellidex Methodology

The Hardware & Consumer Electronics Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Hardware & Consumer Electronics Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Hardware and consumer electronics stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Intellidex model.

(2)  Within the hardware and consumer electronics industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Hardware & Consumer Electronics Intellidex. Selected stocks are equally weighted within their size sub-groups. Hardware and consumer electronics include 30 stocks and is divided as follows:

    i.  Ten of the top-ranked larger stocks within the hardware and consumer electronics sector are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Hardware & Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

    ii.  Twenty of the top-ranked smaller stocks within the hardware and consumer electronics sector are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Hardware & Consumer Electronics Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Hardware & Consumer Electronics Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Hardware & Consumer Electronics Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Hardware & Consumer Electronics Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Hardware & Consumer Electronics Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Hardware & Consumer Electronics Intellidex, as would be the case if it purchased all of the stocks in the Hardware & Consumer Electronics Intellidex with the same weightings as the Hardware & Consumer Electronics Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Hardware & Consumer Electronics Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Hardware and Consumer Electronics Industry Risk

The hardware and consumer electronics industry can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand and availability and price of components. The market for products produced by hardware and consumer electronics companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the industry's participants depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results. Some key components of certain products of hardware companies are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, a hardware or consumer electronics company's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components.

Many hardware and consumer electronics companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by hardware and consumer electronics companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 8.39%.

Best Quarter	Worst Quarter
10.18% (1st Quarter 2006)	(8.18)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Hardware & Consumer Electronics Portfolio (return before taxes)	12.86%	12.12%
PowerShares Dynamic Hardware & Consumer Electronics Portfolio (return after taxes on distributions)	12.86%	12.12%
PowerShares Dynamic Hardware & Consumer Electronics Portfolio (return after taxes on distributions and sale of Fund Shares)	8.36%	10.31%
S&P SuperComposite Technology Hardware & Equipment Index (reflects no deduction for fees, expenses or taxes)	14.70%	10.11%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	13.47%
Dynamic Hardware & Consumer Electronics IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	13.64%	12.88%

*  The Fund commenced operations on December 6, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Technology Hardware & Equipment Index and the Russell 3000® Index are unmanaged indices based on the average performance of 108 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.33%
Total Gross Annual Fund Operating Expenses	1.83%
Fee Waivers and Expense Assumption(6)	1.20%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$105	$498	$916	$2,082

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $16,757, $75,660, $138,357 and $313,339 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Healthcare Services
Portfolio

Ticker: PTJ Intraday NAV Ticker: PJT.IV	CUSIP: 73935X328 Underlying Index: Dynamic Healthcare Services IntellidexSM Index (Ticker: DHC)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Healthcare Services IntellidexSM Index (the "Healthcare Services Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare services companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Healthcare Services Intellidex. The Adviser will seek to match the performance of the Healthcare Services Intellidex. The Healthcare Services Intellidex is comprised of stocks of 30 U.S. healthcare services companies. These are companies that are principally engaged in the delivery, support or financing of healthcare. These companies may include operators of health plans; providers of patient care; distributors of a wide variety of healthcare-related products, equipment and supplies; and providers of non-medical support services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Healthcare Services Index included companies with a market capitalization range of between $630.8 million and $65.1 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Healthcare Services Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Healthcare Services Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Healthcare Services Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Healthcare Services Intellidex in proportion to their weightings in the Healthcare Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Healthcare Services Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Healthcare

Services Intellidex, purchase securities not in the Healthcare Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Healthcare Services Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Healthcare Services Intellidex. The Fund may sell stocks that are represented in the Healthcare Services Intellidex in anticipation of their removal from the Healthcare Services Intellidex or purchase stocks not represented in the Healthcare Services Intellidex in anticipation of their addition to the Healthcare Services Intellidex.

Intellidex Methodology

The Healthcare Services Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Healthcare Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Healthcare services stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for capital appreciation potential using a proprietary AMEX Healthcare Services Intellidex model.

(2)  The universe of companies in the Healthcare Services Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Healthcare Services Industry Group Universe").

(3)  Stocks within the Healthcare Services Industry Group Universe are further divided into two market-cap groupings, larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Healthcare Services Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Healthcare Services Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Healthcare Services Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Healthcare Services Industry Group Universe is predetermined and is as follows:

(a)  The Healthcare Services Intellidex includes 30 stocks that are selected from the Healthcare Services Industry Group Universe based on their Model Score as follows:

  (i)  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Healthcare Services Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Healthcare Services Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

(b)  In the event that the Healthcare Services Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Healthcare Services Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

  (i)  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Healthcare Services Intellidex weight (each of the eight largest stocks receives on average 5%).

  (ii)  The other twenty-two of the selected stocks collectively receive 60% of the total Healthcare Services Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Healthcare Services Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Healthcare Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Healthcare Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Healthcare Services Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Healthcare Services Intellidex, as would be the case if it purchased all of the stocks in the Healthcare Services Intellidex with the same weightings as the Healthcare Services Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Healthcare Services Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Healthcare Services Industry Concentration Risk

Companies in the healthcare services industry may be adversely affected by patent protection, government regulation, research and development costs, technological developments and increased competition. Companies in the healthcare services industry may be subject to extensive litigation based on product liability and similar claims.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 12, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.07%
Total Gross Annual Fund Operating Expenses	1.57%
Fee Waivers and Expense Assumption(6)	0.87%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$101	$439	$800	$1,818

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five-and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $26,246, $110,719, $201,085 and $455,559 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Insurance Portfolio

Ticker: PIC Intraday NAV Ticker: HKI	CUSIP: 73935X641 Underlying Index: Dynamic Insurance IntellidexSM Index (Ticker: DWJ)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Insurance IntellidexSM Index (the "Insurance Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of insurance companies. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Insurance Intellidex. The Insurance Intellidex is comprised of stocks of 30 U.S. insurance companies. These are companies that are principally engaged in underwriting or distributing and reselling life, health and property/casualty insurance policies. The Insurance Intellidex may include companies that provide coverage for various types of property and casualty risks; guarantee payment to a beneficiary when an insured person ceases to generate income, typically at death or retirement; or protect against financial loss resulting from medical bills and/or the financial consequences of poor health. Insurance brokerage and reinsurance companies may also be included in the Insurance Intellidex. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Insurance Intellidex included companies with a market capitalization range of between approximately $783.1 million and $41.7 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Insurance Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Insurance Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Insurance Intellidex in proportion to their weightings in the Insurance Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Insurance Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Insurance Intellidex, purchase securities not in the Insurance Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Insurance Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Insurance Intellidex. The Fund may sell stocks that are represented in the Insurance Intellidex in anticipation of their removal from the Insurance Intellidex, or purchase stocks not represented in the Insurance Intellidex in anticipation of their addition to the Insurance Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Insurance Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Insurance stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Insurance Intellidex model.

(2)  The universe of companies in the Insurance Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Insurance Industry Group Universe").

(3)  Stocks within the Insurance Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Insurance Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Insurance Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Insurance Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Insurance Industry Group Universe is predetermined and is as follows:

  a.  The Insurance Intellidex includes 30 stocks that are selected from the Insurance Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Insurance Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Insurance Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Insurance Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Insurance Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Insurance Intellidex weight (each of the eight largest stock receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Insurance Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Insurance Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Insurance Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Insurance Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Insurance Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Insurance Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Insurance Intellidex, as would be the case if it purchased all of the stocks in the Insurance Intellidex with the same weightings as the Insurance Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Insurance Intellidex.

Insurance Industry Concentration Risk

Companies involved in the insurance industry are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. In addition, certain types of insurance companies may also be affected by weather catastrophes and other disasters and mortality rates. In addition, although the industry is currently subject to extensive regulation, companies in this industry may be adversely affected by increased government regulations or tax law changes in the future.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 4.04%.

Best Quarter	Worst Quarter
5.50% (4th Quarter 2006)	0.01% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Insurance Portfolio (return before taxes)	13.36%	17.00%
PowerShares Dynamic Insurance Portfolio (return after taxes on distributions)	13.07%	16.65%
PowerShares Dynamic Insurance Portfolio (return after taxes on distributions and sale of Fund Shares)	8.67%	14.27%
S&P SuperComposite Insurance Index (reflects no deduction for fees, expenses or taxes)	10.81%	14.82%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	18.29%
Dynamic Insurance IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	13.89%	17.60%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Insurance Index and the Russell 3000® Index are unmanaged indices based on the average performance of 52 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.41%
Total Gross Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(6)	0.28%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$74	$272	$486	$1,102

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $12,082, $41,726, $73,844 and $166,363 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Leisure and
Entertainment Portfolio

Ticker: PEJ Intraday NAV Ticker: DJB	CUSIP: 73935X757 Underlying Index: Dynamic Leisure and Entertainment IntellidexSM Index (Ticker: DZL)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Leisure and Entertainment IntellidexSM Index (the "Leisure and Entertainment Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of leisure companies and entertainment companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Leisure and Entertainment Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Leisure and Entertainment Intellidex is comprised of stocks of 30 U.S. leisure and entertainment companies. These are companies that are principally engaged in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear; and owners and operators of sports arenas and gaming casinos, hotels and motels. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Leisure and Entertainment Intellidex included companies with a market capitalization range of between approximately $836.6 million and $70 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Leisure and Entertainment Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Leisure and Entertainment Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Leisure and Entertainment Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Leisure and Entertainment Intellidex in proportion to their weightings in the Leisure and Entertainment Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Leisure and Entertainment Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Leisure and Entertainment Intellidex, purchase securities not in the Leisure and Entertainment Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Leisure and Entertainment Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Leisure and Entertainment Intellidex. The Fund may sell stocks that are represented in the Leisure and Entertainment Intellidex, in anticipation of their removal from the Leisure and Entertainment Intellidex, or purchase stocks not represented in the Leisure and Entertainment Intellidex in anticipation of their addition to the Leisure and Entertainment Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Leisure and Entertainment Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Leisure and entertainment stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Leisure and Entertainment Intellidex model.

  (2)  Within the Leisure and Entertainment industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Leisure and Entertainment Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Leisure and Entertainment Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Leisure and Entertainment Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Leisure and Entertainment Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Leisure and Entertainment Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Leisure and Entertainment Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Leisure and Entertainment Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses.

If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Leisure and Entertainment Intellidex, as would be the case if it purchased all of the stocks in the Leisure and Entertainment Intellidex with the same weightings as the Leisure and Entertainment Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Leisure and Entertainment Intellidex.

Leisure and Entertainment Industry Concentration Risk

Companies engaged in design, production, or distribution of goods or services for the leisure and entertainment industry (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, the leisure and entertainment industry can be significantly affected by several factors, including the performance of the overall economy, changing consumer tastes, intense competition, technological developments and government regulation.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 4.88%.

Best Quarter	Worst Quarter
9.04% (4th Quarter 2006)	(1.47)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Leisure and Entertainment Portfolio (return before taxes)	18.36%	13.96%
PowerShares Dynamic Leisure and Entertainment Portfolio (return after taxes on distributions)	18.22%	13.84%
PowerShares Dynamic Leisure and Entertainment Portfolio (return after taxes on distributions and sale of Fund Shares)	11.93%	11.85%
S&P SuperComposite Hotels, Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)	21.48%	17.12%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Leisure and Entertainment IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	19.17%	14.72%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Hotels, Restaurants & Leisure Index and the Russell 3000® Index are unmanaged indices based on the average performance of 45 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.53%
Total Gross Annual Fund Operating Expenses	1.03%
Fee Waivers and Expense Assumption(6)	0.40%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$301	$543	$1,235

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $12,693, $46,193, $82,406 and $186,293 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Media Portfolio

Ticker: PBS Intraday NAV Ticker: MJK	CUSIP: 73935X823 Underlying Index: Dynamic Media IntellidexSM Index (Ticker: DZM)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Media IntellidexSM Index (the "Media Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of media companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Media Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Media Intellidex is comprised of stocks of 30 U.S. media companies. These are companies that are principally engaged in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications; companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Media Intellidex included companies with a market capitalization range of between approximately $503.3 million and $160.2 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Media Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Media Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Media Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Media Intellidex in proportion to their weightings in the Media Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings.

In those circumstances, the Fund may purchase a sample of stocks in the Media Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Media Intellidex, purchase securities not in the Media Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Media Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Media Intellidex. The Fund may sell stocks that are represented in the Media Intellidex, in anticipation of their removal from the Media Intellidex, or purchase stocks not represented in the Media Intellidex in anticipation of their addition to the Media Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Media Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Media stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Media Intellidex model.

  (2)  Within the Media industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Media Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Media Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

      ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Media Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Media Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Media Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Media Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Media Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Media Intellidex, as would be the case if it purchased all of the stocks in the Media Intellidex with the same weightings as the Media Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Media Intellidex.

Media Industry Concentration Risk

Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues are dependent in large part on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising. Additionally, companies engaged in the media industry can be significantly affected by federal deregulation of cable and broadcasting, competitive pressures and government regulation.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 6.27%.

Best Quarter	Worst Quarter
12.54% (4th Quarter 2006)	(4.51)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Media Portfolio (return before taxes)	12.99%	5.56%
PowerShares Dynamic Media Portfolio (return after taxes on distributions)	12.89%	5.47%
PowerShares Dynamic Media Portfolio (return after taxes on distributions and sale of Fund Shares)	8.44%	4.68%
S&P SuperComposite Media Index (reflects no deduction for fees, expenses or taxes)	28.57%	14.29%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Media IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	13.65%	6.31%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Media Index and the Russell 3000® Index are unmanaged indices based on the average performance of 52 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.67%
Total Gross Annual Fund Operating Expenses	1.17%
Fee Waivers and Expense Assumption(6)	0.54%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$83	$336	$609	$1,388

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation

Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $13,405, $51,389, $92,339 and $209,252 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Networking Portfolio

Investment Objective, Strategies and Risks

Ticker: PXQ Intraday NAV Ticker: EJR	CUSIP: 73935X815 Underlying Index: Dynamic Networking IntellidexSM Index (Ticker: DZN)

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Networking IntellidexSM Index (the "Networking Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of networking companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Networking Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Networking Intellidex is comprised of stocks of 30 U.S. networking companies. These are companies that are principally engaged in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment, data storage, systems software, internet hardware including servers, routers, switches and related equipment, systems for data encryption and security, internet services including hosting and commercial exchanges, fiber optics, satellites, cable equipment and other companies involved in supporting the flow of information. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Networking Intellidex included companies with a market capitalization range of between approximately $529.6 million and $178.6 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Networking Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Networking Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Networking Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Networking Intellidex in proportion to their weightings in the Networking Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Networking Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Networking Intellidex, purchase securities not in the Networking Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Networking Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Networking Intellidex. The Fund may sell stocks that are represented in the Networking Intellidex, in anticipation of their removal from the Networking Intellidex, or purchase stocks not represented in the Networking Intellidex in anticipation of their addition to the Networking Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Networking Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Networking stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Networking Intellidex model.

  (2)  Within the Networking industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Networking Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Networking Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the

Networking Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Networking Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Networking Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Networking Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Networking Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Networking Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Networking Intellidex, as would be the case if it purchased all of the stocks in the Networking Intellidex with the same weightings as the Networking Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Networking Intellidex.

Networking Industry Concentration Risk

The networking industry is rapidly evolving and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences.

The market for these network products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of network companies depends in substantial part on the timely and successful introduction of new products or services. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the network companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology. The networking industry is characterized by the existence of a large number of patents and frequent claims and related litigation regarding patent, trade secret and other intellectual property rights.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 12.22%.

Best Quarter	Worst Quarter
15.19% (1st Quarter 2006)	(13.58)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Networking Portfolio (return before taxes)	12.24%	10.89%
PowerShares Dynamic Networking Portfolio (return after taxes on distributions)	12.24%	10.89%
PowerShares Dynamic Networking Portfolio (return after taxes on distributions and sale of Fund Shares)	7.96%	9.29%
S&P SuperComposite Communications Equipment Index (reflects no deduction for fees, expenses or taxes)	15.34%	13.83%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Networking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	12.35%	11.30%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Communications Equipment Index and the Russell 3000® Index are unmanaged indices based on the average performance of 38 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.65%
Total Gross Annual Fund Operating Expenses	1.15%
Fee Waivers and Expense Assumption(6)	0.52%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$331	$599	$1,367

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $13,303, $50,648, $90,924 and $205,991 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

PowerShares Dynamic Oil & Gas Services Portfolio

Investment Objective, Strategies and Risks

Ticker: PXJ Intraday NAV Ticker: HKM	CUSIP: 73935X625 Underlying Index: Dynamic Oil Services IntellidexSM Index (Ticker: DWO)

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Oil Services IntellidexSM Index (the "Oil Services Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Oil Services Intellidex. The Oil Services Intellidex is comprised of stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The Oil Services Intellidex may include companies that are engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Oil Services Intellidex included companies with a market capitalization range of between approximately $622.3 million and $112.4 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Oil Services Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Oil Services Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Oil Services Intellidex in proportion to their weightings in the Oil Services Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Oil Services Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Oil Services Intellidex, purchase securities not in the Oil Services Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Oil Services Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Oil Services Intellidex. The Fund may sell stocks that are represented in the Oil Services Intellidex in anticipation of their removal from the Oil Services Intellidex or purchase stocks not represented in the Oil Services Intellidex in anticipation of their addition to the Oil Services Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Oil Services Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Stocks of companies that provide support for oil and gas operations are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Oil Services Intellidex model.

(2)  The universe of companies in the Oil Services Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Oil Services Industry Group Universe").

(3)  Stocks within the Oil Services Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Oil Services Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Oil Services Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Oil Services Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Oil Services Industry Group Universe is predetermined and is as follows:

  a.  The Oil Services Intellidex includes 30 stocks that are selected from the Oil Services Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Oil Services Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Oil Services Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Oil Services Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Oil Services Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Oil Services Intellidex weight (each of the eight largest stocks receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Oil Services Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Oil Services Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Oil Services Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Oil Services Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Oil Services Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Oil Services Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Oil Services Intellidex, as would be the case if it purchased all of the stocks in the Oil Services Intellidex with the same weightings as the Oil Services Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Oil Services Intellidex.

Oil Services Industry Concentration Risk

Companies in the oil services industry may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this industry are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 30.00%.

Best Quarter	Worst Quarter
10.85% (1st Quarter 2006)	(11.64)% (3rd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Oil & Gas Services Portfolio (return before taxes)	10.02%	17.47%
PowerShares Dynamic Oil & Gas Services Portfolio (return after taxes on distributions)	10.02%	17.47%
PowerShares Dynamic Oil & Gas Services Portfolio (return after taxes on distributions and sale of Fund Shares)	6.51%	14.88%
S&P SuperComposite Oil & Gas Equipment & Services Index (reflects no deduction for fees, expenses or taxes)	17.43%	24.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	18.29%
Dynamic Oil Services IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	10.01%	17.62%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Oil & Gas Equipment & Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 25 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.15%
Total Gross Annual Fund Operating Expenses	0.65%
Fee Waivers and Expense Assumption(6)	0.02%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund Expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$65	$207	$361	$809

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,758, $32,004, $55,138 and $122,376 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Pharmaceuticals Portfolio

Investment Objective, Strategies and Risks

Ticker: PJP Intraday NAV Ticker: AJT	CUSIP: 73935X799 Underlying Index: Dynamic Pharmaceuticals IntellidexSM Index (Ticker: DZR)

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Pharmaceuticals IntellidexSM Index (the "Pharmaceuticals Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of pharmaceutical companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Pharmaceuticals Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Pharmaceuticals Intellidex is comprised of stocks of 30 U.S. pharmaceuticals companies. These are companies that are principally engaged in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Pharmaceuticals Intellidex included companies with a market capitalization range of between approximately $637 million and $173.9 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Pharmaceuticals Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Pharmaceuticals Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Pharmaceuticals Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Pharmaceuticals Intellidex in proportion to their weightings in the Pharmaceuticals Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Pharmaceuticals Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Pharmaceuticals Intellidex, purchase securities not in the Pharmaceuticals Intellidex which the Adviser believes are appropriate to substitute for certain securities in the

Pharmaceuticals Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Pharmaceuticals Intellidex. The Fund may sell stocks that are represented in the Pharmaceuticals Intellidex, in anticipation of their removal from the Pharmaceuticals Intellidex or purchase stocks not represented in the Pharmaceuticals Intellidex in anticipation of their addition to the Pharmaceuticals Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Pharmaceuticals Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Pharmaceuticals stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Pharmaceuticals Intellidex model.

  (2)  Within the Pharmaceuticals industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Pharmaceuticals Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Pharmaceuticals Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

      ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Pharmaceuticals Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Pharmaceuticals Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Pharmaceuticals Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Pharmaceuticals Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Pharmaceuticals Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Pharmaceuticals Intellidex, as would be the case if it purchased all of the stocks in the Pharmaceuticals Intellidex with the same weightings as the Pharmaceuticals Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Pharmaceuticals Intellidex.

Pharmaceuticals Industry Concentration Risk

The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Substantially all pharmaceutical products are subject to regulation by the Food and Drug Administration (the "FDA"). The research, design, testing, manufacturing, labeling, marketing, distribution and advertising of pharmaceutical products are subject to extensive regulation by governmental authorities in the United States and other countries. The FDA and foreign regulatory agencies require pharmaceutical companies to comply with an array of manufacturing and design controls and testing, quality control, storage and documentation procedures. Manufacturing and sales of pharmaceutical products outside the United States are also subject to foreign regulatory requirements that vary from country to country. The approval process for pharmaceutical products in the United States and abroad can be lengthy, expensive and require extensive preclinical and clinical trials. As a result, pharmaceutical companies may expend substantial resources in developing and testing a new product but fail to obtain the necessary approvals or clearances to market or manufacture the products on a timely basis or at all. Failure to comply with applicable domestic and/or foreign requirements can result in: fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, or criminal prosecution. The pharmaceutical industry is also subject to federal, state, local and foreign laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees. Pharmaceutical companies are also required to obtain permits from governmental authorities for certain operations. Violation or failure to comply with these laws or regulations or failure to obtain these permits could result in fines, penalties or other sanctions.

Pharmaceutical companies are exposed to significant potential product liability risks that are inherent in the development, manufacturing and marketing of human therapeutic products. Product liability claims could delay or prevent completion of companies' clinical development programs as well as result in FDA investigations of the safety and effectiveness of companies' products, manufacturing processes and facilities or our marketing programs.

Pharmaceutical companies depend on rapidly identifying and seeking patent protection for their discoveries. The process of obtaining patent protection is expensive and time consuming. Furthermore, there can be no assurance that the steps taken by pharmaceutical companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies' products. Pharmaceutical companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain our competitive position. If any trade secret, know-how or other technology not protected by a patent were to be disclosed to or independently developed by a competitor, that company's business and financial condition could be materially adversely affected.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 5.49%.

Best Quarter	Worst Quarter
8.88% (3rd Quarter 2006)	(6.57)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Pharmaceuticals Portfolio (return before taxes)	10.82%	14.79%
PowerShares Dynamic Pharmaceuticals Portfolio (return after taxes on distributions)	10.62%	14.60%
PowerShares Dynamic Pharmaceuticals Portfolio (return after taxes on distributions and sale of Fund Shares)	7.03%	12.52%
S&P SuperComposite Pharmaceutical Index (reflects no deduction for fees, expenses or taxes)	15.59%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Pharmaceuticals IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	10.95%	15.18%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Pharmaceutical Index and the Russell 3000® Index are unmanaged indices based on the average performance of 44 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.28%
Total Gross Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Assumption(6)	0.15%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$69	$239	$423	$957

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,420, $36,872, $64,518 and $144,508 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Retail Portfolio

Ticker: PMR Intraday NAV Ticker: HKP	CUSIP: 73935X617 Underlying Index: Dynamic Retail IntellidexSM Index (Ticker: DWR)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Retail IntellidexSM Index (the "Retail Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of retail companies. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Retail Intellidex. The Retail Intellidex is comprised of stocks of 30 U.S. retailers. These are companies that are principally engaged in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies may also be included. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Retail Intellidex included companies with a market capitalization range of between approximately $582.7 million and $53.5 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Retail Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Retail Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Retail Intellidex in proportion to their weightings in the Retail Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Retail Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Retail Intellidex, purchase securities not in the Retail Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Retail Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Retail Intellidex. The Fund may sell stocks that are represented in the Retail Intellidex in anticipation of their removal from the Retail Intellidex, or purchase stocks not represented in the Retail Intellidex in anticipation of their addition to the Retail Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Retail Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  Retail stocks are selected from the 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Retail Intellidex model.

(2)  The universe of companies in the Retail Intellidex is defined by the AMEX using research provided by Revere Data, LLC to help the AMEX identify those companies that have significant operations in that industry group (the "Retail Industry Group Universe").

(3)  Stocks within the Retail Industry Group Universe are further divided into two market-cap groupings: larger and smaller, creating two sub-groups ("Sub-Groups"). Stocks in the Retail Industry Group Universe are split into quintiles based on market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(4)  Within the Retail Industry Group Universe, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Retail Intellidex. Selected stocks are equally weighted within their Sub-Groups. The number of stocks selected from the Retail Industry Group Universe is predetermined and is as follows:

  a.  The Retail Intellidex includes 30 stocks that are selected from the Retail Industry Group Universe based on their Model Score as follows:

    i.  Eight of the top-ranked relatively larger stocks are selected and collectively receive 40% of the total Retail Intellidex weight (each larger stock receives on average 5%). The eight component stocks selected are the components with the best Model Score in the Sub-Group.

    ii.  Twenty-two of the top-ranked relatively smaller stocks are selected and collectively receive 60% of the total Retail Intellidex weight (each smaller stock receives on average 2.73%). The twenty-two component stocks selected are the components with the best Model Score in that Sub-Group.

  b.  In the event that the Retail Industry Group Universe consists of less than 50 stocks at the time of a quarterly review, the 30 component stocks with the best Model Score in the Retail Industry Group Universe are selected, and the weighting for the 30 selected stocks is determined as follows:

    i.  The eight largest stocks by market capitalization are selected and collectively receive 40% of the total Retail Intellidex weight (each of the eight largest stocks receives on average 5%).

    ii.  The other twenty-two of the selected stocks collectively receive 60% of the total Retail Intellidex weight (each of the twenty-two smaller stocks receives on average 2.73%).

The Retail Intellidex is adjusted quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Retail Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Retail Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Retail Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Retail Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Retail Intellidex, as would be the case if it purchased all of the stocks in the Retail Intellidex with the same weightings as the Retail Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Retail Intellidex.

Retail Industry Concentration Risk

The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 0.97%.

Best Quarter	Worst Quarter
11.41% (1st Quarter 2006)	(3.61)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Retail Portfolio (return before taxes)	21.45%	24.54%
PowerShares Dynamic Retail Portfolio (return after taxes on distributions)	21.41%	24.47%
PowerShares Dynamic Retail Portfolio (return after taxes on distributions and sale of Fund Shares)	13.94%	20.88%
S&P SuperComposite Retailing Index 9.64% 14.49% (reflects no deduction for fees, expenses or taxes) Russell 3000® Index	15.72%	18.29%
(reflects no deduction for fees, expenses or taxes) Dynamic Retail IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	22.01%	25.10%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Retailing Index and the Russell 3000® Index are unmanaged indices based on the average performance of 91 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.79%
Total Gross Annual Fund Operating Expenses	1.29%
Fee Waivers and Expense Assumption(6)	0.66%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$87	$366	$665	$1,518

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $14,015, $55,830, $100,805 and $228,682 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

PowerShares Dynamic Semiconductors Portfolio

Ticker: PSI Intraday NAV Ticker: SJG	CUSIP: 73935X781 Underlying Index: Dynamic Semiconductors IntellidexSM Index (Ticker: DZE)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Semiconductors IntellidexSM Index (the "Semiconductors Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of semiconductor companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Semiconductors Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Semiconductors Intellidex is comprised of stocks of 30 U.S. semiconductors companies. These are companies that are principally engaged in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Semiconductors Intellidex included companies with a market capitalization range of between approximately $591.8 million and $70.9 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Semiconductors Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Semiconductors Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Semiconductors Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Semiconductors Intellidex in proportion to their weightings in the Semiconductors Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Semiconductors Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Semiconductors Intellidex, purchase securities not in the Semiconductors Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Semiconductors Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Semiconductors Intellidex. The Fund may sell stocks that are represented in the Semiconductors Intellidex, in anticipation of their removal from the Semiconductors Intellidex, or purchase stocks not represented in the Semiconductors Intellidex in anticipation of their addition to the Semiconductors Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Semiconductors Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Semiconductors stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Semiconductors Intellidex model.

  (2)  Within the Semiconductors industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Semiconductors Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Semiconductors Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twelfth ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Semiconductors Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Semiconductors Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Semiconductors Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Semiconductors Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Semiconductors Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Semiconductors Intellidex, as would be the case if it purchased all of the stocks in the Semiconductors Intellidex with the same weightings as the Semiconductors Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Semiconductors Intellidex.

Semiconductors Industry Concentration Risk

The semiconductors industry can be significantly affected by competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence.

The semiconductors industry is characterized by rapid technological change, cyclical market patterns, significant price erosion, periods of over-capacity and production shortages, changing demand, variations in manufacturing costs and yields and significant expenditures for capital equipment and product development.

The semiconductors industry has from time to time experienced depressed business conditions. In the past, business conditions in this industry have rapidly changed from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of semiconductor companies.

Semiconductor design and process methodologies are subject to rapid technological change requiring large expenditures for research and development in order to improve product performance and increase manufacturing yields. Current technology is likely to become obsolete at some point in the future.

The success of semiconductor companies largely depends on their ability to obtain and maintain protection of certain proprietary technologies used in their principal products. Semiconductor companies rely on a combination of patents, trade secret laws and contractual provisions to protect our technologies. The process of seeking patent protection can be long and expensive. In addition, the semiconductors industry in general is characterized by frequent litigation regarding patent and other intellectual property rights. This may require semiconductor companies to defend against assertions of intellectual property infringement or misappropriation raised by competitors.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 13.02%.

Best Quarter	Worst Quarter
19.48% (1st Quarter 2006)	(11.72)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Semiconductors Portfolio (return before taxes)	4.69%	9.74%
PowerShares Dynamic Semiconductors Portfolio (return after taxes on distributions)	4.69%	9.74%
PowerShares Dynamic Semiconductors Portfolio (return after taxes on distributions and sale of Fund Shares)	3.05%	8.31%
S&P SuperComposite Semiconductor Index (reflects no deduction for fees, expenses or taxes)	(4.24)%	(1.20)%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Semiconductors IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	5.17%	10.32%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Semiconductor Index and the Russell 3000® Index are unmanaged indices based on the average performance of 39 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.26%
Total Gross Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Assumption(6)	0.13%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$69	$234	$414	$934

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,318, $36,124, $63,078 and $141,121 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

PowerShares Dynamic Software Portfolio

Ticker: PSJ Intraday NAV Ticker: CJK	CUSIP: 73935X773 Underlying Index: Dynamic Software IntellidexSM Index (Ticker: DZC)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Software IntellidexSM Index (the "Software Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of software companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Software Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Software Intellidex is comprised of stocks of 30 U.S. software companies. These are companies that are principally engaged in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and companies that provide time-sharing services, internet software and home entertainment software. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Software Intellidex included companies with a market capitalization range of between approximately $612.3 million and $275.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Software Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Software Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Software Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Software Intellidex in proportion to their weightings in the Software Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Software Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Software Intellidex, purchase securities not in the Software Intellidex which the

Adviser believes are appropriate to substitute for certain securities in the Software Intellidex or utilize various combinations of other available investment techniques, in seeking to track accurately the Software Intellidex. The Fund may sell stocks that are represented in the Software Intellidex, in anticipation of their removal from the Software Intellidex or purchase stocks not represented in the Software Intellidex in anticipation of their addition to the Software Intellidex.

Intellidex Methodology

The Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Software Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

  (1)  Software stocks are selected from the 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ and are ranked for investment potential using a proprietary AMEX Software Intellidex model.

  (2)  Within the Software industry, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Software Intellidex. Selected stocks are equally weighted within their size sub-groups. The number of stocks selected is predetermined and is as follows:

    a.  The Software Intellidex includes 30 stocks and is divided as follows:

        i.  Ten of the top-ranked relatively larger stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 5.0%). The ten component stocks selected are the components with the best Model Score in the sub-group, except that any component stock which is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twelfth-ranked stock in the sub-group.

        ii.  Twenty of the top-ranked relatively smaller stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 2.5%). The twenty component stocks selected are the components with the best Model Score in that sub-group, except that any component stock that is currently included in the Software Intellidex is not removed unless its Model Score falls below that of the twenty-fourth ranked stock in the sub-group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Software Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Software Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Software Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Software Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Software Intellidex, as would be the case if it purchased all of the stocks in the Software Intellidex with the same weightings as the Software Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Software Intellidex.

Software Industry Concentration Risk

The software industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to the continued demand for internet services. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Profitability can also be affected by changing domestic and international demand, research and development costs, availability and price of components and product obsolescence. Software company stocks are likely to experience substantial fluctuations in market price.

The market for software products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of software and services companies depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting a company's products or in the market for products based on a particular technology could have a material adverse affect on the company's operating results. Furthermore, there can be no assurance that the software companies will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Many software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 6.13%.

Best Quarter	Worst Quarter
5.25% (4th Quarter 2006)	(2.79)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Software Portfolio (return before taxes)	10.83%	17.86%
PowerShares Dynamic Software Portfolio (return after taxes on distributions)	10.83%	17.86%
PowerShares Dynamic Software Portfolio (return after taxes on distributions and sale of Fund Shares)	7.04%	15.27%
S&P SuperComposite Software & Services Index (reflects no deduction for fees, expenses or taxes)	9.46%	10.54%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	15.72%	14.07%
Dynamic Software IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	11.08%	18.31%

*  The Fund commenced operations on June 23, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P SuperComposite Software & Services Index and the Russell 3000® Index are unmanaged indices based on the average performance of 102 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.30%
Total Gross Annual Fund Operating Expenses	0.80%
Fee Waivers and Expense Assumption(6)	0.17%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transacton Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$244	$433	$979

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,522, $37,620, $65,956 and $147,889 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Intellidex and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the Trust, also known as PowerShares XTF, and the Power Shares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic

Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Travis Trampe, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research

Analyst for the Adviser since May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 9th, 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement with respect to each Fund included in this Prospectus, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2007 (except for PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio, which will be available in the Funds' Semi-Annual Report to Shareholders for the period ended October 31, 2007.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Intellidexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following AMEX symbols:

Fund	AMEX Trading Symbol
PowerShares Dynamic Banking Portfolio	PJB

PowerShares Dynamic Biotechnology & Genome Portfolio	PBE

PowerShares Dynamic Building & Construction Portfolio	PKB

PowerShares Dynamic Energy Exploration & Production Portfolio	PXE

PowerShares Dynamic Food & Beverage Portfolio	PBJ

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	PHW

PowerShares Dynamic Healthcare Services Portfolio	PTJ

PowerShares Dynamic Insurance Portfolio	PIC

PowerShares Dynamic Leisure and Entertainment Portfolio	PEJ

Fund	AMEX Trading Symbol
PowerShares Dynamic Media Portfolio	PBS

PowerShares Dynamic Networking Portfolio	PXQ

PowerShares Dynamic Oil & Gas Services Portfolio	PXJ

PowerShares Dynamic Pharmaceuticals Portfolio	PJP

PowerShares Dynamic Retail Portfolio	PMR

PowerShares Dynamic Semiconductors Portfolio	PSI

PowerShares Dynamic Software Portfolio	PSJ

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time"

update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional

Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

PowerShares Dynamic Banking Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.17
Net investment income**	0.22
Net realized and unrealized loss on investments	(1.43)
TOTAL FROM OPERATIONS	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.06)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.22)
NET ASSET VALUE AT END OF PERIOD	$23.68
TOTAL RETURN:***	(5.08)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,736
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.76%†
Expenses, prior to waivers	1.88%†
Net investment income, net of waivers	1.58%†
Portfolio turnover rate††	57%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Biotechnology & Genome Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.24		$14.71
Net investment loss**	(0.10)		(0.08)
Net realized and unrealized gain on investments	2.15		2.61
TOTAL FROM OPERATIONS	2.05		2.53
Undistributed net investment income included in price of units issued and redeemed**	0.01		—
NET ASSET VALUE AT END OF PERIOD	$19.30		$17.24
TOTAL RETURN:***	11.95%		17.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$258,616		$250,021
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%		0.64	%†
Expenses, prior to waivers	0.66	%†††	0.67	%†
Net investment loss, net of waivers	(0.56)%		(0.55	)%†
Portfolio turnover rate ††	82%		49%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

PowerShares Dynamic Building & Construction Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.15	$15.26
Net investment income**	0.02	—	(a)
Net realized and unrealized gain on investments	0.52	2.90
TOTAL FROM OPERATIONS	0.54	2.90
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	— (a)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$18.70	$18.15
TOTAL RETURN:***	3.06%	18.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$18,699	$25,406
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.67	%†
Expenses, prior to waivers	1.65%	0.80	%†
Net investment income, net of waivers	0.15%	—	†(a)
Portfolio turnover rate ††	59%	29%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005 or 0.005%

PowerShares Dynamic Energy Exploration & Production Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.63	$16.03
Net investment income**	0.09	—	(a)
Net realized and unrealized gain on investments	2.64	2.62
TOTAL FROM OPERATIONS	2.73	2.62
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$21.29	$18.63
TOTAL RETURN:***	14.66%	16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$123,488	$111,795
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.66	%†
Expenses, prior to waivers	0.74%	0.75	%†
Net investment income (loss), net of waivers	0.47%	(0.01	)%†
Portfolio turnover rate ††	59%	19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

PowerShares Dynamic Food & Beverage Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.17	$14.85
Net investment income**	0.39	0.11
Net realized and unrealized gain on investments	2.12	0.30
TOTAL FROM OPERATIONS	2.51	0.41
Undistributed net investment income included in price of units issued and redeemed**	0.02	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)	(0.09)
NET ASSET VALUE AT END OF PERIOD	$17.53	$15.17
TOTAL RETURN:***	16.79%	2.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$33,314	$24,270
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.64%	0.69	%†
Expenses, prior to waivers	1.15%	1.07	%†
Net investment income, net of waivers	2.42%	0.91	%†
Portfolio turnover rate ††	50%	72%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Hardware & Consumer Electronics Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.76	$15.30
Net investment loss**	(0.08)	(0.03)
Net realized and unrealized gain on investments	1.19	1.49
TOTAL FROM OPERATIONS	1.11	1.46
Undistributed net investment income included in price of units issued and redeemed**	0.02	—
NET ASSET VALUE AT END OF PERIOD	$17.89	$16.76
TOTAL RETURN:***	6.74%	9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$12,520	$16,764
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.72%	0.68	%†
Expenses, prior to waivers	1.96%	1.03	%†
Net investment loss, net of waivers	(0.48)%	(0.48	)%†
Portfolio turnover rate ††	52%	14%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Healthcare Services Portfolio

FINANCIAL HIGHLIGHTS

For the period October 12, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.88
Net investment loss**	(0.08)
Net realized and unrealized gain on investments	3.28
TOTAL FROM OPERATIONS	3.20
Undistributed net investment loss included in price of units issued and redeemed**	(0.04)
NET ASSET VALUE AT END OF PERIOD	$28.04
TOTAL RETURN:***	12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$28,041
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.70%†
Expenses, prior to waivers	1.20%†
Net investment loss, net of waivers	(0.56)%†
Portfolio turnover rate††	13%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Insurance Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.31	$15.44
Net investment income**	0.15	0.07
Net realized and unrealized gain on investments	1.50	1.86
TOTAL FROM OPERATIONS	1.65	1.93
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)	(0.06)
NET ASSET VALUE AT END OF PERIOD	$18.84	$17.31
TOTAL RETURN:***	9.62%	12.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$58,401	$31,164
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.68	%†
Expenses, prior to waivers	0.96%	0.87	%†
Net investment income, net of waivers	0.87%	0.81	%†
Portfolio turnover rate††	40%	30%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Leisure and Entertainment Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.29	$14.77
Net investment income**	0.07	0.03
Net realized and unrealized gain on investments	2.04	1.51
TOTAL FROM OPERATIONS	2.11	1.54
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.02)
Tax return of capital	(0.01)	—
TOTAL DISTRIBUTIONS	(0.09)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$18.32	$16.29
TOTAL RETURN:***	13.02%	10.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$49,472	$27,701
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.64%	0.68%†
Expenses, prior to waivers	1.07%	1.03%†
Net investment income, net of waivers	0.42%	0.22%†
Portfolio turnover rate††	35%	48%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Media Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$14.44	$14.93
Net investment income**	0.04	0.02
Net realized and unrealized gain (loss) on investments	2.05	(0.49)
TOTAL FROM OPERATIONS	2.09	(0.47)
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.04)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$16.48	$14.44
TOTAL RETURN:***	14.42%	(3.15)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$31,305	$24,543
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.64%	0.68%†
Expenses, prior to waivers	1.24%	1.04%†
Net investment income, net of waivers	0.25%	0.19%†
Portfolio turnover rate††	43%	68%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Networking Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.38	$14.96
Net investment loss**	(0.09)	(0.08)
Net realized and unrealized gain on investments	1.36	2.50
TOTAL FROM OPERATIONS	1.27	2.42
Undistributed net investment income included in price of units issued and redeemed**	0.03	—
NET ASSET VALUE AT END OF PERIOD	$18.68	$17.38
TOTAL RETURN:***	7.48%	16.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$18,677	$27,806
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.64%	0.68	%†
Expenses, prior to waivers	1.24%	1.03	%†
Net investment loss, net of waivers	(0.54)%	(0.59	)%†
Portfolio turnover rate††	62%	42%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Oil & Gas Services Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$21.41		$16.43
Net investment income (loss)**	—	(a)	(0.01)
Net realized and unrealized gain on investments	1.29		4.99
TOTAL FROM OPERATIONS	1.29		4.98
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
NET ASSET VALUE AT END OF PERIOD	$22.70		$21.41
TOTAL RETURN:***	6.03%		30.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$272,456		$336,132
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%		0.64	%†
Expenses, prior to waivers	0.65	%†††	0.67	%†
Net investment income (loss), net of waivers	0.02%		(0.10	)%†
Portfolio turnover rate††	76%		10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

PowerShares Dynamic Pharmaceuticals Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.54	$14.84
Net investment income**	0.08	0.06
Net realized and unrealized gain on investments	3.09	1.68
TOTAL FROM OPERATIONS	3.17	1.74
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)	(0.04)
Tax return of capital	(0.01)	—
TOTAL DISTRIBUTIONS	(0.09)	(0.04)
NET ASSET VALUE AT END OF PERIOD	$19.61	$16.54
TOTAL RETURN:***	19.20%	11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$82,345	$66,157
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.66%†
Expenses, prior to waivers	0.80%	0.88%†
Net investment income, net of waivers	0.43%	0.42%†
Portfolio turnover rate††	29%	29%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Retail Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.29	$15.13
Net investment income**	0.07	0.01
Net realized and unrealized gain on investments	1.71	3.16
TOTAL FROM OPERATIONS	1.78	3.17
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.05)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$20.02	$18.29
TOTAL RETURN:***	9.72%	20.98%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$24,029	$23,783
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.64%	0.70	%†
Expenses, prior to waivers	1.41%	0.97	%†
Net investment income, net of waivers	0.35%	0.17	%†
Portfolio turnover rate††	73%	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

PowerShares Dynamic Semiconductors Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$20.18	$14.93
Net investment loss**	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.08)	5.30
TOTAL FROM OPERATIONS	(1.12)	5.25
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)	—
NET ASSET VALUE AT END OF PERIOD	$19.05	$20.18
TOTAL RETURN:***	(5.60)%	35.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$161,886	$106,929
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.65	%†
Expenses, prior to waivers	0.78%	0.75	%†
Net investment loss, net of waivers	(0.23)%	(0.33	)%†
Portfolio turnover rate††	51%	42%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

PowerShares Dynamic Software Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period June 23, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.44	$14.98
Net investment loss**	(0.10)	(0.08)
Net realized and unrealized gain on investments	2.05	3.54
TOTAL FROM OPERATIONS	1.95	3.46
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
NET ASSET VALUE AT END OF PERIOD	$20.39	$18.44
TOTAL RETURN:***	10.57%	23.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$71,369	$49,799
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.67	%†
Expenses, prior to waivers	0.83%	0.91	%†
Net investment loss, net of waivers	(0.51)%	(0.53	)%†
Portfolio turnover rate††	59%	75%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

Intellidex Provider

The AMEX is the Intellidex Provider for the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio. The AMEX is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the AMEX to use the Underlying Intellidexes. Each of the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio is entitled to use the respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event – these announcements are currently available on the Index Daily List on http://www.AMEXtrader.com.

Disclaimers

The Dynamic Banking IntellidexSM Index, Dynamic Biotechnology & Genome IntellidexSM Index, Dynamic Building & Construction IntellidexSM Index, Dynamic Energy Exploration & Production IntellidexSM Index, Dynamic Food & Beverage IntellidexSM Index, Dynamic Hardware & Consumer Electronics IntellidexSM Index, Dynamic Healthcare Services IntellidexSM Index, Dynamic Insurance IntellidexSM Index, Dynamic Leisure and Entertainment IntellidexSM Index, Dynamic Media IntellidexSM Index, Dynamic Networking IntellidexSM Index, Dynamic Oil Services IntellidexSM Index, Dynamic Pharmaceuticals IntellidexSM Index, Dynamic Retail IntellidexSM Index, Dynamic Semiconductors IntellidexSM Index and Dynamic Software IntellidexSM Index are trademarks of the AMEX and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Intellidex upon which it is based:

Fund	Underlying Intellidex
PowerShares Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index

PowerShares Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index

PowerShares Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

PowerShares Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index

PowerShares Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index

PowerShares Dynamic Hardware & Consumer Electronics Portfolio	Dynamic Hardware & Consumer Electronics IntellidexSM Index

PowerShares Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index

PowerShares Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index

PowerShares Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index

PowerShares Dynamic Media Portfolio	Dynamic Media IntellidexSM Index

PowerShares Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index

PowerShares Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index

PowerShares Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index

PowerShares Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index

PowerShares Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index

PowerShares Dynamic Software Portfolio	Dynamic Software IntellidexSM Index

None of the Funds is sponsored, endorsed, sold or promoted by the AMEX and the AMEX does not make any representation regarding the advisability of investing in Shares of these Funds.

The Funds are not sponsored, or endorsed by the AMEX and the AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in Shares particularly or the ability of the product to track the performance of any sector of the stock market. The AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and indexes, which are determined, composed and calculated by the AMEX without regard to the Funds. The AMEX has no obligation to take the needs of the Funds or their Shareholders into consideration in determining, composing or calculating the Indexes. The AMEX is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. In addition, the AMEX acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. The AMEX does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the AMEX shall have no liability for any errors, omissions, or interruptions therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Intellidexes or any data included therein. The AMEX makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Intellidexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

The AMEX does not guarantee the accuracy and/or the completeness of the Underlying Intellidexes or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Intellidexes or any data included therein in connection with the Rights Licencing or for any other use. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Intellidexes or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits), if notified of the possibility of such damages.

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio's, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio. The information shown for the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio's, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

PowerShares Dynamic Banking Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	2.21%	6.25%	4.84%	0.00%
Between 0.0% and 0.25%	32.35%	31.25%	30.65%	25.45%
Between -0.25% and 0.0%	63.97%	56.25%	61.29%	74.55%
Between -0.25% and -0.5%	1.47%	6.25%	3.22%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

PowerShares Dynamic Biotechnology & Genome Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	2.38%	1.56%	0.00%	6.25%	1.56%
Between 0.0% and 0.25%	30.95%	32.81%	38.71%	28.13%	18.75%
Between -0.25% and 0.0%	59.92%	57.82%	59.68%	64.06%	62.50%
Between -0.25% and -0.5%	5.56%	7.81%	1.61%	1.56%	15.63%
Greater than -0.5%	0.79%	0.00%	0.00%	0.00%	1.56%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Building & Construction Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.58%	3.13%	3.23%	0.00%	1.56%
Between 0.0% and 0.25%	32.14%	21.88%	48.39%	35.94%	26.56%
Between -0.25% and 0.0%	64.29%	71.87%	46.77%	64.06%	68.75%
Between -0.25% and -0.5%	1.59%	1.56%	1.61%	0.00%	3.13%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Energy Exploration & Production Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	4.69%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	2.78%	9.38%	6.45%	4.69%	0.00%
Between 0.0% and 0.25%	47.22%	42.19%	43.55%	46.88%	54.69%
Between -0.25% and 0.0%	47.22%	43.74%	45.16%	48.43%	42.19%
Between -0.25% and -0.5%	1.98%	0.00%	4.84%	0.00%	1.56%
Greater than -0.5%	0.40%	0.00%	0.00%	0.00%	1.56%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Food & Beverage Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	3.13%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	5.16%	7.81%	4.84%	1.56%	4.68%
Between 0.0% and 0.25%	48.02%	43.75%	22.58%	53.13%	50.00%
Between -0.25% and 0.0%	44.44%	43.75%	69.35%	43.75%	40.63%
Between -0.25% and -0.5%	2.38%	1.56%	3.23%	1.56%	4.69%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Hardware & Consumer Electronics Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	0.00%	1.61%	0.00%	0.00%
Between 0.25% and 0.5%	2.78%	0.00%	9.68%	1.56%	0.00%
Between 0.0% and 0.25%	33.33%	45.31%	43.55%	32.81%	35.94%
Between -0.25% and 0.0%	61.90%	54.69%	45.16%	64.07%	64.06%
Between -0.25% and -0.5%	1.19%	0.00%	0.00%	1.56%	0.00%
Greater than -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Healthcare Services Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	12.50%	0.00%	0.00%
Between 0.25% and 0.5%	2.21%	0.00%	4.84%	0.00%
Between 0.0% and 0.25%	20.58%	26.56%	29.03%	9.09%
Between -0.25% and 0.0%	76.47%	59.38%	66.13%	90.91%
Between -0.25% and -0.5%	0.74%	1.56%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 12, 2006

PowerShares Dynamic Insurance Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	1.56%	0.00%	0.00%	1.56%
Between 0.25% and 0.5%	1.18%	0.00%	1.61%	0.00%	1.56%
Between 0.0% and 0.25%	30.16%	43.75%	40.32%	29.69%	23.44%
Between -0.25% and 0.0%	67.86%	54.69%	58.07%	70.31%	73.44%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Leisure and Entertainment Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.79%	0.00%	0.00%	1.56%	0.00%
Between 0.25% and 0.5%	3.97%	9.38%	9.68%	3.13%	3.11%
Between 0.0% and 0.25%	44.05%	32.81%	41.94%	62.50%	28.13%
Between -0.25% and 0.0%	49.60%	57.81%	46.77%	31.25%	65.63%
Between -0.25% and -0.5%	1.59%	0.00%	1.61%	1.56%	3.13%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Media Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	3.17%	4.69%	3.23%	6.25%	1.56%
Between 0.0% and 0.25%	32.14%	29.69%	22.58%	37.50%	35.94%
Between -0.25% and 0.0%	62.70%	60.93%	70.97%	54.69%	60.94%
Between -0.25% and -0.5%	1.59%	3.13%	3.22%	1.56%	1.56%
Greater than -0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Networking Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	3.13%	0.00%	1.56%	0.00%
Between 0.25% and 0.5%	2.77%	7.81%	6.45%	3.13%	1.55%
Between 0.0% and 0.25%	31.35%	42.19%	16.13%	40.63%	23.44%
Between -0.25% and 0.0%	62.70%	45.31%	70.97%	54.68%	71.88%
Between -0.25% and -0.5%	2.78%	1.56%	6.45%	0.00%	3.13%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Oil & Gas Services Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	1.19%	4.69%	1.61%	0.00%	1.56%
Between 0.25% and 0.5%	1.99%	10.94%	3.23%	1.56%	0.00%
Between 0.0% and 0.25%	36.11%	29.69%	25.81%	31.25%	42.19%
Between -0.25% and 0.0%	58.33%	51.55%	69.35%	67.19%	50.00%
Between -0.25% and -0.5%	1.98%	3.13%	0.00%	0.00%	4.69%
Greater than -0.5%	0.40%	0.00%	0.00%	0.00%	1.56%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Pharmaceuticals Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	38.49%	48.44%	40.32%	39.06%	34.38%
Between -0.25% and 0.0%	60.71%	51.56%	59.68%	60.94%	65.62%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Retail Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.98%	10.94%	3.23%	3.13%	0.00%
Between 0.0% and 0.25%	37.70%	31.25%	33.87%	29.69%	40.63%
Between -0.25% and 0.0%	56.35%	46.88%	56.45%	65.62%	59.37%
Between -0.25% and -0.5%	3.97%	7.81%	6.45%	1.56%	0.00%
Greater than -0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Semiconductors Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.79%	0.00%	3.23%	0.00%	0.00%
Between 0.0% and 0.25%	43.65%	57.81%	48.39%	23.44%	53.13%
Between -0.25% and 0.0%	55.16%	42.19%	48.38%	76.56%	46.87%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Software Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.40%	0.00%	1.61%	0.00%	0.00%
Between 0.0% and 0.25%	43.65%	57.81%	45.16%	37.50%	37.50%
Between -0.25% and 0.0%	55.15%	40.63%	51.61%	62.50%	60.94%
Between -0.25% and -0.5%	0.40%	0.00%	1.62%	0.00%	0.00%
Greater than -0.5%	0.40%	0.00%	0.00%	0.00%	1.56%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio's, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio,

PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio. The information presented for the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio's, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio's, PowerShares Dynamic Energy

Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio and PowerShares Dynamic Software Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Banking Portfolio (At NAV)	—	—	-5.08%
PowerShares Dynamic Banking Portfolio (At Market)	—	—	-5.06%
Dynamic Banking IntellidexSM Index	—	—	-4.53%
Dow Jones Regional Banks Index	—	—	1.46%
KBW Banking Index	—	—	1.22%
PowerShares Dynamic Biotechnology & Genome Portfolio (At NAV)	11.95%	15.79%	31.20%
PowerShares Dynamic Biotechnology & Genome Portfolio (At Market)	11.79%	15.76%	31.12%
Dynamic Biotechnology & Genome IntellidexSM Index	11.58%	15.61%	30.81%
S&P SuperComposite Biotechnology Index	11.87%	15.73%	31.07%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Building & Construction Portfolio (At NAV)	3.06%	14.47%	22.63%

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Building & Construction Portfolio (At Market)	3.11%	14.44%	22.59%
Dynamic Building and Construction IntellidexSM Index	4.90%	16.23%	25.50%
S&P SuperComposite Construction & Engineering Index	14.77%	35.49%	58.17%
Russell 3000® Index	14.48%	18.02%	28.42%
PowerShares Dynamic Energy Exploration & Production Portfolio (At NAV)	14.66%	21.03%	33.39%
PowerShares Dynamic Energy Exploration & Production Portfolio (At Market)	14.34%	20.86%	33.11%
Dynamic Energy Exploration & Production IntellidexSM Index	14.99%	21.52%	34.21%
S&P SuperComposite Oil & Gas Exploration & Production Index	11.70%	15.30%	23.98%
Russell 3000® Index	14.48%	18.02%	28.42%
PowerShares Dynamic Food & Beverage Portfolio (At NAV)	16.79%	10.36%	20.04%
PowerShares Dynamic Food & Beverage Portfolio (At Market)	16.85%	10.40%	20.10%
Dynamic Food & Beverage IntellidexSM Index	17.39%	11.02%	21.37%
S&P SuperComposite Food & Tobacco Products Index	22.01%	15.63%	30.86%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Hardware & Consumer Electronics Portfolio (At NAV)	6.74%	11.84%	16.93%

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Hardware & Consumer Electronics Portfolio (At Market)	6.65%	11.82%	16.89%
Dynamic Hardware & Consumer Electronics IntellidexSM Index	7.32%	12.52%	17.92%
S&P SuperComposite Technology Hardware & Equipment Index	10.11%	11.09%	15.83%
Russell 3000® Index	14.48%	14.31%	20.55%
PowerShares Dynamic Healthcare Services Portfolio (At NAV)	—	—	12.70%
PowerShares Dynamic Healthcare Services Portfolio (At Market)	—	—	12.78%
Dynamic Healthcare Services IntellidexSM Index	—	—	13.25%
Dow Jones US Healthcare Index	—	—	8.19%
Dow Jones Healthcare Providers Index	—	—	12.36%
PowerShares Dynamic Insurance Portfolio (At NAV)	9.62%	14.93%	23.37%
PowerShares Dynamic Insurance Portfolio (At Market)	9.56%	14.93%	23.37%
Dynamic Insurance IntellidexSM Index	10.15%	15.54%	24.37%
S&P SuperComposite Insurance Index	12.49%	13.72%	21.42%
Russell 3000® Index	14.48%	18.02%	28.42%
PowerShares Dynamic Leisure and Entertainment Portfolio (At NAV)	13.02%	12.70%	24.79%
PowerShares Dynamic Leisure and Entertainment Portfolio (At Market)	12.98%	12.72%	24.82%

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
Dynamic Leisure and Entertainment IntellidexSM Index	13.71%	13.44%	26.31%
S&P SuperComposite Hotels, Restaurants & Leisure Index	12.79%	14.27%	28.03%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Media Portfolio (At NAV)	14.42%	5.70%	10.81%
PowerShares Dynamic Media Portfolio (At Market)	14.35%	5.67%	10.75%
Dynamic Media IntellidexSM Index	15.01%	6.45%	12.26%
S&P SuperComposite Media Index	20.56%	10.81%	20.94%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Networking Portfolio (At NAV)	7.48%	12.74%	24.87%
PowerShares Dynamic Networking Portfolio (At Market)	7.67%	12.74%	24.87%
Dynamic Networking IntellidexSM Index	8.13%	13.17%	25.76%
S&P SuperComposite Communications Equipment Index	2.14%	13.11%	25.64%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Oil & Gas Services Portfolio (At NAV)	6.03%	23.88%	38.16%
PowerShares Dynamic Oil & Gas Services Portfolio (At Market)	5.80%	23.89%	38.17%
Dynamic Oil Services IntellidexSM Index	6.03%	24.20%	38.71%
S&P SuperComposite Oil & Gas Equipment & Services Index	4.16%	30.33%	49.17%
Russell 3000® Index	14.48%	18.02%	28.42%

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Pharmaceuticals Portfolio (At NAV)	19.20%	16.74%	33.20%
PowerShares Dynamic Pharmaceuticals Portfolio (At Market)	19.10%	16.75%	33.22%
Dynamic Pharmaceuticals IntellidexSM Index	19.76%	17.18%	34.12%
S&P SuperComposite Pharmaceutical Index	20.80%	8.80%	16.91%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Retail Portfolio (At NAV)	9.72%	20.64%	32.74%
PowerShares Dynamic Retail Portfolio (At Market)	9.87%	20.65%	32.76%
Dynamic Retail IntellidexSM Index	10.31%	21.25%	33.76%
S&P SuperComposite Retailing Index	8.93%	14.32%	22.38%
Russell 3000® Index	14.48%	18.02%	28.42%
PowerShares Dynamic Semiconductors Portfolio (At NAV)	(5.60)%	14.06%	27.60%
PowerShares Dynamic Semiconductors Portfolio (At Market)	(5.57)%	14.04%	27.54%
Dynamic Semiconductors IntellidexSM Index	(5.10)%	14.71%	28.94%
S&P SuperComposite Semiconductor Index	0.85%	2.96%	5.55%
Russell 3000® Index	14.48%	14.60%	28.71%
PowerShares Dynamic Software Portfolio (At NAV)	10.57%	18.11%	36.11%
PowerShares Dynamic Software Portfolio (At Market)	10.51%	18.10%	36.09%
Dynamic Software IntellidexSM Index	10.95%	18.66%	37.29%
S&P SuperComposite Software & Services Index	14.14%	11.13%	21.59%
Russell 3000® Index	14.48%	14.60%	28.71%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

  Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

  Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

  Visit:  www.powershares.com

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

(This Page Intentionally Left Blank)

PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-PRO-7

PowerShares Exchange-Traded Fund Trust

  PowerShares FTSE RAFI US 1500 Small-Mid Portfolio  –  PRFZ

  PowerShares FTSE RAFI Basic Materials Sector Portfolio  –  PRFM

  PowerShares FTSE RAFI Consumer Goods Sector Portfolio  –  PRFG

  PowerShares FTSE RAFI Consumer Services
  Sector Portfolio  –  PRFS

  PowerShares FTSE RAFI Energy
  Sector Portfolio  –  PRFE

  PowerShares FTSE RAFI Financials
  Sector Portfolio  –  PRFF

  PowerShares FTSE RAFI
  Health Care Sector
  Portfolio  –  PRFH

  PowerShares FTSE RAFI Industrials
  Sector Portfolio  –  PRFN

  PowerShares FTSE RAFI
  Telecommunications &
  Technology Sector Portfolio  –  PRFQ

  PowerShares FTSE RAFI
  Utilities Sector Portfolio  –  PRFU

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to ten funds of the Trust, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the NASDAQ Securities Market Inc. ("NASDAQ"). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

12	PowerShares FTSE RAFI Basic Materials Sector Portfolio

20	PowerShares FTSE RAFI Consumer Goods Sector Portfolio

28	PowerShares FTSE RAFI Consumer Services Sector Portfolio

36	PowerShares FTSE RAFI Energy Sector Portfolio

44	PowerShares FTSE RAFI Financials Sector Portfolio

52	PowerShares FTSE RAFI Health Care Sector Portfolio

60	PowerShares FTSE RAFI Industrials Sector Portfolio

68	PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

77	PowerShares FTSE RAFI Utilities Sector Portfolio

85	Additional Investment Strategies

85	Additional Risks

86	Portfolio Holdings

87	Management of the Funds

89	How to Buy and Sell Shares

91	Creations, Redemptions and Transaction Fees

94	Dividends, Distributions and Taxes

97	Distribution Plan

97	Net Asset Value

98	Fund Service Providers

98	Financial Highlights

109	Index Provider

109	Disclaimers

110	Premium/Discount Information

116	Total Return Information

120	Other Information

3

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the NASDAQ at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

4

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

Ticker: PRFZ  CUSIP: 73935X567
Intraday NAV Ticker: PRFZI  Underlying Index: FTSE Research Affiliates
Fundamentals US 1500 Small-
Mid Index (Ticker: FRISUS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index (the "FTSE US 1500 Small-Mid Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 90% of its total assets in common stocks that comprise the FTSE US 1500 Small-Mid Index. The Adviser will seek to match the performance of the FTSE US 1500 Small-Mid Index. The FTSE US 1500 Small-Mid Index is comprised of approximately 1,396 U.S. stocks. The FTSE US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. equity stocks selected based on the following four fundamental measures of firm size: book value, income, cash flow and dividends. As of June 30, 2007, the FTSE US 1500 Small-Mid Index included companies with a market capitalization range of between $12.3 million and $23.5 billion. FTSE International Limited ("FTSE") is the index provider for the Fund (the "Index Provider"). The Fund's investment objective and the 90% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE US 1500 Small-Mid Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE US 1500 Small-Mid Index; a figure of 1.00 would represent perfect correlation. Fund expects to generally invest in the stocks comprising the FTSE US 1500 Small-Mid Index in proportion to their weightings in the FTSE US 1500 Small-Mid Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE US 1500 Small-Mid Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE US 1500 Small-Mid Index universe to obtain a representative sample of stocks that resemble the FTSE US 1500 Small-Mid Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE US 1500 Small-Mid

5

Index, purchase securities not in the FTSE US 1500 Small-Mid Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE US 1500 Small-Mid Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE US 1500 Small-Mid Index. The Fund may sell stocks that are represented in the FTSE US 1500 Small-Mid Index in anticipation of their removal from the FTSE US 1500 Small-Mid Index, or purchase stocks not represented in the FTSE US 1500 Small-Mid Index in anticipation of their addition to the FTSE US 1500 Small-Mid Index.

Index Methodology

The FTSE US 1500 Small-Mid Index is designed to track the performance of small and medium-sized U.S. equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. The Fund will first exclude the equities with a fundamental weight ranking of 1 through 1,000 and, thereafter, each of the equities with a fundamental weight ranking of 1,001 through 2,500 is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE US 1500 Small-Mid Index is comprised of companies incorporated in the United States. Small and medium-sized U.S. equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the equities with a fundamental weight ranking of 1,001 through 2,500 is then selected and assigned a weight equal to its fundamental weight.

6

Index Rebalancing and Reconstitution

The FTSE US 1500 Small-Mid Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE US 1500 Small-Mid Index, dividend payments will be reinvested in the FTSE US 1500 Small-Mid Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE US 1500 Small-Mid Index, the common shares of the surviving issuer will continue to be represented in the FTSE US 1500 Small-Mid Index. In the event of a merger between a company in the FTSE US 1500 Small-Mid Index and a company not in the FTSE US 1500 Small-Mid Index, the common shares of the surviving issuer will continue to be represented in the FTSE US 1500 Small-Mid Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE US 1500 Small-Mid Index in the case of its acquisition. The next small or medium-sized company not currently included in the FTSE US 1500 Small-Mid Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE US 1500 Small-Mid Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE US 1500 Small-Mid Index is suspended, the FTSE US 1500 Small-Mid Index calculation agent, which is FTSE, shall decide whether the company will be removed from the

7

FTSE US 1500 Small-Mid Index as soon as applicable. For purposes of minimizing the impact to the FTSE US 1500 Small-Mid Index, the company to be deleted will be removed at the value at which it last traded. The next small or medium-sized company not currently included in the FTSE US 1500 Small-Mid Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE US 1500 Small-Mid Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE US 1500 Small-Mid Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE US 1500 Small-Mid Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE US 1500 Small-Mid Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE US 1500 Small-Mid

8

Index, as would be the case if it purchased all of the stocks in the FTSE US 1500 Small-Mid Index with the same weightings as the FTSE US 1500 Small-Mid Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE US 1500 Small-Mid Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

FTSE US 1500 Small-Mid Index Universe Risk

At times, the segment of the equity markets represented by the FTSE US 1500 Small-Mid Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE US 1500 Small-Mid Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

9

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$7,500+
Maximum Creation/Redemption Transaction Fee(2)	$30,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.54%
Total Gross Annual Fund Operating Expenses	1.04%
Fee Waivers and Expense Assumption(6)	0.31%
Total Net Annual Fund Operating Expenses	0.73%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

10

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$85	$310	$554	$1,252

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $7,500 per transaction (assuming 1,396 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $7,500 for each redemption transaction (assuming 1,396 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $57,535, $170,201, $291,966 and $641,162 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

11

PowerShares FTSE RAFI Basic Materials Sector Portfolio

Ticker: PRFM  CUSIP: 73935X542
Intraday NAV Ticker: PRFMI  Underlying Index: FTSE Research Affiliates
Fundamental Basic Materials
Index (Ticker: FRUSEM)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Basic Materials Sector Index (the "FTSE Basic Materials Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that produce basic materials and at least 90% of its total assets in common stocks that comprise the FTSE Basic Materials Sector Index. The Adviser will seek to match the performance of the FTSE Basic Materials Sector Index. The FTSE Basic Materials Sector Index is comprised of stocks of approximately 51 U.S. basic materials companies. These are companies that are principally engaged in the production and mining of basic materials, including metals, minerals, chemicals, water, forest products and precious metals. The FTSE Basic Materials Sector Index is designed to track the performance of the largest U.S. equity stocks of basic materials companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Basic Materials Sector Index included companies with a market capitalization range of between $1.14 and $43.46 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Basic Materials Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Basic Materials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Basic Materials Sector Index in proportion to their weightings in the FTSE Basic Materials Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Basic Materials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Basic Materials Sector Index universe to obtain a representative sample of stocks

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that resemble the FTSE Basic Materials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Basic Materials Sector Index, purchase securities not in the FTSE Basic Materials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Basic Materials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Basic Materials Sector Index. The Fund may sell stocks that are represented in the FTSE Basic Materials Sector Index in anticipation of their removal from the FTSE Basic Materials Sector Index, or purchase stocks not represented in the FTSE Basic Materials Sector Index in anticipation of their addition to the FTSE Basic Materials Sector Index.

Index Methodology

The FTSE Basic Materials Sector Index is designed to track the performance of the largest U.S. basic materials equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. basic materials equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Basic Materials Sector Index is comprised of companies that produce basic materials incorporated in the United States. The largest U.S. basic materials equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

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(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the U.S. basic materials equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Basic Materials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Basic Materials Sector Index, dividend payments will be reinvested in the FTSE Basic Materials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Basic Materials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Basic Materials Sector Index. In the event of a merger between a company in the FTSE Basic Materials Sector Index and a company not in the FTSE Basic Materials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Basic Materials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Basic Materials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Basic Materials Sector Index and as identified at reconstitution will replace the acquired company.

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Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Basic Materials Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Basic Materials Sector Index is suspended, the FTSE Basic Materials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Basic Materials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Basic Materials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Basic Materials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Basic Materials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Basic Materials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Basic Materials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Basic Materials Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Basic Materials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Basic Materials Sector Index with the same weightings as the FTSE Basic Materials Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Basic Materials Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Basic Materials Sector Concentration Risk

Companies in this sector may be adversely affected by changes in world events, political and economic conditions, energy conservation and environmental policies. In addition, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition and depletion of resources may also significantly affect these companies. Other risks may include liability for environmental damage and mandated expenditures for safety and pollution control.

FTSE Basic Materials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Basic Materials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Basic Materials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

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Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.98%
Total Gross Annual Fund Operating Expenses	1.48%
Fee Waivers and Expense Assumption(6)	0.74%
Total Net Annual Fund Operating Expenses	0.74%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

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(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$101	$419	$761	$1,726

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three five- and ten year examples do not reflect this agreement after the first year.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 51 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (assuming approximately 51 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $51,323, $210,729, $381,555 and $864,095 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares FTSE RAFI Consumer Goods Sector Portfolio

Ticker: PRFG  CUSIP: 73935X526
Intraday NAV Ticker: PRFGI  Underlying Index: FTSE Research Affiliates
Fundamentals Consumer
Goods Sector Index
(Ticker: FRUSCG)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Consumer Goods Sector Index (the "FTSE Consumer Goods Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer goods companies and at least 90% of its total assets in common stocks that comprise the FTSE Consumer Goods Sector Index. The Adviser will seek to match the performance of the FTSE Consumer Goods Sector Index. The FTSE Consumer Goods Sector Index is comprised of stocks of approximately 109 U.S. stocks of consumer companies. These are companies that are principally engaged in the production and distribution of consumer goods, including automobiles and related parts, food and beverage, and personal and household products. The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. equity stocks of consumer goods companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Consumer Goods Sector Index included companies with a market capitalization range of between $228.2 million and $199.3 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Consumer Goods Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Consumer Goods Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Consumer Goods Sector Index in proportion to their weightings in the FTSE Consumer Goods Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Consumer Goods Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to

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select stocks from the FTSE Consumer Goods Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Consumer Goods Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Consumer Goods Sector Index, purchase securities not in the FTSE Consumer Goods Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Consumer Goods Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Consumer Goods Sector Index. The Fund may sell stocks that are represented in the FTSE Consumer Goods Sector Index in anticipation of their removal from the FTSE Consumer Goods Sector Index, or purchase stocks not represented in the FTSE Consumer Goods Sector Index in anticipation of their addition to the FTSE Consumer Goods Sector Index.

Index Methodology

The FTSE Consumer Goods Sector Index is designed to track the performance of the largest U.S. Consumer Goods Sector equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. consumer goods equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Consumer Goods Sector Index is comprised of Consumer Goods Sector companies incorporated in the United States. The largest U.S. consumer goods equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

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(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the U.S. consumer goods equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Consumer Goods Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Consumer Goods Sector Index, dividend payments will be reinvested in the FTSE Consumer Goods Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Consumer Goods Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Goods Sector Index. In the event of a merger between a company in the FTSE Consumer Goods Sector Index and a company not in the FTSE Consumer Goods Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Goods Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Consumer Goods Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Consumer Goods Sector Index and as identified at reconstitution will replace the acquired company.

22

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Consumer Goods Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Consumer Goods Sector Index is suspended, the FTSE Consumer Goods Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Consumer Goods Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Consumer Goods Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Consumer Goods Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Consumer Goods Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Consumer Goods Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Consumer Goods Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Consumer Goods Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Consumer Goods Sector Index, as would be the case if it purchased all of the stocks in the FTSE Consumer Goods Sector Index with the same weightings as the FTSE Consumer Goods Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Consumer Goods Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Goods Sector Concentration Risk

Companies engaged in the manufacture and distribution of consumer goods are subject to vast fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

FTSE Consumer Goods Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Consumer Goods Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Consumer Goods Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

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Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.17%
Total Gross Annual Fund Operating Expenses	1.67%
Fee Waivers and Expense Assumption(6)	0.91%
Total Net Annual Fund Operating Expenses	0.76%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC

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or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$108	$467	$850	$1,925

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 109 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 109 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $56,213, $235,616, $427,165 and $964,718 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares FTSE RAFI Consumer Services Sector Portfolio

Ticker: PRFS  CUSIP: 73935X492
Intraday NAV Ticker: PRFSI  Underlying Index: FTSE Research Affiliates
Fundamentals Consumer
Services Sector Index
(Ticker: FRUSCS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Consumer Services Sector Index (the "FTSE Consumer Services Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of consumer service companies and at least 90% of its total assets in common stocks that comprise the FTSE Consumer Services Sector Index. The Adviser will seek to match the performance of the FTSE Consumer Services Sector Index. The FTSE Consumer Services Sector Index is comprised of stocks of approximately 159 U.S. consumer service companies. These are companies that are principally engaged in providing various services involving the food, drug, entertainment, media, travel, leisure and media industries. The FTSE Consumer Services Sector Index is designed to track the performance of the largest U.S. equity stocks of consumer service companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Consumer Services Sector Index included companies with a market capitalization range of between $348.2 million and $189.9 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Consumer Services Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Consumer Services Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Consumer Services Sector Index in proportion to their weightings in the FTSE Consumer Services Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Consumer Services Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to

28

select stocks from the FTSE Consumer Services Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Consumer Services Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Consumer Services Sector Index, purchase securities not in the FTSE Consumer Services Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Consumer Services Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Consumer Services Sector Index. The Fund may sell stocks that are represented in the FTSE Consumer Services Sector Index in anticipation of their removal from the FTSE Consumer Services Sector Index, or purchase stocks not represented in the FTSE Consumer Services Sector Index in anticipation of their addition to the FTSE Consumer Services Sector Index.

Index Methodology

The FTSE Consumer Services Sector Index is designed to track the performance of the largest U.S. consumer service equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. consumer services equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Consumer Services Sector Index is comprised of consumer service companies incorporated in the United States. The largest U.S. consumer services equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

29

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the U.S. consumer services equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Consumer Services Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Consumer Services Sector Index, dividend payments will be reinvested in the FTSE Consumer Services Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Consumer Services Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Services Sector Index. In the event of a merger between a company in the FTSE Consumer Services Sector Index and a company not in the FTSE Consumer Services Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Consumer Services Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Consumer Services Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Consumer Services Sector Index and as identified at reconstitution will replace the acquired company.

30

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Consumer Services Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Consumer Services Sector Index is suspended, the FTSE Consumer Services Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Consumer Services Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Consumer Services Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Consumer Services Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Consumer Services Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Consumer Services Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Consumer Services Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Consumer Services Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

31

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Consumer Services Sector Index, as would be the case if it purchased all of the stocks in the FTSE Consumer Services Sector Index with the same weightings as the FTSE Consumer Services Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Consumer Services Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Consumer Services Sector Concentration Risk

Companies in the consumer services sector may be adversely affected by changes in the worldwide economy, disposable income, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

FTSE Consumer Services Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Consumer Services Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Consumer Services Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

32

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.36%
Total Gross Annual Fund Operating Expenses	1.86%
Fee Waivers and Expense Assumption(6)	1.10%
Total Net Annual Fund Operating Expenses	0.76%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

33

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$115	$513	$938	$2,120

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares

34

(each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 159 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 159 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $59,424, $258,743, $470,775 and $1,061,929 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

35

PowerShares FTSE RAFI Energy Sector Portfolio

Ticker: PRFE  CUSIP: 73935X559
Intraday NAV Ticker: PRFEI  Underlying Index: FTSE Research Affiliates
Fundamentals Oil & Gas
Index (Ticker: FRUSOG)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Oil & Gas Index (the "FTSE Oil & Gas Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of energy companies and at least 90% of its total assets in common stocks that comprise the FTSE Oil & Gas Index. The Adviser will seek to match the performance of the FTSE Oil & Gas Index. The FTSE Oil & Gas Index is comprised of stocks of approximately 52 U.S. energy companies. These are companies that are principally engaged in the production, distribution and servicing of energy related products, including solar, wind and other non-oil based energy, oil and gas based energy, oil services, refining and pipeline production distribution and servicing. The FTSE Oil & Gas Index is designed to track the performance of the largest U.S. equity stocks of energy companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Oil & Gas Index included companies with a market capitalization range of between $892.7 million and $484.6 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Oil & Gas Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Oil & Gas Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Oil & Gas Index in proportion to their weightings in the FTSE Oil & Gas Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Oil & Gas Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Oil & Gas Index universe to obtain a representative sample of stocks that resemble the FTSE Oil & Gas Index in terms of key risk factors, performance attributes and other characteristics. These

36

include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Oil & Gas Index, purchase securities not in the FTSE Oil & Gas Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Oil & Gas Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Oil & Gas Index. The Fund may sell stocks that are represented in the FTSE Oil & Gas Index in anticipation of their removal from the FTSE Oil & Gas Index, or purchase stocks not represented in the FTSE Oil & Gas Index in anticipation of their addition to the FTSE Oil & Gas Index.

Index Methodology

The FTSE Oil & Gas Index is designed to track the performance of the largest U.S. energy equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. energy equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. oil and gas equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Oil & Gas Index is comprised of energy companies incorporated in the United States. The largest U.S. energy equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

37

(3) Each of the U.S. oil and gas equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Oil & Gas Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Oil & Gas Index, dividend payments will be reinvested in the FTSE Oil & Gas Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Oil & Gas Index, the common shares of the surviving issuer will continue to be represented in the FTSE Oil & Gas Index. In the event of a merger between a company in the FTSE Oil & Gas Index and a company not in the FTSE Oil & Gas Index, the common shares of the surviving issuer will continue to be represented in the FTSE Oil & Gas Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Oil & Gas Index in the case of its acquisition. The next largest company not currently included in the FTSE Oil & Gas Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Oil & Gas Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Oil & Gas Index is suspended, the FTSE Oil & Gas Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Oil & Gas Index as soon as

38

applicable. For purposes of minimizing the impact to the FTSE Oil & Gas Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Oil & Gas Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Oil & Gas Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Oil & Gas Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Oil & Gas Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Oil & Gas Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Oil & Gas Index, as would be the case if it purchased all of the stocks in the FTSE Oil & Gas Index with the same weightings as the FTSE Oil & Gas Index.

39

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Oil & Gas Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Energy Sector Concentration Risk

Companies in the energy sector may be adversely affected by changes in worldwide energy prices, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, natural disasters, technological developments and labor relations.

FTSE Oil & Gas Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Oil & Gas Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Oil & Gas Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

40

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.86%
Total Gross Annual Fund Operating Expenses	1.36%
Fee Waivers and Expense Assumption(6)	0.62%
Total Net Annual Fund Operating Expenses	0.74%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

41

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$97	$390	$705	$1,599

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants

42

("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 52 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (assuming approximately 52 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $49,293, $196,003, $353,588 and $800,568 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

43

PowerShares FTSE RAFI Financials Sector Portfolio

Ticker: PRFF  CUSIP: 73935X237
Intraday NAV Ticker: PRFFI  Underlying Index: FTSE Research Affiliates
Fundamentals Financials
Sector Index (Ticker: FRUSF)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Financials Sector Index (the "FTSE Financials Sector Index" or "Underlying Sector Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of financial service companies and at least 90% of its total assets in common stocks that comprise the FTSE Financials Sector Index. The Adviser will seek to match the performance of the FTSE Financials Sector Index. The FTSE Financials Sector Index is comprised of stocks of approximately 224 U.S. financial service companies. These are companies that are principally engaged in the financial services industry, including commercial banks, investment banks, savings and loan associations, thrifts, finance companies, brokerage and advisory firms, insurance companies, real estate companies and related companies. The FTSE Financials Sector Index is designed to track the performance of the largest U.S. equity stocks of financial service companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Financials Sector Index included companies with a market capitalization range of between $122.5 million and $234.8 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Financials Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Financials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Financials Sector Index in proportion to their weightings in the FTSE Financials Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Financials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Financials Sector Index

44

universe to obtain a representative sample of stocks that resemble the FTSE Financials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Financials Sector Index, purchase securities not in the FTSE Financials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Financials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Financials Sector Index. The Fund may sell stocks that are represented in the FTSE Financials Sector Index in anticipation of their removal from the FTSE Financials Sector Index, or purchase stocks not represented in the FTSE Financials Sector Index in anticipation of their addition to the FTSE Financials Sector Index.

Index Methodology

The FTSE Financials Sector Index is designed to track the performance of the largest U.S. financial service equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. financial equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Financials Sector Index is comprised of financial service companies incorporated in the United States. The largest U.S. financial service equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

45

(3) Each of the U.S. financial equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Financials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Financials Sector Index, dividend payments will be reinvested in the FTSE Financials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Financials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Financials Sector Index. In the event of a merger between a company in the FTSE Financials Sector Index and a company not in the FTSE Financials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Financials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Financials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Financials Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Financials Sector Index effective after the close on the date of the filing. In the event that

46

trading in a company included in the FTSE Financials Sector Index is suspended, the FTSE Financials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Financials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Financials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Financials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Financials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Financials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Financials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Financials Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions,

47

its return may not correlate as well with the return on the FTSE Financials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Financials Sector Index with the same weightings as the FTSE Financials Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Financials Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Financial Services Sector Concentration Risk

The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation, and as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services industry; financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework.

FTSE Financials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Financials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Financials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in

48

an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,500+
Maximum Creation/Redemption Transaction Fee(2)	$6,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.47%
Total Gross Annual Fund Operating Expenses	1.97%
Fee Waivers and Expense Assumption(6)	1.19%
Total Net Annual Fund Operating Expenses	0.78%

49

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$120	$541	$989	$2,232

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three five- and ten-year examples do not reflect this agreement after the first year.

50

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,500 per transaction (assuming approximately 224 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,500 for each redemption transaction (assuming approximately 224 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $62,958, $273,734, $497,477 and $1,118,919 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

51

PowerShares FTSE RAFI Health Care Sector Portfolio

Ticker: PRFH  CUSIP: 73935X518
Intraday NAV Ticker: PRFHI  Underlying Index: FTSE Research Affiliates
Fundamentals Health Care
Sector Index (Ticker: FRUSHC)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Health Care Sector Index (the "FTSE Health Care Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of healthcare companies and at least 90% of its total assets in common stocks that comprise the FTSE Health Care Sector Index. The Adviser will seek to match the performance of the FTSE Health Care Sector Index. The FTSE Health Care Sector Index is comprised of stocks of approximately 69 U.S. healthcare companies. These are companies that are principally engaged in the healthcare industry, including companies that manufacture and distribute healthcare equipment and supplies, companies that provide healthcare-related services and companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The FTSE Health Care Sector Index is designed to track the performance of the largest U.S. equity stocks of healthcare companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Health Care Sector Index included companies with a market capitalization range of between $1 billion and $173.9 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Health Care Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Health Care Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Health Care Sector Index in proportion to their weightings in the FTSE Health Care Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Health Care Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE

52

Health Care Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Health Care Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Health Care Sector Index, purchase securities not in the FTSE Health Care Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Health Care Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Health Care Sector Index. The Fund may sell stocks that are represented in the FTSE Health Care Sector Index in anticipation of their removal from the FTSE Health Care Sector Index, or purchase stocks not represented in the FTSE Health Care Sector Index in anticipation of their addition to the FTSE Health Care Sector Index.

Index Methodology

The FTSE Health Care Sector Index is designed to track the performance of the largest U.S. healthcare equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. healthcare equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Health Care Sector Index is comprised of healthcare companies incorporated in the United States. The largest U.S. healthcare equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

53

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the U.S. healthcare equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Health Care Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Health Care Sector Index, dividend payments will be reinvested in the FTSE Health Care Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Health Care Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Health Care Sector Index. In the event of a merger between a company in the FTSE Health Care Sector Index and a company not in the FTSE Health Care Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Health Care Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Health Care Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Health Care Sector Index and as identified at reconstitution will replace the acquired company.

54

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Health Care Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Health Care Sector Index is suspended, the FTSE Health Care Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Health Care Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Health Care Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Health Care Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Health Care Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Health Care Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Health Care Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Health Care Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

55

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Health Care Sector Index, as would be the case if it purchased all of the stocks in the FTSE Health Care Sector Index with the same weightings as the FTSE Health Care Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Health Care Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Healthcare Sector Concentration Risk

Companies in the healthcare sector may be adversely affected by patent protection, government regulation, research and development costs, technological developments and increased competition. These companies may also be at risk for environmental damage claims and to extensive litigation based on product liability and similar claims. In addition, the industry may be significantly affected by rapid obsolescence and research and development of new products.

FTSE Health Care Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Health Care Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Health Care Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

56

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.89%
Total Gross Annual Fund Operating Expenses	1.39%
Fee Waivers and Expense Assumption(6)	0.65%
Total Net Annual Fund Operating Expenses	0.74%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

57

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$98	$397	$719	$1,631

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

58

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 69 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (assuming approximately 69 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $49,800, $199,689, $360,594 and $816,520 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

59

PowerShares FTSE RAFI Industrials Sector Portfolio

Ticker: PRFN  CUSIP: 73935X534
Intraday NAV Ticker: PRFNI  Underlying Index: FTSE Research Affiliates
Fundamentals Industrials
Sector Index (Ticker: FRUSIN)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Industrials Sector Index (the "FTSE Industrials Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of industrial companies and at least 90% of its total assets in common stocks that comprise the FTSE Industrials Sector Index. The Adviser will seek to match the performance of the FTSE Industrials Sector Index. The FTSE Industrials Sector Index is comprised of stocks of approximately 157 U.S. industrial companies. These are companies that are principally engaged in the production, construction and distribution of industrial goods, materials and services, including industrial engineering equipment, heavy machinery and industrial transportation, construction, electronic and electrical equipment, aerospace and defense and services related to such industries and materials. The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. equity stocks of industrial companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Industrials Sector Index included companies with a market capitalization range of between $431.5 million and $404.1 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Industrials Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Industrials Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Industrials Sector Index in proportion to their weightings in the FTSE Industrials Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Industrials Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE

60

Industrials Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Industrials Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Industrials Sector Index, purchase securities not in the FTSE Industrials Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Industrials Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Industrials Sector Index. The Fund may sell stocks that are represented in the FTSE Industrials Sector Index in anticipation of their removal from the FTSE Industrials Sector Index, or purchase stocks not represented in the FTSE Industrials Sector Index in anticipation of their addition to the FTSE Industrials Sector Index.

Index Methodology

The FTSE Industrials Sector Index is designed to track the performance of the largest U.S. industrial equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. industrial equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Industrials Sector Index is comprised of industrial companies incorporated in the United States. The largest U.S. industrial equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

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(3) Each of the U.S. industrial equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Industrials Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Industrials Sector Index, dividend payments will be reinvested in the FTSE Industrials Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Industrials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Industrials Sector Index. In the event of a merger between a company in the FTSE Industrials Sector Index and a company not in the FTSE Industrials Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Industrials Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Industrials Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Industrials Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Industrials Sector Index effective after the close on the date of the filing. In the

62

event that trading in a company included in the FTSE Industrials Sector Index is suspended, the FTSE Industrials Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Industrials Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Industrials Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Industrials Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Industrials Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Industrials Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Industrials Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Industrials Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If

63

the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Industrials Sector Index, as would be the case if it purchased all of the stocks in the FTSE Industrials Sector Index with the same weightings as the FTSE Industrials Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Industrials Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Industrials Sector Concentration Risk

Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in this sector could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Stock prices for industrial companies may be significantly affected by supply and demand for their specific product and for industrials sector products in general. Other risks may include liability for environmental damage and mandated expenditures for safety and pollution control.

FTSE Industrials Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Industrials Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE Industrials Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in

64

an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)		None*
Standard Creation/Redemption Transaction Fee	$1,000+	Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees			0.50%
Distribution and Service (12b-1) Fees(4)			—%
Other Expenses(5)			0.72%
Total Gross Annual Fund Operating Expenses			1.22%
Fee Waivers and Expense Assumption(6)			0.49%
Total Net Annual Fund Operating Expenses			0.73%

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(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$91	$355	$639	$1,448

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

66

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 157 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 157 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $47,584, $179,440, $321,454 and $726,206 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

67

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

Ticker: PRFQ  CUSIP: 73935X484
Intraday NAV Ticker: PRFQI  Underlying Index: FTSE Research Affiliates
Fundamentals Telecommunications &
Technology Sector Index
(Ticker: FRUST)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index (the "FTSE Telecommunications & Technology Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of telecommunications and technology companies and at least 90% of its total assets in common stocks that comprise the FTSE Telecommunications & Technology Sector Index. The Adviser will seek to match the performance of the FTSE Telecommunications & Technology Sector Index. The FTSE Telecommunications & Technology Sector Index is comprised of stocks of approximately 101 U.S. telecommunications and technology companies. These include companies that are principally engaged in providing services designed to promote or enhance the transmission of voice, data and video over various communications media and/or in the research, design, development or manufacturing of technology products, including software and computer services companies and technology hardware and equipment companies. The FTSE Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. equity stocks of telecommunications and technology companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Telecommunications & Technology Sector Index included companies with a market capitalization range of between $373.9 million and $275.8 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Telecommunications & Technology Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE

68

Telecommunications & Technology Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Telecommunications & Technology Sector Index in proportion to their weightings in the FTSE Telecommunications & Technology Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Telecommunications & Technology Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Telecommunications & Technology Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Telecommunications & Technology Sector Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Telecommunications & Technology Sector Index, purchase securities not in the FTSE Telecommunications & Technology Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Telecommunications & Technology Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Telecommunications & Technology Sector Index. The Fund may sell stocks that are represented in the FTSE Telecommunications & Technology Sector Index in anticipation of their removal from the FTSE Telecommunications & Technology Sector Index, or purchase stocks not represented in the FTSE Telecommunications & Technology Sector Index in anticipation of their addition to the FTSE Telecommunications & Technology Sector Index.

Index Methodology

The FTSE Telecommunications & Technology Sector Index is designed to track the performance of the largest U.S. telecommunications and technology equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. telecommunications and technology equities with the highest

69

fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Telecommunications & Technology Sector Index is comprised of telecommunications and technology companies incorporated in the United States. The largest U.S. telecommunications and technology equities are selected based on the following four fundamental measures of firm size:

– Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

(3) Each of the U.S. telecommunications and technology equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Telecommunications & Technology Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Telecommunications & Technology Sector Index, dividend payments will be reinvested in the FTSE Telecommunications & Technology Sector Index on the ex-date.

70

Mergers

In the event of a merger between two companies included in the FTSE Telecommunications & Technology Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Telecommunications & Technology Sector Index. In the event of a merger between a company in the FTSE Telecommunications & Technology Sector Index and a company not in the FTSE Telecommunications & Technology Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Telecommunications & Technology Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Telecommunications & Technology Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Telecommunications & Technology Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Telecommunications & Technology Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Telecommunications & Technology Sector Index is suspended, the FTSE Telecommunications & Technology Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Telecommunications & Technology Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Telecommunications & Technology Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Telecommunications & Technology Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You

71

should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Telecommunications & Technology Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Telecommunications & Technology Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Telecommunications & Technology Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Telecommunications & Technology Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Telecommunications & Technology Sector Index, as would be the case if it purchased all of the stocks in the FTSE Telecommunications & Technology Sector Index with the same weightings as the FTSE Telecommunications & Technology Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Telecommunications & Technology Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.

72

These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Telecommunications and Technology Sector Concentration Risk

The telecommunications and technology sector can be significantly affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and research and development of new products. The telecommunications and technology sector is subject to extensive regulation at the federal, state and local levels. The costs of complying with this regulation, delays or failures to receive required regulatory approvals or the enactment of new, adverse regulatory requirements may adversely affect the business of telecommunications companies.

Companies in traditional telecommunications services also face competition or potential competition with numerous alternative technologies. The telecommunications industry is experiencing significant technological change. In addition, the telecommunications and technology industries are highly competitive, and this competition may cause the prices for wireless products and services to decline in the future.

The telecommunications and technology industries are subject to rapid and significant changes in technology that are evidenced by the increasing pace of technological upgrades, evolving industry standards, the availability of new radio frequency spectrum allocations for wireless services, ongoing improvements in the capacity and quality of digital technology, shorter development cycles for new products and enhancements, developments in emerging wireless transmission technologies, and changes in customer requirements and preferences. The success of the industry participants depends in substantial part on the timely and successful introduction of new products.

FTSE Telecommunications & Technology Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Telecommunications & Technology Sector Index universe may be out of favor and underperform other segments. A significant percentage of the FTSE

73

Telecommunications & Technology Sector Index may be comprised of issuers in a single industry or sector of the economy. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.90%
Total Gross Annual Fund Operating Expenses	1.40%
Fee Waivers and Expense Assumption(6)	0.66%
Total Net Annual Fund Operating Expenses	0.74%

74

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$98	$400	$724	$1,642

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

75

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 101 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 101 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $50,970, $201,916, $363,927 and $822,827 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares FTSE RAFI Utilities Sector Portfolio

Ticker: PRFU  CUSIP: 73935X476
Intraday NAV Ticker: PRFUI  Underlying Index: FTSE Research Affiliates
Fundamentals Utilities
Sector Index (Ticker: FRUSU)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE Research Affiliates Fundamentals Utilities Sector Index (the "FTSE Utilities Sector Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of utilities companies and at least 90% of its total assets in common stocks that comprise the FTSE Utilities Sector Index. The Adviser will seek to match the performance of the FTSE Utilities Sector Index. The FTSE Utilities Sector Index is comprised of stocks of approximately 74 U.S. utilities companies. These companies are principally engaged in providing either energy, water or natural gas utilities. These companies may include companies that generate and supply electricity, including electricity wholesalers, distribute natural gas to customers and provide water to customers, as well as deal with associated wastewater. The FTSE Utilities Sector Index is designed to track the performance of the largest U.S. equity stocks of utility companies based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. As of June 30, 2007, the FTSE Utilities Sector Index included companies with a market capitalization range of between $749 million and $46.8 billion. FTSE is the index provider for the Fund (the "Index Provider"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and the 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the FTSE Utilities Sector Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the FTSE Utilities Sector Index; a figure of 1.00 would represent perfect correlation. The Fund expects to generally invest in the stocks comprising the FTSE Utilities Sector Index in proportion to their weightings in the FTSE Utilities Sector Index. However, it is possible that the Adviser may determine to utilize a "sampling" methodology in seeking to achieve the Fund's objective. In those circumstances, the Fund may purchase a sample of stocks in the FTSE Utilities Sector Index as a whole. Sampling means that the Adviser uses quantitative analysis to select stocks from the FTSE Utilities Sector Index universe to obtain a representative sample of stocks that resemble the FTSE Utilities Sector

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Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. In addition, there may be instances in which the Adviser may choose to overweight another stock in the FTSE Utilities Sector Index, purchase securities not in the FTSE Utilities Sector Index which the Adviser believes are appropriate to substitute for certain securities in the FTSE Utilities Sector Index or utilize various combinations of other available investment techniques, in seeking to track the FTSE Utilities Sector Index. The Fund may sell stocks that are represented in the FTSE Utilities Sector Index in anticipation of their removal from the FTSE Utilities Sector Index, or purchase stocks not represented in the FTSE Utilities Sector Index in anticipation of their addition to the FTSE Utilities Sector Index.

Index Methodology

The FTSE Utilities Sector Index is designed to track the performance of the largest U.S. utility equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. For companies that have never paid dividends, that measure will be excluded from the average. Each of the U.S. utilities equities with the highest fundamental is then selected and assigned a weight equal to its fundamental weight.

Index Construction

(1) The FTSE Utilities Sector Index is comprised of Utilities Sector companies incorporated in the United States. The largest U.S. utilities equities are selected based on the following four fundamental measures of firm size:

–   Sales averaged over the prior five years;

– Cash flow averaged over the prior five years;

– Latest available book value; and

– Total dividend distributions averaged over the prior five years.

(2) The universe of companies is ranked by equally-weighting each fundamental measure.

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(3) Each of the U.S. utilities equities with the highest fundamental weight is then selected and assigned a weight equal to its fundamental weight.

Index Rebalancing and Reconstitution

The FTSE Utilities Sector Index is reconstituted on an annual basis.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For purposes of calculation of the value of the FTSE Utilities Sector Index, dividend payments will be reinvested in the FTSE Utilities Sector Index on the ex-date.

Mergers

In the event of a merger between two companies included in the FTSE Utilities Sector Index, the common shares of the surviving issuer will continue to be represented in the FTSE Utilities Sector Index. In the event of a merger between a company in the FTSE Utilities Sector Index and a company not in the FTSE Utilities Index, the common shares of the surviving issuer will continue to be represented in the FTSE Utilities Sector Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the FTSE Utilities Sector Index in the case of its acquisition. The next largest company not currently included in the FTSE Utilities Sector Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the FTSE Utilities Sector Index effective after the close on the date of the filing. In the event that trading in a company included in the FTSE Utilities Sector Index is suspended, the

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FTSE Utilities Sector Index calculation agent, which is FTSE, shall decide whether the company will be removed from the FTSE Utilities Sector Index as soon as applicable. For purposes of minimizing the impact to the FTSE Utilities Sector Index, the company to be deleted will be removed at the value at which it last traded. The next largest company not currently included in the FTSE Utilities Sector Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the FTSE Utilities Sector Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the FTSE Utilities Sector Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the FTSE Utilities Sector Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the FTSE Utilities Sector Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the FTSE Utilities Sector

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Index, as would be the case if it purchased all of the stocks in the FTSE Utilities Sector Index with the same weightings as the FTSE Utilities Sector Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the FTSE Utilities Sector Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Utilities Sector Concentration Risk

The Fund's emphasis on securities of utility issuers makes it more susceptible to adverse conditions affecting such sector than a fund that does not have its assets invested to a similar degree in such issuers. Certain segments of this sector and individual companies within such segments may not perform as well as the industry as a whole. Issuers in the utility sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates charged to customers; costs associated with compliance with and changes in environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive

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waste; technological innovations that may render existing plants, equipment or products obsolete; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters.

Issuers in the utility sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. In addition, there are substantial differences between the regulatory practices and policies of various jurisdictions, and any given regulatory agency may make major shifts in policy from time to time.

FTSE Utilities Sector Index Universe Risk

At times, the segment of the equity markets represented by the FTSE Utilities Sector Index universe may be out of favor and underperform other segments. Since the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on September 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

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What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.94%
Total Gross Annual Fund Operating Expenses	1.44%
Fee Waivers and Expense Assumption(6)	0.69%
Total Net Annual Fund Operating Expenses	0.75%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$100	$410	$743	$1,685

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (assuming approximately 74 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (assuming approximately 74 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $5,000,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $50,985, $206,154, $372,567 and $843,290 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Sector Index or Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the NASDAQ may be halted due to market conditions or for reasons that, in the view of the NASDAQ, make trading in Shares

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inadvisable. In addition, trading in Shares on the NASDAQ is subject to trading halts caused by extraordinary market volatility pursuant to the NASDAQ "circuit breaker" rules. There can be no assurance that the requirements of the NASDAQ necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NASDAQ. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

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Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser and sponsor of the Trust, also known as PowerShares XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management in excess of $499 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

On September 18, 2006, INVESTCO PLC completed its acquisition of PowerShares Capital Management LLC. INVESTCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESTCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESTCO PLC, which had approximately $12 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Rudolf Reitmann, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

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John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006 and.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded

88

from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement will be available in the Funds' Semi-Annual Report to Shareholders for the period ended October 31, 2007.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Index, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the NASDAQ. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade on the NASDAQ under the following NASDAQ symbols:

Fund	NASDAQ Trading Symbol
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	PRFZ
PowerShares FTSE RAFI Basic Materials Sector Portfolio	PRFM
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	PRFG

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Fund	NASDAQ Trading Symbol
PowerShares FTSE RAFI Consumer Services Sector Portfolio	PRFS
PowerShares FTSE RAFI Energy Sector Portfolio	PRFE
PowerShares FTSE RAFI Financials Sector Portfolio	PRFF
PowerShares FTSE RAFI Health Care Sector Portfolio	PRFH
PowerShares FTSE RAFI Industrials Sector Portfolio	PRFN
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	PRFQ
PowerShares FTSE RAFI Utilities Sector Portfolio	PRFU

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the NASDAQ may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

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The approximate value of Shares of each Fund will be disseminated every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

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Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the NASDAQ. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party" i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process") or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NASDAQ (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (with respect to the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio), $1,000 (with respect to the PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio and PowerShares FTSE RAFI Telecommunications & Technology Sector

92

Portfolio) and $7,500 (with respect to the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the NASDAQ, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities

93

have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NASDAQ (ordinarily 4:00 p.m. New York time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (with respect to the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio), $1,000 (with respect to the PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio and PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio) and $7,500 (with respect to the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

94

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the NASDAQ, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the

95

Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about

96

the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by either Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security

97

in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividend and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

98

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio

FINANCIAL HIGHLIGHTS

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.52
Net investment income**	0.27
Net realized and unrealized gain on investments	6.45
TOTAL FROM OPERATIONS	6.72
Undistributed net investment income included in price of units issued and redeemed**	0.05
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)
NET ASSET VALUE AT END OF PERIOD	$57.12
TOTAL RETURN***	13.42%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$85,680
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	0.92	%†
Net investment income, net of waivers	0.83	%†
Portfolio turnover rate††	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

99

PowerShares FTSE RAFI Basic Materials Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.27
Net investment income**	0.78
Net realized and unrealized gain on investments	12.49
TOTAL FROM OPERATIONS	13.27
Undistributed net investment loss included in price of units issued and redeemed**	(0.18)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.66)
NET ASSET VALUE AT END OF PERIOD	$62.70
TOTAL RETURN***	26.17%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$25,082
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.76%†
Expenses, prior to waivers	1.18%†
Net investment income, net of waivers	2.23%†
Portfolio turnover rate††	15%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

100

PowerShares FTSE RAFI Consumer Goods Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$49.03
Net investment income**	0.54
Net realized and unrealized gain on investments	4.79
TOTAL FROM OPERATIONS	5.33
Undistributed net investment loss included in price of units issued and redeemed**	(0.07)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.33)
NET ASSET VALUE AT END OF PERIOD	$53.96
TOTAL RETURN***	10.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,187
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.76%†
Expenses, prior to waivers	1.27%†
Net investment income, net of waivers	1.67%†
Portfolio turnover rate††	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

101

PowerShares FTSE RAFI Consumer Services Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.53
Net investment income**	0.10
Net realized and unrealized gain on investments	6.35
TOTAL FROM OPERATIONS	6.45
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.09)
NET ASSET VALUE AT END OF PERIOD	$56.89
TOTAL RETURN***	12.78%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,378
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.77	%†
Expenses, prior to waivers	1.40	%†
Net investment income, net of waivers	0.28	%†
Portfolio turnover rate††	4%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

102

PowerShares FTSE RAFI Energy Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$49.16
Net investment income**	0.23
Net realized and unrealized gain on investments	13.48
TOTAL FROM OPERATIONS	13.71
Undistributed net investment loss included in price of units issued and redeemed**	(0.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)
NET ASSET VALUE AT END OF PERIOD	$62.63
TOTAL RETURN***	27.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,788
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74%†
Expenses, prior to waivers	1.09%†
Net investment income, net of waivers	0.66%†
Portfolio turnover rate††	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

103

PowerShares FTSE RAFI Financials Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.47
Net investment income**	0.52
Net realized and unrealized gain on investments	3.92
TOTAL FROM OPERATIONS	4.44
Undistributed net investment loss included in price of units issued and redeemed**	(0.09)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.42)
NET ASSET VALUE AT END OF PERIOD	$54.40
TOTAL RETURN***	8.62%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,319
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.78%†
Expenses, prior to waivers	1.44%†
Net investment income, net of waivers	1.65%†
Portfolio turnover rate††	10%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

104

PowerShares FTSE RAFI Health Care Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.44
Net investment income**	0.42
Net realized and unrealized gain on investments	4.29
TOTAL FROM OPERATIONS	4.71
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.38)
NET ASSET VALUE AT END OF PERIOD	$54.76
TOTAL RETURN***	9.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,903
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.75%†
Expenses, prior to waivers	1.11%†
Net investment income, net of waivers	1.33%†
Portfolio turnover rate††	5%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

105

PowerShares FTSE RAFI Industrials Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.27
Net investment income**	0.36
Net realized and unrealized gain on investments	8.15
TOTAL FROM OPERATIONS	8.51
Undistributed net investment income included in price of units issued and redeemed**	0.02
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.33)
NET ASSET VALUE AT END OF PERIOD	$58.47
TOTAL RETURN***	17.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$40,928
Ratio to average net assets of:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.00	%†
Net investment income, net of waivers	1.05	%†
Portfolio turnover rate††	3%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

106

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio

FINANCIAL HIGHLIGHTS

For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$50.60
Net investment income**	0.32
Net realized and unrealized gain on investments	5.85
TOTAL FROM OPERATIONS	6.17
Undistributed net investment loss included in price of units issued and redeemed**	(0.03)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.25)
NET ASSET VALUE AT END OF PERIOD	$56.49
TOTAL RETURN***	12.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,948
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.75%†
Expenses, prior to waivers	1.17%†
Net investment income, net of waivers	0.97%†
Portfolio turnover rate††	4%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

107

PowerShares FTSE RAFI Utilities Sector Portfolio

FINANCIAL HIGHLIGHTS

	For the period September 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$49.93
Net investment income**	0.78
Net realized and unrealized gain on investments	11.23
TOTAL FROM OPERATIONS	12.01
Undistributed net investment loss included in price of units issued and redeemed**	(0.16)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.65)
NET ASSET VALUE AT END OF PERIOD	$61.13
TOTAL RETURN***	23.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$18,338
Ratio to average net assets of:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.19	%†
Net investment income, net of waivers	2.32	%†
Portfolio turnover rate††	0	%(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than 1%.

108

Index Provider

FTSE is the Index Provider for the Funds. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Indexes. The Funds are entitled to use its respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Disclaimers

The FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index, FTSE Research Affiliates Fundamentals Oil & Gas Index, FTSE Research Affiliates Fundamentals Basic Materials Sector Index, FTSE Research Affiliates Fundamentals Industrials Sector Index, FTSE Research Affiliates Fundamentals Consumer Goods Sector Index, FTSE Research Affiliates Fundamentals Health Care Sector Index, FTSE Research Affiliates Fundamentals Consumer Services Sector Index, FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index, FTSE Research Affiliates Fundamentals Utilities Sector Index and FTSE Research Affiliates Fundamentals Financials Sector Index are trademarks of FTSE and have been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index

PowerShares FTSE RAFI Basic Materials Sector Portfolio	FTSE Research Affiliates Fundamentals Basic Materials Sector Index

PowerShares FTSE RAFI Consumer Goods Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Goods Sector Index

PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Services Sector Index

PowerShares FTSE RAFI Energy Sector Portfolio	FTSE Research Affiliates Fundamentals Oil & Gas Index

PowerShares FTSE RAFI Financials Sector Portfolio	FTSE Research Affiliates Fundamentals Financials Sector Index

PowerShares FTSE RAFI Health Care Sector Portfolio	FTSE Research Affiliates Fundamentals Health Care Sector Index

PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE Research Affiliates Fundamentals Industrials Sector Index

PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index

PowerShares FTSE RAFI Utilities Sector Portfolio	FTSE Research Affiliates Fundamentals Utilities Sector Index

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The Underlying Indexes have been licensed for use for certain purposes by the Adviser.

The Shares of the Funds are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the "Exchange") or by The Financial Times Limited ("FT") or by Research Affiliates LLC ("RA") and neither FTSE nor Exchange nor FT nor RA makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Underlying Indexes and/or the figure at which the said Underlying Indexes stand at any particular time on any particular day or otherwise. The Underlying Indexes are compiled and calculated by FTSE in conjunction with RA. However, neither FTSE nor the Exchange nor FT nor RA shall be liable (whether in negligence or otherwise) to any person for any error in the Underlying Indexes and neither FTSE nor the Exchange nor FT nor RA shall be under any obligation to advise any person of any error therein.

"FTSE®" is trademark of the Exchange and FT and is used by the Adviser under license. "Research Affiliates" and "Fundamental Index" are trademarks of RA.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI

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Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio. The information shown for the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

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Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

PowerShares FTSE RAFI US 1500
Small-Mid Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.66%	0.00%	1.61%	0.00%	0.00%
Between 0.25% and 0.5%	1.97%	0.00%	1.61%	3.13%	0.00%
Between 0.0% and 0.25%	39.47%	37.50%	25.81%	45.31%	62.50%
Between -0.25% and 0.0%	57.24%	59.37%	70.97%	50.00%	37.50%
Between -0.25% and -0.5%	0.66%	3.13%	0.00%	1.56%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares FTSE RAFI Basic Materials
Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	42.11%	45.31%	37.10%	40.63%	75.00%
Between -0.25% and 0.0%	57.89%	53.13%	62.90%	59.37%	25.00%
Between -0.25% and -0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on September 20, 2006

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PowerShares FTSE RAFI Consumer Goods
Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.97%	4.68%	1.61%	0.00%	0.00%
Between 0.0% and 0.25%	51.32%	53.13%	48.39%	50.00%	87.50%
Between -0.25% and 0.0%	45.39%	37.50%	50.00%	50.00%	12.50%
Between -0.25% and -0.5%	1.32%	4.69%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares FTSE RAFI Consumer Services
Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.32%	0.00%	1.61%	1.56%	0.00%
Between 0.0% and 0.25%	46.71%	54.69%	22.58%	57.81%	87.50%
Between -0.25% and 0.0%	51.97%	45.31%	75.81%	40.63%	12.50%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on September 20, 2006

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PowerShares FTSE RAFI Energy Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.32%	0.00%	1.61%	1.56%	0.00%
Between 0.0% and 0.25%	43.42%	50.00%	37.10%	46.88%	50.00%
Between -0.25% and 0.0%	55.26%	50.00%	61.29%	51.56%	50.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares FTSE RAFI Financials Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	45.39%	37.50%	29.03%	56.25%	87.50%
Between -0.25% and 0.0%	53.95%	62.50%	69.35%	43.75%	12.50%
Between -0.25% and -0.5%	0.66%	0.00%	1.62%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on September 20, 2006

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PowerShares FTSE RAFI Health Care Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.66%	0.00%	0.00%	1.56%	0.00%
Between 0.25% and 0.5%	0.66%	3.12%	0.00%	1.56%	0.00%
Between 0.0% and 0.25%	50.65%	53.13%	46.77%	53.13%	50.00%
Between -0.25% and 0.0%	48.03%	43.75%	53.23%	43.75%	50.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares FTSE RAFI Industrials Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.32%	0.00%	1.61%	1.56%	0.00%
Between 0.0% and 0.25%	48.68%	48.44%	37.10%	54.69%	75.00%
Between -0.25% and 0.0%	50.00%	51.56%	61.29%	43.75%	25.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on September 20, 2006

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PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.97%	0.00%	3.23%	1.56%	0.00%
Between 0.0% and 0.25%	43.42%	51.56%	27.42%	54.69%	37.50%
Between -0.25% and 0.0%	54.61%	48.44%	69.35%	43.75%	62.50%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares FTSE RAFI Utilities Sector Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	31.58%	37.50%	24.19%	29.69%	75.00%
Between -0.25% and 0.0%	67.76%	60.94%	74.19%	70.31%	25.00%
Between -0.25% and -0.5%	0.66%	0.00%	1.62%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on September 20, 2006

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy

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Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio. The information presented for PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio,

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PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (At NAV)	13.42%
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (At Market)	13.35%
FTSE US 1500 Small-Mid Index	14.22%
Russell 2000® Index	11.72%
S&P Small Cap Index	10.09%
PowerShares FTSE RAFI Basic Materials Sector Portfolio (At NAV)	26.17%
PowerShares FTSE RAFI Basic Materials Sector Portfolio (At Market)	26.21%
FTSE Basic Materials Sector Index	27.25%
S&P Materials Index	24.99%
Dow Jones Basic Materials Index	25.58%
PowerShares FTSE RAFI Consumer Goods Sector Portfolio (At NAV)	10.78%
PowerShares FTSE RAFI Consumer Goods Sector Portfolio (At Market)	10.82%
FTSE Consumer Goods Sector Index	11.57%
S&P Consumer Staples Index	7.86%
Dow Jones Consumer Goods Index	10.78%
PowerShares FTSE RAFI Consumer Services Sector Portfolio (At NAV)	12.78%
PowerShares FTSE RAFI Consumer Services Sector Portfolio (At Market)	12.82%

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Cumulative Annual Total Returns Since Inception through April 30, 2007
FTSE Consumer Services Sector Index	13.37%
S&P Consumer Discretionary Index	13.26%
Dow Jones Consumer Services Index	11.22%
PowerShares FTSE RAFI Energy Sector Portfolio (At NAV)	27.86%
PowerShares FTSE RAFI Energy Sector Portfolio (At Market)	27.82%
FTSE Oil & Gas Index	28.51%
S&P Energy Index	25.90%
Dow Jones Oil & Gas Index	26.07%
PowerShares FTSE RAFI Financials Sector Portfolio (At NAV)	8.62%
PowerShares FTSE RAFI Financials Sector Portfolio (At Market)	8.66%
FTSE Financials Sector Index	9.30%
S&P Financials Index	9.10%
Dow Jones Financials Index	6.94%
PowerShares FTSE RAFI Health Care Sector Portfolio (At NAV)	9.38%
PowerShares FTSE RAFI Health Care Sector Portfolio (At Market)	9.37%
FTSE Health Care Sector Index	9.91%
S&P Health Care Index	9.26%
Dow Jones Health Care Index	8.38%
PowerShares FTSE RAFI Industrials Sector Portfolio (At NAV)	17.01%
PowerShares FTSE RAFI Industrials Sector Portfolio (At Market)	16.96%
FTSE Industrials Sector Index	17.56%
S&P Industrials Index	13.90%
Dow Jones Industrials Index	15.42%
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (At NAV)	12.15%
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio (At Market)	12.25%
FTSE Telecommunications & Technology Sector Index	12.97%

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Cumulative Annual Total Returns Since Inception through April 30, 2007
S&P Technology and Telecom Index	11.17%
Dow Jones Technology Index	10.43%
PowerShares FTSE RAFI Utilities Sector Portfolio (At NAV)	23.87%
PowerShares FTSE RAFI Utilities Sector Portfolio (At Market)	23.65%
FTSE Utilities Sector Index	24.59%
S&P Utilities Index	25.52%
Dow Jones Utilities Index	22.76%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the

120

Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NASDAQ is satisfied by the fact that the prospectus is available at the NASDAQ upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affect the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, please:

Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046 - 1173

  Visit: www.powershares.com

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

122

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

123

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-PRO-6

PowerShares Exchange-Traded Fund Trust

  PowerShares Dynamic Large Cap Growth Portfolio  –  PWB

  PowerShares Dynamic Large Cap Value Portfolio  –  PWV

  PowerShares Dynamic Mid Cap Growth Portfolio  –  PWJ

  PowerShares Dynamic Mid Cap Value Portfolio  –  PWP

  PowerShares Dynamic Small Cap Growth
  Portfolio  –  PWT

  PowerShares Dynamic Small Cap Value
  Portfolio  –  PWY

  PowerShares Dynamic
  Large Cap Portfolio  –  PJF

  PowerShares Dynamic
  Mid Cap Portfolio  –  PJG

  PowerShares Dynamic
  Small Cap Portfolio  –  PJM

  PowerShares Dynamic
  Aggressive Growth Portfolio  –  PGZ

  PowerShares Dynamic
  Deep Value Portfolio  –  PVM

  PowerShares Zacks
  Micro Cap Portfolio  –  PZI

  PowerShares Zacks
  Small Cap Portfolio  –  PZJ

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to thirteen funds of the Trust, the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX"). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dynamic Large Cap Growth Potfolio

12	PowerShares Dynamic Large Cap Value Portfolio

19	PowerShares Dynamic Mid Cap Growth Portfolio

26	PowerShares Dynamic Mid Cap Value Portfolio

34	PowerShares Dynamic Small Cap Growth Portfolio

42	PowerShares Dynamic Small Cap Value Portfolio

50	PowerShares Dynamic Large Cap Portfolio

56	PowerShares Dynamic Mid Cap Portfolio

62	PowerShares Dynamic Small Cap Portfolio

68	PowerShares Dynamic Aggressive Growth Portfolio

74	PowerShares Dynamic Deep Value Portfolio

80	PowerShares Zacks Micro Cap Portfolio

88	PowerShares Zacks Small Cap Portfolio

94	Additional Investment Strategies

94	Additional Risks

95	Portfolio Holdings

95	Management of the Funds

98	How to Buy and Sell Shares

101	Creations, Redemptions and Transaction Fees

104	Dividends, Distributions and Taxes

106	Distribution Plan

106	Net Asset Value

107	Fund Service Providers

107	Financial Highlights

121	Intellidex and Index Providers

121	Disclaimers

124	Premium/Discount Information

132	Total Return Information

135	Other Information

3

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the AMEX at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Funds or its ongoing shareholders.

4

PowerShares Dynamic Large Cap Growth Portfolio

Ticker: PWB Intraday NAV Ticker: BWW	CUSIP: 73935X609 Underlying Index: Dynamic Large Cap Growth Intellidexsm Index (Ticker: ILH)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Growth IntellidexSM Index (the "Large Cap Growth Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Large Cap Growth Intellidex is comprised of 50 U.S. large cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Large Cap Growth Intellidex included companies with a market capitalization range of between approximately $13.3 billion and $275.8 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Growth Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Large Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Growth Intellidex in proportion to their weightings in the Large Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Growth Intellidex, purchase securities not in the Large Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Growth Intellidex. The Fund may sell stocks that are represented in the Large Cap Growth Intellidex in anticipation of their removal from the Large Cap Growth Intellidex, or purchase stocks not represented in the Large Cap Growth Intellidex in anticipation of their addition to the Large Cap Growth Intellidex.

5

Intellidex Methodology

The Large Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Large Cap Growth Intellidex is adjusted quarterly.

Index Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the New York Stock Exchange ("NYSE"), the AMEX and the NASDAQ Stock Market Inc. ("NASDAQ") are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Growth Stocks. The Large Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

6

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Growth Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Large Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Growth Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Growth Intellidex with the same weightings as the Large Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Growth Intellidex.

7

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 6.70%.

Best Quarter	Worst Quarter
5.61% (4th Quarter 2006)	(6.47)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

8

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Large Cap Growth Portfolio (return before taxes)	5.49%	6.82%
PowerShares Dynamic Large Cap Growth Portfolio (return after taxes on distributions)	5.44%	6.79%
PowerShares Dynamic Large Cap Growth Portfolio (return after taxes on distributions and sale of Fund Shares)	3.57%	5.80%
Dow Jones US Large Cap Growth Index (reflects no deduction for fees, expenses or taxes)	6.47%	5.84%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	9.07%	8.88%
Dynamic Large Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	6.17%	7.56%

*  The Fund commenced operations on March 3, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Large Cap Growth Index and the Russell 1000® Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 108 and 671, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

9

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investment)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	0.05%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into

10

account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$66	$214	$375	$843

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,911, $33,129, $57,308 and $127,508 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

11

PowerShares Dynamic Large Cap Value Portfolio

Ticker: PWV Intraday NAV Ticker: DBW	CUSIP: 73935X708 Underlying Index: Dynamic Large Cap Value Intellidexsm Index (Ticker: ILW)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap Value IntellidexSM Index (the "Large Cap Value Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of large cap companies. A company is considered to be a large capitalization company if it falls within the Large Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Large Cap Value Intellidex is comprised of 50 U.S. large cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Large Cap Value Intellidex included companies with a market capitalization range of between approximately $13.5 billion and $484.5 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Value Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Large Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Value Intellidex in proportion to their weightings in the Large Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Value Intellidex, purchase securities not in the Large Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Value Intellidex. The Fund may sell stocks that are represented in the Large Cap Value Intellidex in anticipation of their removal from the Large Cap Value

12

Intellidex, or purchase stocks not represented in the Large Cap Value Intellidex in anticipation of their addition to the Large Cap Value Intellidex.

Intellidex Methodology

The Large Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Large Cap Value Intellidex is adjusted quarterly.

Intellidex Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Large Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. One hundred of the stocks in the Large Cap universe are considered Value Stocks. The Large Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Fifteen of the top-ranked stocks in the sub-group are selected and collectively receive 50% of the weight. The bottom four quintiles are another sub-group. Thirty-five of the top-ranked stocks in this group are selected and collectively receive 50% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

13

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Value Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Large Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Value Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Value Intellidex with the same weightings as the Large Cap Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Value Intellidex.

14

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 6.04%.

Best Quarter	Worst Quarter
8.17% (4th Quarter 2006)	0.69% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

15

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Large Cap Value Portfolio (return before taxes)	24.39%	17.98%
PowerShares Dynamic Large Cap Value Portfolio (return after taxes on distributions)	23.76%	17.36%
PowerShares Dynamic Large Cap Value Portfolio (return after taxes on distributions and sale of Fund Shares)	15.82%	15.04%
Dow Jones US Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	19.04%	10.78%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	22.25%	14.54%
Dynamic Large Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	25.33%	18.82%

*  The Fund commenced operations on March 3, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Large Cap Value Index and the Russell 1000® Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 130 and 597, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

16

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.16%
Total Gross Annual Fund Operating Expenses	0.66%
Fee Waivers and Expense Assumption(6)	0.03%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

17

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$65	$209	$366	$821

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,809, $32,379, $55,862 and $124,088 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

18

PowerShares Dynamic Mid Cap Growth Portfolio

Ticker: PWJ Intraday NAV Ticker: GBW	CUSIP: 73935X807 Underlying Index: Dynamic Mid Cap Growth Intellidexsm Index (Ticker: ILJ)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Growth IntellidexSM Index (the "Mid Cap Growth Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Investment Style Intellidex. The Mid Cap Growth Intellidex is comprised of 75 U.S. mid cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Mid Cap Growth Intellidex included companies with a market capitalization range of between approximately $2.0 billion and $18.7 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Growth Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Mid Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Growth Intellidex in proportion to their weightings in the Mid Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Growth Intellidex, purchase securities not in the Mid Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Growth Intellidex. The Fund may sell stocks that are represented in the Mid Cap Growth Intellidex in anticipation of their removal from the Mid Cap Growth Intellidex, or purchase

19

stocks not represented in the Mid Cap Growth Intellidex in anticipation of their addition to the Mid Cap Growth Intellidex.

Intellidex Methodology

The Mid Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Mid Cap Growth Intellidex is adjusted quarterly.

Intellidex Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Mid Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid Cap universe are considered Growth Stocks. The Mid Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

20

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Growth Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Mid Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Growth Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Growth Intellidex with the same weightings as the Mid Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Growth Intellidex.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies.

21

These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

22

The Fund's year-to-date total return for the six months ended June 30, 2007 was 16.82%.

Best Quarter	Worst Quarter
7.09% (1st Quarter 2006)	(3.05)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Mid Cap Growth Portfolio (return before taxes)	9.46%	14.22%
PowerShares Dynamic Mid Cap Growth Portfolio (return after taxes on distributions)	9.23%	14.09%
PowerShares Dynamic Mid Cap Growth Portfolio (return after taxes on distributions and sale of Fund Shares)	6.15%	12.10%
Dow Jones US Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	9.92%	13.07%
Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	10.66%	12.32%
Dynamic Mid Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	10.18%	15.05%

*  The Fund commenced operations on March 3, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Mid Cap Growth Index and the Russell Mid Cap Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 210 and 528, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax

23

situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.22%
Total Gross Annual Fund Operating Expenses	0.72%
Fee Waivers and Expense Assumption(6)	0.09%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an excess expense agreement (the "expense agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

24

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$67	$224	$395	$889

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,115, $34,627, $60,195 and $134,328 if the Creation Unit is redeemed after one year, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

25

PowerShares Dynamic Mid Cap Value Portfolio

Ticker: PWP Intraday NAV Ticker: HWB	CUSIP: 73935X880 Underlying Index: Dynamic Mid Cap Value Intellidexsm Index (Ticker: ILP)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap Value IntellidexSM Index (the "Mid Cap Value Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of mid cap companies. A company is considered to be a mid capitalization company if it falls within the Mid Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Mid Cap Value Intellidex is comprised of 75 U.S. mid cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Mid Cap Value Intellidex included companies with a market capitalization range of between approximately $1.8 billion and $14.4 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Value Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Mid Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Value Intellidex in proportion to their weightings in the Mid Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Value Intellidex, purchase securities not in the Mid Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Value Intellidex. The Fund may sell stocks that are represented in the Mid Cap Value Intellidex in anticipation of their removal from the Mid Cap Value Intellidex, or purchase stocks not represented in the Mid Cap Value Intellidex in anticipation of their addition to the Mid Cap Value Intellidex.

26

Intellidex Methodology

The Mid Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Mid Cap Value Intellidex is adjusted quarterly.

Intellidex Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Mid Cap stocks are divided into Growth and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Three hundred of the stocks in the Mid Cap universe are considered Value Stocks. The Mid Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Twenty-two of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Fifty-three of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

27

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Value Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Mid Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Value Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Value Intellidex with the same weightings as the Mid Cap Value Intellidex.

28

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Value Intellidex.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the Mid Cap Value Intellidex, there may be a large degree of portfolio turnover as the Fund replicates the Mid Cap Value Intellidex. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the

29

Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 12.98%.

Best Quarter	Worst Quarter
7.43% (4th Quarter 2006)	0.14% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Mid Cap Value Portfolio (return before taxes)	14.32%	13.70%
PowerShares Dynamic Mid Cap Value Portfolio (return after taxes on distributions)	13.80%	13.09%
PowerShares Dynamic Mid Cap Value Portfolio (return after taxes on distributions and sale of Fund Shares)	9.29%	11.36%
Dow Jones US Mid Cap Value Index (reflects no deduction for fees, expenses or taxes)	14.35%	11.55%
Russell Mid Cap Value Index (reflects no deduction for fees, expenses or taxes)	20.22%	16.72%
Dynamic Mid Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.34%	14.76%

*  The Fund commenced operations on March 3, 2005.

30

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Mid Cap Value Index and the Russell Mid Cap Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 229 and 470, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.29%
Total Gross Annual Fund Operating Expenses	0.79%
Fee Waivers and Expense Assumption(6)	0.16%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

31

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$242	$428	$968

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

32

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,471, $37,246, $65,237 and $146,199 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

33

PowerShares Dynamic Small Cap Growth Portfolio

Ticker: PWT Intraday NAV Ticker: DWB	CUSIP: 73935X872 Underlying Index: Dynamic Small Cap Growth Intellidexsm Index (Ticker: ILK)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Growth IntellidexSM Index (the "Small Cap Growth Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a small capitalization company if it falls within the Small Cap Growth Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Growth Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Small Cap Growth Intellidex is comprised of 100 U.S. small cap growth stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Small Cap Growth Intellidex included companies with a market capitalization range of between approximately $454.4 million and $2.8 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Growth Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Small Cap Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Growth Intellidex in proportion to their weightings in the Small Cap Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Growth Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Growth Intellidex, purchase securities not in the Small Cap Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap Growth Intellidex. The Fund may sell stocks that are represented in the Small Cap Growth Intellidex in anticipation of their removal from the Small Cap Growth

34

Intellidex, or purchase stocks not represented in the Small Cap Growth Intellidex in anticipation of their addition to the Small Cap Growth Intellidex.

Intellidex Methodology

The Small Cap Growth Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Small Cap Growth Intellidex is adjusted quarterly.

Intellidex Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Growth Stocks. The Small Cap Growth universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

35

Growth Investing Style Risk

The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Growth Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Small Cap Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Growth Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Growth Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Growth Intellidex, with the same weightings as the Small Cap Growth Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Growth Intellidex.

36

Small-Sized Company Risk

Investing in securities of small-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the Small Cap Growth Intellidex, there may be a large degree of portfolio turnover as the Fund replicates the Small Cap Growth Intellidex. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and

37

distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 4.41%.

Best Quarter	Worst Quarter
9.55% (1st Quarter 2006)	(8.28)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Small Cap Growth Portfolio (return before taxes)	5.55%	8.96%
PowerShares Dynamic Small Cap Growth Portfolio (return after taxes on distributions)	5.55%	8.96%
PowerShares Dynamic Small Cap Growth Portfolio (return after taxes on distributions and sale of Fund Shares)	3.61%	7.66%
Dow Jones US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	8.46%	8.87%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.35%	11.24%
Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	5.67%	9.37%

*  The Fund commenced operations on March 3, 2005.

38

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Small Cap Growth Index and the Russell 2000® Growth Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 305 and 1,274, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.31%
Total Gross Annual Fund Operating Expenses	0.81%
Fee Waivers and Expense Assumption(6)	0.18%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

39

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. however, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$247	$438	$991

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof.

40

As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,573, $37,994, $66,674 and $149,576 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

41

PowerShares Dynamic Small Cap Value Portfolio

Ticker: PWY Intraday NAV Ticker: HWB	CUSIP: 73935X864 Underlying Index: Dynamic Small Cap Value Intellidexsm Index (Ticker: ILP)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap Value IntellidexSM Index (the "Small Cap Value Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of small cap companies. A company is considered to be a mid capitalization company if it falls within the Small Cap Value Intellidex model, as described below. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Value Intellidex. The Adviser will seek to match the performance of the Underlying Intellidex. The Small Cap Value Intellidex is comprised of 100 U.S. small cap value stocks selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Small Cap Value Intellidex included companies with a market capitalization range of between approximately $466.2 million and $2.3 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Value Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Small Cap Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Value Intellidex in proportion to their weightings in the Small Cap Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Value Intellidex, purchase securities not in the Small Cap Value Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap Value Intellidex. The Fund may sell stocks that are represented in the Small Cap Value Intellidex in anticipation of their removal from the Small Cap Value Intellidex, or purchase stocks not represented in the Small Cap Value Intellidex in anticipation of their addition to the Small Cap Value Intellidex.

42

Intellidex Methodology

The Small Cap Value Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investment timeliness and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups. The Small Cap Value Intellidex is adjusted quarterly.

Index Construction

  (1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for investment potential using a proprietary AMEX Intellidex model.

  (2)  The universe of companies is divided into groups based on size, style and sub-size in the following manner:

    (a)  The universe of stocks is segregated into three size groups, Large Cap, Mid Cap and Small Cap. The 250 largest stocks are considered Large Cap. The next 750 are considered Mid Cap and the remaining 1000 stocks are considered Small Cap.

    (b)  Small Cap stocks are divided into Growth Stocks and Value Stocks. A stock's characterization as Growth or Value is based on a multi-factor methodology. Four hundred of the stocks in the Small Cap universe are considered Value Stocks. The Small Cap Value universe is further divided into two sub-groups based on market capitalization. The top quintile is one sub-group. Thirty of the top-ranked stocks in the sub-group are selected and collectively receive 70% of the weight. The bottom four quintiles are another sub-group. Seventy of the top-ranked stocks in this group are selected and collectively receive 30% of the weight.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the

43

risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Value Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Small Cap Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Value Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Value Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Value Intellidex, with the same weightings as the Small Cap Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Value Intellidex.

44

Small-Sized Company Risk

Investing in securities of small-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Portfolio Turnover

The Financial Highlights Table for the Fund at the end of this Prospectus shows the Fund's portfolio turnover rates during recent periods. Based on the reconstitutions of the Small Cap Value Intellidex, there may be a large degree of portfolio turnover as the Fund replicates the Small Cap Value Intellidex. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to the Fund's shareholders.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and

45

distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 7.20%.

Best Quarter	Worst Quarter
10.29% (4th Quarter 2006)	(2.90)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dynamic Small Cap Value Portfolio (return before taxes)	17.43%	11.26%
PowerShares Dynamic Small Cap Value Portfolio (return after taxes on distributions)	17.15%	11.00%
PowerShares Dynamic Small Cap Value Portfolio (return after taxes on distributions and sale of Fund Shares)	11.32%	9.47%
Dow Jones US Small Cap Value Index (reflects no deduction for fees, expenses or taxes)	18.29%	14.00%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	23.48%	15.71%
Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	18.16%	12.12%

*  The Fund commenced operations on March 3, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Dow Jones US Small Cap Value Index and the Russell 2000®

46

Value Index are unmanaged indices that are broad measurements of change in stock market conditions based on the average performance of approximately 373 and 1,281, respectively, widely held stocks.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.28%
Total Gross Annual Fund Operating Expenses	0.78%
Fee Waivers and Expense Assumption(6)	0.15%
Total Net Annual Fund Operating Expenses	0.63%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

47

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$69	$239	$423	$957

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs")

48

can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,420, $36,872, $64,518 and $144,508 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

49

PowerShares Dynamic Large Cap Portfolio

Ticker: PJF Intraday NAV Ticker: PJF.IV	CUSIP: 73935X450 Underlying Index: Dynamic Large Cap IntellidexSM Index (Ticker: IEB)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Large Cap IntellidexSM Index (the "Large Cap Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of large capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Large Cap Intellidex. The Adviser will seek to match the performance of the Large Cap Intellidex. The Large Cap Intellidex is comprised of stocks of 100 U.S. large capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Large Cap Intellidex included companies with a market capitalization range of between $13.3 billion and $484.5 billion. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Large Cap Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Large Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Large Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Large Cap Intellidex in proportion to their weightings in the Large Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Large Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Large Cap Intellidex, purchase securities not in the Large Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Large Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Large Cap Intellidex. The Fund may sell stocks that are represented in the Large Cap Intellidex in anticipation of their removal from the Large Cap Intellidex or purchase stocks not represented in the Large Cap Intellidex in anticipation of their addition to the Large Cap Intellidex.

50

Intellidex Methodology

The Large Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Large Cap Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)  Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the "Size Groups") and sub-groups (the "Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Large Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Size and Sub-Group is predetermined and is as follows:

(a)  Large cap includes 100 stocks and is divided as follows:

  (i)  Thirty of the top-ranked larger large cap stocks are selected and collectively receive 50% of the total index weight (each larger stock receives on average 1.67%). The thirty component stocks selected are the components with the best Model Score in the Sub-Group.

51

  (ii)  Seventy of the top-ranked smaller large cap stocks are selected and collectively receive 50% of the total index weight (each smaller stock receives on average 0.71%). The seventy component stocks selected are the components with the best Model Score in that Sub-Group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Large Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Large Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Large Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Large Cap Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Large Cap Intellidex, as would be the case if it purchased all of the stocks in the Large Cap Intellidex with the same weightings as the Large Cap Intellidex.

52

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Large Cap Intellidex.

Large-Sized Company Risk

Returns on investments of large U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 1, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.46%
Total Gross Annual Fund Operating Expenses	1.96%
Fee Waivers and Expense Assumption(6)	1.23%
Total Net Annual Fund Operating Expenses	0.73%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

53

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$116	$536

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

54

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $30,050 if the Creation Unit is redeemed after one year, and $134,951 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

55

PowerShares Dynamic Mid Cap Portfolio

Ticker: PJG Intraday NAV Ticker: PJG.IV	CUSIP: 73935X443 Underlying Index: Dynamic Mid Cap IntellidexSM Index (Ticker: IEK)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Mid Cap IntellidexSM Index (the "Mid Cap Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of mid capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Mid Cap Intellidex. The Adviser will seek to match the performance of the Mid Cap Intellidex. The Mid Cap Intellidex is comprised of stocks of 150 U.S. mid capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Mid Cap Intellidex includes companies with a market capitalization range of between $1.8 billion and $18.7 billion. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Mid Cap Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Mid Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Mid Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Mid Cap Intellidex in proportion to their weightings in the Mid Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Mid Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Mid Cap Intellidex, purchase securities not in the Mid Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Mid Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Mid Cap Intellidex. The Fund may sell stocks that are represented in the Mid Cap Intellidex in anticipation of their removal from the Mid Cap Intellidex or purchase stocks not represented in the Mid Cap Intellidex in anticipation of their addition to the Mid Cap Intellidex.

56

Intellidex Methodology

The Mid Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Mid Cap Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)  Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the "Size Groups") and sub-groups (the "Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Mid Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Sub-Group is predetermined and is as follows:

(a)  Mid cap includes 150 stocks and is divided as follows:

  (i)  Forty-four of the top-ranked larger mid cap stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 1.59%). The forty-four component stocks selected are the components with the best Model Score in the Sub-Group.

57

  (ii)  One hundred six of the top-ranked smaller mid cap stocks are selected and collectively receive 30% of the total index weight (each smaller stock receives on average 0.28%). The one hundred six component stocks selected are the components with the best Model Score in that Sub-Group.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Mid Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Mid Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Mid Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Mid Cap Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Mid Cap Intellidex, as would be the case if it purchased all of the stocks in the Mid Cap Intellidex with the same weightings as the Mid Cap Intellidex.

58

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Mid Cap Intellidex.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 1, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

59

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.62%
Total Gross Annual Fund Operating Expenses	2.12%
Fee Waivers and Expense Assumption(6)	1.39%
Total Net Annual Fund Operating Expenses	0.73%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into

60

account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$122	$575

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 150 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 150 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $32,401 if the Creation Unit is redeemed after one year, and $145,628 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

61

PowerShares Dynamic Small Cap Portfolio

Ticker: PJM Intraday NAV Ticker: PJM.IV	CUSIP: 73935X436 Underlying Index: Dynamic Small Cap IntellidexSM Index (Ticker: IEY)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Small Cap IntellidexSM Index (the "Small Cap Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Small Cap Intellidex. The Adviser will seek to match the performance of the Small Cap Intellidex. The Small Cap Intellidex is comprised of stocks of 200 U.S. small capitalization companies. Stocks are selected principally on the basis of their capital appreciation potential as identified by the AMEX (the "Intellidex Provider") pursuant to a proprietary Intellidex methodology. As of June 30, 2007, the Small Cap Intellidex included companies with a market capitalization range of between $466.2 million and $2.5 billion. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Small Cap Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Small Cap Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Small Cap Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Small Cap Intellidex in proportion to their weightings in the Small Cap Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Small Cap Intellidex as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Small Cap Intellidex, purchase securities not in the Small Cap Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Small Cap Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Small Cap Intellidex. The Fund may sell stocks that are represented in the Small Cap Intellidex in anticipation of their removal from the Small Cap Intellidex or purchase stocks not represented in the Small Cap Intellidex in anticipation of their addition to the Small Cap Intellidex.

Intellidex Methodology

The Small Cap Intellidex methodology is designed to objectively identify those stocks within a particular market segment that have the greatest potential for

62

capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Small Cap Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within their respective sub-groups.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The universe of companies is divided into groups based on size and sub-size group in the following manner:

(a)  The universe of stocks is segregated into three size groups, large cap, mid cap and small cap, by selecting the 250 largest (large cap), the next 750 largest (mid cap) and the remaining 1,000 stocks (small cap).

(b)  Stocks within the size groups are further divided into two market-cap groupings, larger and smaller, creating six size groups (the "Size Groups") and sub-groups (the "Sub-Groups"). Larger and smaller are split into quintiles using market capitalization. Larger stocks are defined by inclusion in the top quintile and smaller are the bottom four quintiles.

(3)  Within each of these six Size Groups, a defined number of the top-ranked larger and smaller stocks are selected for inclusion in the Small Cap Intellidex. Selected stocks are equally weighted within their Sub-Groups.

The number of stocks selected from a Sub-Group is predetermined and is as follows:

(a)  Small cap includes 200 stocks and is divided as follows:

  (i)  Sixty of the top-ranked larger small cap stocks are selected and collectively receive 70% of the total index weight (each larger stock receives on average 1.167%). The sixty component stocks selected are the components with the best Model Score in the Sub-Group.

  (ii)  One hundred forty of the top-ranked smaller small cap stocks are selected and collectively receive 30% of the total index weight (each smaller stock receives on average 0.21%). The forty component stocks selected are the components with the best Model Score in that Sub-Group.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Small Cap Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Small Cap Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Small Cap Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Small Cap Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Small Cap Intellidex, as would be the case if it purchased all of the stocks in the Small Cap Intellidex with the same weightings as the Small Cap Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Small Cap Intellidex.

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Small Company Risk

Investing in securities of small sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 1, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.59%
Total Gross Annual Fund Operating Expenses	2.09%
Fee Waivers and Expense Assumption(6)	1.36%
Total Net Annual Fund Operating Expenses	0.73%

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(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$121	$567

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (assuming approximately 200 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (assuming approximately 200 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $32,148 if the Creation Unit is redeemed after one year, and $143,816 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Dynamic Aggressive Growth Portfolio

Ticker: PGZ Intraday NAV Ticker: PGZ.IV	CUSIP: 73935X294 Underlying Index: Dynamic Aggressive Growth IntellidexSM Index (Ticker: ILR)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Aggressive Growth IntellidexSM Index (the "Aggressive Growth Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of aggressive growth companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Aggressive Growth Intellidex. The Adviser will seek to match the performance of the Aggressive Growth Intellidex. The Aggressive Growth Intellidex is comprised of 100 U.S. aggressive growth stocks selected on the basis of their capital appreciation potential as identified by the AMEX pursuant to a proprietary Intellidex methodology (the "Intellidex Provider"). A stock's characterization as "aggressive growth" is based on a multi-factor methodology designed to create distinctions between stocks that technically qualify as growth stocks and stocks that exhibit strong growth characteristics. This style delineation process incorporates a unique blend of factors that rely on accounting and consensus analyst data and the combined estimates of analysts that cover such stocks, and forecasted earnings in the style to create distinct style groups within the growth classification. Once a stock's growth characteristic is determined, stocks that do not exhibit strong growth characteristics are excluded. As of June 30, 2007, the Aggressive Growth Intellidex included companies with a market capitalization range of between $566.8 million and $160.2 billion. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Aggressive Growth Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Aggressive Growth Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Aggressive Growth Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Aggressive Growth Intellidex in proportion to their weightings in the Aggressive Growth Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Aggressive Growth Intellidex. There may also be instances in which the Adviser may choose

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to overweight another stock in the Aggressive Growth Intellidex, purchase securities not in the Aggressive Growth Intellidex which the Adviser believes are appropriate to substitute for certain securities in the Aggressive Growth Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Aggressive Growth Intellidex. The Fund may sell stocks that are represented in the Aggressive Growth Intellidex in anticipation of their removal from the Aggressive Growth Intellidex or purchase stocks not represented in the Aggressive Growth Intellidex in anticipation of their addition to the Aggressive Growth Intellidex.

Intellidex Methodology

The Aggressive Growth Intellidex methodology is designed to objectively identify those stocks within the aggressive growth market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Aggressive Growth Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within an aggressive growth universe.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The universe of companies is divided into groups based in the following manner:

(a)  The universe of stocks is segregated into three style groups: aggressive growth, value or core. Core includes stocks which technically may be considered growth stocks but which do not exhibit strong growth characteristics. A stock's characterization as aggressive growth, value or core is based on a multi-factor methodology whose measurements include forecasted price to earnings, price to book, dividend yield, forecasted earnings growth, revenue and book value core. 500 of the stocks in the total universe are deemed aggressive growth, 500 of the stocks in the total universe are deemed value and 1,000 of the stocks in the total universe are deemed core. Core and value stocks are excluded from the Aggressive Growth Intellidex.

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(b)  The aggressive growth universe is ranked by Model Score. The 100 top ranked stocks from the aggressive growth universe are selected for inclusion in the Aggressive Growth Intellidex and equally weighted to one percent each.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks later in this Prospectus for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Aggressive Growth Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Aggressive Growth Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Aggressive Growth Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Aggressive Growth Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Aggressive Growth Intellidex, as would be the case if it purchased all of the stocks in the Aggressive Growth Intellidex with the same weightings as the Aggressive Growth Intellidex.

70

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Aggressive Growth Intellidex.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Aggressive Growth Investing Risk

The Fund emphasizes an "aggressive growth" style of investing. The market values of aggressive growth stocks may be more volatile than other types of investments, as aggressive growth companies may participate in new industries, products or markets. In addition, aggressive growth companies may operate in more highly concentrated markets. The returns on "aggressive growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets and may be subject to more sudden or erratic price movements.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

71

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.87%
Total Gross Annual Fund Operating Expenses	2.37%
Fee Waivers and Expense Assumption(6)	1.63%
Total Net Annual Fund Operating Expenses	0.74%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

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The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$131	$635

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $33,680 if the Creation Unit is redeemed after one year, and $159,837 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

73

PowerShares Dynamic Deep Value Portfolio

Ticker: PVM Intraday NAV Ticker: PVM.IV	CUSIP: 73935X310 Underlying Index: Dynamic Deep Value IntellidexSM Index (Ticker: ILU)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dynamic Deep Value IntellidexSM Index (the "Deep Value Intellidex" or "Underlying Intellidex").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of deep value companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Deep Value Intellidex. The Adviser will seek to match the performance of the Deep Value Intellidex. The Deep Value Intellidex is comprised of 100 U.S. deep value stocks selected on the basis of their capital appreciation potential as identified by the AMEX pursuant to a proprietary Intellidex methodology (the "Intellidex Provider"). A stock's characterization as "deep value" is based on a multi-factor methodology designed to create distinctions between stocks that technically qualify as value stocks and stocks that exhibit strong value characteristics. This style delineation process incorporates a unique blend of factors that rely on accounting data and the combined estimates of analysts that cover such stocks, and forecasted earnings to create distinct style groups within the value classification. Once a stock's value characteristic is determined, stocks that do not exhibit strong value characteristics are excluded. As of June 30, 2007, the Deep Value Intellidex included companies with a market capitalization range of between $577.9 million and $484.5 billion. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Deep Value Intellidex is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Deep Value Intellidex. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Deep Value Intellidex; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Deep Value Intellidex in proportion to their weightings in the Deep Value Intellidex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Deep Value Intellidex. There may also be instances in which the Adviser may choose to overweight another stock in the Deep Value Intellidex, purchase securities not in the Deep Value Intellidex

74

which the Adviser believes are appropriate to substitute for certain securities in the Deep Value Intellidex or utilize various combinations of other available investment techniques, in seeking to track the Deep Value Intellidex. The Fund may sell stocks that are represented in the Deep Value Intellidex in anticipation of their removal from the Deep Value Intellidex or purchase stocks not represented in the Deep Value Intellidex in anticipation of their addition to the Deep Value Intellidex.

Intellidex Methodology

The Deep Value Intellidex methodology is designed to objectively identify those stocks within the deep value market segment that have the greatest potential for capital appreciation. The methodology evaluates companies quarterly, based on a variety of criteria, including fundamental growth, stock valuation, investments and risk factors, and then ranks and sorts them based on their cumulative scores. Component stocks for the Deep Value Intellidex are selected from among the companies with the highest-ranking cumulative score ("Model Score") within a deep value universe.

Intellidex Construction

(1)  The 2,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX and the NASDAQ are ranked for capital appreciation potential using a proprietary AMEX Intellidex model.

(2)  The universe of companies is divided into groups in the following manner:

(a)  The universe of stocks is segregated into three style groups: growth, deep value or core. Core includes stocks which technically may be considered value stocks but which do not exhibit strong value characteristics. A stock's characterization as growth, deep value or core is based on a multi-factor methodology whose measurements include forecasted price to earnings, price to book, dividend yield, forecasted earnings growth, revenue and book value growth. 500 stocks in the total universe are deemed growth, 500 stocks in the total universe are deemed deep value and 1,000 stocks in the total universe are deemed core. Core and growth stocks are excluded from the Deep Value Intellidex.

(b)  The deep value universe is ranked by Model Score. The 100 top ranked stocks from the deep value universe are selected for inclusion in the Deep Value Intellidex and equally weighted to one percent each.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" later in this Prospectus for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Deep Value Intellidex.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Deep Value Intellidex for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Deep Value Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Deep Value Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Intellidex).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Deep Value Intellidex, as would be the case if it purchased all of the stocks in the Deep Value Intellidex with the same weightings as the Deep Value Intellidex.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Deep Value Intellidex.

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Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Value Investing Style Risk

A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

77

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.53%
Total Gross Annual Fund Operating Expenses	2.03%
Fee Waivers and Expense Assumption(6)	1.31%
Total Net Annual Fund Operating Expenses	0.72%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

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The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$118	$552

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $30,472 if the Creation Unit is redeemed after one year, and $139,027 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Zacks Micro Cap Portfolio

Ticker: PZI Intraday NAV Ticker: HXZ	CUSIP: 73935X740 Underlying Index: Zacks Micro Cap Index (Ticker: ZAX)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Micro Cap Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of micro cap companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Micro Cap Index. The Adviser will seek to match the performance of the Zacks Micro Cap Index. The Zacks Micro Cap Index is comprised of between 300 and 500 U.S. stocks selected by Zacks Investment Research ("Zacks") from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro cap subset is defined relative to the entire investable universe of stocks with the upper threshold equal to 0.15% of the capitalization of the largest cap domestic company at the time of selection (currently approximately $1.1 billion) and a minimum capitalization of approximately 0.015% of the largest cap domestic company (currently approximately $22.7 million). The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Zacks Micro Cap Index; a figure of 1.00 would represent perfect correlation. Because of the practical difficulties and expense of purchasing 300 to 500 stocks, the Fund does not purchase all of the stocks in the Zacks Micro Cap Index. Instead, the Adviser utilities a "sampling" methodology in seeking to achieve the Fund's objective. Sampling means that the Adviser uses quantitative analysis to select stocks from the Zacks Micro Cap Index universe to obtain a representative sample of stocks that resemble the Zacks Micro Cap Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of stocks. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of stocks in the Zacks Micro Cap Index, but reserves the right to hold as many stocks as it believes necessary to achieve the Fund's investment objective.

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Index Methodology

The Zacks Micro Cap Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Zacks. The objective of the Zacks Micro Cap Index is to actively represent a group of stocks which has the potential to outperform passive benchmark micro cap indices (such as the Russell and Dow Jones Micro Cap Indices) and other actively managed U.S. micro cap strategies.

The Zacks Micro Cap Index constituent selection methodology developed by Zacks is designed to be an effective, quantitative approach to selecting stocks with the greatest potential for capital appreciation from the micro cap subset of the domestic equity universe.

The Zacks Micro Cap Index constituent selection methodology utilizes a Zacks proprietary composite scoring system that measures companies on the basis of relative value and momentum. Index constituents are screened weekly for potential removal and the Zacks Micro Cap Index is reconstituted and rebalanced on a quarterly basis. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the Index.

Index Construction

  (1)  Potential Zacks Micro Cap Index constituents include all domestic listed equities with a market capitalization between 0.015% and 0.15% of the largest cap domestic U.S. company at the time of selection (approximately $22.7 million to $1.1 billion in market capitalization) exclusive of American Depositary Receipts ("ADRs"), and over-the-counter bulletin board and penny stocks.

  (2)  The actual number of constituents in the Zacks Micro Cap Index will vary over time, but will typically range between 300 and 500 stocks that achieve the threshold composite ranking based on a proprietary multi-factor quantitative analysis that ranks each stock on the basis of relative value and momentum.

  (3)  Each company is ranked and sorted from highest to lowest by each factor subset. The rankings are combined to establish a composite profile. A stock may be a Zacks Micro Cap Index constituent only if it achieves a minimum threshold ranking on each factor.

  (4)  Zacks Micro Cap Index constituents will be reviewed and are subject to removal on a weekly basis based on a proprietary quantitative ranking.

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  (5)  The Zacks Micro Cap Index will be rebalanced on a quarterly basis.

  (6)  As companies must achieve a minimum threshold on all factors, the actual number of companies may vary on a weekly basis. The Zacks Micro Cap Index constituent count will typically range between 300 and 500 stocks and will use a modified equal weighting structure.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Zacks Micro Cap Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Zacks Micro Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Micro Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Micro Cap Index. Since the Zacks Micro Cap Index constituents may vary on a weekly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds which track indexes whose composition changes less frequently. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions,

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its return may not correlate as well with the return on the Zacks Micro Cap Index, as would be the case if it purchased all of the stocks in the Zacks Micro Cap Index with the same weightings as the Zacks Micro Cap Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Zacks Micro Cap Index.

Micro Cap Company Risk

The Fund invests primarily in micro cap companies. Micro cap stocks involve substantially greater risks of loss and price fluctuations. Micro cap companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro cap company.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 5.60%.

Best Quarter	Worst Quarter
13.92% (1st Quarter 2006)	(5.21)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Zacks Micro Cap Portfolio (return before taxes)	17.95%	14.92%
PowerShares Zacks Micro Cap Portfolio (return after taxes on distributions)	17.90%	14.86%
PowerShares Zacks Micro Cap Portfolio (return after taxes on distributions and sale of Fund Shares)	11.67%	12.70%

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	Past One Year	Since Inception*
Russell Micro Cap Index (reflects no deduction for fees, expenses or taxes)	17.17%	15.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.81%
Zacks Micro Cap Index (reflects no deduction for fees, expenses or taxes)	17.42%	14.57%

*  The Fund commenced operations on August 18, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The Russell Micro Cap Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 1,000 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$2,000+
Maximum Creation/Redemption Transaction Fee(2)	$8,000+

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Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.26%
Total Gross Annual Fund Operating Expenses	0.76%
Fee Waivers and Expense Assumption(6)	0.06%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The

86

example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$74	$239	$418	$939

(1)  The costs under the one-year example reflect the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three,five- and ten-year examples do not reflect this agreement.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $2,000 per transaction (assuming 500 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $2,000 for each redemption transaction (assuming 500 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $15,031, $39,826, $66,768 and $146,776 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Zacks Small Cap Portfolio

Ticker: PZJ Intraday NAV Ticker: JDX	CUSIP: 73935X674 Underlying Index: Zacks Small Cap Index (Ticker: ZRS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Small Cap Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of small capitalization companies. A company will be considered to be a small capitalization company if it falls within the Zacks Small Cap Index model, as described below. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Zacks Small Cap Index. The Zacks Small Cap Index is designed to select companies with potentially superior risk-return profiles as identified using a proprietary ranking methodology developed by Zacks. The Zacks Small Cap Index is comprised of 250 U.S. small capitalization stocks. As of June 30, 2007, the Zacks Small Cap Index included companies with a market capitalization range of between approximately $207.1 million and $3.7 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Zacks Small Cap Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Zacks Small Cap Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Zacks Small Cap Index in proportion to their weightings in the Zacks Small Cap Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Zacks Small Cap Index. There may also be instances in which the Adviser may choose to overweight another stock in the Zacks Small Cap Index, purchase securities not in the Zacks Small Cap Index which the Adviser believes are appropriate to substitute for certain securities in the Zacks Small Cap Index or utilize various combinations of other available investment techniques, in seeking to track the Zacks Small Cap Index. The Fund may sell stocks that are represented in the Zacks Small Cap Index in anticipation of their removal from the Zacks Small Cap Index or purchase stocks not represented in the Zacks Small Cap Index in anticipation of their addition to the Zacks Small Cap Index.

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Index Methodology

The Zacks Small Cap Index selects companies with potentially superior risk-return profiles as identified using a proprietary ranking methodology developed by Zacks. The goal of the Zacks Small Cap Index is to outperform both the Russell 2000 Index and professional small capitalization asset managers.

The constituent selection strategy developed by Zacks actively represents a group of small cap stocks which have a selection strategy that looks beyond growth and value characterizations to focus on absolute return potential. The methodology evaluates and selects stocks from a small cap universe using proprietary Zacks techniques, including the well-known Zacks Rank. The Zacks Rank is an institutionally recognized stock scoring system that has been provided by Zacks since 1982.

The Index constituent selection approach utilizes the Zacks Rank as a core component in determining each stock's overall risk-return profile. The Zacks Small Cap Index is adjusted quarterly, or as required, to assure timely stock selections.

The Zacks Rank, developed in 1978, is a proprietary quantitative stock-ranking model based on the pattern of analyst earnings estimate revisions. Based on years of quantitative study and practical application, Zacks believes that the changes that analysts make today to their earnings estimates are a strong and accurate predictor of future stock performance. To accurately calculate the proprietary quantitative rankings, each week Zacks records 25,000 earnings estimate revisions and changes produced by 4,000 research analysts as well as processing over 500,000 pages of research annually.

Index Construction

  (1)  The Zacks Small Cap Index is comprised of the 250 highest-ranking stocks chosen from a universe of U.S. companies with a market capitalization from about $600 million to nearly $2 billion.

  (2)  The universe of small U.S. companies are evaluated for investment merit using a quantitative selection methodology proprietary to Zacks.

  (3)  Each company is ranked using a quantitative methodology and sorted from highest to lowest within the stock universe. The methodology optimizes the Zacks Rank and the constituent turnover relationship based on criteria quantified by Zacks.

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  (4)  The 250 highest-ranking companies are chosen and receive a modified equal weighting.

  (5)  Constituents will be reviewed and are subject to elimination on a weekly basis in the event of material ranking declines.

  (6)  The Index will be rebalanced and reconstituted on a quarterly basis. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the Zacks Small Cap Index.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Zacks Small Cap Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Zacks Small Cap Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Zacks Small Cap Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Zacks Small Cap Index. Since the Zacks Small Cap Index constituents may vary on a weekly basis, the Fund's costs associated with rebalancing may be greater than those incurred by other exchange-traded funds which track indexes whose composition changes less frequently. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Zacks Small Cap Index, as would be the case if it purchased all of the stocks in the Zacks Small Cap Index with the same weightings as the Zacks Small Cap Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Zacks Small Cap Index.

Small Company Risk

Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How the Fund Has Performed

The Fund commenced operations on February 16, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,250+
Maximum Creation/Redemption Transaction Fee(2)	$5,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.39%
Total Gross Annual Fund Operating Expenses	0.89%
Fee Waivers and Expense Assumption(6)	0.19%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred,

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but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$78	$271	$481	$1,084

(1)  The costs under the one-year example reflect the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three, five and ten-year examples do not reflect this agreement.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,250 per transaction (assuming 250 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,250 per transaction (assuming 250 stocks in each Creation Unit).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs would be $21,988, $70,299, $122,663 and $273,606 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index or Underlying Intellidex. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index or Underlying Intellidex and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Intellidex to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by

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extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Intellidex trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser of the Trust, also known as PowerShares XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

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On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Travis Trampe for all funds except PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio which are led by Jason Stoneberg, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including but not limited to, investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity

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Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and a Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement, at least until April 30, 2008, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, sub-licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap for each Fund are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses

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of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2007 (except for PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Dynamic Deep Value Portfolio, which will be available in the Funds' Semi-Annual Report to Shareholders for the period ended October 31, 2007).

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees related to its respective Underlying Index or Underlying Intellidex, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following AMEX symbols:

Fund	AMEX Trading Symbol
PowerShares Dynamic Large Cap Growth Portfolio	PWB
PowerShare Dynamic Large Cap Value Portfolio	PWV

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Fund	AMEX Trading Symbol
PowerShare Dynamic Mid Cap Growth Portfolio	PWJ
PowerShares Dynamic Mid Cap Value Portfolio	PWP
PowerShares Dynamic Small Cap Growth Portfolio	PWT
PowerShares Dynamic Small Cap Value Portfolio	PWY
PowerShares Dynamic Large Cap Portfolio	PJF
PowerShares Dynamic Mid Cap Portfolio	PJG
PowerShares Dynamic Small Cap Portfolio	PJM
PowerShares Dynamic Aggressive Growth Portfolio	PGZ
PowerShares Dynamic Deep Value Portfolio	PVM
PowerShares Zacks Micro Cap Portfolio	PZI
PowerShares Zacks Small Cap Portfolio	PZJ

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

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Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

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Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's respective Underlying Index or Underlying Intellidex (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the

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Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 ($1,000 with respect to the PowerShares Dynamic Mid Cap Portfolio and PowerShares Dynamic Small Cap Portfolio, $2,000 with respect to the PowerShares Zacks Micro Cap Portfolio and $1,250 with respect to the PowerShares Zacks Small Cap Portfolio) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities").

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Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 ($1,000 with respect to the PowerShares Dynamic Mid Cap Portfolio and PowerShares Dynamic Small Cap Portfolio, $2,000 with respect to the PowerShares Zacks Micro Cap Portfolio and $1,250 with respect to the PowerShares Zacks Small Cap Portfolio) (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower

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reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Funds must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund

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distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is

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possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds and performing other related audit services.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares Dynamic Large Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.35		$14.11	$14.83
Net investment income (loss)**	0.02		(0.01)	—	(a)
Net realized and unrealized gain (loss) on investments	1.11		2.25	(0.72)
TOTAL FROM OPERATIONS	1.13		2.24	(0.72)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)		— (a)	—
Tax return of capital	—	(a)	—	—
TOTAL DISTRIBUTIONS	(0.02)		—	—
NET ASSET VALUE AT END OF PERIOD	$17.46		$16.35	$14.11
TOTAL RETURN***	6.92%		15.89%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$277,598		$148,750	$8,467
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%		0.64%	0.63	%†
Expenses, prior to waivers	0.68	%†††	0.80%	2.45	%†
Net investment income (loss), net of waivers	0.13%		(0.04)%	0.13	%†
Portfolio turnover rate††	57%		73%	2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

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PowerShares Dynamic Large Cap Value Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.41		$14.52	$15.00
Net investment income**	0.39		0.28	0.05
Net realized and unrealized gain (loss) on investments	3.18		2.85	(0.52)
TOTAL FROM OPERATIONS	3.57		3.13	(0.47)
Undistributed net investment income included in price of units issued and redeemed**	0.03		—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.29)		(0.24)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$20.72		$17.41	$14.52
TOTAL RETURN***	20.85%		21.71%	(3.11)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$292,130		$90,532	$10,166
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%		0.65%	0.63%†
Expenses, prior to waivers	0.67	%†††	0.94%	2.16%†
Net investment income, net of waivers	2.00%		1.75%	1.99%†
Portfolio turnover rate††	16%		29%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

109

PowerShares Dynamic Mid Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.79		$13.92	$15.01
Net investment income (loss)**	(0.03)		0.28	(0.01)
Net realized and unrealized gain (loss) on investments	2.42		4.59	(1.08)
TOTAL FROM OPERATIONS	2.39		4.87	(1.09)
Undistributed net investment income included in price of units issued and redeemed**	0.02		—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.11)		—	—
Tax return of capital	—	(a)	—	—
TOTAL DISTRIBUTIONS	(0.11)		—	—
NET ASSET VALUE AT END OF PERIOD	$21.09		$18.79	$13.92
TOTAL RETURN***	12.91%		34.99%	(7.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$189,794		$103,325	$8,349
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%		0.65%	0.63%†
Expenses, prior to waivers	0.73	%†††	0.90%	2.45%†
Net investment income (loss), net of waivers	(0.15)%		1.56%	(0.20)%†
Portfolio turnover rate††	69%		86%	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

110

PowerShares Dynamic Mid Cap Value Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.22	$14.47	$15.10
Net investment income**	0.29	0.22	0.15
Net realized and unrealized gain (loss) on investments	2.96	2.78	(0.76)
TOTAL FROM OPERATIONS	3.25	3.00	(0.61)
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.23)	(0.25)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$20.25	$17.22	$14.47
TOTAL RETURN***	19.14%	20.85%	(4.07)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$109,356	$56,815	$10,126
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.67%	0.63%†
Expenses, prior to waivers	0.82%	1.13%	2.14%†
Net investment income, net of waivers	1.64%	1.33%	6.34%†
Portfolio turnover rate††	43%	117%	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

111

PowerShares Dynamic Small Cap Growth Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.51	$13.90	$15.11
Net investment income (loss)**	(0.05)	0.11	(0.01)
Net realized and unrealized gain (loss) on investments	0.15	4.50	(1.20)
TOTAL FROM OPERATIONS	0.10	4.61	(1.21)
Undistributed net investment loss included in price of units issued and redeemed**	(0.02)	—	—
NET ASSET VALUE AT END OF PERIOD	$18.59	$18.51	$13.90
TOTAL RETURN***	0.43%	33.17%	(8.02)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$61,347	$118,465	$9,727
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.65%	0.63%†
Expenses, prior to waivers	0.84%	0.90%	2.34%†
Net investment loss, net of waivers	(0.32)%	0.65%	(0.48)%†
Portfolio turnover rate††	114%	120%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

112

PowerShares Dynamic Small Cap Value Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.01	$13.79	$15.06
Net investment income**	0.13	0.11	0.01
Net realized and unrealized gain (loss) on investments	1.66	3.22	(1.28)
TOTAL FROM OPERATIONS	1.79	3.33	(1.27)
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.13)	(0.11)	—
NET ASSET VALUE AT END OF PERIOD	$18.68	$17.01	$13.79
TOTAL RETURN***	10.64%	24.20%	(8.46)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$117,680	$66,339	$9,651
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.63%	0.66%	0.63%†
Expenses, prior to waivers	0.80%	1.06%	2.36%†
Net investment income, net of waivers	0.73%	0.73%	0.45%†
Portfolio turnover rate††	76%	118%	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

113

PowerShares Dynamic Large Cap Portfolio

FINANCIAL HIGHLIGHTS

For the Period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.18
Net investment income**	0.12
Net realized and unrealized gain on investments	1.79
TOTAL FROM OPERATIONS	1.91
Undistributed net investment loss included in price of units issued and redeemed**	(0.01)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.08)
NET ASSET VALUE AT END OF PERIOD	$27.00
TOTAL RETURN***	7.55%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,798
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74%†
Expenses, prior to waivers	1.45%†
Net investment income, net of waivers	1.05%†
Portfolio turnover rate††	3%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

114

PowerShares Dynamic Mid Cap Portfolio

FINANCIAL HIGHLIGHTS

	For the Period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.26
Net investment income**	0.10
Net realized and unrealized gain on investments	2.68
TOTAL FROM OPERATIONS	2.78
Undistributed net investment loss included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)
NET ASSET VALUE AT END OF PERIOD	$27.98
TOTAL RETURN***	11.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,190
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	0.91	%†
Portfolio turnover rate††	7%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

115

PowerShares Dynamic Small Cap Portfolio

FINANCIAL HIGHLIGHTS

	For the Period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.17
Net investment income**	—	(a)
Net realized and unrealized gain on investments	1.51
TOTAL FROM OPERATIONS	1.51
Undistributed net investment loss included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(a)
NET ASSET VALUE AT END OF PERIOD	$26.68
TOTAL RETURN***	6.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$8,005
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	0.04	%†
Portfolio turnover rate††	52%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

116

PowerShares Dynamic Aggressive Growth Portfolio

FINANCIAL HIGHLIGHTS

	For the Period December 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.86
Net investment loss**	(0.05)
Net realized and unrealized gain on investments	1.56
TOTAL FROM OPERATIONS	1.51
Undistributed net investment income included in price of units issued and redeemed**	0.01
NET ASSET VALUE AT END OF PERIOD	$26.38
TOTAL RETURN***	6.11%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$10,552
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.76	%†
Net investment loss, net of waivers	(0.50	)%†
Portfolio turnover rate††	11%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

117

PowerShares Dynamic Deep Value Portfolio

FINANCIAL HIGHLIGHTS

	For the Period December 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.99
Net investment income**	0.22
Net realized and unrealized gain on investments	1.17
TOTAL FROM OPERATIONS	1.39
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.07)
NET ASSET VALUE AT END OF PERIOD	$26.31
TOTAL RETURN***	5.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,786
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.55	%†
Net investment income, net of waivers	2.40	%†
Portfolio turnover rate††	7%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

118

PowerShares Zacks Micro Cap Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the Period August 18, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.47	$14.79
Net investment income**	0.06	—	(a)
Net realized and unrealized gain on investments	0.80	2.69
TOTAL FROM OPERATIONS	0.86	2.69
Undistributed net investment income included in price of units issued and redeemed**	0.01	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)	(0.01)
Tax return of capital	—	—	(a)
TOTAL DISTRIBUTIONS	(0.02)	(0.01)
NET ASSET VALUE AT END OF PERIOD	$18.32	$17.47
TOTAL RETURN***	4.99%	18.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$192,310	$158,976
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%	0.72	%†
Expenses, prior to waivers	0.78%	0.82	%†
Net investment income, net of waivers	0.36%	0.01	%†
Portfolio turnover rate††	72%	78%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

119

PowerShares Zacks Small Cap Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Period February 16, 2006* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$26.76		$25.41
Net investment income**	0.05		0.02
Net realized and unrealized gain on investments	0.76		1.33
TOTAL FROM OPERATIONS	0.81		1.35
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)		—
Tax return of capital	—	(a)	—
TOTAL DISTRIBUTIONS	(0.06)		—
NET ASSET VALUE AT END OF PERIOD	$27.51		$26.76
TOTAL RETURN***	3.03%		5.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$71,530		$58,866
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%		0.75	%†
Expenses, prior to waivers	0.89	%†††	1.17	%†
Net investment income, net of waivers	0.19%		0.30	%†
Portfolio turnover rate††	87%		1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

120

Intellidex and Index Providers

The AMEX is the Intellidex Provider for the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Mid Cap Value Portfolio, PowerShares Small Cap Growth Portfolio, PowerShares Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Aggressive Growth Portfolio and PowerShares Dynamic Deep Value Portfolio. The Intellidex Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Intellidex Provider to use the Intellidexes. The Funds are entitled to use their respective Underlying Intellidex pursuant to a sub-licensing arrangement with the Adviser.

The AMEX develops, calculates, and maintains its own proprietary indices, and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of Exchange Traded Funds, Index Options, and other Structured Products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event—these announcements are currently available on the Index Daily List on http://www.AMEXtrader.com.

Zacks is the Index Provider for the PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. Zacks is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Zacks to use the Underlying Indexes. PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Disclaimers

The Dynamic Large Cap Growth IntellidexSM Index, Dynamic Large Cap Value IntellidexSM Index, Dynamic Mid Cap Growth IntellidexSM Index, Dynamic Mid Cap Value IntellidexSM Index, Dynamic Small Cap Growth IntellidexSM Index, Dynamic Small Cap Value IntellidexSM Index, Dynamic Large Cap IntellidexSM Index, Dynamic Mid Cap IntellidexSM Index, Dynamic Small Cap IntellidexSM Index, Dynamic Aggressive Growth IntellidexSM Index and Dynamic Deep Value IntellidexSM Index are trademarks of the AMEX and have been licensed for use for

121

certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Intellidex upon which it is based:

Fund  Underlying Intellidex

PowerShares Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
PowerShares Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
PowerShares Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index
PowerShares Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index
PowerShares Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index
PowerShares Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index
PowerShares Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index
PowerShares Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index
PowerShares Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index
PowerShares Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index
PowerShares Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index
PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap Index
PowerShares Zacks Small Cap Portfolio	Zacks Small Cap Index

The Funds are not sponsored or endorsed by the AMEX and the AMEX makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in the Shares particularly or the ability of the product to trade the performance of any sector of the stock market. The AMEX's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain trademarks and Indexes, which are determined, composed and calculated by the AMEX without regard to the Funds. The AMEX has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the Indexes. The AMEX is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of Shares of the Funds. In addition, the AMEX acts as the exchange on which the Shares are traded. The Underlying Intellidexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. The AMEX has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. The AMEX is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. The AMEX has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares.

122

THE AMEX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, OWNERS OF THE SHARES OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Zacks has with the Adviser or Distributor of the PowerShares Zacks Small Cap Portfolio or the PowerShares Zacks Micro Cap Portfolio in connection with the Funds is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. Zacks is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL

123

WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Premium/Discount Information

The table that follows presents information about the differences between the NAV of the daily market price on secondary markets for Shares and the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares Dynamic Large Cap Growth Portfolio,

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PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. The information shown for the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

PowerShares Dynamic Large Cap Growth Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	6.35%	12.50%	17.74%	1.56%	4.69%
Between 0.0% and 0.25%	49.21%	29.69%	45.16%	48.44%	56.25%
Between -0.25% and 0.0%	43.65%	56.25%	33.87%	50.00%	39.06%
Between -0.25% and -0.5%	0.79%	1.56%	3.23%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

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PowerShares Dynamic Large Cap Value Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	1.59%	3.13%	0.00%	0.00%	6.25%
Between 0.25% and 0.5%	3.17%	17.19%	0.00%	3.13%	9.38%
Between 0.0% and 0.25%	60.32%	45.31%	46.77%	76.56%	57.81%
Between -0.25% and 0.0%	33.33%	34.37%	46.77%	20.31%	26.56%
Between -0.25% and -0.5%	1.59%	0.00%	6.46%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Mid Cap Growth Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.40%	1.56%	0.00%	0.00%	1.56%
Between 0.25% and 0.5%	1.59%	10.94%	1.61%	1.56%	3.12%
Between 0.0% and 0.25%	49.21%	40.63%	40.32%	48.44%	46.88%
Between -0.25% and 0.0%	48.40%	46.87%	58.07%	50.00%	48.44%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

126

PowerShares Dynamic Mid Cap Value Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.59%	6..25%	4.84%	0.00%	0.00%
Between 0.0% and 0.25%	51.98%	46.88%	62.90%	50.00%	42.19%
Between -0.25% and 0.0%	46.43%	45.31%	32.26%	50.00%	57.81%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Small Cap Growth Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	2.38%	7.81%	4.84%	0.00%	0.00%
Between 0.0% and 0.25%	46.03%	78.13%	35.48%	34.38%	46.88%
Between -0.25% and 0.0%	50.40%	12.50%	56.45%	65.62%	51.56%
Between -0.25% and -0.5%	1.19%	0.00%	3.23%	0.00%	1.56%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

127

PowerShares Dynamic Small Cap Value Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	3.13%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	4.37%	6.25%	12.90%	0.00%	0.00%
Between 0.0% and 0.25%	48.02%	73.44%	38.71%	45.31%	46.88%
Between -0.25% and 0.0%	46.82%	17.18%	45.16%	54.69%	53.12%
Between -0.25% and -0.5%	0.79%	0.00%	3.23%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Dynamic Large Cap Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.99%	0.00%	0.00%	5.00%
Between 0.25% and 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.0% and 0.25%	27.72%	53.13%	27.42%	25.00%
Between -0.25% and 0.0%	71.29%	45.31%	72.58%	70.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 1, 2006

128

PowerShares Dynamic Mid Cap Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	5.95%	12.50%	6.45%	5.00%
Between 0.0% and 0.25%	43.56%	60.94%	41.94%	25.00%
Between -0.25% and 0.0%	49.50%	26.56%	50.00%	70.00%
Between -0.25% and -0.5%	0.99%	0.00%	1.61%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 1, 2006

PowerShares Dynamic Small Cap Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.99%	0.00%	0.00%	5.00%
Between 0.0% and 0.25%	21.78%	32.81%	22.58%	15.00%
Between -0.25% and 0.0%	76.24%	67.19%	75.81%	80.00%
Between -0.25% and -0.5%	0.99%	0.00%	1.61%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 1, 2006

129

PowerShares Dynamic Aggressive Growth Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.57%	0.00%	0.00%
Between 0.25% and 0.5%	4.55%	1.56%	4.84%	28.57%
Between 0.0% and 0.25%	21.59%	14.06%	19.35%	57.14%
Between -0.25% and 0.0%	65.91%	81.25%	66.13%	0.00%
Between -0.25% and -0.5%	7.95%	1.56%	9.68%	14.29%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 20, 2006

PowerShares Dynamic Deep Value Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	39.77%	43.75%	35.48%	85.71%
Between -0.25% and 0.0%	60.23%	56.25%	64.52%	14.29%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 20, 2006

130

PowerShares Zacks Micro Cap Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.79%	3.13%	3.23%	0.00%	0.00%
Between 0.25% and 0.5%	4.36%	1.56%	11.29%	4.69%	0.00%
Between 0.0% and 0.25%	35.32%	28.13%	33.87%	35.94%	37.50%
Between -0.25% and 0.0%	56.35%	60.93%	46.77%	56.25%	60.94%
Between -0.25% and -0.5%	2.78%	6.25%	3.23%	3.12%	1.56%
Greater than -0.5%	0.40%	0.00%	1.61%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Zacks Small Cap Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	1.20%	0.00%	1.62%	1.56%	0.00%
Between 0.0% and 0.25%	46.61%	50.00%	45.16%	42.19%	51.56%
Between -0.25% and 0.0%	51.39%	48.44%	51.61%	56.25%	48.44%
Between -0.25% and -0.5%	0.80%	0.00%	1.61%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

*  Began operations on February 16, 2006

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Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. The information presented for PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage

132

commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Large Cap Growth Portfolio (At NAV)	6.92%	7.92%	17.89%
PowerShares Dynamic Large Cap Growth Portfolio (At Market)	7.01%	7.85%	17.73%
Dynamic Large Cap Growth IntellidexSM Index	7.65%	8.67%	19.66%
Dow Jones US Large Cap Growth Index	9.48%	6.90%	15.49%
Russell 1000® Growth Index	12.25%	10.40%	23.80%
PowerShares Dynamic Large Cap Value Portfolio (At NAV)	20.85%	17.82%	42.49%
PowerShares Dynamic Large Cap Value Portfolio (At Market)	20.85%	17.77%	42.35%
Dynamic Large Cap Value IntellidexSM Index	21.62%	18.63%	44.60%
Dow Jones US Large Cap Value Index	15.93%	11.04%	25.37%
Russell 1000® Value Index	18.15%	14.76%	34.60%
PowerShares Dynamic Mid Cap Growth Portfolio (At NAV)	12.91%	17.39%	41.35%
PowerShares Dynamic Mid Cap Growth Portfolio (At Market)	12.89%	17.31%	41.14%
Dynamic Mid Cap Growth IntellidexSM Index	13.55%	18.24%	43.58%
Dow Jones US Mid Cap Growth Index	10.89%	15.64%	36.85%
Russell Mid Cap Growth Index	11.13%	14.61%	34.23%

133

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dynamic Mid Cap Value Portfolio (At NAV)	19.14%	16.15%	38.16%
PowerShares Dynamic Mid Cap Value Portfolio (At Market)	19.17%	16.10%	38.02%
Dynamic Mid Cap Value IntellidexSM Index	20.04%	17.18%	40.83%
Dow Jones US Mid Cap Value Index	13.82%	12.73%	29.52%
Russell Mid Cap Value Index	19.66%	18.21%	43.51%
PowerShares Dynamic Small Cap Growth Portfolio (At NAV)	0.43%	10.08%	23.03%
PowerShares Dynamic Small Cap Growth Portfolio (At Market)	0.38%	9.99%	22.83%
Dynamic Small Cap Growth IntellidexSM Index	0.84%	10.55%	24.18%
Dow Jones US Small Cap Growth Index	7.48%	12.08%	27.91%
Russell 2000® Growth Index	4.53%	12.03%	27.80%
PowerShares Dynamic Small Cap Value Portfolio (At NAV)	10.64%	11.23%	25.83%
PowerShares Dynamic Small Cap Value Portfolio (At Market)	10.71%	11.16%	25.67%
Dynamic Small Cap Value IntellidexSM Index	11.49%	12.09%	27.95%
Dow Jones US Small Cap Value Index	10.02%	13.30%	30.93%
Russell 2000® Value Index	11.22%	14.48%	33.89%
PowerShares Dynamic Large Cap Portfolio (At NAV)	—	—	7.55%
PowerShares Dynamic Large Cap Portfolio (At Market)	—	—	7.53%
Dynamic Large Cap IntellidexSM Index	—	—	7.08%
S&P 100® Index	—	—	5.82%
Russell Top 200® Index	—	—	6.46%
PowerShares Dynamic Mid Cap Portfolio (At NAV)	—	—	11.04%
PowerShares Dynamic Mid Cap Portfolio (At Market)	—	—	11.15%
Dynamic Mid Cap IntellidexSM Index	—	—	10.78%
S&P Mid Cap 400® Index	—	—	8.47%
Russell Mid Cap Index	—	—	8.60%
PowerShares Dynamic Small Cap Portfolio (At NAV)	—	—	6.01%
PowerShares Dynamic Small Cap Portfolio (At Market)	—	—	6.03%
Dynamic Small Cap IntellidexSM Index	—	—	6.12%
S&P Small Cap 600® Index	—	—	5.96%
Russell 2000® Index	—	—	4.78%
PowerShares Dynamic Aggressive Growth Portfolio (At NAV)	—	—	6.11%
PowerShares Dynamic Aggressive Growth Portfolio (At Market)	—	—	6.11%
Dynamic Aggressive Growth IntellidexSM Index	—	—	6.39%
Russell 3000® Growth Index	—	—	5.32%

134

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
S&P 500® Pure Growth Index	—	—	5.44%
PowerShares Dynamic Deep Value Portfolio (At NAV)	—	—	5.59%
PowerShares Dynamic Deep Value Portfolio (At Market)	—	—	5.61%
Dynamic Deep Value IntellidexSM Index	—	—	5.82%
Russell 3000® Value Index	—	—	4.80%
S&P 500® Pure Value Index	—	—	6.76%
PowerShares Zacks Micro Cap Portfolio (At NAV)	4.99%	13.55%	24.10%
PowerShares Zacks Micro Cap Portfolio (At Market)	4.65%	13.23%	23.49%
Zacks Micro Cap Index	5.03%	13.54%	24.08%
Russell Micro Cap Index	5.15%	13.71%	24.40%
S&P 500® Index	15.24%	14.29%	25.48%
PowerShares Zacks Small Cap Portfolio (At NAV)	3.03%	—	8.51%
PowerShares Zacks Small Cap Portfolio (At Market)	2.94%	—	8.32%
Zacks Small Cap Index	2.77%	—	8.24%
Russell 2000® Index	7.83%	—	12.87%
S&P Small Cap Index	5.29%	—	11.62%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

135

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

136

Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal period. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza
Suite 100
Houston, Texas 77046-1173

Visit: www.powershares.com

Information about the Funds (including the Statement of Additional Information, Annual Report and Semi-Annual Report) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com
P-PS-PRO-5

PowerShares Exchange-Traded Fund Trust

  PowerShares Dividend AchieversTM Portfolio  –  PFM

  PowerShares High Yield Equity Dividend AchieversTM Portfolio  –  PEY

  PowerShares High Growth Rate Dividend AchieversTM Portfolio  –  PHJ

  PowerShares International Dividend AchieversTM Portfolio  –  PID

  PowerShares Buyback AchieversTM Portfolio  –  PKW

  PowerShares Financial Preferred Portfolio  –  PGF

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to six funds of the Trust, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX"). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Dividend AchieversTM Portfolio

15	PowerShares High Yield Equity Dividend AchieversTM Portfolio

23	PowerShares High Growth Rate Dividend AchieversTM Portfolio

33	PowerShares International Dividend AchieversTM Portfolio

43	PowerShares Buyback AchieversTM Portfolio

49	PowerShares Financial Preferred Portfolio

56	Additional Investment Strategies

56	Additional Risks

57	Portfolio Holdings

57	Management of the Funds

60	How to Buy and Sell Shares

62	Creations, Redemptions and Transaction Fees

65	Dividends, Distributions and Taxes

67	Distribution Plan

67	Net Asset Value

68	Fund Service Providers

68	Financial Highlights

75	Index Provider

75	Disclaimers

79	Premium/Discount Information

82	Total Return Information

85	Other Information

3

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the Funds.

The Funds' Shares are listed and traded on the AMEX at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

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PowerShares Dividend AchieversTM Portfolio

Ticker: PFM Intraday NAV Ticker: FKO	CUSIP: 73935X716 Underlying Index: Broad Dividend AchieversTM Index (Ticker: DAA)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Broad Dividend AchieversTM Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that have raised their annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the Broad Dividend AchieversTM Index. The Adviser will seek to match the performance of the Broad Dividend AchieversTM Index. The Broad Dividend AchieversTM Index is currently comprised of approximately 327 stocks selected principally on the basis of their consecutive years of dividend growth as identified by Mergent®, Inc. ("Mergent") pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. Since 1979, Mergent has tracked companies that have had a consistent record of dividend increases. To qualify as a stock included in the universe of "Dividend AchieversTM," an issuer must have raised its annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years. As of June 30, 2007, the Broad Dividend AchieversTM Index included companies with a market capitalization range of between approximately $242.2 million and $484.5 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Broad Dividend AchieversTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Broad Dividend AchieversTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Broad Dividend AchieversTM Index in proportion to their weightings in the Broad Dividend AchieversTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Broad Dividend AchieversTM Index

5

as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Broad Dividend AchieversTM Index, purchase securities not in the Broad Dividend AchieversTM Index which the Adviser believes are appropriate to substitute for certain securities in the Broad Dividend AchieversTM Index or utilize various combinations of other available investment techniques, in seeking to track the Broad Dividend AchieversTM Index. The Fund may sell stocks that are represented in the Broad Dividend AchieversTM Index in anticipation of their removal from the Broad Dividend AchieversTM Index, or purchase stocks not represented in the Broad Dividend AchieversTM Index in anticipation of their addition to the Broad Dividend AchieversTM Index.

Mergent Index Methodology

The Broad Dividend AchieversTM Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend AchieversTM." To become eligible for inclusion in the Broad Dividend AchieversTM Index, a company must be incorporated in the United States or one of its territories, trade on the New York Stock Exchange ("NYSE"), NASDAQ Securities Market Inc. ("NASDAQ") or AMEX, and must have raised its annual regular cash dividend payments for at least each of the last 10 consecutive fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the Broad Dividend AchieversTM Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAA."

Index Construction

The Dividend AchieversTM companies are identified as those companies that have been incorporated in the United States or one of its territories and trade on the NYSE, NASDAQ or AMEX, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years.

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The universe of companies is weighted according to modified market capitalization, using each company's most recent shares outstanding and the closing price at the company's last trading day in December. No single company may exceed 5% of the Broad Dividend AchieversTM Index as of either a reconstitution or rebalance date. Companies with market capitalizations that exceed 5% will have their index weight modified to equal 5% of the Broad Dividend AchieversTM Index. The excess amounts from companies whose initial market capitalizations exceeded 5% of the Broad Dividend AchieversTM Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 5% of the Broad Dividend AchieversTM Index. These modified weights will then become effective on the last trading day in January. In between the reconstitution and rebalance dates, the Broad Dividend AchieversTM Index weights of each company will float; thus it will be possible for a company to exceed 5% of the Broad Dividend AchieversTM Index during this period.

Index Rebalancing

The Broad Dividend AchieversTM Index is rebalanced on a quarterly basis using a modified market capitalization methodology. The modified market capitalizations are calculated using the company's most recent shares outstanding and the company's stock's closing price at the last day in March, June and September. These modified weights will then become effective on the company's stock's last trading days in April, July and October, respectively. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the Broad Dividend AchieversTM Index.

The Broad Dividend AchieversTM Index is also reconstituted on an annual basis to incorporate a group of stocks identified by Mergent as "Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

Index Maintenance

Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

7

Dividend Payments

For total return calculations for the Broad Dividend AchieversTM Index, dividend payments will be reinvested in the Broad Dividend AchieversTM Index on the ex-date of the underlying securities.

Mergers

In the event of a merger between two companies included in the Broad Dividend AchieversTM Index, the common shares of the surviving company will continue to be represented in the Broad Dividend AchieversTM Index. In the event of a merger between a company in the Broad Dividend AchieversTM Index and a company not in the Broad Dividend AchieversTM Index, the surviving company will only be included in the Broad Dividend AchieversTM Index if the Broad Dividend AchieversTM company is the surviving company.

Acquisitions

A company will be dropped from the Broad Dividend AchieversTM Index in the case of its acquisition. The Broad Dividend AchieversTM Index divisor will be adjusted to reflect the acquisition.

Delisting of Portfolio Securities

A company will be dropped from the Broad Dividend AchieversTM Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX.

Bankruptcy or Prolonged Trading Suspension

In the event of bankruptcy, a company will be removed from the Broad Dividend AchieversTM Index effective after the close on the date of the filing. In the event that trading in a company included in the Broad Dividend AchieversTM Index is suspended, the Broad Dividend AchieversTM Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the Broad Dividend AchieversTM Index as soon as applicable. For purposes of minimizing the impact to the Broad Dividend AchieversTM Index, the company to be deleted will be removed at the value at which it last traded. The Broad Dividend AchieversTM Index divisor will be adjusted to reflect the disposition.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

8

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Broad Dividend AchieversTM Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Broad Dividend AchieversTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Broad Dividend AchieversTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Broad Dividend AchieversTM Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Broad Dividend AchieversTM Index, as would be the case if it purchased all of the stocks in the Broad Dividend AchieversTM Index with the same weightings as the Broad Dividend AchieversTM Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Broad Dividend AchieversTM Index.

9

Dividend AchieversTM Universe Risk

At times, the segment of the equity markets represented by the Dividend AchieversTM universe (i.e., dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the Broad Dividend AchieversTM Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

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The Fund's year-to-date total return for the six months ended June 30, 2007 was 3.60%.

Best Quarter	Worst Quarter
6.73% (3rd Quarter 2006)	0.18% (2nd Quarter 2006)

* The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Dividend AchieversTM Portfolio (return before taxes)	15.73%	13.63%
PowerShares Dividend AchieversTM Portfolio (return after taxes on distributions)	14.94%	12.85%
PowerShares Dividend AchieversTM Portfolio (return after taxes on distributions and sale of Fund Shares)	10.19%	11.14%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.93%
Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)	16.29%	16.33%
Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	16.42%	14.32%

*  The Fund commenced operations on September 15, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and Dow Jones Industrial Average Index are unmanaged indices based on the average performance of approximately 500 and 30 common stocks, respectively.

11

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,600+
Maximum Creation/Redemption Transaction Fee(2)	$6,400+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.49%
Total Gross Annual Fund Operating Expenses	0.89%
Fee Waivers and Expense Assumption(6)	0.29%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to the

12

Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.50% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$71	$265	$474	$1,078

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three- five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,600 per transaction (assuming 327 stocks in each Creation Unit). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,600 for each redemption transaction (assuming 327 stocks in each Creation Unit).* APs who

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

13

hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $13,875, $42,880, $74,319 and $164,943 if the Creation Unit is redeemed after one, three, five and ten years respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

14

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Ticker: PEY Intraday NAV Ticker: HEY	CUSIP: 73935X302 Underlying Index: Dividend AchieversTM 50 Index (Ticker: DAY)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dividend AchieversTM 50 Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that have a consistent record of dividend increases. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the Dividend AchieversTM 50 Index. The Adviser will seek to match the performance of the Dividend AchieversTM 50 Index. The Dividend AchieversTM 50 Index is comprised of 50 stocks selected principally on the basis of dividend yield and consistent growth in dividends. The Index contains only stocks and no debt or fixed income securities. Since 1979, Mergent has tracked companies that have had a consistent record of dividend increases. To qualify as a stock included in the universe of "Dividend AchieversTM," an issuer must have raised its annual regular cash dividend, on a pre-tax basis, for at least each of the last ten consecutive fiscal years. As of June 30, 2007, the Dividend AchieversTM 50 Index included companies with a market capitalization range of between approximately $252.7 million and $246.0 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dividend AchieversTM 50 Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Dividend AchieversTM 50 Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Dividend AchieversTM 50 Index in proportion to their weightings in the Dividend AchieversTM 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Dividend AchieversTM 50 Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Dividend AchieversTM 50 Index, purchase securities not in the Dividend AchieversTM 50 Index which the Adviser believes are appropriate to substitute for certain securities in the Dividend AchieversTM 50 Index or utilize various combinations of other available investment

15

techniques, in seeking to track the Dividend AchieversTM 50 Index. The Fund may sell stocks that are represented in the Dividend AchieversTM 50 Index in anticipation of their removal from the Dividend AchieversTM 50 Index, or purchase stocks not represented in the Dividend AchieversTM 50 Index in anticipation of their addition to the Dividend AchieversTM 50 Index.

Index Methodology

The Dividend AchieversTM 50 Index is designed to track the performance of the 50 companies with the highest dividend yield, chosen from the universe of companies which meet the requirements to be classified as Dividend AchieversTM. A Dividend AchieversTM company must have, among other things, experienced growth in dividends consistently over the last 10 or more fiscal years. The symbol for the Dividend AchieversTM 50 Index is DAY.

Index Construction

  (1)  The Dividend AchieversTM are identified as companies incorporated in the United States, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and the company must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date.

  (2)  The universe of companies is ranked according to yield, using the annualized current dividend and the closing price at the reconstitution date, the last trading day in January.

  (3)  The highest 50 yielding companies are selected for inclusion in the Dividend AchieversTM 50 Index.

Index Rebalancing and Reconstitution

The Dividend AchieversTM 50 Index is rebalanced on a quarterly basis using a modified equal weighting methodology incorporating current dividend yield. Adjustments are effective after the close of the last trading day of January, April, July and October.

The Dividend AchieversTM 50 Index is reconstituted on an annual basis to incorporate the 50 highest yielding stocks among the Dividend AchieversTM.

Index Maintenance

Share adjustments to reflect a split, a reverse split or stock dividend will be made on the action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically.

For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

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Dividend Payments

Dividend payments will be reinvested in the Dividend AchieversTM 50 Index on the ex-date.

Mergers

In the event of a merger between two companies included in the Dividend AchieversTM 50 Index, the common shares of the surviving issuer will continue to be represented in the Index. In the event of a merger between a company in the Dividend AchieversTM 50 Index and a company not in the Dividend AchieversTM 50 Index, the common shares of the surviving issuer will continue to be represented in the Dividend AchieversTM 50 Index until further evaluation on the reconstitution date.

Acquisitions

A company will be dropped from the Index in the case of its acquisition. The next highest yielding company in the Dividend AchieversTM 50 Index not currently included in the Dividend AchieversTM 50 Index and as identified at reconstitution will replace the acquired company.

Bankruptcy or Prolonged Trading Suspension

In the event of a bankruptcy, a company will be removed from the Dividend AchieversTM 50 Index effective after the close on the date of the filing. In the event that trading in a company included in the Dividend AchieversTM 50 Index is suspended, the Index calculation agent in consultation with Mergent shall decide whether the company will be removed from the Index as soon as applicable. For purposes of minimizing the impact to the Dividend AchieversTM 50 Index, the company to be deleted will be removed at the value at which it last traded. The next highest yielding company in the Dividend AchieversTM 50 Index not currently included in the Dividend AchieversTM 50 Index and as identified at reconstitution will replace the company.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Dividend AchieversTM 50 Index.

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Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Dividend AchieversTM 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dividend AchieversTM 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Dividend AchieversTM 50 Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Dividend AchieversTM 50 Index, as would be the case if it purchased all of the stocks in the Dividend AchieversTM 50 Index with the same weightings as the Dividend AchieversTM 50 Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dividend AchieversTM 50 Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Dividend AchieversTM Universe Risk

At times, the segment of the equity markets represented by the Dividend AchieversTM universe (i.e., high yielding dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the Dividend AchieversTM 50 Index may be comprised of issuers in a single industry

18

or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was (4.43)%.

Best Quarter	Worst Quarter
7.38% (4th Quarter 2006)	(4.02)% (1st Quarter 2005)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

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Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares High Yield Equity Dividend AchieversTM Portfolio (return before taxes)	13.84%	8.87%
PowerShares High Yield Equity Dividend AchieversTM Portfolio (return after taxes on distributions)	12.42%	7.58%
PowerShares High Yield Equity Dividend AchieversTM Portfolio (return after taxes on distributions and sale of Fund Shares)	8.92%	6.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	10.96%
S&P Citigroup Large Cap Value Index (reflects no deduction for fees, expenses or taxes)	21.77%	14.29%
Mergent Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)	13.09%	8.28%

*  The Fund commenced operations on December 9, 2004.

Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and S&P Citigroup Large Cap Value Index are unmanaged indexes used as a measurement of change in stock market conditions based on the average performance of approximately 500 and 350 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate; and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, without which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

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What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.19%
Total Gross Annual Fund Operating Expenses	0.59%
Expenses Reimbursed to the Adviser (6)	0.01%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.50% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.50% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into

21

account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$61	$190	$330	$739

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units.

Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of first creation was approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,147, $29,450, $50,494 and $111,780 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares High Growth Rate Dividend AchieversTM Portfolio

Ticker: PHJ Intraday NAV Ticker: FKM	CUSIP: 73935X724 Underlying Index: High Growth Rate Dividend AchieversTM Index (Ticker: DAH)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the High Growth Rate Dividend AchieversTM Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last 10 or more fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the High Growth Rate Dividend AchieversTM Index. The Adviser will seek to match the performance of the High Growth Rate Dividend AchieversTM Index. The High Growth Rate Dividend AchieversTM Index is comprised of 100 stocks selected by Mergent from the U.S. Dividend AchieversTM universe principally on the basis of their 10-year compound annual dividend growth rate as identified by Mergent pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. As of June 30, 2007, the High Growth Rate Dividend AchieversTM Index included companies with a market capitalization range of between approximately $252.7 million and $234.8 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the High Growth Rate Dividend AchieversTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the High Growth Rate Dividend AchieversTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the High Growth Rate Dividend AchieversTM Index in proportion to their weightings in the High Growth Rate Dividend AchieversTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the High Growth Rate Dividend AchieversTM Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the High Growth Rate Dividend AchieversTM Index, purchase securities not in the High Growth Rate Dividend AchieversTM Index which the Adviser believes are appropriate to substitute for certain securities in the High Growth Rate Dividend AchieversTM Index or utilize

23

various combinations of other available investment techniques, in seeking to track the High Growth Rate Dividend AchieversTM Index. The Fund may sell stocks that are represented in the High Growth Rate Dividend AchieversTM Index in anticipation of their removal from the High Growth Rate Dividend AchieversTM Index, or purchase stocks not represented in the High Growth Rate Dividend AchieversTM Index in anticipation of their addition to the High Growth Rate Dividend AchieversTM Index.

Mergent Index Methodology

The High Growth Rate Dividend AchieversTM Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last 10 years that meet the requirements to be classified as "High Growth Rate Dividend AchieversTM." To become eligible for inclusion in the High Growth Rate Dividend AchieversTM Index, a company must be incorporated in the United States or one of its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last 10 or more fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off calendar fiscal year as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the High Growth Rate Dividend AchieversTM Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAH."

Index Construction

The Dividend AchieversTM companies are identified as those companies that have been incorporated in the United States or one of its territories and trade on the NYSE, NASDAQ or AMEX, with aggregate annual regular dividend payments that have increased consistently over the course of the last 10 or more fiscal years.

The universe of companies is initially ranked according to the 10-year compound annual growth rate of their dividends using the Indicated Annual Dividend at the company's last trading day in December and the company's last trading day in December ten years prior to the reconstitution date. The Indicated Annual Dividend is the projected annual dividend as based upon the last quarter's dividend payment. The 100 highest ranking companies are selected for inclusion in the High Growth Rate Dividend AchieversTM Index. No single company may exceed 4% of the High Growth Rate Dividend AchieversTM Index as of either a

24

reconstitution or rebalance date. Companies with market capitalizations that exceed 4% will have their High Growth Rate Dividend AchieversTM Index weight modified to equal 4% of the High Growth Rate Dividend AchieversTM Index. The excess amounts from companies whose initial market capitalizations exceeded 4% of the High Growth Rate Dividend AchieversTM Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 4% of the High Growth Rate Dividend AchieversTM Index. These modified weights will then become effective on the last trading day in January. In between the reconstitution and rebalance dates, the High Growth Rate Dividend AchieversTM Index weights of each company will float; thus it will be possible for a company to exceed 4% of the High Growth Rate Dividend AchieversTM Index during this period.

Index Rebalancing

The High Growth Rate Dividend AchieversTM Index is rebalanced on a quarterly basis using a modified market capitalization methodology. The modified market capitalizations are calculated using the company's most recent shares outstanding and the company's stock's closing price at the last day in March, June and September. These modified weights will then become effective on the company's stock's last trading days in April, July and October, respectively. The composition of the Fund's portfolio will therefore change to the extent necessary to replicate the High Growth Rate Dividend AchieversTM Index.

The High Growth Rate Dividend AchieversTM Index is also reconstituted on an annual basis to incorporate the stocks with the highest 10-year compound annual growth rate, among a group of stocks identified by Mergent as "Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

Index Maintenance

Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

25

Dividend Payments

For total return calculations for the High Growth Rate Dividend AchieversTM Index, dividend payments will be reinvested in the High Growth Rate Dividend AchieversTM Index on the ex-date of the underlying securities.

Mergers

In the event of a merger between two companies included in the High Growth Rate Dividend AchieversTM Index, the common shares of the surviving company will continue to be represented in the High Growth Rate Dividend AchieversTM Index. In the event of a merger between a company in the High Growth Rate Dividend AchieversTM Index and a company not in the High Growth Rate Dividend AchieversTM Index, the surviving company will only be included in the High Growth Rate Dividend AchieversTM Index if the High Growth Rate Dividend AchieversTM company is the surviving company. If a company is removed from the Index, the company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend AchieversTM Index and as identified at reconstitution will replace the merged company. In order to reduce trading costs on the High Growth Rate Dividend AchieversTM Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

Acquisitions

A company will be dropped from the High Growth Rate Dividend AchieversTM Index in the case of its acquisition. The company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend AchieversTM Index and as identified at reconstitution will replace the acquired company. In order to reduce trading costs on the High Growth Rate Dividend AchieversTM Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

Delisting of Portfolio Securities

A company will be dropped from the High Growth Rate Dividend AchieversTM Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX, and will be replaced by the company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend AchieversTM Index.

Bankruptcy or Prolonged Trading Suspension

In the event of bankruptcy, a company will be removed from the High Growth Rate Dividend AchieversTM Index effective after the close on the date of the filing.

26

In the event that trading in a company included in the High Growth Rate Dividend AchieversTM Index is suspended, the High Growth Rate Dividend AchieversTM Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the High Growth Rate Dividend AchieversTM Index as soon as applicable. For purposes of minimizing the impact to the High Growth Rate Dividend AchieversTM Index, the company to be deleted will be removed at the value at which it last traded. The company with the next highest 10-year compound annual dividend growth rate not currently included in the High Growth Rate Dividend AchieversTM Index and as identified at reconstitution will replace the company. In order to reduce trading costs on the High Growth Rate Dividend AchieversTM Index, the new company will replace the acquired company in an equal dollar amount until the next rebalance or reconstitution date.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the High Growth Rate Dividend AchieversTM Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the High Growth Rate Dividend AchieversTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the High Growth Rate Dividend AchieversTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the High Growth Rate Dividend AchieversTM Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the

27

Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the High Growth Rate Dividend AchieversTM Index, as would be the case if it purchased all of the stocks in the High Growth Rate Dividend AchieversTM Index with the same weightings as the High Growth Rate Dividend AchieversTM Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the High Growth Rate Dividend AchieversTM Index.

Dividend AchieversTM Universe Risk

At times, the segment of the equity markets represented by the Dividend AchieversTM universe (i.e., dividend paying stocks) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the High Growth Rate Dividend AchieversTM Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

28

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 1.00%.

Best Quarter	Worst Quarter
4.85% (3rd Quarter 2006)	(1.01)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

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Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares High Growth Rate Dividend AchieversTM Portfolio (return before taxes)	12.31%	12.50%
PowerShares High Growth Rate Dividend AchieversTM Portfolio (return after taxes on distributions)	11.63%	11.80%
PowerShares High Growth Rate Dividend AchieversTM Portfolio (return after taxes on distributions and sale of Fund Shares)	7.99%	10.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.93%
Dow Jones Industrials Index (reflects no deduction for fees, expenses or taxes)	16.29%	16.33%
High Growth Rate Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	13.34%	13.50%

*  The Fund commenced operations on September 15, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and Dow Jones Industrial Average Index are unmanaged indices based on the average performance of approximately 500 and 30 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

30

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.59%
Total Gross Annual Fund Operating Expenses	0.99%
Fee Waivers and Expense Assumption(6)	0.39%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.50% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$75	$289	$522	$1,189

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three- five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $12,184, $44,406, $79,265 and $179,403 if the Creation Unit is redeemed after one, three, five and ten years respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

32

PowerShares International Dividend AchieversTM Portfolio

Ticker: PID Intraday NAV Ticker: FKJ	CUSIP: 73935X716 Underlying Index: International Dividend AchieversTM Index (Ticker: DAT)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the International Dividend AchieversTM Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in American Depositary Receipts ("ADRs") and non-U.S. common or ordinary stocks traded on the NYSE, NASDAQ or AMEX of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. The Fund will normally invest at least 90% of its total assets in dividend paying common stocks that comprise the International Dividend AchieversTM Index. The Adviser will seek to match the performance of the International Dividend AchieversTM Index. The International Dividend AchieversTM Index is currently comprised of approximately 77 stocks selected principally on the basis of their consecutive years of dividend growth as identified by Mergent pursuant to a proprietary selection methodology. In tracking the Index, it is anticipated that a small portion of the stocks will include small and medium capitalization stocks. As of June 30, 2007, the International Dividend AchieversTM Index included companies with a market capitalization range of between approximately $412.7 million and $227.3 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the International Dividend AchieversTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the International Dividend AchieversTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the International Dividend AchieversTM Index in proportion to their weightings in the International Dividend AchieversTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the International Dividend AchieversTM Index as a whole. There may also be instances in which the Adviser may choose to overweight

33

another stock in the International Dividend AchieversTM Index, purchase securities not in the International Dividend AchieversTM Index which the Adviser believes are appropriate to substitute for certain securities in the International Dividend AchieversTM Index or utilize various combinations of other available investment techniques, in seeking to track the International Dividend AchieversTM Index. The Fund may sell stocks that are represented in the International Dividend AchieversTM Index in anticipation of their removal from the International Dividend AchieversTM Index, or purchase stocks not represented in the International Dividend AchieversTM Index in anticipation of their addition to the International Dividend AchieversTM Index.

Mergent Index Methodology

The International Dividend AchieversTM Index is designed to track the performance of dividend paying ADRs and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend AchieversTM Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

Mergent uses the last available dividend payable date for the previous calendar or fiscal year to calculate the total annual regular dividend payment. Mergent reserves the authority to include companies with an off calendar year payment schedule or an off fiscal year payment as long as the payable date falls within the first 10 days of the fiscal or calendar year.

Similar to other index values published by the AMEX, the value of the International Dividend AchieversTM Index is published every 15 seconds through the Consolidated Tape Association's Network B. The Index is published under the ticker symbol "DAT."

Index Construction

The International Dividend AchieversTM companies are those that have been incorporated outside the United States, trade on the NYSE, NASDAQ or AMEX and have increased their annual regular dividend payments for the past five or more calendar or fiscal years. Depending on the industry, the company's asset value must be equal to or greater than $2 billion and must have a minimum of 200 shareholders on the ex-date closest to the reconstitution date.

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The universe of companies in the International Dividend AchieversTM Index is weighted according to yield using the trailing 12 months of regular dividend payments after the company's last trading day in December, except that in the case of Canadian companies, yield is calculated based on the Indicated Annual Dividend as of the last trading day in December. These modified weights will then become effective on the last trading day in January.

Index Rebalancing

The International Dividend AchieversTM Index is rebalanced on a quarterly basis using a dividend yield weighted methodology incorporating a dividend yield based on trailing 12 months of regular dividend payments on the last date in March, June and September, except that in the case of Canadian companies, yield is calculated based on the forward looking Indicated Annual Dividend as of the last trading day in March, June and September. These modified weights will then become effective on the company's last trading days in April, July and October, respectively.

The International Dividend AchieversTM Index is also reconstituted on an annual basis to incorporate a group of stocks identified by Mergent as "International Dividend AchieversTM" pursuant to a proprietary dividend growth methodology. Reconstitution is effective after the close of the last trading day in January.

Index Maintenance

Share adjustments to reflect a split, a reverse split or a stock dividend will be made on each action's effective date. Such changes do not require an adjustment to the divisor and are processed automatically. For changes in a company's shares outstanding due to a merger, acquisition or spin-off, an adjustment to the stock's Index shares will be made effective after the close on the effective date of the corporate action.

Dividend Payments

For total return calculations for the International Dividend AchieversTM Index, dividend payments will be reinvested in the International Dividend AchieversTM Index on the ex-date of the underlying securities.

Suspension of Dividend Payments

In the event a company formally announces a suspension of dividend payments or if there have been no regular dividends paid over the trailing 12 months, the company will be removed from the International Dividend AchieversTM Index.

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The International Dividend AchieversTM Index divisor will be adjusted to reflect the removal of the company from the International Dividend AchieversTM Index.

Mergers

In the event of a merger between two companies included in the International Dividend AchieversTM Index, the common shares of the surviving company will continue to be represented in the International Dividend AchieversTM Index. In the event of a merger between a company in the International Dividend AchieversTM Index and a company not in the International Dividend AchieversTM Index, the surviving company will only be included in the International Dividend AchieversTM Index if the International Dividend AchieversTM company is the surviving company.

Acquisitions

A company will be dropped from the International Dividend AchieversTM Index in the case of its acquisition. The International Dividend AchieversTM Index divisor will be adjusted to reflect the acquisition.

Delisting of Portfolio Securities

A company will be dropped from the International Dividend AchieversTM Index in the event the company ceases to be listed on the NYSE, NASDAQ or AMEX.

Bankruptcy or Prolonged Trading Suspension

In the event of bankruptcy, a company will be removed from the International Dividend AchieversTM Index effective after the close on the date of the filing. In the event that trading in a company included in the International Dividend AchieversTM Index is suspended, the International Dividend AchieversTM Index calculation agent, in consultation with Mergent, shall decide whether the company will be removed from the International Dividend AchieversTM Index as soon as applicable. For purposes of minimizing the impact to the International Dividend AchieversTM Index, the company to be deleted will be removed at the value at which it last traded. The International Dividend AchieversTM Index divisor will be adjusted to reflect the disposition.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

36

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the International Dividend AchieversTM Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the International Dividend AchieversTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the International Dividend AchieversTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the International Dividend AchieversTM Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the International Dividend AchieversTM Index, as would be the case if it purchased all of the stocks in the International Dividend AchieversTM Index with the same weightings as the International Dividend AchieversTM Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the International Dividend AchieversTM Index.

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International Dividend AchieversTM Universe Risk

At times, the segment of the equity markets represented by the International Dividend AchieversTM universe (i.e., dividend paying stocks of non-U.S. companies) may be out of favor and underperform other segments (e.g., growth stocks). A significant percentage of the International Dividend AchieversTM Index may be comprised of issuers in a single industry or sector of the economy. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Foreign Securities Risk

The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

In addition, securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may occasion delays in settlement of the Fund's trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

38

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 11.40%.

Best Quarter	Worst Quarter
10.84% (4th Quarter 2006)	0.98% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

39

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares International Dividend AchieversTM Portfolio (return before taxes)	26.43%	22.95%
PowerShares International Dividend AchieversTM Portfolio (return after taxes on distributions)	25.04%	21.74%
PowerShares International Dividend AchieversTM Portfolio (return after taxes on distributions and sale of Fund Shares)	17.08%	18.82%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.93%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	26.86%	25.54%
International Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	25.99%	22.65%

*  The Fund commenced operations on September 15, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE Index and the S&P 500® Index are unmanaged indices based on the average performance of 1,000 widely held stocks traded on exchanges outside the United States and 500 common stocks on U.S. exchanges, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

40

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses (1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.23%
Total Gross Annual Fund Operating Expenses	0.63%
Fee Waivers and Expense Assumption(6)	0.03%
Total Net Annual Fund Operating Expenses	0.60%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.50% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.50% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

41

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$62	$200	$349	$784

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three- five- and ten- year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $10,351, $30,952, $53,393 and $118,661 if the Creation Unit is redeemed after one, three, five and ten years respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

42

PowerShares Buyback AchieversTM Portfolio

Ticker: PKW Intraday NAV Ticker: PKW.IV	CUSIP: 73935X286 Underlying Index: Share Buyback AchieversTM Index (Ticker: DRB)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Share BuyBack AchieversTM Index (the "BuyBack AchieversTM Index" or "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the BuyBack AchieversTM Index. The BuyBack AchieversTM Index is currently comprised of stocks of approximately 254 companies selected by Mergent®, Inc. ("Mergent" or the "Index Provider") pursuant to a proprietary selection methodology. As of June 30, 2007, the BuyBack AchieversTM Index included companies with a market capitalization range of between $9.5 million and $484.5 billion. To qualify as a stock included in the universe of "BuyBack AchieversTM," an issuer must have repurchased at least 5% of its outstanding shares for the trailing 12 months. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the BuyBack AchieversTM Index. The Fund's investment objective and 90% investment policy noted in the prior sentence are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The BuyBack AchieversTM Index is rebalanced on the last trading date of April, July and October based on the constituents' modified market capitalizations as of the last trading day in March, June and September, respectively. The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Buyback AchieversTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the BuyBack AchieversTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the BuyBack AchieversTM Index in proportion to their weightings in the BuyBack AchieversTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the BuyBack AchieversTM Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the BuyBack AchieversTM Index, purchase securities not in the BuyBack AchieversTM Index which the Adviser believes are appropriate to substitute for certain securities in the BuyBack AchieversTM Index or utilize various combinations of other available investment techniques, in seeking to track the BuyBack AchieversTM Index. The Fund may sell stocks that are represented in the BuyBack AchieversTM Index in anticipation

43

of their removal from the BuyBack AchieversTM Index or purchase stocks not represented in the BuyBack AchieversTM Index in anticipation of their addition to the BuyBack AchieversTM Index.

Mergent Index Methodology

The BuyBack AchieversTM Index is designed to track the performance of companies that meet the requirements to be classified as "BuyBack AchieversTM." To become eligible for inclusion in the BuyBack AchieversTM Index, a company must be incorporated in the United States or a U.S. territory, trade on the NYSE, the AMEX or the NASDAQ, and must have repurchased at least 5% of its outstanding shares for the trailing 12 months.

Index Construction

The universe of companies is weighted according to a modified market capitalization, using each company's eligible shares outstanding and the closing price at the company's last trading day in December. No single company may exceed 5% of the BuyBack AchieversTM Index as of either a reconstitution or rebalance date. Companies with market capitalizations that exceed 5% will have their index weight modified to equal 5% of the BuyBack AchieversTM Index. The excess amounts from companies whose initial market capitalizations exceeded 5% of the BuyBack AchieversTM Index will be redistributed among the remaining companies in proportion to their initial weights until no company exceeds 5% of the BuyBack AchieversTM Index. These modified weights will then become effective on the last trading day in January. In between the reconstitutions and rebalance dates, the BuyBack AchieversTM Index weights of each company will float; thus it will be possible for a company to exceed 5% of the BuyBack AchieversTM Index during these periods.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" later in this Prospectus for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the BuyBack AchieversTM Index.

44

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the BuyBack AchieversTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the BuyBack AchieversTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the BuyBack AchieversTM Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the BuyBack AchieversTM Index, as would be the case if it purchased all of the stocks in the BuyBack AchieversTM Index with the same weightings as the BuyBack AchieversTM Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the BuyBack AchieversTM Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in larger, more established

45

companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 20, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$1,000+
Maximum Creation/Redemption Transaction Fee(2)	$4,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.73%
Total Gross Annual Fund Operating Expenses	1.23%
Fee Waivers and Expense Assumption(6)	0.50%
Total Net Annual Fund Operating Expenses	0.73%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

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(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$92	$357

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples

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thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $1,000 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $1,000 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $24,877 if the Creation Unit is redeemed after one year, and $91,337 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Financial Preferred Portfolio

Ticker: PGF Intraday NAV Ticker: PGF.IV	CUSIP: 73935X229 Underlying Index: Wachovia Hybrid & Preferred Securities Financial Index (Ticker: WHPSF)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an index called the Wachovia Hybrid & Preferred Securities Financial Index (the "WHPSSM Financial Index" or the "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the WHPSSM Financial Index. The WHPSSM Financial Index is a market capitalization weighted index designed to track the performance of preferred securities issued in the U.S. market by financial institutions. The WHPSSM Financial Index is currently comprised of preferred securities of approximately 34 financial institutions that have received an industrial sector classification of "financial" from the Bloomberg Professional Service®. Securities in the WHPSSM Financial Index will be selected by Wachovia Capital Markets, LLC (together with Wachovia Corporation, the "Index Provider") pursuant to a proprietary selection methodology. As of June 30, 2007, the WHPSSM Financial Index included companies with a market capitalization range of between approximately $218.5 million and $1.5 billion. The Fund will normally invest at least 80% of its total assets in preferred securities of financial institutions. The Fund will normally invest at least 90% of its total assets in preferred securities that comprise the WHPSSM Financial Index. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. Preferred securities have a payment priority over common stock in the payment of specified dividends and in the event of an issuer's liquidation. Dividends are paid on a fixed rate percentage of the fixed par value at which the preferred stock is issued, and preferred stocks generally have a liquidation value that equals the original purchase price of the stock at the time of issuance.

The WHPSSM Financial Index is adjusted monthly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the WHPSSM Financial Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the WHPSSM Financial Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the WHPSSM Financial Index in proportion to their weightings in the WHPSSM Financial Index. However, under various circumstances, it may not be possible or practicable to

49

purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the WHPSSM Financial Index. There may also be instances in which the Adviser may choose to overweight another stock in the WHPSSM Financial Index, purchase securities not in the WHPSSM Financial Index which the Adviser believes are appropriate to substitute for certain securities in the WHPSSM Financial Index or utilize various combinations of other available investment techniques, in seeking to track the WHPSSM Financial Index. The Fund may sell stocks that are represented in the WHPSSM Financial Index in anticipation of their removal from the WHPSSM Financial Index or purchase stocks not represented in the WHPSSM Financial Index in anticipation of their addition to the WHPSSM Financial Index.

Index Methodology

The WHPSSM Financial Index attempts to portray a cross-section of the universe of preferred securities issued by financial institutions and tracks the performance of preferred stocks issued exclusively by financial institutions and listed on the NYSE or AMEX, which meet certain criteria.

Index Construction

(1) Eligible securities that will be included in the WHPSSM Financial Index must meet the following criteria:

– Preferred stock or securities functionally equivalent to preferred stock that are issued exclusively by financial institutions.

– An industrial sector classification of "financial" from the Bloomberg Professional Service®.

– Rated at least "Baa3" by Moody's Investors Service, Inc. or "BBB-" by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

– U.S. dollar-denominated and publicly issued in the U.S. domestic market.

– Par amount of $25.

– Perpetual with no stated or legal maturity.

– Maintain a minimum par value of $250 million outstanding.

– Fixed dividends/coupons that are "qualified dividend income" eligible.

– Liquidity requirements.

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(2) The WHPSSM Financial Index does not include trust preferred securities, convertible preferred shares, securities subject to sinking fund provisions, shares in closed-end funds, municipal securities, sovereign securities or repackaged securities linked to a security, a basket of securities or an index.

(3) The WHPSSM Financial Index is calculated using a market capitalization weighting methodology applied in conjunction with the monthly adjustments. The weight of any component stock may not account for more than 20% of the total value of the Index. Component stocks greater than 20% of the Index are reduced to individually represent 20% of the value of the Index. The aggregate amount by which all components over 20% is reduced is redistributed proportionately across the remaining components that represent less than 20% of the Index value. After this redistribution, if any other component exceeds 20%, the component is set to 20% of the Index value and the redistribution is repeated.

(4) The WHPSSM Financial Index is subject to monthly rebalancing adjustments. All outstanding preferred stocks are tested for suitability based on eligibility criteria. Stocks that are deemed qualified are added to the Index as constituents whereas those that are deemed inappropriate are excluded from the reconstitution of the Index. Rebalancing can occur following specific events such as redemption, tenders, greenshoes and overallotments, reopenings, stock splits and suspension from trading on an exchange. These events will require a daily adjustment or directly influence the next monthly adjustments.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the WHPSSM Financial Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

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Non-Correlation Risk

The Fund's return may not match the return of the WHPSSM Financial Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the WHPSSM Financial Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the WHPSSM Financial Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements that apply to the Fund but not to the Underlying Index).

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the WHPSSM Financial Index as would be the case if it purchased all of the stocks in the Index with the same weightings as the WHPSSM Financial Index.

Preferred Securities Risk

There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities may also be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Financial Institutions Risk

Investments in financial institutions may be subject to certain risks, including, but not limited to, the risk of regulatory actions, changes in interest rates and concentration of loan portfolios in an industry or sector. Financial institutions are highly regulated and may suffer setbacks should regulatory rules under which they operate change. Likewise, there is a high level of competition among financial institutions which could adversely affect the viability of an institution.

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Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the WHPSSM Financial Index.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 1, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.50%
Total Gross Annual Fund Operating Expenses	1.00%
Fee Waivers and Expense Assumption(6)	0.28%
Total Net Annual Fund Operating Expenses	0.72%

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(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*   See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$83	$300

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

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Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $21,759 if the Creation Unit is redeemed after one year, and $75,957 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules.

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There can be no assurance that the requirements of the AMEX necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the Trust, also known as PowerShares XTF, and PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

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On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Jason Stoneberg, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

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Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 2006. Prior to joining the Adviser, Mr. Reitmann worked as Assistant Vice President of ETF Services for The Bank of New York Mellon from July 1996 to September 2006.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an Analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.40% of the Fund's average daily net assets except with respect to PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, which will pay a management fee of 0.50% of each Fund's average daily net assets. Pursuant to the Investment Advisory Agreement with respect to each Fund included in this Prospectus, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.50% (0.60% with respect to PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio) of average daily net assets per year. The offering costs excluded from the 0.50% expense cap (or the 0.60% expense cap with respect to PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio) are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain

59

the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2007 (except for PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, which will be available in the Funds' Semi-Annual Report to Shareholders for the period ended October 31, 2007).

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, paying for a portion of its sub-licensing fees related to the Underlying Indexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following AMEX symbols:

Fund	AMEX Trading Symbol
PowerShares Dividend AchieversTM Portfolio	PFM

PowerShares High Yield Equity Dividend AchieversTM Portfolio	PEY

PowerShares High Growth Rate Dividend AchieversTM Portfolio	PHJ

PowerShares International Dividend AchieversTM Portfolio	PID

PowerShares Buyback AchieversTM Portfolio	PKW

PowerShares Financial Preferred Portfolio	PGF

Share prices are reported in dollars and cents per Share.

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Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be

61

purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

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Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 ($1,600 with respect to the PowerShares Dividend AchieversTM Portfolio and $1,000 with respect to PowerShares Buyback AchieversTM Portfolio) (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

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Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of the Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m. New York time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 ($1,600 with respect to the PowerShares Dividend AchieversTM Portfolio and $1,000 with respect to the PowerShares Buyback AchieversTM Portfolio) (the "Redemption Transaction

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Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly, except with respect to the PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio for which dividends from any net investment income are declared and paid monthly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly, except with respect to the PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio for which dividends from net investment income, if any, are declared and paid monthly. In

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general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may

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assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of a Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares

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outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares Dividend AchieversTM Portfolio

FINANCIAL HIGHLIGHTS

	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.63	$14.84
Net investment income**	0.32	0.17
Net realized and unrealized gain on investments	1.85	0.78
TOTAL FROM OPERATIONS	2.17	0.95
Undistributed net investment income included in price of units issued and redeemed**	0.03	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.31)	(0.16)
NET ASSET VALUE AT END OF PERIOD	$17.52	$15.63
TOTAL RETURN***	14.26%	6.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$70,079	$23,449
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.60%	0.67	%†
Expenses, prior to waivers	0.92%	1.02	%†
Net investment income, net of waivers	1.94%	1.81	%†
Portfolio turnover rate††	9%	8%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

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PowerShares High Yield Equity Dividend AchieversTM Portfolio

FINANCIAL HIGHLIGHTS

	For the year ended April 30, 2007		For the year ended April 30, 2006	For the period December 9, 2004* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$15.07		$14.41	$14.79
Net investment income**	0.54		0.53	0.18
Net realized and unrealized gain (loss) on investments	0.84		0.59	(0.39)
TOTAL FROM OPERATIONS	1.38		1.12	(0.21)
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	0.02	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.60)		(0.48)	(0.17)
Tax return of capital	(0.03)		—	—
Total distributions	(0.63)		(0.48)	(0.17)
NET ASSET VALUE AT END OF PERIOD	$15.82		$15.07	$14.41
TOTAL RETURN***	9.28%		7.92%	(1.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$439,820		$459,690	$314,245
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers and reimbursements	0.60%		0.61%	0.60%†
Expenses, prior to waivers and reimbursements	0.60	%†††	0.65%	0.66%†
Net investment income, net of waivers and reimbursements	3.47%		3.49%	3.57%†
Portfolio turnover rate††	20%		9%	21%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

(a)  Amount represents less than $0.01.

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PowerShares High Growth Rate Dividend AchieversTM Portfolio

FINANCIAL HIGHLIGHTS

	For the year ended April 30, 2007	For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.02	$14.78
Net investment income**	0.30	0.15
Net realized and unrealized gain on investments	0.82	1.24
TOTAL FROM OPERATIONS	1.12	1.39
Undistributed net investment income included in price of units issued and redeemed**	0.01	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.30)	(0.15)
NET ASSET VALUE AT END OF PERIOD	$16.85	$16.02
TOTAL RETURN***	7.11%	9.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$42,128	$27,227
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.61%	0.66	%†
Expenses, prior to waivers	1.04%	1.00	%†
Net investment income, net of waivers	1.86%	1.59	%†
Portfolio turnover rate††	12%	20%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.01.

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PowerShares International Dividend AchieversTM Portfolio

FINANCIAL HIGHLIGHTS

	For the year ended April 30, 2007		For the period September 15, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.92		$14.96
Net investment income**	0.53		0.28
Net realized and unrealized gain on investments	3.09		1.84
TOTAL FROM OPERATIONS	3.62		2.12
Undistributed net investment income included in price of units issued and redeemed**	0.11		0.04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.53)		(0.20)
NET ASSET VALUE AT END OF PERIOD	$20.12		$16.92
TOTAL RETURN***	22.56%		14.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000 's omitted)	$553,200		$170,843
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.60%		0.62	%†
Expenses, prior to waivers	0.62	%†††	0.69	%†
Net investment income, net of waivers	2.98%		3.06	%†
Portfolio turnover rate††	22%		8%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, exclude amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

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PowerShares Buyback AchieversTM Portfolio

FINANCIAL HIGHLIGHTS

	For the period December 20, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.98
Net investment income**	0.01
Net realized and unrealized gain on investments	1.01
TOTAL FROM OPERATIONS	1.02
Undistributed net investment income included in price of units issued and redeemed**	0.01
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)
NET ASSET VALUE AT END OF PERIOD	$25.99
TOTAL RETURN***	4.13%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$62,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.73	%†
Expenses, prior to waivers	1.04	%†
Net investment income, net of waivers	0.15	%†
Portfolio turnover rate††	38%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Financial Preferred Portfolio

FINANCIAL HIGHLIGHTS

For the period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.12
Net investment income**	0.41
Net realized and unrealized loss on investments	(0.19)
TOTAL FROM OPERATIONS	0.22
Undistributed net investment income included in price of units issued and redeemed**	0.07
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.63)
NET ASSET VALUE AT END OF PERIOD	$24.78
TOTAL RETURN***	1.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$99,118
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.72%†
Expenses, prior to waivers	0.89%†
Net investment income, net of waivers	4.63%†
Portfolio turnover rate††	0%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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Index Provider

Mergent is the Index Provider for the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio and PowerShares Buyback AchieversTM Portfolio. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with the Index Provider to use the Underlying Indexes. The Funds are entitled to use their respective Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Wachovia is the Index Provider for the PowerShares Financial Preferred Portfolio. WHPSSM Financial Index is a service mark of Wachovia Corporation and has been licensed for use by the Adviser. The Fund is not sponsored, endorsed, sold or promoted by Wachovia Corporation, Wachovia Capital Markets, LLC or their affiliates ("Wachovia") and Wachovia makes no representation regarding the advisability of investing in the Fund.

The AMEX serves as the calculation agent for the WHPSSM Financial Index. The AMEX develops, calculates, and maintains its own proprietary indices and serves as the calculation agent for third-party indices. AMEX publishes index values to market data vendors through the facilities of the Consolidated Tape Association's Network B. The more than 200 index values currently calculated by the AMEX are used as benchmarks, or to support the trading of exchange traded funds, index options and other structured products listed on the AMEX. Index changes (additions, deletions, share changes, price adjustments, rebalances, etc.) are announced by the AMEX as early as practicable prior to the effectiveness of the change or scheduled event - these announcements are currently available on the Index Daily List on http://www.amextrader.com.

Disclaimers

The Broad Dividend AchieversTM Index, Dividend AchieversTM 50 Index, High Growth Rate Dividend AchieversTM Index, International Dividend AchieversTM Index and Share BuyBack AchieversTM Index are trademarks of Mergent® and have been licensed for use for certain purposes by the Adviser. WHPSSM Financial Index is a service mark of Wachovia Corporation and has been licensed for use

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by the Adviser. Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index

PowerShares High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index

PowerShares High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index

PowerShares International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index

PowerShares Buyback Achievers Portfolio	Share BuyBack AchieversTM Index

PowerShares Financial Preferred Portfolio	WHPSSM Financial Index

The PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM and PowerShares Buyback AchieversTM Portfolio are not sponsored, endorsed, sold or promoted by Mergent® and Mergent® makes no representation regarding the advisability of investing in Shares of these Funds.

Mergent®'s only relationship to the Adviser is Mergent®'s licensing to the Adviser certain Mergent® trademarks, the Underlying Indexes and trade names, which are composed by Mergent® without regard to the Adviser, these Funds or any investor. The Funds and their Shares are not sponsored, endorsed, sold or promoted by Mergent®. Mergent® makes no representation or warranty, express or implied, to the shareholders of these Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly or the ability of any data supplied by Mergent® to track general stock market performance. Mergent®'s only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent® and of the data supplied by Mergent® which is determined, composed and calculated by Mergent® without regard to these Funds or their Shares. Mergent® has no obligation to take the needs of the Adviser or the shareholders of the Funds into consideration in determining, composing or calculating the data supplied by Mergent®. Mergent® is not responsible for and has not participated in the determination of the prices of the Shares of the Funds or the timing of the issuance or sale of such Shares. Mergent® has no obligation or liability in connection with the administration, marketing or trading of these Funds or their Shares.

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MERGENT® DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. MERGENT® MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUNDS, THEIR SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT® OR ANY DATA INCLUDED THEREIN. MERGENT® MAKES NO EXPRESS OR IMPLIED WARRRANITES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT® OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Financial Preferred Portfolio is not sponsored, endorsed, sold or promoted by Wachovia. Wachovia makes no representation or warranty, express or implied, to Fund investors or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of any data supplied by Wachovia to track preferred stock performance. Wachovia's only relationship to the Adviser, the Distributor, the Fund or the Trust is the licensing of certain trademarks and trade names of Wachovia and of the data supplied by Wachovia that is determined, composed and calculated by Wachovia without regard to the Fund or its Shares. Wachovia has no obligation to take the needs of the Fund into consideration when determining, composing or calculating the data. Wachovia has no obligation or liability in connection with the administration, marketing or trading of the Fund.

WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NOT WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE ADVISER AND THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY

77

FOR ANY SPECIAL, PUNATIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The information and data contained in the BLOOMBERG PROFESSIONAL® service are derived from sources deemed reliable, but Bloomberg L.P. and its suppliers do not guarantee the correctness or completeness of any programs, data or other information furnished in connection with the BLOOMBERG PROFESSIONAL service. Bloomberg L.P. makes no warranty, express or implied, as to results to be obtained by any person or entity from the use of the BLOOMBERG PROFESSIONAL service or any data included therein. Bloomberg L.P. makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the BLOOMBERG PROFESSIONAL service or any data contained therein. Bloomberg L.P., its employees, subcontractors, agents, suppliers and vendors shall have no liability or responsibility, contingent or otherwise, for any injury or damages arising in connection with the WHPSSM Financial Index or the Fund, and shall not be liable for any lost profits, losses, punitive, incidental or consequential damages. Bloomberg L.P. shall not be responsible for or have any liability for any injuries or damages caused by errors, inaccuracies, omissions or any other failure in, or delays or interruptions of, the WHPSSM Financial Index, from whatever cause. Bloomberg L.P. is not responsible for the selection of or use of the WHPSSM Financial Index, the accuracy and adequacy of the WHPSSM Financial Index or information used by Wachovia and the resultant output thereof.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes even if notified of the possibility of such damages.

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Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio. The information shown for the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Buyback AchieversTM Portfolio and PowerShares Financial Preferred Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which each Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

79

PowerShares Dividend AchieversTM Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	7.54%	23.44%	17.74%	3.13%	3.13%
Between 0.0% and 0.25%	69.05%	60.94%	62.90%	54.69%	85.94%
Between -0.25% and 0.0%	23.41%	15.62%	19.36%	42.18%	10.93%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares High Yield Equity Dividend AchieversTM Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	4.37%	4.69%	8.06%	1.56%	4.68%
Between 0.0% and 0.25%	32.54%	23.44%	41.94%	26.56%	29.69%
Between -0.25% and 0.0%	52.38%	53.12%	41.94%	70.31%	43.75%
Between -0.25% and -0.5%	9.92%	14.06%	8.06%	1.57%	18.75%
Greater than -0.5%	0.79%	4.69%	0.00%	0.00%	3.13%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

80

PowerShares High Growth Rate Dividend AchieversTM Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	4.37%	10.94%	11.29%	0.00%	4.69%
Between 0% and 0.25%	58.33%	67.19%	56.45%	48.44%	68.75%
Between -0.25% and 0%	36.51%	15.62%	30.65%	51.56%	25.00%
Between -0.25% and -0.5%	0.79%	4.69%	1.61%	0.00%	1.56%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares International Dividend AchieversTM Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%	0.79%	0.00%	1.61%	1.56%	0.00%
Between 0.25% and 0.5%	7.15%	4.69%	4.84%	18.75%	0.00%
Between 0.0% and 0.25%	72.22%	57.81%	62.90%	67.19%	90.63%
Between -0.25% and 0.0%	19.44%	35.94%	29.03%	12.50%	9.37%
Between -0.25% and -0.5%	0.40%	1.56%	1.62%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

81

PowerShares Buyback AchieversTM Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.25% and 0.5%	19.31%	29.69%	8.06%	14.29%
Between 0.0% and 0.25%	60.23%	57.81%	62.90%	85.71%
Between -0.25% and 0.0%	19.32%	10.94%	27.42%	0.00%
Between -0.25% and -0.5%	1.14%	0.00%	1.62%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 20, 2006

PowerShares Financial Preferred Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	2.97%	0.00%	0.00%	15.00%
Between 0.25% and 0.5%	34.65%	45.31%	19.35%	65.00%
Between 0.0% and 0.25%	59.41%	50.00%	75.81%	20.00%
Between -0.25% and 0.0%	2.97%	4.69%	4.84%	0.00%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 1, 2006

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Yield Growth Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio. The information

82

presented for the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Yield Growth Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of the Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. The investment return and principal value of Shares of the PowerShares Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio and PowerShares International Dividend AchieversTM Portfolio will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future results.

83

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Dividend AchieversTM Portfolio (At NAV)	14.26%	12.83%	21.62%
PowerShares Dividend AchieversTM Portfolio (At Market)	14.28%	12.91%	21.77%
Broad Dividend AchieversTM Index	14.88%	13.47%	22.75%
S&P 500® Index	15.24%	14.42%	24.41%
Dow Jones Industrial Average Index	17.60%	16.70%	28.47%
PowerShares High Yield Equity Dividend AchieversTM Portfolio (At NAV)	9.28%	6.50%	16.23%
PowerShares High Yield Equity Dividend AchieversTM Portfolio (At Market)	8.47%	6.15%	15.33%
Mergent Dividend AchieversTM 50 Index	8.78%	6.00%	14.93%
S&P 500® Index	15.24%	11.68%	30.21%
S&P Citigroup Large Cap Value Index	15.63%	14.64%	38.61%
PowerShares High Growth Rate Dividend AchieversTM Portfolio (At NAV)	7.11%	10.26%	17.17%
PowerShares High Growth Rate Dividend AchieversTM Portfolio (At Market)	7.21%	10.30%	17.24%
High Growth Rate Dividend AchieversTM Index	8.19%	11.13%	18.67%
Dow Jones Industrials Index	17.60%	16.70%	28.47%
S&P 500® Index	15.24%	14.42%	24.41%
PowerShares International Dividend AchieversTM Portfolio (At NAV)	22.56%	23.24%	40.34%
PowerShares International Dividend AchieversTM Portfolio (At Market)	22.59%	23.25%	40.37%

84

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
International Dividend AchieversTM Index	22.06%	22.88%	39.68%
MSCI EAFE Index	20.32%	26.33%	46.10%
S&P 500® Index	15.24%	14.42%	24.41%
PowerShares Buyback AchieversTM Portfolio (At NAV)	—	—	4.13%
PowerShares Buyback AchieversTM Portfolio (At Market)	—	—	4.33%
BuyBack AchieversTM Index	—	—	4.45%
S&P 500® Index	—	—	4.78%
Russell 1000® Growth Index	—	—	5.15%
PowerShares Financial Preferred Portfolio (At NAV)	—	—	1.18%
PowerShares Financial Preferred Portfolio (At Market)	—	—	(0.09)%
Wachovia Hybrid & Preferred SecuritiesSM Financial Index	—	—	1.47%
Dow Jones Corporate Bond Index	—	—	1.21%
S&P 500® Index	—	—	6.87%

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a

85

distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Funds' Statement of Additional Information. The Statement of

86

Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:	AIM Distributors, Inc. at 1-800-337-4246 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	PowerShares Exchange-Traded Fund Trust c/o AIM Distributors, Inc. 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173

Visit:	www.powershares.com

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-PRO-1

PowerShares Exchange-Traded Fund Trust

  PowerShares Aerospace & Defense Portfolio  –  PPA

  PowerShares CleantechTM Portfolio  –  PZD

  PowerShares Golden Dragon Halter USX China Portfolio  –  PGJ

  PowerShares Listed Private Equity Portfolio  –  PSP

  PowerShares Lux Nanotech Portfolio  –  PXN

  PowerShares Value Line TimelinessTM
  Select Portfolio  –  PIV

  PowerShares Value Line
  Industry Rotation Portfolio  –  PYH

  PowerShares Water
  Resources Portfolio  –  PHO

  PowerShares WilderHill
  Clean Energy Portfolio  –  PBW

  PowerShares WilderHill
  Progressive Energy
  Portfolio  –  PUW

  PowerShares DWA
  Technical LeadersTM
  Portfolio  –  PDP

PowerShares Exchange-Traded Fund Trust (the "Trust") is a registered investment company consisting of seventy separate exchange-traded index funds. Additional funds may be offered in the future. This Prospectus relates to eleven funds of the Trust, PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares DWA Technical LeadersTM Portfolio (each a "Fund" and, together, the "Funds").

The shares of the Funds (the "Shares") are listed on the American Stock Exchange ("AMEX") (except PowerShares DWA Technical LeadersTM Portfolio, which is listed on the New York Stock Exchange ("NYSE")). Market prices for Shares may be different from their net asset value ("NAV"). Each Fund issues and redeems Shares only in large blocks consisting of 100,000 Shares ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified index.

Except when aggregated in Creation Units, the Shares are not redeemable securities of the Funds.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus Dated August 30, 2007

NOT FDIC INSURED. MAY LOSE VALUE.
NO BANK GUARANTEE.

4	Introduction – PowerShares Exchange-Traded Fund Trust

4	Who Should Invest in the Funds

4	Tax Advantaged Product Structure

5	PowerShares Aerospace & Defense Portfolio

16	PowerShares CleantechTM Portfolio

22	PowerShares Golden Dragon Halter USX China Portfolio

32	PowerShares Listed Private Equity Portfolio

40	PowerShares Lux Nanotech Portfolio

50	PowerShares Value Line TimelinessTM Select Portfolio

59	PowerShares Value Line Industry Rotation Portfolio

65	PowerShares Water Resources Portfolio

74	PowerShares WilderHill Clean Energy Portfolio

85	PowerShares WilderHill Progressive Energy Portfolio

92	PowerShares DWA Technical LeadersTM Portfolio

98	Additional Investment Strategies

98	Additional Risks

99	Portfolio Holdings

99	Management of the Funds

102	How to Buy and Sell Shares

104	Creations, Redemptions and Transaction Fees

107	Dividends, Distributions and Taxes

110	Distribution Plan

110	Net Asset Value

111	Fund Service Providers

111	Financial Highlights

124	Index Providers

125	Disclaimers

134	Premium/Discount Information

141	Total Return Information

145	Other Information

3

INTRODUCTION – POWERSHARES EXCHANGE-TRADED FUND TRUST

The Trust is an investment company consisting of seventy separate exchange-traded "index funds." The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the price and yield of a specified market index. This Prospectus relates to the Funds listed on the cover page. PowerShares Capital Management LLC (the "Adviser") is the investment adviser for the funds.

The Funds' Shares are listed and traded on the AMEX or NYSE at market prices that may differ to some degree from the NAV of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.

WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index and may also be used as an asset allocation tool or as a speculative trading instrument.

TAX ADVANTAGED PRODUCT STRUCTURE

Unlike interests in conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of each Fund that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet Fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the shares' in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

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PowerShares Aerospace & Defense Portfolio

Ticker: PPA Intraday NAV Ticker: HKR	CUSIP: 73935X690 Underlying Index: SPADETM Defense Index (Ticker: DKS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the SPADETM Defense Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of aerospace and defense companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the SPADETM Defense Index. The Adviser will seek to match the performance of the SPADETM Defense Index. The SPADETM Defense Index is currently comprised of approximately 56 U.S. companies whose shares are listed on a U.S. exchange. These are companies that are principally engaged in the research, development, manufacture, operation and support of defense, military, homeland security and space operations. These may include, for example, companies that provide the following products or services: defense electronics, aircraft, naval vessels, missiles, spacecraft and launch vehicles, ground vehicles, communications, sensors, information technology and network centric warfare, unmanned vehicles, satellite-based services and ground-based equipment and electronics. Stocks are identified by ISBC, LLC ("ISBC" or the "Index Provider"). As of June 30, 2007, the SPADETM Defense Index included companies with a market capitalization range of between approximately $131.2 million and $79.9 billion. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the SPADETM Defense Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the SPADETM Defense Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the SPADETM Defense Index in proportion to their weightings in the SPADETM Defense Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the SPADETM Defense Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the SPADETM Defense Index, purchase securities not in the SPADETM Defense Index which the Adviser believes are appropriate to substitute for certain securities in the SPADETM Defense Index or utilize various combinations of other available investment techniques, in seeking to track

5

accurately the SPADETM Defense Index. The Fund may sell stocks that are represented in the SPADETM Defense Index in anticipation of their removal from the SPADETM Defense Index, or purchase stocks not represented in the SPADETM Defense Index in anticipation of their addition to the SPADETM Defense Index.

Index Methodology

The SPADETM Defense Index is a modified market capitalization weighted index comprised of publicly traded companies that seeks to measure the performance of securities in the defense, military, homeland security and space marketplace.

Index Construction

The SPADETM Defense Index includes companies that are involved with the development, manufacture, operation and support of U.S. defense, military, homeland security and space operations that are listed on the New York Stock Exchange ("NYSE"), the AMEX or quoted on the NASDAQ Securities Market Inc. ("NASDAQ"). To be included in the SPADETM Defense Index, components must meet the following criteria:

(1)  Maintain a minimum $100 million market valuation during the 25 days preceding the initial inclusion date.

(2)  Maintain a minimum $5.00 daily sale price during the 25 days preceding the initial inclusion date.

(3)  Have a minimum average daily trading volume over the preceding 25 days prior to the inclusion date of 50,000 shares.

(4)  Have a quarterly sales/revenue/turnover of at least $10 million for the prior two announced quarters preceding its inclusion.

ISBC may at any time and from time to time change the number of issues comprising the SPADETM Defense Index by adding or deleting one or more components, or replace one or more issues contained in the SPADETM Defense Index with one or more substitute stocks of its choice, if in ISBC's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the SPADETM Defense Index relates.

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Calcualtion Methodology

The SPADETM Defense Index is calculated using a modified market capitalization weighting methodology. The components' market capitalization weights are modified to conform to asset diversification rules, which are applied in conjunction with the scheduled quarterly updates to the SPADETM Defense Index.

Maintenance of the Index

(1)  In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition.

(2)  ISBC may substitute components or change the number of issues included in the SPADETM Defense Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations.

(3)  In the event of component or share weight changes to the SPADETM Defense Index portfolio, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations or other corporate actions affecting a component of the SPADETM Defense Index, the SPADETM Defense Index divisor may be adjusted to ensure that there are no changes to the SPADETM Defense Index level as a result of non-market forces.

(4)  For changes in a component's shares outstanding greater than 5% due to a merger, acquisition or spin-off, an adjustment will be made effective after the close on the effective date of the corporate action. Share changes less than 5% are made during the scheduled quarterly updates to the SPADETM Defense Index.

Quarterly Updates to the Index

Changes to the SPADETM Defense Index composition and/or the component share weights in the SPADETM Defense Index typically take effect after the close of trading on the next to last business day of each calendar quarter month ("Rebalance Date"). The components and weights will be determined and announced at the close of trading two days prior to the Rebalance Date. In conjunction with the quarterly review, the share weights used in the calculation of the SPADETM Defense Index are updated based upon current shares

7

outstanding and prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the SPADETM Defense Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

Continued Inclusion

Component stocks will typically be removed from the SPADETM Defense Index under the following conditions at the time of rebalancing:

(1)  Total market capitalization falls below $75 million for 25 consecutive trading days.

(2)  The daily trading volume declines below 40,000 shares for the 25 preceding trading days.

(3)  Last-reported sale price falls below $3.00 per share.

The above requirements notwithstanding, ISBC reserves the authority to remove one or more component stocks at any time if it believes such stock(s) no longer provide adequate representation of the sector or no longer maintain the quality and/or character of the SPADETM Defense Index.

Index Adjustments: Scheduling and Pre-Announcement

Rebalancing will occur during the months of March, June, September and December during which time the component stocks of the SPADETM Defense Index will be reviewed to determine their ongoing eligibility and new companies will be added that meet the criteria for inclusion.

Whenever practical, ISBC will pre-announce stock additions and/or deletions as well as certain Index share weight changes at least two trading days before making such changes effective - either via www.amextrader.com, broadcast email or press release. Rebalancing will become effective on the next to last day of calendar business in March, June, September and December.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

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Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the SPADETM Defense Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the SPADETM Defense Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the SPADETM Defense Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the SPADETM Defense Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the SPADETM Defense Index, as would be the case if it purchased all of the stocks in the SPADETM Defense Index with the same weightings as the SPADETM Defense Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the SPADETM Defense Index.

Aerospace and Defense Industry Concentration Risk

The aerospace and defense industry can be significantly affected by government aerospace and defense regulation and spending policies because companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government which could have a

9

material adverse effect on the business, financial condition and results of operations of industry participants, including:

•  termination by the U.S. Government of any contract as a result of a default by industry participants could subject them to liability for the excess costs incurred by the U.S. Government in procuring undelivered items from another source;

•  termination by the U.S. Government of any contract for convenience would generally limit industry participants recovery to costs already incurred or committed and limit participants profit to work completed prior to termination;

•  modification of U.S. Government contracts due to lack of congressional funding or changes in such funding could subject certain contracts to termination or modification;

•  failure to comply, even inadvertently, with the extensive and complex U.S. Government laws and regulations applicable to certain U.S. Government contracts and the laws governing the export of controlled products and commodities could subject industry participants to contract termination, civil and criminal penalties and, under certain circumstances, suspension from future U.S. Government contracts and exporting of products for a specific period of time;

•  results of routine U.S. Government audits and review could, in certain circumstances, lead to adjustments to industry contract prices, which could be significant; and

•  successful bids for U.S. Government contracts or the profitability of such contracts, if awarded, cannot be guaranteed in the light of the competitive bidding atmosphere under which U.S. Government contracts are awarded.

Furthermore, because companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services, those companies could be adversely impacted by future reductions or changes in U.S. Government spending. U.S. Government spending in aerospace and defense is not generally correlated with any economic cycle, but rather, on the cycle of general political support for this type of spending. However, there is no assurance that future levels of aerospace and defense

10

spending will increase or that levels of aerospace and defense spending will not decrease in the future.

In addition, the aerospace and defense industry can be affected by competition within the industry, labor relations and the price of fuel. Airline deregulation has substantially diminished the Government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 15.70%.

Best Quarter	Worst Quarter
10.75% (1st Quarter 2006)	(4.00)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Aerospace & Defense Portfolio (return before taxes)	19.73%	20.77%
PowerShares Dynamic Aerospace & Defense Portfolio (return after taxes on distributions)	19.60%	20.61%
PowerShares Dynamic Aerospace & Defense Portfolio (return after taxes on distributions and sale of Fund Shares)	12.82%	17.60%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	18.19%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes	15.72%	18.29%
SPADETM Defense Index (reflects no deduction for fees, expenses or taxes)	19.33%	20.29%

*  The Fund commenced operations on October 26, 2005.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and the Russell 3000® Index are unmanaged indices based on the average performance of approximately 500 and 3,000 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.25%
Total Gross Annual Fund Operating Expenses	0.75%
Fee Waivers and Expense Assumption(6)	0.09%
Total Net Annual Fund Operating Expenses	0.66%

(1)  When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation ("NSCC") or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

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(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) Securities and Exchange Commission ("SEC") and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$70	$234	$411	$925

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples

14

thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,573, $36,051, $62,653 and $139,706 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares CleantechTM Portfolio

Ticker: PZD Intraday NAV Ticker: PZD.IV	CUSIP: 739535X278 Underlying Index: CleantechTM Index (Ticker: CTIUS)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the CleantechTM Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of cleantech companies. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the CleantechTM Index. The Adviser will seek to match the performance of the CleantechTM Index. The CleantechTM Index is an equally weighted index currently comprised of 47 publicly-traded companies engaged in the cleantech industry. A company is considered to be a cleantech company if it produces any knowledge-based product or service that improves operation, performance, productivity or efficiency, while reducing costs, inputs, energy consumption, waste or pollution. Cleantech companies produce knowledge-based products or services in a variety of areas, including agriculture and nutrition, air quality, enabling technologies, environmental technologies, material and nano-technology, materials recovery and recycling, transportation and logistics, and water purification and management. Stocks will be selected by Cleantech Capital Indices LLC ("Cleantech" or the "Index Provider"). As of June 30, 2007, the CleantechTM Index included companies with a market capitalization range of between $147.7 million and $117.4 billion. In tracking the CleantechTM Index, it is anticipated that a portion of the stocks in the Fund's portfolio will be small and medium capitalization stocks. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The Fund's investment objective and 80% investment policy noted above are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the CleantechTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the CleantechTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the CleantechTM Index in proportion to their weightings in the CleantechTM Index. The Fund generally will invest in the stocks comprising the CleantechTM Index in proportion to their weightings in the CleantechTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the CleantechTM Index. There may also be instances in which the Adviser may choose to overweight another stock in the CleantechTM Index, purchase securities not in the CleantechTM Index which the Adviser believes are appropriate to substitute for

16

certain securities in the CleantechTM Index or utilize various combinations of other available investment techniques, in seeking to track the CleantechTM Index. The Fund may sell stocks that are represented in the CleantechTM Index in anticipation of their removal from the CleantechTM Index or purchase stocks not represented in the CleantechTM Index in anticipation of their addition to the CleantechTM Index.

Index Construction

The CleantechTM Index includes cleantech companies that are listed on the NYSE, the AMEX or the NASDAQ. To be included in the CleantechTM Index, companies must meet the following three criteria:

(1) Have a three-month average market capitalization of at least $150 million;

(2) Have a three-month average closing price above $1.00; and

(3) Have a trading volume greater than 500,000 shares for each of the prior six months.

The Index Provider may at any time, and from time to time, change the number of issues comprising the CleantechTM Index by adding or deleting one or more components, or replacing one or more issues contained in the CleantechTM Index with one or more substitute stocks of its choice if, in the Index Provider's discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the CleantechTM Index relates.

Index Methodology

The CleantechTM Index is calculated using an equal weighting methodology.

Quarterly Updates to the CleantechTM Index

Changes to the CleantechTM Index composition typically take effect after the close of trading on the next to last business day of each calendar quarter month ("Rebalance Date"). The components and weights will be determined and announced at the close of trading two days prior to the Rebalance Date. A component must meet the following continued inclusion rules:

(1) Maintain a total market capitalization above $150 million on the determination date; and

(2) Have a last-reported sale price above $1.00 per share on the determination date.

In conjunction with the quarterly review, the share weights used in the calculation of the CleantechTM Index are updated based upon component prices

17

as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the CleantechTM Index remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

Maintenance of the CleantechTM Index

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. Cleantech may substitute components or change the number of issues included in the Index, based on changing conditions in the universe of cleantech companies or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs, and reorganizations. In the event of component or share weight changes to the CleantechTM Index, the payment of dividends other than ordinary cash dividends, spin-offs, rights offerings, re-capitalizations, or other corporate actions affecting a component of the Index, the Index divisor may be adjusted to ensure that there are no changes to the CleantechTM Index level as a result of non-market forces.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the CleantechTM Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the CleantechTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the CleantechTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the CleantechTM Index.

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The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the CleantechTM Index, as would be the case if it purchased all of the stocks in the CleantechTM Index with the same weightings as the CleantechTM Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the CleantechTM Index.

Cleantech Sector Risk

There are risks in investing in the cleantech sector, including the risks of concentrating in the water, energy and environmental sector. Adverse developments in the water sector may significantly affect the value of the Shares of the Fund. Companies involved in the water sector are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation. Securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund

19

is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on October 24, 2006 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.82%
Total Gross Annual Fund Operating Expenses	1.32%
Fee Waivers and Expense Assumption(6)	0.61%
Total Net Annual Fund Operating Expenses	0.71%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" Below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

20

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$93	$378	$685	$1,555

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $24,300, $95,548, $172,137 and $389,675 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

21

PowerShares Golden Dragon Halter
USX China Portfolio

Ticker: PGJ Intraday NAV Ticker: TGJ	CUSIP: 73935X401 Underlying Index: USX China Indexsm (Ticker: HXC)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Halter USX China Indexsm (the "China Index" or the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in equity securities of companies deriving a majority of their revenues from the People's Republic of China. The Fund will normally invest at least 90% of its total assets in equity securities that comprise the China Index. The Adviser will seek to match the performance of the China Index. The China Index is currently comprised of 69 U.S. exchange-listed stocks of companies that derive a majority of their revenues from the People's Republic of China. The China Index is designed to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-listed securities. As of June 30, 2007, the China Index included companies with a market capitalization range of between approximately $62.7 million and $262.3 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The listing of Chinese companies in the United States is a growing trend. Thus, the China Index is designed to provide valuable insight and access into both leading Chinese companies that have accessed the U.S. capital markets as well as U.S. companies that are predominantly influenced by their operations in China, both of which stand to benefit greatly from the expansion of mainland China.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the China Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the China Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the China Index in proportion to their weightings in the China Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the China Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the China Index, purchase securities not in the China Index which the Adviser believes are appropriate to substitute for certain securities in the China Index or utilize various combinations of other available investment techniques, in seeking to track the China Index. The Fund may sell stocks that are represented in the China Index in anticipation of their

22

removal from the China Index, or purchase stocks not represented in the China Index in anticipation of their addition to the China Index.

Index Methodology

The China Index is comprised of companies that derive a majority of their revenues from the People's Republic of China, are listed on a major U.S. exchange (i.e., the NYSE, NASDAQ or AMEX) and have a market capitalization greater than $50 million, as identified by the Halter Financial Group China Selection Committee (the "Selection Committee"). In addition to these basic requirements, the Selection Committee may consider other factors, including the size of the public float, liquidity and fundamentals of all existing and potential constituents.

Index Calculation

The China Index is calculated using a modified market-cap weighted methodology. The level of the China Index reflects the total market value of all component stocks relative to a particular base period.

The daily calculation of the China Index is computed by dividing the aggregate market value of all the companies in the China Index by an Index Divisor. The Index Divisor is an arbitrary number; however, it provides a direct link to the original base period of the China Index, keeps the China Index comparable over time and is the central point for all Index maintenance and adjustments.

Index Maintenance

Maintaining the China Index includes monitoring and adjusting for company additions and deletions, share changes (issuances or repurchases), stock splits, dividends, rights offerings and stock price adjustments due to restructurings or spinoffs. Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the stock prices of the companies in the China Index. Other corporate actions, such as share issuances, change the market value of the China Index and require an Index Divisor adjustment to prevent the value of the China Index from changing.

Adjustments to the Index Divisor for changes in market value leave the Index unaffected by additions and deletions of constituents or corporate action. It maintains accuracy and consistency over time. Divisor adjustments are made after the close of trading and the final calculation of the China Index for that day. The Divisor of the China Index has no impact or bearing on the Fund itself.

The key to making adjustments to the Index Divisor is to temporarily freeze the China Index value to make adjustments in market value for a particular event.

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The China Index value remains the same and only the Index Divisor changes in this calculation. In the event of a net increase in the aggregate market capitalization of the China Index, the Index Divisor increases proportionately.

Thus, the new China Index value going forward, calculated by using the new Index Divisor, is the same as the China Index value before the change in the Index Divisor. Future China Index values are calculated by applying the new Index Divisor to the new market cap.

Share Changes. Determining the shares outstanding for constituents requires continuous monitoring as shares outstanding frequently change. The China Index receives data feeds from professional financial data vendors to supply this information, and the information is updated daily.

Constituent Stocks. The list of the China Index constituents is comprised of the stocks selected, based on expert evaluation, by the Selection Committee from U.S.-listed securities of companies that derive a majority of their revenues from the People's Republic of China.

The stocks are selected based on the following main criteria:

•  Market capitalization

•  Exchange traded

•  Demonstrated ability to meet the definition of "majority" of revenues from the People's Republic of China.

The list of component stocks is reviewed on a monthly basis and adjusted on a quarterly basis at the discretion of the Selection Committee. Changes to the make up of constituents are done in accordance with the following guidelines:

(1)  Constituents will be added or removed from the China Index after the closing of the last trading day of each calendar quarter (the "Modification Date"). Selection Committee members monitor the universe of potential qualifying constituents. For a new constituent to be considered or removed, the case must be brought to the attention of the Selection Committee at the monthly Selection Committee meeting on the Monday (or the first business day thereafter) prior to the Modification Date.

(2)  Qualifying initial public offering ("IPO") companies must trade for 40 trading days prior to consideration for the China Index. If the 40-day period expires prior to the Modification Date, the constituent will be

24

added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(3)  Qualifying existing public companies that newly meet the market cap or exchange traded criteria must trade for 40 consecutive trading days in compliance with the set criteria. If the 40-day period expires prior to the Modification Date, the constituent will be added on that Modification Date, otherwise the constituent must wait for the next Modification Date.

(4)  If a current constituent falls under a $50 million market cap for 40 consecutive trading days, it will be automatically removed from the China Index on the next Modification Date.

(5)  If a current constituent is removed from the NYSE, NASDAQ or AMEX, it will be automatically removed from the China Index at the next Modification Date.

Changes in the China Index Calculation Methodology. The China Index calculation methodology can be changed by the Selection Committee in the following cases:

•  A technical error occurred, or

•  A non-standard situation occurred that was not related to market changes and was not accounted for by this methodology, but nevertheless significantly influenced the China Index.

Should a technical error be detected, the China Index will be recalculated as soon as possible. If a non-standard situation occurs, the China Index value is recalculated following the appropriate decision of the Selection Committee and based on expert opinion.

If the China Index is recalculated, an appropriate notice will be posted at www.amex.com. General control and amendments to the existing methodology will be performed by the Selection Committee.

Currency. All prices are in U.S. dollars.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

25

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the China Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the China Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the China Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the China Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the China Index, as would be the case if it purchased all of the stocks in the China Index, with the same weightings as the China Index.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the China Index.

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Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

China Exposure

The value of the securities of companies which derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China's political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of China companies and the payments of dividends and interest by China companies. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect the assets held by the China companies in which the Fund invests.

27

From time to time, certain of the companies comprising the China Index may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries identified by the U.S. government as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations which could negatively affect the company's performance, and/or could suffer damage to its reputation if it is identified as a company which invests or deals with countries which are identified as a company which are identified by the U.S. government as state sponsors of terrorism or subject to sanctions. As an investor in such companies, the Fund will be indirectly subject to those risks.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 24.09%.

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

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Best Quarter	Worst Quarter
29.98% (4th Quarter 2006)	(8.97)% (1st Quarter 2005)

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Golden Dragon Halter USX China Portfolio (return before taxes)	53.10%	20.74%
PowerShares Golden Dragon Halter USX China Portfolio (return after taxes on distributions)	52.38%	20.22%
PowerShares Golden Dragon Halter USX China Portfolio (return after taxes on distributions and sale of Fund Shares)	34.39%	17.50%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	26.86%	13.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	11.08%
Halter USX China Index (reflects no deduction for fees, expenses or taxes)	54.30%	21.62%

*  The Fund commenced operations on December 9, 2004.

Investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The MSCI EAFE and the S&P 500® Indexes are unmanaged indexes used as a measurement of change in stock conditions based on the average performance of approximately 1,000 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate; and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, without which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

29

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.23%
Total Gross Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Assumption(6)	0.03%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into

30

account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$73	$231	$404	$905

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,878, $35,704, $61,607 and $136,686 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

31

PowerShares Listed Private Equity Portfolio

Ticker: PSP Intraday NAV Ticker: PSP.IV	CUSIP: 73935X195 Underlying Index: Red Rock Capital Listed Private Equity IndexSM (Ticker: LSTPE)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Red Rocks Listed Private Equity Index (the "Listed Private Equity Index" or the "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Listed Private Equity Index. The Listed Private Equity Index is comprised of stocks and American depositary receipts ("ADRs") of approximately 30 publicly-listed private equity companies, including business development companies ("BDC") and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies (collectively "listed private equity companies"). Stocks in the Listed Private Equity Index will be selected by Red Rocks Capital Partners LLC ("Red Rocks" or the "Index Provider") pursuant to a proprietary selection methodology. As of June 30, 2007, the Listed Private Equity Index included companies with a market capitalization range of between $136.3 million and $8.3 billion. The Fund will normally invest at least 90% of its total assets in securities, including ADRs, that comprise the Listed Private Equity Index. The Fund's investment objective and 90% investment policy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Listed Private Equity Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Listed Private Equity Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Listed Private Equity Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the securities comprising the Listed Private Equity Index in proportion to their weightings in the Listed Private Equity Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Listed Private Equity Index. There may also be instances in which the Adviser may choose to overweight another security in the Listed Private Equity Index, purchase securities not in the Listed Private Equity Index which the Adviser believes are appropriate to substitute for certain securities in

32

the Listed Private Equity Index or utilize various combinations of other available investment techniques, in seeking to track the Listed Private Equity Index. The Fund may sell securities that are represented in the Listed Private Equity Index in anticipation of their removal from the Listed Private Equity Index or purchase securities not represented in the Listed Private Equity Index in anticipation of their addition to the Listed Private Equity Index.

Index Construction

(1) For a stock to be considered for inclusion in the Listed Private Equity Index, it must have a majority of its assets invested or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies. The underlying assets may be domestic or foreign.

(2) The Listed Private Equity Index is composed of a diversified mix of listed private equity companies. The listed private equity companies that will comprise the Listed Private Equity Index will be selected based upon reputation, valuation of the underlying securities, management, financial data, historical performance and the need for diversification within the portfolio. Diversification for the Listed Private Equity Index is viewed from three different perspectives: a) stage of investment; b) capitalization structure (e.g., equity, debt, mezzanine); and c) industry focus.

(3) Each listed private equity company must have market capitalization of at least $50 million and a closing price above $1.00 per share for the trailing six months if not currently in the Listed Private Equity Index.

(4) The Listed Private Equity Index uses a modified equal dollar weighting. No single stock may exceed 10% of the Index weight at the time of rebalancing. The Index will be rebalanced quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You

33

should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Listed Private Equity Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Listed Private Equity Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Listed Private Equity Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Listed Private Equity Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Listed Private Equity Index as would be the case if it purchased all of the securities in the Index with the same weightings as the Listed Private Equity Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Risk of Investing in Listed Private Equity Companies

There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash

34

equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies which involve greater risk than well-established publicly-traded companies.

Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Listed private equity companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment. Since private equity companies rely on access to short-term money markets, longer-term capital markets and the bank markets as a significant source of liquidity, to the extent that listed private equity companies are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general, or a downgrade of the credit rating of a listed private equity company held by the Fund may increase the cost of borrowing to that company, thereby increasing its cost of borrowing and adversely impacting the Fund's returns. Credit downgrades may also result in requirements on a company to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

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Such determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, fair value of a listed private equity company's investments may differ significantly from the values that would be reflected if the securities were traded in an established market, potentially resulting in material differences between a listed private equity company's net asset value per share and its market value.

Many listed private equity companies invest in mezzanine and other debt securities of privately held companies, including senior secured loans. Mezzanine investments typically are structured as subordinated loans (with or without warrants) that carry a fixed rate of interest. Many debt investments in which private equity companies invest will not be rated by a credit rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Inc., a division of The McGraw Hill Companies, Inc. ("S&P"), and will be below investment grade quality, as determined by the Adviser. These investments are commonly referred to as "junk bonds" and have predominantly speculative characteristics with respect to an issuer's capacity to make payments of interest and principal. Although lower grade securities are higher yielding, they are also characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities. Issuers of lower rated securities have a currently identifiable vulnerability to default or may currently be in default. Lower-rated securities may react more strongly to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of lower-rated securities defaults, a listed private equity company may incur additional expenses to seek recovery.

Foreign Securities Risk

Since the Listed Private Equity Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. In addition, the issuers of certain depositary receipts, particularly

36

unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Restrictions on Investments

A significant portion of the Index is comprised of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies. As as result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Index in the proportions represented in the Index. In these circumstances, the Fund would be required to use sampling techniques which could increase the risk of tracking error.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall stock market. Often small and medium capitalization companies and the industries in which they are focused are still evolving, which may make them more sensitive to changing market conditions.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a security because the security's issuer was in financial trouble unless that security is removed from the Listed Private Equity Index.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How the Fund Has Performed

The Fund commenced operations on October 24, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.40%
Acquired Fund Fees and Expenses(6)	0.01%
Total Gross Annual Fund Operating Expenses	0.91%
Fee Waivers and Expense Assumption(7)	0.19%
Total Net Annual Fund Operating Expenses	0.72%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  "Acquired Fund fees and expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

(7)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" Below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$80	$277	$491	$1,108

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $20,996, $70,374, $123,874 and $277,984 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

39

PowerShares Lux Nanotech Portfolio

Ticker: PXN Intraday NAV Ticker: JDT	CUSIP: 73935X633 Underlying Index: Lux Nanotech IndexTM (Ticker: LUXNI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Lux Nanotech IndexTM (the "Lux Nanotech Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of nanotechnology companies. A nanotechnology company is a company that focuses on the development and use of devices that have a size of only a few nanometres. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in common stocks that comprise the Lux Nanotech Index. The Lux Nanotech Index is a modified equal dollar weighted index currently comprised of stocks of approximately 23 publicly traded companies which seek to measure the performance of securities in the nanotechnology field. These are companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers. As of June 30, 2007, the Lux Nanotech Index included companies with a market capitalization range of between approximately $40.1 million and $404.0 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Lux Nanotech Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Lux Nanotech Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Lux Nanotech Index in proportion to their weightings in the Lux Nanotech Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Lux Nanotech Index. There may also be instances in which the Adviser may choose to overweight another stock in the Lux Nanotech Index, purchase securities not in the Lux Nanotech Index which the Adviser believes are appropriate to substitute for certain securities in the Lux Nanotech Index or utilize various combinations of other available investment techniques, in seeking to track accurately the Lux Nanotech Index. The Fund may sell stocks that are represented in the Lux Nanotech Index in anticipation of their removal from the Lux Nanotech Index, or purchase stocks not represented in the Lux Nanotech Index in anticipation of their addition to the Lux Nanotech Index.

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Index Methodology

The Lux Nanotech Index includes companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers.

The Lux Nanotech Index is calculated using a modified equal weighting methodology. In conjunction with the scheduled quarterly updates to the Lux Nanotech Index, the components are split into two groups: nanotechnology specialists and end-use incumbents. Components within each group are equally weighted as described below:

(1)  Nanotechnology specialists are defined as small- and mid-sized companies (less than $5 billion in annual revenue) that focus specifically on developing or funding emerging nanotechnology applications. All have nanotechnology as either a company-wide or business-unit-wide focus, and most work with larger companies as manufacturing or distribution partners. End-use incumbents are large companies (greater than $5 billion in annual revenue) that are applying nanotechnology to existing product lines. All are leaders in nanotechnology research and development, commercialization in products, or both.

(2)  The two groups are then equally weighted with seventy-five percent (75%) applied to the nanotechnology specialist components and twenty-five percent (25%) for the end-use incumbent components.

Index Construction

The Lux Nanotech Index was created by, and is a trademark of, Lux Research, Inc. ("Lux"). The Lux Nanotech Index is founded on the rigorous analytical frameworks that Lux has developed in its studies of nanotechnology commercialization. In October 2004, Lux developed a value chain framework, which separates nanomaterials and intermediate products from final goods. The Lux Nanotech Index seeks to track the performance of a balanced set of companies across the following four stages of this value chain framework:

(1)  Nanomaterials are purposefully engineered structures of matter with a dimension of less than 100 nanometers that exhibit size-dependent properties and have been minimally processed.

(2)  Nanointermediates are intermediate products, which do not include raw materials or goods that represent final consumption, that either incorporate nanomaterials or have been constructed from scratch with nanoscale features.

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(3)  Nano-enabled products are finished goods at the end of a value chain that incorporate nanomaterials or nanointermediates.

(4)  Nanotools are technical instruments and software used to visualize, manipulate and model matter at the nanoscale.

In addition, the Lux Nanotech Index also aims to track performance across three broad industry sectors impacted by nanotechnology, including materials and manufacturing, electronics and internet technology, and healthcare and life sciences. The relative pace at which companies in these sectors are incorporating emerging nanotechnology is reflected in the Lux Nanotech Index composition.

The Lux Nanotech Index includes companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers. To be included in the Lux Nanotech Index, components must meet the following on the determination date:

(1)  Be listed on the NYSE, AMEX, NASDAQ or Small Cap Market systems.

(2)  Have a minimum $75 million market valuation.

(3)  Have a minimum average daily trading volume over the preceding three months of 50,000 shares.

The Lux Nanotech Index selection committee may at any time and from time to time change the number of companies comprising the Lux Nanotech Index by adding or deleting one or more components, or replace one or more issues contained in the Lux Nanotech Index with one or more substitute stocks of its choice if, in the Index Provider's discretion, such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the industry groups to which the Lux Nanotech Index relates.

Index Rebalancing

The Lux Nanotech Index is rebalanced quarterly each March, June, September and December. The Lux Nanotech Index divisor was initially determined to yield a benchmark value of 1000.00 at the close of trading on June 30, 2003.

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Changes to the Lux Nanotech Index composition and/or the component share weights in the Lux Nanotech Index typically take effect after the close of trading on the next to last business day of each calendar quarter month (the "Rebalance Date"). The components and weights will be determined and announced at the close of trading two days prior to the Rebalance Date (the "Determination Date"). The Lux Nanotech Index components are determined five days prior to the Rebalance Date.

In conjunction with the quarterly review, the share weights used in the calculation of the Lux Nanotech Index are updated based upon the prices as of the close of trading two business days prior to the Rebalance Date. The share weight of each component in the Lux Nanotech Index portfolio remains fixed between quarterly reviews except in the event of certain types of corporate actions such as splits, reverse splits, stock dividends or similar events.

Mergers and Corporate Restructurings

In the event of a merger between two components, the share weight of the surviving entity may be adjusted to account for any shares issued in the acquisition. The Index Provider may substitute components or change the number of issues included in the Lux Nanotech Index, based on changing conditions in the industry or in the event of certain types of corporate actions, including mergers, acquisitions, spin-offs and reorganizations. In the event of component or share weight changes to the Lux Nanotech Index portfolio, the payment of extra-ordinary dividends, spin-offs, rights offerings, re-capitalization or other corporate actions affecting a component of the Lux Nanotech Index; the Lux Nanotech Index divisor may be adjusted to ensure that there are no changes to the Lux Nanotech Index level as a result of non-market forces.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Lux Nanotech Index.

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Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Lux Nanotech Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Lux Nanotech Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Lux Nanotech Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Lux Nanotech Index, as would be the case if it purchased all of the stocks in the Lux Nanotech Index with the same weightings as the Lux Nanotech Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Lux Nanotech Index.

Nanotechnology Industry Concentration Risk

Small technology companies are especially risky. These companies may be smaller and less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies are generally subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

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Nanotechnology is a developing area of technology. As a result, little is known about the future commercial value of nanotechnology. Furthermore, because the future commercial value is difficult to estimate and is subject to various interpretations, the timing of additional future commercially available nanotechnology products is highly uncertain.

Small Company Risk

Investing in securities of small capitalization companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the

45

Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was (0.91)%.

Best Quarter	Worst Quarter
12.22% (1st Quarter 2006)	(5.09)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Lux Nanotech Portfolio (return before taxes)	7.80%	12.65%
PowerShares Lux Nanotech Portfolio (return after taxes on distributions)	7.80%	12.49%
PowerShares Lux Nanotech Portfolio (return after taxes on distributions and sale of Fund Shares)	5.07%	10.67%
Merrill Lynch Nanotech Index (reflects no deduction for fees, expenses or taxes)	2.41%	1.27%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.79%	18.19%
Lux Nanotech IndexTM (reflects no deduction for fees, expenses or taxes)	6.31%	11.18%

*  The Fund commenced operations on October 26, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are

46

hypothetical. The Merrill Lynch Nanotech Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 27 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.27%
Total Gross Annual Fund Operating Expenses	0.77%
Fee Waivers and Expense Assumption(6)	0.07%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

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(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$74	$241	$423	$950

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation

48

Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $12,082, $37,200, $64,487 and $143,469 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Value Line TimelinessTM Select Portfolio

Ticker: PIV Intraday NAV Ticker: JDV	CUSIP: 73935X682 Underlying Index: Value Line TimelinessTM Select Index (Ticker:VLTSI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line TimelinessTM Select Index (the "Value Line Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies that have the potential to outperform the U.S. equity market. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Value Line Index. The Adviser will seek to match the performance of the Value Line Index. The Index represents the 50 highest ranking common stocks for timeliness and safety based on a proprietary investment methodology using the three core Value Line, Inc. investment merit indicators: TimelinessTM, SafetyTM and TechnicalTM Rankings. As of June 30, 2007, the Value Line Index included companies with a market capitalization range of between approximately $235.6 million and $246.0 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Value Line Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Value Line Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Value Line Index in proportion to their weightings in the Value Line Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Value Line Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Value Line Index, purchase securities not in the Value Line Index which the Adviser believes are appropriate to substitute for certain securities in the Value Line Index or utilize various combinations of other available investment techniques, in seeking to track the Value Line Index. The Fund may sell stocks that are represented in the Value Line Index in anticipation of their removal from the Value Line Index, or purchase stocks not represented in the Value Line Index in anticipation of their addition to the Value Line Index.

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Index Objective and Description

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

The Value Line Index contains the 50 highest cumulative ranked stocks for SafetyTM and TechnicalsTM chosen from the one hundred number one ranked stocks for TimelinessTM. The Value Line Index removes stocks from the Value Line Index if they are no longer ranked number one for TimelinessTM and replaces removed stocks using the same methodology as described above.

To accomplish this, the Index uses core component rankings of the Value Line Investment Survey and Rankings, including:

TimelinessTM Ranking System is the rank of a stock's potential relative market performance in the year ahead. TimelinessTM Ranks are derived via a quantitative program using several inputs such as the long-term price and earnings history, recent price and earnings momentum, and earnings surprise. In simple terms, TimelinessTM Ranks are determined by a company's earnings growth and its stock's price performance. Stocks ranked one for TimelinessTM are stocks Value Line's research shows should out-perform as a whole in the coming six to 12 months.

SafetyTM Ranking System is a measurement of potential risk associated with individual common stocks. Above-average dividend yielding stocks tend to rank higher. The SafetyTM Rank is computed by averaging two other Value Line indicators-the Price Stability Index and the Financial Strength Rating. SafetyTM Ranks range from one, the highest (safest), to five, the lowest (higher risk).

TechnicalTM Ranking System attempts to predict short-term price movements of stocks in the next three to six months. The ranking is based on an analysis of the stock's historical price performance relative to the historical price performance of the entire universe followed by Value Line (approximately 3,500 stocks). Unlike the TimelinessTM Rank, earnings are not a factor in the TechnicalTM Rank. Stocks ranked one (highest) and two (above average) have a higher potential to outperform during the next quarter or two.

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Index Construction

The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select

Methodology. The Value Line Index seeks to provide market out-performance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

Construction Process-the Value Line TimelinessTM Select Index

(1)  The Value Line Stock Universe is ranked using the proprietary Value Line Ranking System, incorporating the TimelinessTM, SafetyTM and TechnicalTM Rankings.

a.  The 100 stocks ranked number one for TimelinessTM are selected.

b.  The 50 stocks having the highest composite SafetyTM and TechnicalsTM scores are then selected from the 100 stocks ranked number one for TimelinessTM.

(2)  These 50 stock components are equally weighted across the Value Line Index.

Reconstitution and Rebalance

(1)  Stock components are removed from the Value Line Index if they are no longer ranked number one for TimelinessTM.

(2)  When a stock is removed from the Value Line Index, it is replaced with the stock(s) which are currently ranked number one for TimelinessTM and have the highest composite SafetyTM and TechnicalsTM score.

(3)  The Value Line Index is adjusted on a quarterly basis using the same methodology. Although the Value Line Index is adjusted quarterly, the Value Line Rank is updated daily. The Value Line Index will use the then most current rank available.

About Value Line, Inc.

Value Line furnishes investment advisory services to private and institutional accounts with combined assets of approximately $3 billion. The Value Line Index provides access to this same knowledge and same resources.

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Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Value Line Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Value Line Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Value Line Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Value Line Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Value Line Index, as would be the case if it purchased all of the stocks in the Value Line Index with the same weightings as the Value Line Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Value Line Index.

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Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

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The Fund's year-to-date total return for the six months ended June 30, 2007 was 10.01%.

Best Quarter	Worst Quarter
9.23% (1st Quarter 2006)	(5.64)% (3rd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Value Line TimelinessTM Select Portfolio (return before taxes)	4.65%	2.77%
PowerShares Value Line TimelinessTM Select Portfolio (return after taxes on distributions)	4.65%	2.77%
PowerShares Value Line TimelinessTM Select Portfolio (return after taxes on distributions and sale of Fund Shares)	3.02%	2.36%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.53%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes	18.37%	14.95%
Value Line TimelinessTM Select Index (reflects no deduction for fees, expenses or taxes	4.30%	2.43%

*  The Fund commenced operations on December 6, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The S&P 500® Index and the Russell 2000® Index are unmanaged indices based on the average performance of approximately 500 and 2,000 common stocks, respectively.

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Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.23%
Total Gross Annual Fund Operating Expenses	0.73%
Fee Waivers and Expense Assumption(6)	0.03%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from

56

exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$73	$231	$404	$905

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard

57

Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,878, $35,704, $61,607 and $136,686 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares Value Line Industry Rotation Portfolio

Ticker: PYH Intraday NAV Ticker: PYH.IV	CUSIP: 73935X179 Underlying Index: Value Line Industry Rotation Index (Ticker: VLINRX)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line Industry Rotation Index (the "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Value Line Industry Rotation Index. The Value Line Industry Rotation Index is comprised of 75 stocks chosen based on their TimelinessTM rank and their industry TimelinessTM rank. The Index includes the highest ranked stock for TimelinessTM from each of the 50 highest rated industries ranked based on industry TimelinessTM, and the second highest ranked stock for TimelinessTM from each of the top 25 industries ranked based on industry TimelinessTM ranks. Stocks in the Value Line Industry Rotation Index will be selected by Value Line Publishing, Inc. ("Value Line" or the "Index Provider") pursuant to a proprietary selection methodology. As of June 30, 2007, the Value Line Industry Rotation Index included companies with a market capitalization range of between $235.6 million and $246.0 billion. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Value Line Industry Rotation Index. The Fund's investment objective and 90% investment policy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Value Line Industry Rotation Index uses the core component rankings of the Value Line Investment Survey and Rankings, which includes the TimelinessTM Ranking System. The TimelinessTM Ranking System is the rank of a stock's potential relative market performance in the year ahead. TimelinessTM ranks are derived via a quantitative program using several inputs such as the long-term price and earnings history, recent price and earnings momentum, and earnings surprise. In simple terms TimelinessTM ranks are determined by a company's earnings growth and its stock's price performance. Stocks ranked one for TimelinessTM are stocks Value Line's research shows should out-perform as a whole in the coming six to 12 months. The industry TimelinessTM ranks are calculated by averaging the TimelinessTM ranks of each of the stocks in a particular industry. If an industry has a large number of stocks ranked one, the industry TimelinessTM rank is likely to be high. If an industry has a large number of stocks ranked five, the industry rank is likely to be low.

The Value Line Industry Rotation Index is adjusted quarterly, and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Value Line Industry Rotation Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the

59

performance of the Value Line Industry Rotation Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Value Line Industry Rotation Index in proportion to their weightings in the Value Line Industry Rotation Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Value Line Industry Rotation Index. There may also be instances in which the Adviser may choose to overweight another stock in the Value Line Industry Rotation Index, purchase securities not in the Value Line Industry Rotation Index which the Adviser believes are appropriate to substitute for certain securities in the Value Line Industry Rotation Index or utilize various combinations of other available investment techniques, in seeking to track the Value Line Industry Rotation Index. The Fund may sell stocks that are represented in the Value Line Industry Rotation Index in anticipation of their removal from the Value Line Industry Rotation Index or purchase stocks not represented in the Value Line Industry Rotation Index in anticipation of their addition to the Value Line Industry Rotation Index.

Index Construction

(1)  The highest ranked stock for TimelinessTM from each of the 50 highest ranked industries ranked based on industry TimelinessTM are selected.

(2)  The second highest ranked stocks for TimelinessTM from each of the 25 highest ranked industries ranked based on industry TimelinessTM are then selected.

(3)  These 75 stocks are equally weighted across the Value Line Industry Rotation.

Reconstitution and Rebalance

(1)  Stock components are removed from the Value Line Industry Rotation Index if they no longer meet the criteria for inclusion in the Value Line Industry Rotation Index.

(2)  When a stock is removed from the Value Line Industry Rotation Index, it is replaced with the stock(s) which meets the criteria set forth above.

(3)  The Value Line Industry Rotation Index is adjusted on a quarterly basis using the same methodology. Although the Value Line Industry Rotation Index is adjusted quarterly, it is updated daily. The Value Line Industry Rotation Index will use the then most current rank available.

60

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Value Line Industry Rotation Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Value Line Industry Rotation Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Value Line Industry Rotation Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Index as would be the case if it purchased all of the stocks in the Value Line Industry Rotation Index with the same weightings as the Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Value Line Industry Rotation Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

61

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on December 1, 2006 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.07%
Acquired Fund Fees and Expenses(6)	0.01%
Total Gross Annual Fund Operating Expenses	1.58%
Fee Waivers and Expense Assumption(7)	0.82%
Total Net Annual Fund Operating Expenses	0.76%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  "Acquired Fund fees and expenses" reflect the Acquired Funds' total annual operating fees and expenses and set forth the Fund's pro rata portion of the cumulative expenses charged by the Acquired Funds in which the Fund invests. The actual Acquired Fund expenses will

62

vary with changes in the allocations of the Fund's assets. These expenses are based on the total expense ratio of the Acquired Funds for each Acquired Fund's most recent fiscal period. Some Acquired Funds may have expense limitations or waivers that reduce total expenses.

(7)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$105	$445

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming the total costs(1) would be $27,346 if the Creation Unit is redeemed after one year, and $112,312 if the Creation Unit is redeemed after three years. If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

64

PowerShares Water Resources Portfolio

Ticker: PHO Intraday NAV Ticker: JDP	CUSIP: 73935X575 Underlying Index: Palisades Water Index (Ticker: ZWI)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Palisades Water Index (the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in ADRs and common stocks of companies in the water industry. For purposes of this 80% policy, a company will be considered to be in the water industry if at least 50% of its revenues come from water-related activities, as described below. In pursuit of its objective, the Fund will normally invest at least 90% of its total assets in ADRs and common stocks that comprise the Palisades Water Index. The Adviser will seek to match the performance of the Palisades Water Index. The Palisades Water Index is currently comprised of approximately 38 stocks of companies which are publicly traded in the United States. The Palisades Water Index includes companies that focus on the provision of potable water, the treatment of water and the technology and services that are directly related to water consumption. In tracking the Index, it is anticipated that a portion of the stocks will include small and medium capitalization stocks. As of June 30, 2007, the Palisades Water Index included companies with a market capitalization range of between $325.8 million and $404.0 billion. The Palisades Water Index was created by Hydrogen Ventures, LLC ("Hydrogen Ventures"). The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Palisades Water Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Palisades Water Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Palisades Water Index in proportion to their weightings in the Palisades Water Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Palisades Water Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Palisades Water Index, purchase securities not in the Palisades Water Index which the Adviser believes are appropriate to substitute for certain securities in the Palisades Water Index or utilize various combinations of other available investment techniques, in seeking

65

to track the Palisades Water Index. The Fund may sell stocks that are represented in the Palisades Water Index in anticipation of their removal from the Palisades Water Index, or purchase stocks not represented in the Palisades Water Index in anticipation of their addition to the Palisades Water Index.

Index Construction

The Palisades Water Index includes companies drawn from the following sectors:

Water Utilities: Water utilities are the regulated purveyors of water directly responsible for getting water supplies to residential, commercial and industrial users. Utilities may be public utilities or investor owned utilities. As public utilities, they are under the jurisdiction of regulatory bodies and must comply with a myriad of federal and state regulatory requirements to ensure the safety of drinking water and the protection of the environment. Foreign water utilities may operate under different regulatory frameworks than U.S. water utilities. The investor-owned water utilities included in the Palisades Water Index generally oversee the water and wastewater facilities for a specific geographical region or are structured as holding companies comprised of geographically diverse operating divisions.

Treatment: Treatment refers to the application of technologies and/or processes that alter the composition of water to achieve a beneficial objective in its use. The most critical treatment objective pertains to the global need for healthy drinking water. Water treatment specifically refers to the process of converting source water to drinking water of sufficient quality to comply with applicable regulations, thereby ensuring the protection of human health, or to treat water in the optimization of an industrial process. Wastewater treatment, though extricably linked to the provision of potable water and sanitation, can be differentiated within the treatment category by the objective of environmental protection. The treatment category, therefore, comprises those companies that play a key role in the physical, chemical or biological integrity of water and wastewater supplies.

Analytical/Monitoring: This category includes companies that provide services, manufacture instrumentation or develop techniques for the analysis, testing or monitoring of water and/or wastewater quality parameters. These analytics are applied to, directly or indirectly, achieve either a mandated compliance requirement or a management objective in optimizing the function of water relative to a specific use, whether municipal or industrial.

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Infrastructure/Distribution: This category includes the companies that supply products that are used as a component in the water infrastructure as it relates to the distribution of water. These companies include, among others, pipe manufacturers, pump, valve and flow control manufacturers, storage tanks and those companies that apply a specific technology or process to pipe rehabilitation, repair or replacement. These companies service and supply the components of the vast interconnected network of pipelines, mains, pumps, storage tanks, lift stations and smaller appurtenances of a water distribution system, as well as provide technologies utilized to upgrade, maintain and restore pipe networks as a cost-effective alternative to new construction.

Water Resource Management: This category includes companies that provide consulting, engineering and technical services in order to develop irrigation systems and other water resource management systems.

Conglomerates: The conglomerates category comprises those companies that contribute significantly to the water industry, yet are extensively diversified into other industries or markets such that the contribution of water-related activities is relatively small. Conglomerates are reviewed on a case-by-case basis. These companies may not be conglomerates in the traditional sense, but may have instead sought to apply a particular platform technology, product-line or service capability across several global markets, including water.

The number of issuers or the sectors comprising the Palisades Water Index may be changed from time to time. The Palisades Water Index is calculated using a modified equal weighting methodology. It is rebalanced quarterly.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Palisades Water Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates

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and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Palisades Water Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Palisades Water Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Palisades Water Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Palisades Water Index, as would be the case if it purchased all of the stocks in the Palisades Water Index with the same weightings as the Palisades Water Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Palisades Water Index.

Risk of Concentrating in the Water Industry

There are risks of concentrating in the water industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies.

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These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

Foreign Securities Risk

Since the Palisades Water Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies.

Depositary receipts also involve substantially identical risks to those associated with investments in foreign securities. In addition, the issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the

69

Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 13.30%.

Best Quarter	Worst Quarter
18.91% (1st Quarter 2006)	(7.43)% (2nd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares Water Resources Portfolio (return before taxes)	22.33%	19.97%
PowerShares Water Resources Portfolio (return after taxes on distributions)	21.96%	19.55%
PowerShares Water Resources Portfolio (return after taxes on distributions and sale of Fund Shares)	14.50%	16.73%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.79%	13.53%
Dow Jones Utility Index (reflects no deduction for fees, expenses or taxes	12.75%	12.16%
Palisades Water Index (reflects no deduction for fees, expenses or taxes)	23.19%	20.69%

*  The Fund commenced operations on December 6, 2005.

The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are

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hypothetical. The S&P 500® Index and the Dow Jones Utility Index are unmanaged indices based on the average performance of approximately 500 and 15 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.18%
Total Gross Annual Fund Operating Expenses	0.68%
Fee Waivers and Expense Assumption(6)	—%
Total Net Annual Fund Operating Expenses	0.68%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. however, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

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(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$69	$218	$379	$847

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation

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Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,420, $33,631, $57,802 and $127,980 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares WilderHill Clean Energy Portfolio

Ticker: PBW Intraday NAV Ticker: BWH	CUSIP: 73935X500 Underlying Index: WilderHill Clean Energy Index Intellidex (Ticker: ECO)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the WilderHill Clean Energy Index (the "Clean Energy Index" or "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Clean Energy Index. The Adviser will seek to match the performance of the Clean Energy Index. The Clean Energy Index is comprised of approximately 42 companies which are publicly traded in the United States and engaged in a business or businesses which the Clean Energy Index Selection Committee believes stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks are selected based on expert evaluation by the Clean Energy Index Selection Committee. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee. As of June 30, 2007, the Clean Energy Index included companies with a market capitalization range of between approximately $95.1 million and $30.4 billion. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

Companies selected for the Clean Energy Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Clean Energy Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Clean Energy Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Clean Energy Index in proportion to their weightings in the Clean Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the

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Fund may purchase a sample of stocks in the Clean Energy Index. There may also be instances in which the Adviser may choose to overweight another stock in the Clean Energy Index, purchase securities not in the Clean Energy Index which the Adviser believes are appropriate to substitute for certain securities in the Clean Energy Index or utilize various combinations of other available investment techniques, in seeking to track the Clean Energy Index. The Fund may sell stocks that are represented in the Clean Energy Index in anticipation of their removal from the Clean Energy Index or purchase stocks not represented in the Clean Energy Index in anticipation of their addition to the Clean Energy Index.

Index Construction

(1)  The Clean Energy Index uses modified equal dollar weighting. No single stock may exceed 3% of the total Clean Energy Index weight at the quarterly rebalancing.

(2)  For a stock to be included in the selection universe, a company must be identified as one which has a significant exposure to clean energy, or contribute to the advancement of clean energy or be important to the development of clean energy.

•  Companies in the Clean Energy Index generally (i) help prevent pollutants such as carbon dioxide, nitrous oxide, sulfur oxide or particulates—and avoid carbon or contaminants that harm oceans, land, air or ecosystems structure, (ii) work to further renewable energy efforts and do so in ecologically and economically sensible ways and (iii) incorporate the precautionary principles into their pollution prevention and clean energy efforts.

•  Companies under the Clean Energy Index stocks generally will not have their majority interests in the highest-carbon fuels: oil or coal.

•  Large companies with interests outside clean energy may be included if they are significant to this sector.

(3)  Market capitalization for the majority of Clean Energy Index stocks is $200 million and above. To account for notable but smaller companies sometimes significant to the clean energy field, a minority of Clean Energy Index stocks may have market capitalizations between $50 million and $200 million.

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(4)  To be eligible for the Clean Energy Index, a stock must have:

(i)  three-month average market capitalization of at least $50 million; and

(ii)  three-month average closing price above $1.00 if not currently in the Clean Energy Index.

Stock Universe

Companies selected for the Clean Energy Index include companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of companies in wind, solar power, hydrogen and fuel cells and directly related industries. Companies in emerging clean energy fields, such as wave, tidal, geothermal and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

The Clean Energy Index is currently comprised of companies focused on the following areas:

Renewable Energy Supplies-Harvesting. These are the producers of energy that is renewably-made, or manufacturers relevant to green energy such as the makers of turbines and rotors used for wind power, makers of solar photovoltaic panels and makers of biofuels derived from renewable vegetable crops, as examples. These renewable methods supply desired electrical power directly where needed—or this 'green' power could be stored as a clean fuel like hydrogen. Wind, solar biofuels, hydro and waste-to-energy notably carry less burden of pollution, and renewable sources allow distributed generation that makes power closer to need. Retailers of clean energy systems are included.

Energy Storage. This wide-ranging category includes hydrogen storage by compression, hydrides or other means. Advanced batteries hold energy in familiar ways, while flywheels make use of momentum and spinning at high speeds to store energy. Supercapacitors build and then release large amounts of power very quickly. Because most renewable power is not 'firm' meaning not always on—like

76

solar power that works only by day, or wind power just at windy times—joining renewable power with energy storage systems often makes sense.

Hydrogen Production. In the future hydrogen—a gas that's the lightest and most abundant element—may become an 'energy carrier' by moving power made one place to where hopefully it is needed. For instance sun or wind power might be used to convert water into hydrogen, to power personal electronics, homes, cities, cars, etc. Hydrogen used in fuel cells or modified engines may offer an elegant energy path that prevents pollution while becoming better than fossil fuels to boot. However, there are numerous daunting technical challenges including the lack of a hydrogen infrastructure and very high cost. Hydrogen and fuel cells are in only early technical development, not widely commercialized for energy systems, and are still far more costly than fossil fuels in practice. Presently, nearly all the industrial hydrogen comes from natural gas; smaller systems are emerging to potentially create fuel by electrolysis of water.

Energy Conversion. These are devices that convert fuels such as hydrogen to electrical power wherever needed. For instance, fuel cells are electrochemical devices that can directly convert a fuel like hydrogen plus air—to desired electricity. They are much more efficient and far cleaner than the combustion engines that burn fossil fuels. They are also fundamentally different from combustion engines of the recent past, with the fuel cell 'stacks' and the balance of plant involving specific components and materials. Alternatively, cleaner combustion can utilize fuels like hydrogen or biofuels, but in a combustion engine that is much less polluting. Energy conversion is critical—but depends on having clean fuels such as hydrogen or liquid biofuels.

Cleaner Utilities. Among utilities in the United States are several explicitly emphasizing cleaner methods of making electric power including wind, solar, biogas, geothermal, hydro and others that can prevent pollution, while also ensuring greater price stability for the consumer. Unlike conventional plants, the price of renewable energy—though still costly—is widely declining. Should pollution such as from coal or oil be seen as more significant, or traditional fuel supplies be constrained or interrupted and prices rise—these alternative, independent and renewable approaches to producing utility power to the grid can become increasingly relevant.

Power Delivery and Conservation. Of importance in clean energy systems are the electronics needed to smooth power outputs, convert DC to AC and match

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power loads to output. This includes inverters and equipment for power conditioning, and in transport, power management for hybrid, hydrogen and fuel cell vehicles. Superconductors made of exotic materials might allow power to be delivered efficiently over large distances. For computers, uninterruptible power may be desired combining storage with conditioning. Notably products for energy efficiency and conservation broadly conceived are included. This includes various end-use improvements such as appliance makers designing exceptionally energy-efficient goods, or products curtailing need for power in the first place.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Clean Energy Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Non-Correlation Risk

The Fund's return may not match the return of the Clean Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Clean Energy Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Clean Energy Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Clean Energy Index, as would be the case if it purchased all of the stocks in the Clean Energy Index with the same weightings as the Clean Energy Index.

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Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Clean Energy Index.

Clean Energy Industry Concentration

The clean energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. Further, the clean energy industry can be significantly affected by intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts, and can be subject to risks associated with hazardous materials. The clean energy industry can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. The industry also can be significantly affected by the supply of and demand for specific products or services, the supply of and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions.

Shares in the companies involved in this industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

This industry sector is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Changes in U.S., European and other governments' policies towards alternative power and power technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies

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with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

The price of crude oil, natural gas, electricity produced from traditional hydro power and that generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Non-Diversified Fund Risk

In addition, the Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Small and Medium-Sized Company Risk

Investing in securities of small and medium-sized companies involves greater risk than is customarily associated with investing in more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often smaller and medium capitalization companies and the industries in which they are focused are still evolving and this may make them more sensitive to changing market conditions.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Performance Information*

The bar chart that follows shows how the Fund performed. The table below the bar chart shows the Fund's average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund's performance from year to year and by showing how the Fund's average annual returns for one year compared with a broad measure of market performance. All returns assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after income taxes) is not necessarily indicative of how the Fund will perform in the future.

The Fund's year-to-date total return for the six months ended June 30, 2007 was 19.20%.

Best Quarter	Worst Quarter
31.54% (1st Quarter 2006)	(10.98)% (3rd Quarter 2006)

*  The bar chart above includes only complete calendar years following inception. The best and worst quarters above include numbers from complete calendar years only.

Average Annual Total Returns for the Periods Ended December 31, 2006

	Past One Year	Since Inception*
PowerShares WilderHill Clean Energy Portfolio (return before taxes)	7.52%	6.06%
PowerShares WilderHill Clean Energy Portfolio (return after taxes on distributions)	7.42%	6.01%
PowerShares WilderHill Clean Energy Portfolio (return after taxes on distributions and sale of Fund Shares)	4.89%	5.14%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	9.52%	9.13%
S&P 500® Index (reflects no deduction for fees, expenses or taxes	15.79%	11.08%
WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)	5.23%	5.09%

*   The Fund commenced operations on March 3, 2005.

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The Fund's investment objective, risks and expenses should also be considered when comparing investment returns. The index performance results are hypothetical. The NASDAQ Composite Index and the S&P 500® Index are unmanaged indices based on the average performance of approximately 3,300 and 500 common stocks, respectively.

Performance data quoted represents past performance. Past performance is not a guarantee of future results; current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. The Fund's performance reflects fee waivers, absent which, performance would have been lower.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses (1)((2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.20%
Total Gross Annual Fund Operating Expenses	0.70%
Fee Waivers and Expense Assumption(6)	—%
Total Net Annual Fund Operating Expenses	0.70%

(1)  When buying or selling Shares through a Broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

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(5)  "Other Expenses" have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$72	$224	$390	$871

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The costs under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation

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Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $1,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $11,726, $34,581, $59,443 and $131,580 if the Creation Unit is redeemed after three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares WilderHill Progressive Energy Portfolio

Ticker: PUW Intraday NAV Ticker: PUW.IV	CUSIP: 73935X161 Underlying Index: WilderHill Progressive Energy Index Intellidex (Ticker: WHPRO)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the WilderHill Progressive Energy Index (the "Progressive Energy Index" or the "Underlying Index").

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in common stocks of companies principally engaged in the progressive energy business. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Progressive Energy Index. The Adviser will seek to match the performance of the Progressive Energy Index. Companies in the Progressive Energy Index will be selected by WilderShares, LLC ("WilderHill" or the "Index Provider") pursuant to a proprietary selection methodology. The Progressive Energy Index is comprised of approximately 47 companies which are publicly traded in the United States and engaged in a business or businesses which the Progressive Energy Index Selection Committee believes stand to benefit substantially from a societal shift toward the transitional energy technologies significant in improving the use of fossil fuels and nuclear power. As of June 30, 2007, the Progressive Energy Index included companies with a market capitalization range of between $140.5 million and $195.8 billion. Stocks are selected based on expert evaluation by the Progressive Energy Index Selection Committee. The list of component stocks is reviewed quarterly, or more often, at the discretion of the Selection Committee. The 90% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed. The 80% investment policy noted above is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Progressive Energy Index is adjusted quarterly, and the Fund, using an "indexing investment approach, attempts to replicate, before expenses, the performance of the Progressive Energy Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Progressive Energy Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Progressive Energy Index in proportion to their weightings in the Progressive Energy Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Progressive Energy Index. There may also be instances in which the Adviser may choose to overweight another stock in the Progressive Energy Index, purchase securities

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not in the Progressive Energy Index which the Adviser believes are appropriate to substitute for certain securities in the Progressive Energy Index or utilize various combinations of other available investment techniques, in seeking to track the Progressive Energy Index. The Fund may sell stocks that are represented in the Progressive Energy Index in anticipation of their removal from the Progressive Energy Index or purchase stocks not represented in the Progressive Energy Index in anticipation of their addition to the Progressive Energy Index.

Index Construction

(1) The Progressive Energy Index uses modified equal dollar weighting. No single stock may exceed 5% of the total Progressive Energy Index weight at the quarterly rebalancing.

(2) For a stock to be included in the selection universe, a company must be identified as one which has significant exposure to transitional energy technologies focusing on improving the nearer-term use of fossil fuels and nuclear power, contributing to their advancement or important to the development of these energy technologies.

(3) To be eligible for the Progressive Energy Index, a stock must have: (i) three-month average market capitalization of at least $150 million; (ii) three-month average closing price above $1.00 if not currently in the Progressive Energy Index; and (iii) a listing on the NYSE, the AMEX or the NASDAQ and, if a foreign company, have its ADRs listed on the NYSE, the AMEX or the NASDAQ.

(4) WilderHill may, at any time and from time to time, change the number of issues comprising the Progressive Energy Index by adding or deleting one or more component stocks, or replacing one or more issues contained in the Progressive Energy Index with one or more substitute stocks of its choice, if in WilderHill's discretion such addition, deletion or substitution is necessary or appropriate to maintain the quality and/or character of the progressive energy industry.

Stock Universe

The Progressive Energy Index is a modified equal-weighted index composed of companies in transitional energy technologies significant in improving the use of fossil fuels and nuclear power. The Progressive Energy Index is currently comprised of companies focused on the following areas:

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Alternative Energy: This area encompasses alternative fuels including nuclear power and uranium fuel, innovative fossil fuel technologies, natural gas and liquefied natural gas, gas-to-liquids, hydrogen and methanol. Biofuels from renewable crops, ethanol, alcohol-based fuels and other alternatives are also included within alternative energy. Lower-carbon, or the carbon-neutral near-term bridging options, are generally favored as part of a more responsible approach to fossil fuels. Somewhat higher-carbon options may be included if they also offer significant advantages such as energy security.

Better Efficiency: Companies that offer transitional improvements for efficiency, power management and demand-side reduction, as a means to save energy in the first place.

Emission Reduction: This area includes end-of-pipe pollution controls, approaches that can reduce pollutants from fossil fuels and advances in so-called "clean coal."

New Energy Activity: Companies engaging in new energy activity possess emerging technologies for improving combustion of fossil fuels and other innovative energy techniques, including nanotechnology, nuclear power and the bridge to smarter energy consumption such as advanced motors and appliances. Work by conglomerates developing smarter energy production and consumption products is included.

Greener Utilities: Greener utilities are those that are striving for greener power production.

Innovative Materials: Innovative materials include smart energy production and use.

Energy Storage: Energy storage includes advanced batteries and storage of gaseous fuels.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on Additional Risks for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Progressive Energy Index.

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Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Energy Industry Risk

The alternative and transitional energy industry can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations.

Shares in the companies involved in this industry have been significantly more volatile than shares of companies operating in other more established industries. Certain valuation methods currently used to value companies involved in the alternative and transitional energy industries, particularly those companies that have not yet traded profitably, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to further increase the volatility of certain alternative and transitional energy company share prices.

This industry is relatively nascent and under-researched in comparison to more established and mature sectors, and should therefore be regarded as having greater investment risk.

Changes in U.S., European and other governments' policies towards alternative and transitional energy technology also may have an adverse effect on the Fund's performance.

The Fund may invest in the shares of companies with a limited operating history, some of which may never have traded profitably. Investment in young companies with a short operating history is generally riskier than investment in companies with a longer operating history.

The Fund, being composed of securities issued by companies operating in a limited number of industries, will carry greater risk and may be more volatile than a portfolio composed of securities issued by companies operating in a wide variety of different industries.

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The price of crude oil, natural gas, electricity generated from nuclear power and possibly other as yet undiscovered energy sources could potentially have a negative impact on the competitiveness of renewable energies.

Non-Correlation Risk

The Fund's return may not match the return of the Progressive Energy Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of the Progressive Energy Index as would be the case if it purchased all of the stocks in the Progressive Energy Index with the same weightings as the Index.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Progressive Energy Index.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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How the Fund Has Performed

The Fund commenced operations on October 24, 2006 and therefore does not have a performance history for a full calendar year.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	0.85%
Total Gross Annual Fund Operating Expenses	1.35%
Fee Waivers and Expense Assumption(6)	0.62%
Total Net Annual Fund Operating Expenses	0.73%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" Below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$96	$387	$700	$1,588

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-, five- and ten-year examples do not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $24,892, $97,722, $175,966 and $397,975 if the Creation Unit is redeemed after one, three, five and ten years, respectively.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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PowerShares DWA Technical LeadersTM Portfolio

Ticker: PDP Intraday NAV Ticker: DWTL	CUSIP: 73935X153 Underlying Index: Dorsey Wright Technical LeadersTM Index (Ticker: DWTL)

Investment Objective, Strategies and Risks

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dorsey Wright Technical LeadersTM Index (the "Technical LeadersTM Index" or the "Underlying Index").

Principal Investment Strategies

The Adviser will seek to match the performance of the Technical LeadersTM Index. The Technical LeadersTM Index is comprised of stocks of approximately 100 U.S. companies that are selected pursuant to a proprietary selection methodology of Dorsey Wright & Associates ("Dorsey Wright" or the "Index Provider"), designed to identify companies that demonstrate powerful relative strength characteristics. Relative strength characteristics are based upon each security's market performance. The companies are selected from a broad mid-cap and large-cap universe. As of June 30, 2007, the Technical LeadersTM Index included 100 companies with a market capitalization range of between $2.1 billion and $122.3 billion. The Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technical LeadersTM Index. The Fund's investment objective and 90% investment policy are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed.

The Technical LeadersTM Index is adjusted quarterly and the Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technical LeadersTM Index. The Adviser seeks correlation over time of 0.95 or better between the Fund's performance and the performance of the Technical LeadersTM Index; a figure of 1.00 would represent perfect correlation. The Fund generally will invest in the stocks comprising the Technical LeadersTM Index in proportion to their weightings in the Technical LeadersTM Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Technical LeadersTM Index. There may also be instances in which the Adviser may choose to overweight another stock in the Technical LeadersTM Index, purchase securities not in the Technical LeadersTM Index which the Adviser believes are appropriate to substitute for certain securities in the Technical LeadersTM Index or utilize various combinations of other available investment techniques, in seeking to track the Technical LeadersTM Index. The Fund may sell stocks that are represented in the Technical LeadersTM Index in anticipation of their removal

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from the Technical LeadersTM Index or purchase stocks not represented in the Technical LeadersTM Index in anticipation of their addition to the Technical LeadersTM Index.

Dorsey Wright Technical LeadersTM Index Methodology

The Dorsey Wright Technical LeadersTM Index methodology is designed to identify those stocks that have powerful relative strength characteristics. The methodology evaluates companies quarterly, and then ranks them based on a proprietary algorithm. Stocks that are selected receive a modified equal weighting.

Index Construction

The Technical LeadersTM Index includes companies selected pursuant to a proprietary methodology of Dorsey Wright designed to identify companies that demonstrate powerful relative strength characteristics and are listed on the NYSE, the AMEX or the NASDAQ. The 3,000 largest U.S. stocks (by market capitalization) traded on the NYSE, the AMEX or the NASDAQ are ranked using a proprietary relative strength methodology. The methodology takes into account, among other things, the performance of each of the 3,000 companies in the eligible universe as compared to a benchmark index and the relative performance of industry sectors and sub-sectors. Approximately 100 of these stocks are selected for inclusion in the Technical LeadersTM Index. Stocks that are selected receive a modified equal weighting.

Principal Risks of Investing in the Fund

The following specific risk factors have been identified for the Fund. See also the section on "Additional Risks" for other risk factors.

Market Trading Risk

Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Technical LeadersTM Index.

Market Risk

The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

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Non-Correlation Risk

The Fund's return may not match the return of the Technical LeadersTM Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Technical LeadersTM Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Technical LeadersTM Index.

The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Technical LeadersTM Index as would be the case if it purchased all of the stocks in the Index with the same weightings as the Technical LeadersTM Index.

Medium-Sized Company Risk

Investing in securities of medium-sized companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies' stocks may be more volatile and less liquid than those of more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Often medium capitalization companies and the industries in which they are focused are still evolving, which may make them more sensitive to changing market conditions.

Non-Diversified Fund Risk

The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Replication Management Risk

Unlike many investment companies, the Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Technical LeadersTM Index.

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Issuer-Specific Changes

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund's Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

How the Fund Has Performed

The Fund commenced operations on March 1, 2007 and therefore does not have a performance history for a full calendar year. Visit powershares.com for current performance figures.

What are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Transaction Expenses(1)(2) (fees paid directly from your investments)	None*
Standard Creation/Redemption Transaction Fee	$500+
Maximum Creation/Redemption Transaction Fee(2)	$2,000+
Annual Fund Operating Expenses(3) (expenses that are deducted from the Fund's assets)
Management Fees	0.50%
Distribution and Service (12b-1) Fees(4)	—%
Other Expenses(5)	1.46%
Total Gross Annual Fund Operating Expenses	1.96%
Fee Waivers and Expense Assumption(6)	1.24%
Total Net Annual Fund Operating Expenses	0.72%

(1)  When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges.

(2)  If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard creation or redemption transaction fee will be charged.

(3)  Expressed as a percentage of average net assets.

(4)  The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund.

(5)  "Other Expenses" are based on estimated amounts for the current fiscal year and have been restated to reflect current administrative and Trustee fees.

(6)  Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, sub-licensing fees, offering costs and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average net assets per year, at least until April 30, 2008. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to the Fund's

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Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which the Adviser has agreed to waive its management fees and/or pay certain operating expenses of the Fund in order to maintain the expense ratio of the Fund at or below 0.60% (excluding the expenses set forth above) (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

+  Paid by Authorized Participants that purchase or redeem Shares in Creation Units only.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's gross operating expenses remain the same. Although your actual costs may be higher or lower, your costs(1), based on these assumptions, would be:

1 YEAR	3 YEARS
$116	$535

(1)  The cost under the one-year example reflects the Adviser's agreement with the Fund to waive fees and/or reimburse expenses to the level specified in the fee table. The cost under the three-year example does not reflect this agreement after the first year.

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems Shares at NAV only in large blocks of 100,000 Shares (each block of 100,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements and called Authorized Participants ("APs") can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee of $500 for each redemption transaction (regardless of the number of Creation Units involved).* APs who hold Creation Units in inventory

*  See "Creations, Redemptions and Transaction Fees" later in this Prospectus.

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will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $2,500,000 and a 5% return each year, and assuming that the Fund's gross operating expenses remain the same, the total costs(1) would be $29,881 if the Creation Unit is redeemed after one year, and $134,788 if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the NSCC or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of the Fund and do not impact the Fund's expense ratio.

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Additional Investment Strategies

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective Underlying Index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective Underlying Index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day the NYSE is open) for additions and deletions to each Fund's Underlying Index to be reflected in the portfolio composition of each Fund.

Each of the policies described herein, including the investment objective of each Fund (except for the PowerShares Water Resources Portfolio), constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information under "Investment Restrictions."

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 102% of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Additional Risks

Trading Issues

Trading in Shares on the AMEX or NYSE may be halted due to market conditions or for reasons that, in the view of the AMEX or NYSE, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX and NYSE is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX and NYSE "circuit breaker" rules. There can be no assurance that the

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requirements of the AMEX or NYSE necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The NAV of a Fund's Shares will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the AMEX or NYSE. The Adviser cannot predict whether the Shares will trade below, at or above NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's Underlying Index trading individually or in the aggregate at any point in time. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Adviser believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

Portfolio Holdings

A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Management of the Funds

PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. PowerShares Capital Management LLC serves as the investment adviser to the Trust, also known as PowerShares XTF, and the PowerShares Global Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management in excess of $12 billion as of July 31, 2007. PowerShares XTF is currently comprised of seventy exchange-traded funds.

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On September 18, 2006, INVESCO PLC acquired PowerShares Capital Management LLC. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $499 billion in assets under management as of June 30, 2007, is listed on the London, New York and Toronto stock exchanges with the symbol "IVZ."

PowerShares Capital Management LLC has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

PowerShares uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages PowerShares extensive resources.

Portfolio Managers

John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of each Fund. In this capacity, he oversees the team of portfolio managers responsible for the day-to-day management of the Funds. The team of portfolio managers who are currently responsible for the day-to-day management of the Funds' portfolios are Peter Hubbard, Jason Stoneberg, Rudolf Reitmann and Travis Trampe (the "Portfolio Managers") and are led by Jason Stoneberg for all Funds except for PowerShares Value Line TimelinesTM Portfolio and PowerShares Value Line Industry Rotation Portfolio which are led by Travis Trampe, who reports to Mr. Southard. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with members of his team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

John Southard is a Managing Director at the Adviser and has been with the Adviser since its inception in August 2002. Mr. Southard has managed each Fund since inception. Prior to his current position, he was a Senior Equity Analyst at Charles Schwab & Company from May 2001 to August 2002. Prior to this, Mr. Southard was a Vice President, Portfolio Manager and Equity Analyst at First Trust Portfolios LP (formerly, Nike Securities LP) from October 1992 to May 2001.

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Peter Hubbard is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Prior to joining the Adviser, Mr. Hubbard was a Research Analyst and Trader for Ritchie Capital from September 2003 to May 2005.

Jason Stoneberg is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Stoneberg was a Research Analyst for the Adviser from January 2006 to June 2007.

Rudolf Reitmann is the Vice President of Operations Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Reitmann has been the Vice President of Operations Management of the Adviser since October 9th, 2006. Prior to joining the Adviser, Mr. Reitman worked as Assistant Vice President of ETF Services for The Bank of New York Mellon.

Travis Trampe is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since June 1, 2007. Mr. Trampe has been an employee of the Adviser since April 2006. Prior to joining the Adviser, Mr. Trampe was an analyst for Principal Global Investors from December 1994 to September 2006 and Research Analyst for Quantitative Services Group LLC from October 2006 to May 2007.

The Adviser will receive fees from each Fund equal to 0.50% of the Fund's average daily net assets. Pursuant to the Investment Advisory Agreement with respect to each Fund included in this Prospectus, until at least April 30, 2008, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions, offering costs, sub-licensing fees and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets per year. The offering costs excluded from the 0.60% expense cap are: (a) legal fees pertaining to each Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have also entered into the Expense Agreement, applicable to each Fund, in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the Expense Cap. Expenses borne by the Adviser are subject to reimbursement by each Fund up to three years from the date the fee or expense

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was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

A discussion regarding the basis for the Board's approval of the Funds' Investment Advisory Agreement is available in the Funds' Annual Report to Shareholders for the fiscal year ended April 30, 2007 (except PowerShares CleantechTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares DWA Technical LeadersTM Portfolio, which will be available in the Funds' Semi-Annual Report to Shareholders for the period ended October 31, 2007).

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, sub-licensing fees for use of the Underlying Indexes, any distribution fees or expenses, offering fees or expenses and extraordinary expenses.

How to Buy and Sell Shares

The Shares are issued or redeemed by each Fund at NAV per Share only in Creation Units. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on the AMEX or NYSE. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "oddlots," at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares of the Funds trade under the following AMEX or NYSE symbols:

Fund	Trading Symbol
PowerShares Aerospace & Defense Portfolio	PPA

PowerShares CleantechTM Portfolio	PZD

PowerShares Golden Dragon Halter USX China Portfolio	PGJ

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Fund	Trading Symbol
PowerShares Listed Private Equity Portfolio	PSP

PowerShares Lux Nanotech Portfolio	PXN

PowerShares Value Line TimelinessTM Select Portfolio	PIV

PowerShares Value Line Industry Rotation Portfolio	PYH

PowerShares Water Resources Portfolio	PHO

PowerShares WilderHill Clean Energy Portfolio	PBW

PowerShares WilderHill Progressive Energy Portfolio	PUW

PowerShares DWA Technical LeadersTM Portfolio	PDP

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, only in Creation Units of 100,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on the AMEX or NYSE may differ from the Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

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The AMEX or NYSE disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund Shares ("market timing"). In establishing this policy, the Board evaluated the risks of market timing activities by the Trust's shareholders. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants and that the vast majority of trading in the Funds' Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds' trading costs and the realization of capital gains. In addition, the Board considered that because trades directly with the Funds are mainly effected in-kind (i.e., for securities), they do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. Moreover, the Funds impose transaction fees on in-kind purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting in-kind trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that any attempts to market time the Funds by shareholders would not result in negative impact to the Funds or their shareholders.

Creations, Redemptions and Transaction Fees

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to the purchase and redemption

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of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Purchase

In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Underlying Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the NSCC immediately prior to the opening of business each day of the AMEX or NYSE. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through either (i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units (collectively, "Authorized Participant" or "AP"). All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX or NYSE (ordinarily 4:00 p.m. New York time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the principal underwriter no later than 3:00 p.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that

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cash is used in lieu of securities to purchase Creation Units. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Redemption

Each Fund's custodian makes available immediately prior to the opening of business each day of the AMEX or NYSE, through the facilities of the NSCC, the list of the names and the numbers of shares of the Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of the Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Trust equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. For more

106

details, see "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX or NYSE (ordinarily 4:00 p.m. New York time) in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 3:00 p.m. New York time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. Each Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, each Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the Statement of Additional Information.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•  Your Fund makes distributions,

•  You sell your Shares listed on the AMEX or NYSE, and

•  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid quarterly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

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Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local tax on Fund distributions and sales of Fund Shares. Consult your personal tax advisor about the potential tax consequences of an investment in Fund Shares under all applicable tax laws. For more information, please see the Statement of Additional Information section "Taxes."

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Distribution Plan

AIM Distributors, Inc. serves as the distributor (the "Distributor") of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of each Fund's assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Net Asset Value

The Bank of New York Mellon ("BONY") calculates each Fund's NAV at the close of regular trading (normally 4:00 p.m. New York time) every day the NYSE is open. NAV is calculated by deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust's Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are valued at the last sales price that day based on the official closing price of the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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Fund Service Providers

BONY, 101 Barclay Street, New York, NY 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, serves as legal counsel to the Funds.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10036, serves as the Funds' independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' Annual Report, which is available upon request.

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PowerShares Aerospace & Defense Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.37	$14.91
Net investment income**	0.05	0.03
Net realized and unrealized gain on investments	2.83	2.45
TOTAL FROM OPERATIONS	2.88	2.48
Undistributed net investment income included in price of units issued and redeemed**	— (a)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.06)	(0.02)
Tax return of capital	— (a)	—
Total distributions	(0.06)	(0.02)
NET ASSET VALUE AT END OF PERIOD	$20.19	$17.37
TOTAL RETURN***	16.66%	16.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$201,886	$85,136
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.66%	0.68%†
Expenses, prior to waivers	0.77%	0.80%†
Net investment income, net of waivers	0.28%	0.31%†
Portfolio turnover rate††	16%	1%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

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PowerShares CleantechTM Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.70
Net investment loss**	(0.04)
Net realized and unrealized gain on investments	2.41
TOTAL FROM OPERATIONS	2.37
Undistributed net investment income included in price of units issued and redeemed**	0.01
NET ASSET VALUE AT END OF PERIOD	$27.08
TOTAL RETURN***	9.64%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$21,663
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	1.06	%†
Net investment loss, net of waivers	(0.29	)%†
Portfolio turnover rate††	22%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Golden Dragon Halter USX China Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Year Ended April 30, 2006	For the Period December 9, 2004* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$16.90		$13.00	$14.55
Net investment income**	0.20		0.17	0.06
Net realized and unrealized gain (loss) on investments	4.53		3.89	(1.61)
TOTAL FROM OPERATIONS	4.73		4.06	(1.55)
Undistributed net investment income included in price of units issued and redeemed**	0.01		—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.21)		(0.16)	—
NET ASSET VALUE AT END OF PERIOD	$21.43		$16.90	$13.00
TOTAL RETURN***	28.53%		31.52%	(10.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$394,320		$238,330	$49,384
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.70%		0.71%	0.70%†
Expenses, prior to waivers	0.72	%†††	0.88%	0.97%†
Net investment income, net of waivers	1.06%		1.18%	1.24%†
Portfolio turnover rate††	17%		21%	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of 0.01% for the year ended April 30, 2007.

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PowerShares Listed Private Equity Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.09
Net investment income**	0.44
Net realized and unrealized gain on investments	2.52
TOTAL FROM OPERATIONS	2.96
Undistributed net investment income included in price of units issued and redeemed**	0.08
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.34)
NET ASSET VALUE AT END OF PERIOD	$27.79
TOTAL RETURN***	12.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$150,078
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71	%†
Expenses, prior to waivers	0.82	%†
Net investment income, net of waivers	3.38	%†
Portfolio turnover rate††	19%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

115

PowerShares Lux Nanotech Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007	For the period October 26, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$19.05	$15.32
Net investment income (loss)**	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	(1.54)	3.79
TOTAL FROM OPERATIONS	(1.56)	3.81
Undistributed net investment income included in price of units issued and redeemed**	(0.01)	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(0.01)
Tax return of capital	—	(0.07)
TOTAL DISTRIBUTIONS	—	(0.08)
NET ASSET VALUE AT END OF PERIOD	$17.48	$19.05
TOTAL RETURN***	(8.24)%	24.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$159,052	$112,416
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.71%	0.73%†
Expenses, prior to waivers	0.79%	0.83%†
Net investment income (loss), net of waivers	(0.09)%	0.17%†
Portfolio turnover rate††	16%	6%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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PowerShares Value Line TimelinessTM Select Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$17.09		$15.52
Net investment loss**	(0.01)		(0.02)
Net realized and unrealized gain on investments	0.51		1.59
TOTAL FROM OPERATIONS	0.50		1.57
Undistributed net investment income included in price of units issued and redeemed**	—	(a)	—
NET ASSET VALUE AT END OF PERIOD	$17.59		$17.09
TOTAL RETURN***	2.93%		10.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$272,608		$182,810
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.70%		0.71	%†
Expenses, prior to waivers	0.75	%†††	0.78	%†
Net investment loss, net of waivers	(0.06)%		(0.30	)%†
Portfolio turnover rate††	113%		39%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

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PowerShares Value Line Industry Rotation Portfolio

FINANCIAL HIGHLIGHTS

	For the period December 1, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$25.19
Net investment income**	—	(a)
Net realized and unrealized gain on investments	2.86
TOTAL FROM OPERATIONS	2.86
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(a)
Tax return of capital	(0.01)
Total distributions	(0.01)
NET ASSET VALUE AT END OF PERIOD	$28.04
TOTAL RETURN***	11.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$33,650
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.75	%†
Expenses, prior to waivers	1.21	%†
Net investment income, net of waivers	0.03	%†
Portfolio turnover rate††	13%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

118

PowerShares Water Resources Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the period December 6, 2005* through April 30, 2006
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$18.25		$15.32
Net investment income**	0.17		0.02
Net realized and unrealized gain on investments	0.93		2.94
TOTAL FROM OPERATIONS	1.10		2.96
Undistributed net investment income included in price of units issued and redeemed**	0.02		—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.17)		(0.03)
NET ASSET VALUE AT END OF PERIOD	$19.20		$18.25
TOTAL RETURN***	6.26%		19.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,606,782		$991,208
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.66%		0.67	%†
Expenses, prior to waivers	0.67	%†††	0.70	%†
Net investment income, net of waivers	0.96%		0.40	%†
Portfolio turnover rate††	27%		2%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of less than 0.01% for the year ended April 30, 2007.

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PowerShares WilderHill Clean Energy Portfolio

FINANCIAL HIGHLIGHTS

	For the Year Ended April 30, 2007		For the Year Ended April 30, 2006	For the Period March 3, 2005* through April 30, 2005
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$22.38		$12.86	$15.61
Net investment income**	0.04		(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	(3.09)		9.59	(2.74)
TOTAL FROM OPERATIONS	(3.05)		9.52	(2.75)
Undistributed net investment income included in price of units issued and redeemed**	0.01		—	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.05)		—	—
Tax return of capital	—	(a)	—	—
Total distributions	(0.05)		—	—
NET ASSET VALUE AT END OF PERIOD	$19.29		$22.38	$12.86
TOTAL RETURN***	(13.58)%		74.03%	(17.59)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$914,345		$722,940	$27,012
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers and reimbursements	0.70%		0.71%	0.70%†
Expenses, prior to waivers and reimbursements	0.69	%†††	0.75%	1.35%†
Net investment income (loss), net of waivers and reimbursements	0.24	%††††	(0.39)%	(0.31)%†
Portfolio turnover rate††	41%		6%	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

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FINANCIAL HIGHLIGHTS

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

†††  These expenses, prior to waivers, include amounts reimbursed to the Adviser under the Expense Agreement of 0.02% for the year ended April 30, 2007.

††††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $6.72 per share owned of Scottish Power Plc ADR on May 18, 2006. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were $(0.04) and (0.23)%, respectively, for the year ended April 30, 2007.

(a)  Amount represents less than $0.005.

121

PowerShares WilderHill Progressive Energy Portfolio

FINANCIAL HIGHLIGHTS

	For the period October 24, 2006* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$24.91
Net investment income**	0.06
Net realized and unrealized gain on investments	3.68
TOTAL FROM OPERATIONS	3.74
Undistributed net investment income included in price of units issued and redeemed**	—	(a)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(0.02)
NET ASSET VALUE AT END OF PERIOD	$28.63
TOTAL RETURN***	15.01%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$22,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.74	%†
Expenses, prior to waivers	1.09	%†
Net investment income, net of waivers	0.45	%†
Portfolio turnover rate††	12%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  Amount represents less than $0.005.

122

PowerShares DWA Technical LeadersTM Portfolio

FINANCIAL HIGHLIGHTS

	For the period March 1, 2007* through April 30, 2007
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD	$23.95
Net investment income**	0.04
Net realized and unrealized gain on investments	1.52
TOTAL FROM OPERATIONS	1.56
Undistributed net investment income included in price of units issued and redeemed**	0.07
NET ASSET VALUE AT END OF PERIOD	$25.58
TOTAL RETURN***	6.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$92,090
RATIO TO AVERAGE NET ASSETS OF:
Expenses, net of waivers	0.72	%†
Expenses, prior to waivers	1.78	%†
Net investment income, net of waivers††	1.50	%†
Portfolio turnover rate†††	9%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

†  Annualized.

††  Net investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $15.00 per share owned of Dean Foods Co. on April 2, 2007. Net investment loss per share and the ratio of net investment loss to average net assets excluding the special dividend were less than $0.005 and (0.11)%, respectively, for the year ended April 30, 2007.

†††  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

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Index Providers

ISBC is the Index Provider for the PowerShares Aerospace & Defense Portfolio. ISBC is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with ISBC to use the Underlying Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

Cleantech is the Index Provider for the PowerShares CleantechTM Portfolio. There is no relationship between Cleantech Capital Indices, LLC and the Distributor, the Adviser or the Trust other than a license by Cleantech to the Adviser of certain Cleantech trademarks and trade names, and the CleantechTM Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the CleantechTM Index have been created and developed by Cleantech without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Halter Financial Group, Inc. ("Halter Financial") is the Index Provider for the PowerShares Golden Dragon Halter USX China Portfolio. Halter Financial is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Halter Financial to use the Underlying Index. The PowerShares Golden Dragon Halter USX China Portfolio is entitled to use the Underlying Index pursuant to a sublicensing arrangement with the Adviser.

Red Rocks is the Index Provider for the PowerShares Listed Private Equity Portfolio. There is no relationship between Red Rocks and the Distributor, the Adviser or the Trust other than a license by Red Rocks to the Adviser of certain Listed Private Equity Marks, trademarks and trade names, and the Listed Private Equity Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Listed Private Equity Index have been created and developed by Red Rocks without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Lux is the Index Provider for the PowerShares Lux Nanotech Portfolio. Lux is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Lux to use the Index. The PowerShares Lux Nanotech Portfolio is entitled to use the Underlying Index pursuant to a sub-licensing arrangement with the Adviser.

Value Line, Inc. is the Index Provider for the PowerShares Value Line TimelinessTM Select Portfolio and PowerShares Value Line Industry Rotation Portfolio. Value Line, Inc. is not affiliated with the Trust, the Adviser or the

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Distributor. The Adviser has entered into a license agreement with Value Line, Inc. to use the Value Line TimelinessTM Select Index and the Value Line Industry Rotation Index. The PowerShares Value Line TimelinessTM Select Portfolio and PowerShares Value Line Industry Rotation Portfolio are entitled to use the Value Line TimelinessTM Select Index and the Value Line Industry Rotation Index, respectively, pursuant to a sub-licensing arrangement with the Adviser.

Hydrogen Ventures is the Index Provider for the PowerShares Water Resources Portfolio. Hydrogen Ventures is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Hydrogen Ventures to use the Underlying Index. The Fund is entitled to use the Palisades Water Index pursuant to a sub-licensing arrangement with the Adviser.

WilderShares LLC ("WilderShares") is the Index Provider for the PowerShares WilderHill Clean Energy Portfolio. WilderShares is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with WilderShares to use the Index. The Fund is entitled to use the Index pursuant to a sub-licensing arrangement with the Adviser.

WilderHill is the Index Provider for the PowerShares WilderHill Progressive Energy Portfolio. There is no relationship between WilderShares LLC and the Distributor, the Adviser or the Trust other than a license by Wildershares to the Adviser of certain WilderShares trademarks and trade names, and the Progressive Energy Index, for use by the Distributor, the Adviser and the Trust. Such trademarks, tradenames and the Progressive Energy Index have been created and developed by WilderShares without regard to the Distributor, the Adviser, the Trust, their businesses, the Fund and/or any prospective investor.

Dorsey Wright is the Index Provider for the PowerShares DWA Technical LeadersTM Portfolio. Dorsey Wright is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Dorsey Wright to use the Dorsey Wright Technical LeadersTM Index. The PowerShares DWA Technical LeadersTM Portfolio is entitled to use the Dorsey Wright Technical LeadersTM Index pursuant to a sub-licensing agreement with the Adviser.

Disclaimers

The SPADETM Defense Index is a trademark of the AMEX and has been licensed for use for certain purposes by the Adviser. The CleanTechTM Index is a trademark of Cleantech and has been licensed for use for certain purposes by the

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Adviser. The USX China Index is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser. The Red Rocks Listed Private Equity Index is a trademark of Red Rocks and has been licensed for use for certain purposes by the Adviser. The Lux Nanotech IndexTM is a trademark of Lux and has been licensed for use for certain purposes by the Adviser. The Value Line Index is a trademark of Value Line, Inc. and has been licensed for use by the Adviser. Value Line, Inc. makes no representation regarding the advisability of investing in the Fund. The Value Line Industry Rotation Index is a trademark of Value Line and has been licensed for use for certain purposes by the Adviser. The Palisades Water Index is a trademark of Hydrogen Ventures and has been licensed for use by the Adviser. The PowerShares Water Resources Portfolio is not sponsored, endorsed, sold or promoted by Hydrogen Ventures and Hydrogen Ventures makes no representation regarding the advisability of investing in the Fund. The WilderHill Clean Energy Index is a trademark of WilderShares and has been licensed for use for certain purposes by the Adviser. The Progressive Energy Index is a trademark of WilderHill and has been licensed for use for certain purposes by the Adviser. The Dorsey Wright Technical LeadersTM Index is a trademark of Dorsey Wright and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and the Underlying Index upon which it is based:

Fund	Underlying Index
PowerShares Aerospace & Defense Portfolio	SPADETM Defense Index

PowerShares CleantechTM Portfolio	CleantechTM Index

PowerShares Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM

PowerShares Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index

PowerShares Lux Nanotech Portfolio	Lux Nanotech IndexTM

PowerShares Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index

PowerShares Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index

PowerShares Water Resources Portfolio	Palisades Water Index

PowerShares WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index

PowerShares WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index

PowerShares DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index

None of the Funds is sponsored, endorsed, sold or promoted by ISBC, Cleantech, Halter Financial, Red Rocks, Lux, Value Line, Inc., Value Line,

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Hydrogen Ventures, WilderShares, WilderHill or Dorsey Wright, as the case may be, and none of ISBC, Cleantech, Halter Financial, Red Rocks, Lux, Value Line, Inc., Value Line, Hydrogen Ventures, WilderShares, WilderHill or Dorsey Wright makes any representation regarding the advisability of investing in Shares of these Funds.

ISBC's only relationship to the Adviser is ISBC's licensing to the Adviser certain ISBC trademarks, the Underlying Index and trade name, which are composed by ISBC without regard to the Adviser, this product or any investor. The PowerShares Aerospace & Defense Portfolio and its Shares are not sponsored, endorsed, sold or promoted by ISBC. ISBC makes no warranty or representation, regarding the advisability of purchasing, holding or trading this product or investing in securities generally or in the Fund particularly or the ability of any data supplied by ISBC to track general stock market performance. ISBC's only relationship to the Adviser is the licensing of certain trademarks and trade names of ISBC and of the data supplied by ISBC which is determined, composed and calculated by ISBC without regard to the Fund or its Shares. ISBC has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the data supplied by ISBC. ISBC is not responsible for and has not participated in the determination of the prices of the common shares of the Fund or the timing of the issuance or sale of such common shares. ISBC has no obligation or liability in connection with the administration, marketing or trading of the Fund or its Shares.

The Red Rocks Listed Private Equity Index is a trademark of Red Rocks and has been licensed for use for certain purposes by the Adviser. The Progressive Energy Index is a trademark of WilderHill and has been licensed for use for certain purposes by the Adviser. The CleantechTM Index is a trademark of Cleantech and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and its respective Underlying Index.

None of the Funds is sponsored, endorsed, sold or promoted by Red Rocks, WilderHill or Cleantech and Red Rocks, WilderHill and Cleantech do not make any representation regarding the advisability of investing in Shares of these Funds.

Red Rocks, WilderHill and Cleantech make no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. Red Rocks' only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Red Rocks trademarks and trade names of Red

127

Rocks without regard to the Distributor, Adviser or the Trust. WilderHill's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain WilderHill trademarks and trade names of WilderHill and Progressive Energy Index. Cleantech's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Cleantech trademarks and trade names of Cleantech and CleantechTM Index, which are composed by Cleantech without regard to the Distributor, the Adviser or the Trust. AMEX and the NYSE act as the exchanges on which the Shares are traded.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Red Rocks and Cleantech have no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Indices. Red Rocks, WilderHill and Cleantech are not responsible for and have not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Red Rocks, WilderHill and Cleantech have no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Red Rocks, WilderHill and Cleantech do not guarantee the accuracy and/or the completeness of the Indexes or any data included therein, and Red Rocks, WilderHill and Cleantech shall have no liability for any errors, omissions, or interruptions therein. Red Rocks, WilderHill and Cleantech make no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Indices or any data included therein. Red Rocks, WilderHill and Cleantech make no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein, the Funds, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Red Rocks, WilderHill and Cleantech have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Indices or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. The Adviser makes no express or

128

implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes even if notified of the possibility of such damages.

The USX China Index is a trademark of Halter Financial and has been licensed for use for certain purposes by the Adviser. USX's only relationship to the Adviser is licensing to certain USX trademarks, Index and trade names, which are composed by USX without regard to the Adviser, this product or any investor.

Lux, Lux Research and Lux Nanotech Index are trademarks of Lux and have been licensed for use for certain purposes by the Adviser based on the Lux Nanotechnology Index and are not sponsored, endorsed, sold or promoted by Lux, and Lux makes no representation regarding the advisability of investing in such product(s).

The Shares of the PowerShares Lux Nanotech Portfolio, a series of the Trust, are not sponsored, endorsed, sold or promoted by Lux. Lux makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Lux Nanotechnology Index to track general stock market performance. Lux's only relationship to the Adviser is the licensing of certain trademarks and trade names of Lux and of the Lux Nanotechnology Index which is determined, composed and calculated by Lux without regard to the Adviser, the Trust or the Shares. Lux has no obligation to take the needs of the Adviser or the owners of the Shares into consideration in determining, composing or calculating the Lux Nanotech Index. Lux is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Lux has no obligation or liability in connection with the administration, marketing or trading of the Shares.

LUX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUX NANOTECH INDEX AND/OR ANY DATA INCLUDED THEREIN. LUX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST OR ANY OWNER OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUX NANOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LUX

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MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LUX NANOTECHNOLOGY INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Value Line Index is a trademark of Value Line, Inc. and has been licensed for use by the Adviser. Value Line, Inc. makes no representation regarding the advisability of investing in the Fund. The Value Line Industry Rotation Index is a trademark of Value Line and has been licensed for use for certain purposes by the Adviser.

Value Line makes no representation or warranty, express or implied, to the owners of Fund Shares or any member of the public regarding the advisability of investing in securities generally or in Shares particularly or the ability of the Underlying Indexes to track the performance of any sector of the stock market. Value Line's only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Value Line trademarks and trade names of Value Line Industry Rotation Index and Value Line Industry Rotation Index, which are composed by Value Line without regard to the Distributor, the Adviser or the Trust.

The Underlying Indexes are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares. Value Line hs no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares into consideration in determining, composing or calculating the Underlying Indexes. Value Line is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Value Line has no obligation or liability in connection with the administration of the Trust, or the marketing or trading of the Shares. Value Line does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein. Value Line shall have no liability for any errors, omissions, or interruptions therein. Value Line makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Underlying Indexes or any data included therein.

130

Value Line makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Value Line have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, the Funds, the Trust or the Shares, even if notified of the possibility of such damages.

VALUE LINE, THE VALUE LINE INVESTMENT SURVEY AND VALUE LINE INDUSTRY ROTATION INDEX ARE REGISTERED TRADEMARKS OF VALUE LINE, INC. OR VALUE LINE PUBLISHING, INC. THAT ARE LICENSED TO THE ADVISER. SHARES ARE NOT SPONSORED, RECOMMENDED, SOLD OR PROMOTED BY VALUE LINE PUBLISHING, INC., VALUE LINE, INC. OR VALUE LINE SECURITIES, INC. OR ANY OF THEIR AFFILIATES. THE ADVISER IS NOT AFFILIATED WITH ANY VALUE LINE COMPANY.

Value Line's only relationship to the Distributor, the Adviser or the Trust is Value Line's licensing to Adviser of certain Value Line trademarks and trade names and Value Line Ranks which are published results of the Value Line Timeliness, safety and technical ranking systems (the "Ranks"), which are composed by Value Line without regard to the Distributor, the Adviser, the Trust, owners of any Shares or any investor. Value Line has no obligation to take the needs of the Distributor, the Adviser, the Trust or any owner of Shares into consideration in composing the Ranks. Fund results may differ from the hypothetical or published results of the Value Line Ranks. Value Line is not responsible for how the Adviser makes use of information (Ranks) supplied by Value Line. The product results may differ from the hypothetical or published results of the Value Line Ranks. Value Line is not responsible for how the Adviser makes use of the information (Ranks) supplied by Value Line. Value Line is not responsible for and has not participated in the determination of prices and composition of the Funds or the timing of the issuance for sale of the Shares or in the calculation of the equations by which the Shares are to be converted into cash. Value Line makes no warranty concerning the Ranks, express or implied, including, but not limited to, any implied warranties arising from use of trade, course of dealing or course of performance, and Value Line makes not warranty as to the potential profits or any other benefits that may be achieved by using the Ranks or any information or materials generated therefrom. Value Line does not warrant that the Ranks will meet any requirements or be accurate or error-free. Value Line also does not guarantee any uses, information, data or other results generated from the ranks or Shares. Value

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Line has no obligation or liability (i) in connection with the administration, marketing or trading of Shares or (ii) for any loss, damage, cost or expense suffered or incurred by any investor or other person or entity in connection with this product, and in no event shall Value Line be liable for any lost profits or other consequential, special, punitive, incidental, indirect or exemplary damages in connection with the Ranks or Shares.

WilderShares makes no representation or warranty, express or implied, to the owners of Shares of the PowerShares WilderHill Clean Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

THERE IS NO RELATIONSHIP BETWEEN WILDERSHARES AND THE ADVISER OTHER THAN A LICENSE BY WILDERSHARES TO THE ADVISER OF CERTAIN WILDERSHARES TRADEMARKS AND TRADE NAMES, AND THE INDEX, FOR USE BY THE ADVISER. SUCH TRADEMARKS, TRADE NAMES AND INDEX HAVE BEEN CREATED AND DEVELOPED BY WILDERSHARES WITHOUT REGARD TO THE ADVISER, ITS BUSINESS, THIS PRODUCT AND/OR ANY PROSPECTIVE INVESTOR.

THE POWERSHARES WATER RESOURCES PORTFOLIO AND ITS SHARES ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY HYDROGEN VENTURES. HYDROGEN VENTURES MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE SHAREHOLDERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF ANY DATA SUPPLIED BY HYDROGEN VENTURES TO TRACK GENERAL STOCK MARKET PERFORMANCE. HYDROGEN VENTURES'S ONLY RELATIONSHIP TO THE ADVISER IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF HYDROGEN VENTURES AND OF THE DATA SUPPLIED BY HYDROGEN VENTURES WHICH IS DETERMINED, COMPOSED AND CALCULATED BY HYDROGEN VENTURES WITHOUT REGARD TO THE FUND OR THE SHARES. HYDROGEN VENTURES HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND OR THE SHAREHOLDERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING

132

THE DATA SUPPLIED BY HYDROGEN VENTURES. HYDROGEN VENTURES IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES OF THE SHARES OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES. HYDROGEN VENTURES HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND OR ITS SHARES.

HYDROGEN VENTURES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. HYDROGEN VENTURES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, ITS SHAREHOLDERS OR AFFILIATES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY HYDROGEN VENTURES OR ANY DATA INCLUDED THEREIN. HYDROGEN VENTURES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY HYDROGEN VENTURES OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING. IN NO EVENT SHALL HYDROGEN VENTURES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

There is no relationship between Dorsey Wright and the Adviser, the Distributor or the Trust other than a license by Dorsey Wright to the Adviser of certain Dorsey Wright trademarks and trade names, and the Dorsey Wright TechnicalTM Leaders Index, for use by the Adviser, the Distributor or the Trust. Such trademarks, trade names and Underlying Index have been created and developed by Dorsey Wright without regard to and independently of the Adviser, the Distributor and the Trust, their businesses, their development of the Fund, and/or any prospective investor. The Trust and the Adviser have arranged with Dorsey, Wright & Associates, Inc. to license ETF Investment Models such as the Underlying Index based on Point & Figure Analysis for possible inclusion in funds which the Trust and the Adviser independently develop and promote. The licensing of any Model such as the Underlying Index to the Adviser, the Distributor or the Trust is not an offer to purchase or sell, or a solicitation. A determination that any portion of an investor's portfolio should be devoted to any ETF product developed by the Adviser, the Distributor or the Trust with

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reference to a Dorsey Wright Investment Model is a determination made solely by the Adviser serving the investor or the investor himself, not Dorsey, Wright & Associates, Inc.

Dorsey Wright is not responsible for and has not participated in the determination of the prices and amount of Shares or the timing of the issuance or sale of Shares or in the determination of any financial calculations relating thereto. Dorsey Wright has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares. Dorsey Wright does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein. Dorsey Wright shall have no liability for any errors, omissions, or interruptions therein. Dorsey Wright makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares, or any other person or entity, from the use of the Index or any data included therein. Dorsey Wright makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein, the Fund, the Trust or the Shares. Without limiting any of the foregoing, in no event shall Dorsey Wright have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Underlying Index or any data included therein, the Fund, the Trust or the Shares, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index even if notified of the possibility of such damages.

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for Shares and the NAV of the

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PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio. NAV is the price per share at which each Fund issues and redeems Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the exchange on which each Fund is listed for trading, as of the time the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of each Fund on a given day, generally at the time NAV is calculated. A premium is the amount that each Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that each Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums and discounts for the PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio. The information shown for the PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio is for the fiscal year ended April 30, 2007 and for each of the last four quarters.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

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PowerShares Aerospace & Defense Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%.	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	47.22%	46.88%	62.90%	29.69%	57.81%
Between -0.25% and 0.0%	52.38%	51.56%	37.10%	68.75%	42.19%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	1.56%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares CleantechTM Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	9.37%	0.00%	0.00%
Between 0.25% and 0.5%	1.56%	0.00%	3.23%	0.00%
Between 0.0% and 0.25%	24.22%	23.44%	30.65%	14.89%
Between -0.25% and 0.0%	71.09%	67.19%	64.52%	78.73%
Between -0.25% and -0.5%	3.13%	0.00%	1.60%	6.38%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 24, 2006

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PowerShares Golden Dragon Halter USX China

Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Year Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Year Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Year Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Year Ended 9/30/06)
Greater than 0.5%.	0.40%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	6.35%	10.94%	4.84%	12.50%	1.56%
Between 0.0% and 0.25%	46.03%	29.69%	48.39%	40.63%	48.44%
Between -0.25% and 0%	44.44%	50.00%	43.55%	45.31%	48.44%
Between -0.25% and -0.5%	2.38%	6.25%	1.61%	1.56%	1.56%
Greater than -0.5%	0.40%	1.56%	1.61%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Listed Private Equity Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0. 00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	66.41%	51.56%	77.42%	59.57%
Between -0.25% and 0.0%	32.03%	48.44%	19.35%	40.43%
Between -0.25% and -0.5%	1.56%	0.00%	3.23%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 24, 2006

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PowerShares Lux Nanotech Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%.	5.56%	1.56%	22.58%	0.00%	0.00%
Between 0.25% and 0.5%	10.71%	21.88%	16.13%	3.13%	6.25%
Between 0.0% and 0.25%	43.65%	20.31%	30.65%	43.75%	40.63%
Between -0.25% and 0.0%	38.49%	42.19%	29.03%	50.00%	51.56%
Between -0.25% and -0.5%	1.19%	12.50%	0.00%	1.56%	1.56%
Greater than -0.5%	0.40%	1.56%	1.61%	1.56%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares Value Line TimelinessTM Select

Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%.	0.00%	0.00%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.40%	1.56%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	42.85%	35.94%	56.45%	20.31%	40.63%
Between -0.25% and 0.0%	56.35%	62.50%	43.55%	79.69%	57.81%
Between -0.25% and -0.5%	0.40%	0.00%	0.00%	0.00%	1.56%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

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PowerShares Value Line Industry Rotation Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.99%	0.00%	0.00%	5.00%
Between 0.25% and 0.5%	0.00%	0.00%	0.00%	0.00%
Between 0.0% and 0.25%	46.53%	39.06%	43.55%	70.00%
Between -0.25% and 0.0%	50.50%	60.94%	53.23%	25.00%
Between -0.25% and -0.5%	1.98%	0.00%	3.22%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on December 1, 2006

PowerShares Water Resources Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%.	0.00%	1.56%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	12.70%	10.94%	9.68%	10.94%	20.31%
Between 0.0% and 0.25%	51.59%	54.69%	41.94%	45.31%	67.19%
Between -0.25% and 0.0%	33.33%	32.81%	45.16%	43.75%	12.50%
Between -0.25% and -0.5%	2.38%	0.00%	3.22%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

139

PowerShares WilderHill Clean Energy Portfolio

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)	Number of Days/ Percentage of Total Days (Quarter Ended 9/30/06)
Greater than 0.5%.	.2.78%	1.56%	1.61%	0.00%	0.00%
Between 0.25% and 0.5%	7.94%	0.00%	4.84%	7.81%	9.37%
Between 0.0% and 0.25%	44.44%	39.06%	41.94%	37.50%	51.56%
Between -0.25% and 0.0%	39.28%	56.25%	48.39%	46.88%	34.38%
Between -0.25% and -0.5%	5.16%	3.13%	3.22%	7.81%	4.69%
Greater than -0.5%	0.40%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%

PowerShares WilderHill Progressive Energy Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)	Number of Days/ Percentage of Total Days (Quarter Ended 12/31/06)
Greater than 0.5%	0.00%	1.56%	0.00%	0.00%
Between 0.25% and 0.5%	0.78%	6.25%	1.61%	0.00%
Between 0.0% and 0.25%	27.35%	57.81%	29.03%	6.38%
Between -0.25% and 0.0%	70.31%	34.38%	66.13%	93.62%
Between -0.25% and -0.5%	1.56%	0.00%	3.23%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

*  Began operations on October 24, 2006

140

PowerShares DWA Technical LeadersTM Portfolio*

Premium/ Discount Range	Number of Days/ Percentage of Total Days (Fiscal Year Ended 4/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 6/30/07)	Number of Days/ Percentage of Total Days (Quarter Ended 3/31/07)
Greater than 0.5%	0.00%	0.00%	0.00%
Between 0.25% and 0.5%	0.00%	1.56%	0.00%
Between 0.0% and 0.25%	57.14%	53.13%	54.55%
Between -0.25% and 0.0%	42.86%	45.31%	45.45%
Between -0.25% and -0.5%	0.00%	0.00%	0.00%
Greater than -0.5%	0.00%	0.00%	0.00%
Total	100.00%	100.00%	100.00%

*  Began operations on March 1, 2007

Total Return Information

The table below presents information about the total return of each Underlying Index in comparison to the total return of the PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio and PowerShares WilderHill Clean Energy Portfolio. The information presented for the PowerShares Aerospace & Defense Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares DWA Technical LeadersTM Portfolio is for the fiscal year ended April 30, 2007.

"Average annual total returns" represent the average annual change in value of an investment over the period indicated. "Cumulative total returns" represent the total change in value of an investment over the period indicated. A Fund's per Share NAV is the value of one Share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which a Fund is listed for trading, as of the time that a Fund's NAV is calculated. Since a Fund's Shares typically do not trade in the

141

secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Fund shares, the NAV of a Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Funds, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Funds. These expenses negatively impact the performance of the Funds. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of the PowerShares Aerospace & Defense Portfolio, PowerShares CleantechTM Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares DWA Technical LeadersTM Portfolio. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Funds' past performance is no guarantee of future results.

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Aerospace & Defense Portfolio (At NAV)	16.66%	22.65%	36.10%
PowerShares Aerospace & Defense Portfolio (At Market)	16.60%	22.67%	36.12%
SPADETM Defense Index	16.29%	22.24%	35.41%
S&P 500® Index	15.24%	17.78%	28.03%
Russell 3000® Index	14.48%	18.02%	28.42%
PowerShares CleantechTM Portfolio (At NAV)	—	—	9.64%
PowerShares CleantechTM Portfolio (At Market)	—	—	9.68%
CleantechTM Index	—	—	9.80%
NASDAQ Composite Index	—	—	7.69%
S&P 500® Index	—	—	8.66%

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	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
PowerShares Golden Dragon Halter USX China Portfolio (At NAV)	28.53%	18.84%	51.04%
PowerShares Golden Dragon Halter USX China Portfolio (At Market)	28.37%	18.71%	50.66%
Halter USX China IndexSM	29.46%	19.71%	53.69%
MSCI EAFE Index	20.32%	23.57%	65.80%
S&P 500® Index	15.24%	11.68%	30.21%
PowerShares Listed Private Equity Portfolio (At NAV)	—	—	12.18%
PowerShares Listed Private Equity Portfolio (At Market)	—	—	12.16%
Red Rocks Listed Private Equity Index	—	—	13.47%
S&P 500 Pure Growth Index	—	—	14.93%
Russell 2000® Index	—	—	7.51%
PowerShares Lux Nanotech Portfolio (At NAV)	(8.24)%	9.47%	14.64%
PowerShares Lux Nanotech Portfolio (At Market)	(7.97)%	9.78%	15.12%
Lux Nanotech IndexTM	(10.31)%	7.66%	11.79%
Merrill Lynch Nanotech Index	(11.93)%	1.99%	3.01%
S&P 500® Index	15.24%	17.78%	28.03%
PowerShares Value Line TimelinessTM Select Portfolio (At NAV)	2.93%	9.37%	13.34%
PowerShares Value Line TimelinessTM Select Portfolio (At Market)	2.78%	9.00%	12.80%
Value Line TimelinessTM Select Index	2.55%	9.09%	12.93%
S&P 500® Index	15.24%	14.18%	20.36%
Russell 2000® Index	7.83%	14.24%	20.44%
PowerShares Value Line Industry Rotation Portfolio (At NAV)	—	—	11.36%
PowerShares Value Line Industry Rotation Portfolio (At Market)	—	—	11.36%

143

	Average Annual Total Returns From April 30, 2006 through April 30, 2007	Average Annual Total Returns Since Inception through April 30, 2007	Cumulative Annual Total Returns Since Inception through April 30, 2007
Value Line Industry Rotation Index	—	—	11.33%
S&P 500® Index	—	—	6.87%
Russell 2000® Index	—	—	4.78%
PowerShares Water Resources Portfolio (At NAV)	6.26%	18.56%	26.85%
PowerShares Water Resources Portfolio (At Market)	5.94%	17.65%	25.50%
Palisades Water Index	6.90%	19.16%	27.75%
S&P 500® Index	15.24%	14.18%	20.36%
Dow Jones Utility Index	30.64%	19.66%	28.51%
PowerShares WilderHill Clean Energy Portfolio (At NAV)	(13.58)%	10.44%	23.90%
PowerShares WilderHill Clean Energy Portfolio (At Market)	(13.51)%	10.54%	24.15%
WilderHill Clean Energy Index	(15.53)%	9.46%	21.54%
NASDAQ Composite Index	8.72%	9.93%	22.67%
S&P 500® Index	15.24%	11.86%	27.38%
PowerShares WilderHill Progressive Energy Portfolio (At NAV)	—	—	15.01%
PowerShares WilderHill Progressive Energy Portfolio (At Market)	—	—	15.12%
WilderHill Progressive Energy Index	—	—	14.71%
NASDAQ Composite Index	—	—	7.69%
S&P 500® Index	—	—	8.66%
PowerShares DWA Technical LeadersTM Portfolio (At NAV)	—	—	6.81%
PowerShares DWA Technical LeadersTM Portfolio (At Market)	—	—	6.85%
Dorsey Wright Technical LeadersTM Index	—	—	6.77%
S&P 500® Index	—	—	5.87%
Russell 3000® Index	—	—	5.35%

144

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

Continuous Offering

The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. The Trust, however, has received

145

from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX or NYSE is satisfied by the fact that the prospectus is available at the AMEX or NYSE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Trust, Funds and Shares, you may request a copy of the Fund's Statement of Additional Information. The Statement of Additional Information provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus. Additional information about the Funds' investments is also available in the Funds' Annual and Semi-Annual Reports to Shareholders. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. If you have questions about the Funds or Shares or you wish to obtain the Statement of Additional Information, Annual Report or Semi-Annual Report free of charge, or to make shareholder inquiries, please:

Call:  AIM Distributors, Inc. at 1-800-337-4246
Monday through Friday
8:00 a.m. to 5:00 p.m. Central Time

Write:  PowerShares Exchange-Traded Fund Trust
c/o AIM Distributors, Inc.
11 Greenway Plaza, Suite 100
Houston, Texas 77046-1173

Visit:  www.powershares.com

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

146

or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The Trust's registration number under the 1940 Act is 811-21265.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

DEALERS EFFECTING TRANSACTIONS IN THE FUNDS' SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

147

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PowerShares Exchange-Traded Fund Trust
301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.powershares.com

P-PS-PRO-4

Investment Company Act File No. 811-21265

PowerShares Exchange-Traded Fund Trust

STATEMENT OF ADDITIONAL INFORMATION

Dated August 30, 2007

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated August 30, 2007 for the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, each a series of the PowerShares Exchange-Traded Fund Trust (the "Trust"), as they may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. A copy of any Prospectus may be obtained without charge by writing to the Trust's Distributor, AIM Distributors Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 843-2639.

General Description of the Trust and the Funds	1

Exchange Listing and Trading	1

Investment Restrictions and Policies	2

Investment Policies and Risks	10

General Considerations and Risks	14

Management	15

Brokerage Transactions	43

Additional Information Concerning the Trust	46

Creation and Redemption of Creation Unit Aggregations	77

Taxes	84

Federal Tax Treatment of Futures and Options Contracts	86

Determination of NAV	86

Dividends and Distributions	87

Miscellaneous Information	87

Financial Statements	87

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on June 9, 2000 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers shares of 70 investment portfolios. This Statement of Additional Information relates to all 70 of the investment portfolios (each a "Fund" and, together, the "Funds"). Each of the Funds is "non-diversified" and, as such, such Funds' investments are not required to meet certain diversification requirements under the 1940 Act, except for the PowerShares CleantechTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Dynamic Technology Sector Portfolio, which are classified as "diversified" funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares."

The Funds are managed by PowerShares Capital Management LLC (the "Adviser").

The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the relevant Underlying Index or Underlying Intellidex (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The Shares of all of the Funds are listed on the American Stock Exchange ("AMEX"), except for the PowerShares FTSE RAFI US 1000 Portfolio, which is listed on the New York Stock Exchange ("NYSE") and the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio and PowerShares FTSE RAFI Utilities Sector Portfolio, which are listed on the NASDAQ Stock Market Inc. ("NASDAQ"). Fund Shares will trade on the AMEX, the NASDAQ or the NYSE, as applicable, at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 100,000 Shares for all Funds, except for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio which have Creation Units of 50,000 Shares. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the AMEX, the NASDAQ and the NYSE, as applicable, necessary to maintain the listing of Shares of each Fund will continue to be met. The AMEX, the NASDAQ and the NYSE, as applicable, may, but are not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index or Underlying Intellidex is no longer calculated or available; or (iii) such other event shall occur

1

or condition exist that, in the opinion of the AMEX, the NASDAQ or the NYSE, as applicable, makes further dealings on the AMEX, the NASDAQ or the NYSE, as applicable, inadvisable. The AMEX, the NASDAQ and the NYSE, as applicable, will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the AMEX, the NASDAQ and the NYSE, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objectives

The investment objective of the PowerShares Aerospace & Defense Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "SPADETM Defense Index" (the "Underlying Index").

The investment objective of the PowerShares Buyback AchieversTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Share BuyBack AchieversTM Index" (the "Underlying Index").

The investment objective of the PowerShares CleantechTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "CleantechTM Index" (the "Underlying Index").

The investment objective of the PowerShares Dividend AchieversTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Broad Dividend AchieversTM Index" (the "Underlying Index").

The investment objective of the PowerShares DWA Technical LeadersTM Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of an equity index called the Dorsey Wright Technical LeadersTM Index (the "Underlying Index").

The investment objective of the PowerShares Dynamic Aggressive Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Aggressive Growth IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Banking Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Banking IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Basic Materials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Basic Materials Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Biotechnology & Genome Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Biotechnology & Genome IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Building & Construction Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Building & Construction IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Consumer Discretionary Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses)

2

of an equity index called the "Dynamic Consumer Discretionary Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Consumer Staples Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Consumer Staples Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Deep Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Deep Value IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Energy Exploration & Production Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Energy Exploration & Production IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Energy Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Energy Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Financial Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Financial Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Food & Beverage Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Food & Beverage IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Hardware & Consumer Electronics Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Hardware & Consumer Electronics IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Healthcare Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Healthcare Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Healthcare Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Healthcare Services IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Industrials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Industrials Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Insurance Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Insurance IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Large Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Growth IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Large Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap IntellidexSM Index" (the "Underlying Intellidex").

3

The investment objective of the PowerShares Dynamic Large Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Large Cap Value IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Leisure and Entertainment Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Leisure and Entertainment IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic MagniQuant Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Top 200 Dynamic IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Market Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Market IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Media Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Media IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Mid Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Growth IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Mid Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Mid Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Mid Cap Value IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Networking Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Networking IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Oil & Gas Services Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Oil Services IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic OTC Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic OTC IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Pharmaceuticals Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Pharmaceuticals IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Retail Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Retail IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Semiconductors Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Semiconductors IntellidexSM Index" (the "Underlying Intellidex").

4

The investment objective of the PowerShares Dynamic Small Cap Growth Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Growth IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Small Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Small Cap Value Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Small Cap Value IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Software Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Software IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Technology Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Technology Sector IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Telecommunications & Wireless Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Telecommunications & Wireless IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Dynamic Utilities Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dynamic Utilities IntellidexSM Index" (the "Underlying Intellidex").

The investment objective of the PowerShares Financial Preferred Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Wachovia Hybrid & Preferred Securities Financial Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Basic Materials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Basic Materials Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Consumer Goods Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Consumer Goods Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Consumer Services Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Consumer Services Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Energy Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Oil & Gas Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Financials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Financials Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Health Care Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an

5

equity index called the "FTSE Research Affiliates Fundamentals Health Care Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Industrials Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Industrials Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI US 1000 Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE RAFI US 1000 Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates US Small-Mid1500 Index" (the "Underlying Index").

The investment objective of the PowerShares FTSE RAFI Utilities Sector Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "FTSE Research Affiliates Fundamentals Utilities Sector Index" (the "Underlying Index").

The investment objective of the PowerShares Golden Dragon Halter USX China Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Halter USX China Index" (the "Underlying Index").

The investment objective of the PowerShares High Growth Rate Dividend AchieversTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "High Growth Rate Dividend AchieversTM Index" (the "Underlying Index").

The investment objective of the PowerShares High Yield Equity Dividend AchieversTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Dividend AchieversTM 50 Index" (the "Underlying Index").

The investment objective of the PowerShares International Dividend AchieversTM Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "International Dividend AchieversTM Index" (the "Underlying Index").

The investment objective of the PowerShares Listed Private Equity Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Red Rocks Listed Private Equity Index" (the "Underlying Index").

The investment objective of the PowerShares Lux Nanotech Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Lux Nanotech IndexTM" (the "Underlying Index").

The investment objective of the PowerShares Value Line Industry Rotation Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Value Line Industry Rotation Index" (the "Underlying Index").

The investment objective of the PowerShares Value Line TimelinessTM Select Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Value Line TimelinessTM Select Index" (the "Underlying Index").

The investment objective of the PowerShares Water Resources Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Palisades Water Index" (the "Underlying Index").

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The investment objective of the PowerShares WilderHill Clean Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "WilderHill Clean Energy Index" (the "Underlying Index").

The investment objective of the PowerShares WilderHill Progressive Energy Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses of an equity index called the "WilderHill Progressive Energy Index" (the "Underlying Index").

The investment objective of the PowerShares Zacks Micro Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Micro Cap Index" (the "Underlying Index").

The investment objective of the PowerShares Zacks Small Cap Portfolio is to provide investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the "Zacks Small Cap Index" (the "Underlying Index").

Investment Restrictions

The Board of Trustees of the Trust (the "Board" or the "Trustees") has adopted as fundamental policies the Funds' respective investment restrictions numbered (1) through (12) below, except that restrictions (1) and (2) do not apply to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio. Except as noted in the prior sentence or as otherwise noted below, each Fund, as a fundamental policy, may not:

(1)  As to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed, by the U.S. Government, its agencies or instrumentalities).

(2)  As to 75% of its total assets, purchase more than 10% of all outstanding voting securities or any class of securities of any one issuer.

(3)  With respect to the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Underlying Index concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(4)  With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio,

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PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the respective Underlying Index or Underlying Intellidex that the Fund replicates, concentrates in an industry or group of industries. The PowerShares Dynamic Hardware & Consumer Electronics Portfolio will invest at least 25% of the value of its total assets in the hardware and consumer electronics industry. The PowerShares Dynamic Telecommunications & Wireless Portfolio will invest at least 25% of the value of its total assets in the telecommunications and wireless industry. The PowerShares Water Resources Fund will invest at least 25% of the value of its total assets in the water industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(5)  With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(6)  With respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio,

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PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares FTSE RAFI US 1000, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(7)  With respect to the PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares WilderHill Progressive Energy Portfolio, borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings).

(8)  Act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(9)  Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund's investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

(10)  Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

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(11)  Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(12)  Issue senior securities, except as permitted under the 1940 Act.

Except for restrictions (5) and (6) and (7), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction.

The foregoing fundamental investment policies cannot be changed as to a Fund without approval by holders of a "majority of the Fund's outstanding voting securities." As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy, or (ii) more than 50% of the Fund's shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. Each Fund may not:

(1)  Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)  With respect to the PowerShares Listed Private Equity Portfolio and the PowerShares Lux Nanotech Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act.

(4)  Except with respect to the PowerShares Listed Private Equity Portfolio and the PowerShares Lux Nanotech Portfolio, purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although no Fund may acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act.

(5)  Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(6)  Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund's net assets would be invested in illiquid securities.

(7)  With respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Golden Dragon Halter USX China Portfolio and PowerShares High Yield Equity Dividend AchieversTM Portfolio, enter into futures contracts or related options if more than 30% of the Fund's net assets would be represented by such instruments or more than 5% of the Fund's net assets would be committed to initial margin deposits and premiums on futures contracts and related options.

The investment objective of each Fund is a non-fundamental policy that can be changed by the Board of Trustees without approval by shareholders.

INVESTMENT POLICIES AND RISKS

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index or Underlying Intellidex. Each Fund seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Underlying Index or Underlying Intellidex; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund's fiscal year-end by comparing

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the Fund's average daily total returns, before fees and expenses, to the Underlying Index's or Underlying Intellidex's average daily total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index or Underlying Intellidex is to assess the "tracking error" between the two. Tracking error means the variation between each Fund's annual return and the return of its Underlying Index or Underlying Intellidex, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one year period by taking the standard deviation of the difference in the Fund's returns versus the Underlying Index's or Underlying Intellidex's returns.

Loans of Portfolio Securities. Each Fund may lend its investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 33 1/3% of each Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust's Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a "mark-to-market" basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, the Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, the Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, the Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked to market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of

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reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's Investors Service, Inc. or "A-1+" or "A-1" by Standard & Poor's or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund, other than PowerShares Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio, may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate. With respect to the PowerShares Listed Private Equity Portfolio and PowerShares Lux Nanotech Portfolio, under the 1940 Act, the Fund's investment in investment companies is limited to 3% of the total outstanding stock of an issuer, including any stock owned by affiliated persons of the Fund.

Real Estate Investment Trusts. Each Fund may invest in the securities of real estate investment trusts ("REITs") to the extent allowed by law, which pool investors' funds for investments primarily in commercial real estate properties. Investment in REITs may be the most practical available means for the Fund to invest in the real estate industry. As a shareholder in a REIT, the Fund would bear its ratable share of the REIT's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Fund and its shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index or Underlying Intellidex, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer," i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the

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underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indexes is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission recently eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment adviser to the company claims an exclusion from regulation as a commodity pool operator. In connection with its management of the Trust, the Adviser has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the "CEA"). Therefore, it is not subject to the registration and regulatory requirements of the CEA. Therefore, there are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds' Prospectuses and this Statement of Additional Information.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the "Counterparty") based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

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The use of swap agreements involves certain risks. For example, if the Counterparty under a swap agreement defaults on its obligation to make payments due from it, as a result of its bankruptcy or otherwise, each Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays.

GENERAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in each Fund's Prospectus in the "Principal Risks of Investing in the Funds" and "Additional Risks" sections. The discussion below supplements, and should be read in conjunction with, these sections of each Fund's Prospectus.

An investment in a Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers' change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, while each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index or Underlying Intellidex. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund,

14

however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to the Underlying Index or Underlying Intellidex if the index underlying the futures contract differs from the Underlying Index or Underlying Intellidex. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to "segregate" customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the Investment Advisory Agreement is the responsibility of the Board of Trustees. The Trust currently has six Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the "non-interested" or "independent" Trustees ("Independent Trustees"). The other Management Trustee (the "Management Trustee") is affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee, and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust's 70 portfolios and one other exchange-traded fund with 9 portfolios advised by the Adviser and 225 other portfolios advised by an affiliated person of the Adviser.

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Name, Address and Age of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustees	Other Directorships Held by Independent Trustees
Ronn R. Bagge (49) YQA Capital Management LLC 1755 S. Naperville Rd. Suite 100 Wheaton, IL 60187	Trustee	Since 2003	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	79	None

Marc M. Kole (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	Controller, Priority Health (September 2005-Present); formerly, Interim CFO, Priority Health (July 2006-April 2007); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	79	None

D. Mark McMillan (44) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Member, Bell, Boyd & Lloyd LLC (1989-Present)	79	None

Donald H. Wilson (47) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2006	President and Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (August 2007-Present); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (February 2006-August 2007); formerly, Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	79	None

Philip M. Nussbaum (45) c/o PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2003	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.); formerly Managing Director, Communication Institute (May 2002-August 2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-July 1999)	79	None

*  This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

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The Trustee who is affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustee and the other directorships, if any, held by the Trustee, are shown below.

Name, Address and Age of Management Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustees	Other Directorships Held by Trustees
H. Bruce Bond (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman, Trustee and Chief Executive Officer	Since 2003	Managing Director, PowerShares Capital Management LLC (August 2002-Present); Manager, Nuveen Investments (April 1998-August 2002)	79	None

Name, Address and Age of Executive Officer	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan (52) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer	Since 2006	Senior Vice President of Finance, PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994 to 2000); Vice President of Taxes, The ServiceMaster Company (1990 to 2000)

Kevin R. Gustafson (41) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2004	General Counsel and Chief Compliance Officer, PowerShares Capital Management LLC (September 2004-Present); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

Keith Ovitt (44) PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Secretary	Since 2003	Managing Director, PowerShares Capital Management LLC (April 2003-Present); President, Ovitech (2002-2003); Vice President of Information Systems for DFG Foods, LLC (Division of FoodBrands America/Tyson Foods) (1999-2002); Systems Manager, Nabisco Biscuit Company (1997-1999)

*  This is the period for which the Trustee/Officer began serving the Trust. Each Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee as of December 31, 2006 is shown below.

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Aerospace & Defense Portfolio	Dollar Range of Equity Securities in the PowerShares Buyback AchieversTM Portfolio	Dollar Range of Equity Securities in the PowerShares CleantechTM Portfolio	Dollar Range of Equity Securities in PowerShares Dividend AchieversTM Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	$50,001-$100,000	over $100,000	N/A

17

Name of Trustee	Dollar Range of Equity Securities in the PowerShares DWA Technical LeadersTM Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Aggressive Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Banking Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Basic Materials Sector Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	$50,001-$100,000	over $100,000	over $100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Biotechnology & Genome Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Building & Construction Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Consumer Staples Sector Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000	over $100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Deep Value Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Energy Exploration & Production Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Energy Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Financial Sector Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	$10,001-$50,000	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	$50,001-$100,000	N/A	over $100,000	over $100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Food & Beverage Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Hardware & Consumer Electronics Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Healthcare Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Healthcare Services Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000	over $100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Industrials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Insurance Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Large Cap Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Large Cap Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	over $100,000	N/A	N/A	over $100,000

18

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Large Cap Value Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Leisure and Entertainment Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic MagniQuant Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Market Portfolio
Ronn R. Bagge	N/A	N/A	N/A	over $100,000
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	$10,001-$50,000
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Media Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Mid Cap Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Mid Cap Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Mid Cap Value Portfolio
Ronn R. Bagge	N/A	$10,001-$50,000	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Networking Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Oil & Gas Services Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic OTC Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Pharmaceuticals Portfolio
Ronn R. Bagge	N/A	N/A	$10,001-$50,000	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	$10,001-$50,000	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	N/A	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Retail Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Semiconductors Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Small Cap Growth Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Small Cap Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	N/A	over $100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Small Cap Value Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Software Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Technology Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Dynamic Telecommunications & Wireless Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	$10,001-$50,000	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000	N/A

19

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Dynamic Utilities Portfolio	Dollar Range of Equity Securities in the PowerShares Financial Preferred Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Basic Materials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Consumer Goods Sector Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	$50,001-$100,000	N/A	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Consumer Services Sector Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Energy Sector Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Financials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Health Care Sector Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	N/A	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Industrials Sector Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	Dollar Range of Equity Securities in PowerShares FTSE RAFI US 1000 Portfolio	Dollar Range of Equity Securities in the PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	N/A	$50,001-$100,000
Name of Trustee	Dollar Range of Equity Securities in the PowerShares FTSE RAFI Utilities Sector Portfolio	Dollar Range of Equity Securities in the PowerShares Golden Dragon Halter USX China Portfolio	Dollar Range of Equity Securities in the PowerShares High Growth Rate Dividend AchieversTM Portfolio	Dollar Range of Equity Securities in the PowerShares High Yield Equity Dividend AchieversTM Portfolio
Ronn R. Bagge	N/A	N/A	N/A	$50,001-$100,000
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	$10,001-$50,000	N/A	N/A	N/A
Name of Trustee	Dollar Range of Equity Securities in the PowerShares International Dividend AchieversTM Portfolio	Dollar Range of Equity Securities in the PowerShares Listed Private Equity Portfolio	Dollar Range of Equity Securities in the PowerShares Lux Nanotech Portfolio	Dollar Range of Equity Securities in the PowerShares Value Line Industry Rotation Portfolio
Ronn R. Bagge	N/A	N/A	N/A	N/A
Marc M. Kole	N/A	N/A	N/A	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	over $100,000	N/A	over $100,000

20

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Value Line TimelinessTM Select Portfolio	Dollar Range of Equity Securities in the PowerShares Water Resources Portfolio	Dollar Range of Equity Securities in the PowerShares WilderHill Clean Energy Portfolio	Dollar Range of Equity Securities in the PowerShares WilderHill Progressive Energy Portfolio
Ronn R. Bagge	N/A	$1-$10,000	N/A	N/A
Marc M. Kole	N/A	$10,001-$50,000	$10,001-$50,000	N/A
D. Mark McMillan	N/A	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	N/A	N/A
Donald H. Wilson	N/A	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	N/A	over $100,000

Name of Trustee	Dollar Range of Equity Securities in the PowerShares Zacks Micro Cap Portfolio	Dollar Range of Equity Securities in the PowerShares Zacks Small Cap Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Ronn R. Bagge	N/A	N/A	over $100,000
Marc M. Kole	N/A	N/A	over $100,000
D. Mark McMillan	N/A	N/A	N/A
Philip M. Nussbaum	N/A	N/A	$10,001-$50,000
Donald H. Wilson	N/A	N/A	N/A
H. Bruce Bond	N/A	N/A	over $100,000

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of a Fund, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of a Fund.

Effective April 1, 2007, the Trust and the PowerShares Global Exchange-Traded Fund Trust (the "Global Trust") pay each Independent Trustee an annual retainer of $130,000 for their service as Trustee. Each Fund of the Trust and series of the Global Trust shall pay a pro rata share of one half of the retainer and the other half of the retainer is allocated pro rata between each Fund of the Trust and the series of the Global Trust based on relative net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Board of Trustees of the Trust met six times during the fiscal year ended April 30, 2007.

The Board has an Audit Committee, consisting of five Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) approve and recommend to the Board the selection of the Trust's independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm's audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust's internal controls. During the fiscal year ended April 30, 2007, the Audit Committee held five meetings.

The Board also has a Nominating and Governance Committee consisting of five Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. Messrs. Bagge, Kole, McMillan, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption "Shareholder Communications." During the fiscal year ended April 30, 2007, the Nominating and Corporate Governance Committee held four meetings.

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The following sets forth the fees paid to each Trustee for the fiscal year ended April 30, 2007:

Name of Trustee	Aggregate Compensation From Trust*	Pension or Retirement Benefits accrued as part of Fund Expenses	Total Compensation Paid From Fund Complex*
Ronn R. Bagge	$78,750	N/A	$78,750
Marc M. Kole**	15,500	N/A	15,500
D. Mark McMillan	75,000	N/A	75,000
Philip M. Nussbaum	78,750	N/A	78,750
Donald H. Wilson**	15,500	N/A	15,500
H. Bruce Bond	N/A	N/A	N/A

*  Effective April 1, 2007, each Independent Trustee receives an annual retainer of $130,000, half of which is allocated pro rata between the Trust and the Global Trust, and the other half of which is allocated between the Funds and the series of the Global Trust based on average net assets. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner. Prior to April 1, 2007, the Trust paid each Independent Trustee an annual retainer of $30,000, a per-meeting fee of $3,000 for each Board meeting attended and a per-meeting fee of $1,000 for each committee meeting attended, and each committee chair receives an additional fee of $5,000 per year. The Trust also reimbursed each Trustee for travel and other out-of-pocket expenses incurred in attending such meetings.

**  Joined the Board on December 14, 2006.

The officers and Trustees of the Trust, in the aggregate, own less than 1% of the shares of each Fund.

Shareholder Communications. Shareholders may send communications to the Trust's Board of Trustees by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust's office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management's discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. The Adviser also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Manager. PowerShares uses a team of portfolio managers, investment strategists and other investment specialists (the "Portfolio Managers"). This team approach brings together many disciplines and leverages PowerShares extensive resources. John W. Southard Jr., CFA, MBA, oversees all research, portfolio management and trading operations of the company. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. The Portfolio Manager who leads the team of Portfolio Managers in the day-to-day management of the PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Sector Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware &

22

Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure & Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Value Line Industry Rotation Portfolio and PowerShares Value Line TimelinessTM Select Portfolio is Travis Trampe.

The Portfolio Manager who leads the team of Portfolios Managers in the day-to-day management of the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend Achievers Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Financial Preferred Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend Achievers Portfolio, PowerShares High Yield Equity Dividend Achievers Portfolio, PowerShares International Dividend Achievers Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio and PowerShares Zacks Small Cap Portfolio is Jason Stoneberg.

The Portfolio Manager who leads the team of Portfolios Managers in the day-to-day management of the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio and PowerShares FTSE RAFI US 1500 Small-Mid Portfolio is Rudolf Reitmann.

As of April 30, 2007, Mr. Southard manages 70 Funds of the Trust, with a total of approximately $10.59 billion in assets, no pooled investment vehicles and no other accounts.

As of July 31, 2007, in addition to 70 Funds of the Trust, Mr. Hubbard manages the 9 portfolios of the Global Trust with a total of approximately $12.29 billion in assets, no pooled investment vehicles and no other accounts.

As of July 31, 2007, in addition to 70 Funds of the Trust, Mr. Reitmann manages the 9 portfolios of the Global Trust with a total of approximately $12.29 billion in assets, no pooled investment vehicles and no other accounts.

As of July 31, 2007, in addition to 70 Funds of the Trust, Mr. Stoneberg manages the 9 portfolios of the Global Trust with a total of approximately $12.29 billion in assets, no pooled investment vehicles and no other accounts.

As of July 31, 2007, in addition to 70 Funds of the Trust, Mr. Trampe manages the 9 portfolios of the Global Trust with a total of approximately $12.29 billion in assets, no pooled investment vehicles and no other accounts.

Although the Funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index or Underlying Intellidex. The Adviser does not believe that management of the different Funds presents a material conflict of interest for the portfolio manager or the Adviser.

23

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers.

As of June 30, 2007, the dollar range of securities beneficially owned by Mr. Southard in the Trust was over $100,000. As of July 31, 2007, the dollar ranges of securities beneficially owned by Messrs. Hubbard, Reitmann, Stoneberg and Trampe were $0, $0, $1-$10,000 and $0, respectively. The portfolio holdings of Mr. Southard as of April 30, 2007 and the portfolio holdings of Mr. Stoneberg as of July 31, 2007 are shown below.

John W. Southard, Jr.	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic MagniQuant Portfolio					X
PowerShares Dynamic Market Portfolio						X
PowerShares Dynamic OTC Portfolio				X
PowerShares WilderHill Progressive Energy Portfolio				X
PowerShares Listed Private Equity Portfolio				X
PowerShares Dynamic Deep Value Portfolio				X
PowerShares Dynamic Health Sector Portfolio				X
PowerShares Golden Dragon Halter USX China Portfolio				X
PowerShares Dynamic Utilities Portfolio		X
PowerShares International Dividend Achievers				X
PowerShares Zacks Micro Cap Portfolio				X
PowerShares Dynamic Semiconductors Portfolio			X
PowerShares Dynamic Food & Beverage Portfolio			X
PowerShares Dynamic Small Cap Value Portfolio				X
PowerShares Dynamic Small Cap Growth Portfolio			X
Jason Stoneberg	Dollar Range
Fund	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	over $1,000,000
PowerShares Dynamic Market Portfolio	X

24

Investment Advisory Agreement. Pursuant to an Investment Advisory Agreement between the Adviser and the Trust, each Fund has agreed to pay an annual advisory fee equal to a percentage of its average daily net assets set forth in the chart below.

Fund	Fee
PowerShares Aerospace & Defense Portfolio	0.50% of average daily net assets
PowerShares Buyback AchieversTM Portfolio	0.50% of average daily net assets
PowerShares CleantechTM Portfolio	0.50% of average daily net assets
PowerShares Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares DWA Technical LeadersTM Portfolio	0.50% of average daily net assets
PowerShares Dynamic Aggressive Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Banking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.50% of average daily net assets
PowerShares Dynamic Building & Construction Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Deep Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.50% of average daily net assets
PowerShares Dynamic Energy Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Financial Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Food & Beverage Portfolio	0.50% of average daily net assets
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Healthcare Services Portfolio	0.50% of average daily net assets
PowerShares Dynamic Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Insurance Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Large Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Leisure and Entertainment Portfolio	0.50% of average daily net assets
PowerShares Dynamic MagniQuant Portfolio	0.50% of average daily net assets
PowerShares Dynamic Market Portfolio	0.50% of average daily net assets
PowerShares Dynamic Media Portfolio	0.50% of average daily net assets
PowerShares Dynamic Mid Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Mid Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Mid Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Networking Portfolio	0.50% of average daily net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.50% of average daily net assets
PowerShares Dynamic OTC Portfolio	0.50% of average daily net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.50% of average daily net assets

25

Fund	Fee
PowerShares Dynamic Retail Portfolio	0.50% of average daily net assets
PowerShares Dynamic Semiconductors Portfolio	0.50% of average daily net assets
PowerShares Dynamic Small Cap Growth Portfolio	0.50% of average daily net assets
PowerShares Dynamic Small Cap Portfolio	0.50% of average daily net assets
PowerShares Dynamic Small Cap Value Portfolio	0.50% of average daily net assets
PowerShares Dynamic Software Portfolio	0.50% of average daily net assets
PowerShares Dynamic Technology Sector Portfolio	0.50% of average daily net assets
PowerShares Dynamic Telecommunications & Wireless Portfolio	0.50% of average daily net assets
PowerShares Dynamic Utilities Portfolio	0.50% of average daily net assets
PowerShares Financial Preferred Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Basic Materials Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Consumer Services Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Energy Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Financials Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Health Care Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Industrials Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.50% of average daily net assets
PowerShares FTSE RAFI Utilities Sector Portfolio	0.50% of average daily net assets
PowerShares Golden Dragon Halter USX China Portfolio	0.50% of average daily net assets
PowerShares High Growth Rate Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares International Dividend AchieversTM Portfolio	0.40% of average daily net assets
PowerShares Listed Private Equity Portfolio	0.50% of average daily net assets
PowerShares Lux Nanotech Portfolio	0.50% of average daily net assets
PowerShares Value Line Industry Rotation Portfolio	0.50% of average daily net assets
PowerShares Value Line TimelinessTM Select Portfolio	0.50% of average daily net assets
PowerShares Water Resources Portfolio	0.50% of average daily net assets
PowerShares WilderHill Clean Energy Portfolio	0.50% of average daily net assets
PowerShares WilderHill Progressive Energy Portfolio	0.50% of average daily net assets
PowerShares Zacks Micro Cap Portfolio	0.50% of average daily net assets
PowerShares Zacks Small Cap Portfolio	0.50% of average daily net assets

Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement, for the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, at least until April 30, 2008, the Adviser has agreed to waive

26

fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below.

Pursuant to the Investment Advisory Agreement, for all Funds other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, at least until April 30, 2008, the Adviser has agreed to waive fees and/or reimburse Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes and extraordinary expenses) from exceeding the percentage of its average net assets set forth in the chart below. The offering costs excluded from the expense cap set forth below for each Fund (except the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio) are: (a) legal fees pertaining to the Fund's Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange. The Trust and the Adviser have entered into the Expense Agreement in which the Adviser has agreed to waive its management fees and/or pay certain other operating expenses of each Fund in order to maintain the expense ratio of each Fund at or below the expense cap listed below (the "Expense Cap"). Expenses borne by the Adviser are subject to reimbursement by each Fund, other than the PowerShares Dynamic Market Portfolio and PowerShares Dynamic OTC Portfolio, up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by each Fund if it would result in the Fund exceeding its Expense Cap.

Fund	Expense Cap
PowerShares Aerospace & Defense Portfolio	0.60% of average net assets
PowerShares Buyback AchieversTM Portfolio	0.60% of average net assets
PowerShares CleantechTM Portfolio	0.60% of average net assets
PowerShares Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares DWA Technical LeadersTM Portfolio	0.60% of average net assets
PowerShares Dynamic Aggressive Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Banking Portfolio	0.60% of average net assets
PowerShares Dynamic Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Biotechnology & Genome Portfolio	0.60% of average net assets
PowerShares Dynamic Building & Construction Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Discretionary Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Consumer Staples Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Deep Value Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Exploration & Production Portfolio	0.60% of average net assets
PowerShares Dynamic Energy Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Financial Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Food & Beverage Portfolio	0.60% of average net assets
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	0.60% of average net assets
PowerShares Dynamic Healthcare Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Healthcare Services Portfolio	0.60% of average net assets
PowerShares Dynamic Industrials Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Insurance Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Large Cap Value Portfolio	0.60% of average net assets

27

Fund	Expense Cap
PowerShares Dynamic Leisure and Entertainment Portfolio	0.60% of average net assets
PowerShares Dynamic MagniQuant Portfolio	0.60% of average net assets
PowerShares Dynamic Market Portfolio	0.60% of average net assets
PowerShares Dynamic Media Portfolio	0.60% of average net assets
PowerShares Dynamic Mid Cap Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Mid Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Mid Cap Value Portfolio	0.60% of average net assets
PowerShares Dynamic Networking Portfolio	0.60% of average net assets
PowerShares Dynamic Oil & Gas Services Portfolio	0.60% of average net assets
PowerShares Dynamic OTC Portfolio	0.60% of average net assets
PowerShares Dynamic Pharmaceuticals Portfolio	0.60% of average net assets
PowerShares Dynamic Retail Portfolio	0.60% of average net assets
PowerShares Dynamic Semiconductors Portfolio	0.60% of average net assets
PowerShares Dynamic Small Cap Growth Portfolio	0.60% of average net assets
PowerShares Dynamic Small Cap Portfolio	0.60% of average net assets
PowerShares Dynamic Small Cap Value Portfolio	0.60% of average net assets
PowerShares Dynamic Software Portfolio	0.60% of average net assets
PowerShares Dynamic Technology Sector Portfolio	0.60% of average net assets
PowerShares Dynamic Telecommunications & Wireless Portfolio	0.60% of average net assets
PowerShares Dynamic Utilities Portfolio	0.60% of average net assets
PowerShares Financial Preferred Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Basic Materials Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Consumer Services Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Energy Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Financials Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Health Care Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Industrials Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	0.60% of average net assets
PowerShares FTSE RAFI US 1000 Portfolio	0.60% of average net assets
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	0.60% of average net assets
PowerShares FTSE RAFI Utilities Sector Portfolio	0.60% of average net assets
PowerShares Golden Dragon Halter USX China Portfolio	0.60% of average net assets
PowerShares High Growth Rate Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares High Yield Equity Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares International Dividend AchieversTM Portfolio	0.50% of average net assets
PowerShares Listed Private Equity Portfolio	0.60% of average net assets
PowerShares Lux Nanotech Portfolio	0.60% of average net assets

28

Fund	Expense Cap
PowerShares Value Line Industry Rotation Portfolio	0.60% of average net assets
PowerShares Value Line TimelinessTM Select Portfolio	0.60% of average net assets
PowerShares Water Resources Portfolio	0.60% of average net assets
PowerShares WilderHill Clean Energy Portfolio	0.60% of average net assets
PowerShares WilderHill Progressive Energy Portfolio	0.60% of average net assets
PowerShares Zacks Micro Cap Portfolio	0.60% of average net assets
PowerShares Zacks Small Cap Portfolio	0.60% of average net assets

The aggregate amount of the advisory fee paid by each Fund to the Adviser during the Fund's fiscal years ended April 30, 2005, 2006 and 2007, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund, and the aggregate amount of fees waived by the Adviser (net of expenses reimbursed to the Adviser under the Expense Agreement) during those periods are set forth in the chart below with respect to each Fund.

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
	April 30, 2005	April 30, 2006	April 30, 2007	April 30, 2005	April 30, 2006	April 30, 2007	Date of Commencement of Operations
PowerShares Aerospace & Defense Portfolio	N/A	$145,938	$589,182	N/A	$35,058	$118,441	10/26/05
PowerShares Buyback AchieversTM Portfolio	N/A	N/A	$69,278	N/A	N/A	$42,482	12/20/06
PowerShares CleantechTM Portfolio	N/A	N/A	$68,193	N/A	N/A	$48,163	10/24/06
PowerShares Dividend AchieversTM Portfolio	N/A	$64,029	$183,332	N/A	$57,204	$150,733	9/15/05
PowerShares DWA Technical LeadersTM Portfolio	N/A	N/A	$35,114	N/A	N/A	$35,114	3/1/07
PowerShares Dynamic Aggressive Growth Portfolio	N/A	N/A	$22,379	N/A	N/A	$22,379	12/20/06
PowerShares Dynamic Banking Portfolio	N/A	N/A	$21,892	N/A	N/A	$21,892	10/12/06
PowerShares Dynamic Basic Materials Sector Portfolio	N/A	N/A	$39,686	N/A	N/A	$39,686	10/12/06
PowerShares Dynamic Biotechnology & Genome Portfolio	N/A	$670,518	$1,165,041	N/A	$46,667	$78,242	6/23/05
PowerShares Dynamic Building & Construction Portfolio	N/A	$109,138	$75,528	N/A	$27,897	$75,528	10/26/05
PowerShares Dynamic Consumer Discretionary Sector Portfolio	N/A	N/A	$35,535	N/A	N/A	$35,535	10/12/06
PowerShares Dynamic Consumer Staples Sector Portfolio	N/A	N/A	$33,403	N/A	N/A	$33,403	10/12/06
PowerShares Dynamic Deep Value Portfolio	N/A	N/A	$27,514	N/A	N/A	$27,514	12/20/06
PowerShares Dynamic Energy Exploration & Production Portfolio	N/A	$174,806	$530,156	N/A	$31,935	$117,014	10/26/05
PowerShares Dynamic Energy Sector Portfolio	N/A	N/A	$46,867	N/A	N/A	$46,867	10/12/06

29

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
	April 30, 2005	April 30, 2006	April 30, 2007	April 30, 2005	April 30, 2006	April 30, 2007	Date of Commencement of Operations
PowerShares Dynamic Financial Sector Portfolio	N/A	N/A	$37,529	N/A	N/A	$37,529	10/12/06
PowerShares Dynamic Food & Beverage Portfolio	N/A	$100,258	$142,996	N/A	$76,949	$142,996	6/23/05
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	N/A	$47,841	$60,870	N/A	$33,578	$60,870	12/6/05
PowerShares Dynamic Healthcare Sector Portfolio	N/A	N/A	$47,574	N/A	N/A	$46,927	10/12/06
PowerShares Dynamic Healthcare Services Portfolio	N/A	N/A	$47,899	N/A	N/A	$47,524	10/12/06
PowerShares Dynamic Industrials Sector Portfolio	N/A	N/A	$49,975	N/A	N/A	$48,047	10/12/06
PowerShares Dynamic Insurance Portfolio	N/A	$83,944	$214,060	N/A	$30,432	$140,805	10/26/05
PowerShares Dynamic Large Cap Growth Portfolio	$7,027	$338,596	$959,057	$7,027	$107,262	$91,092	3/3/05
PowerShares Dynamic Large Cap Portfolio	N/A	N/A	$30,709	N/A	N/A	$30,709	12/1/06
PowerShares Dynamic Large Cap Value Portfolio	$8,313	$201,490	$1,274,562	$8,313	$115,781	$97,962	3/3/05
PowerShares Dynamic Leisure and Entertainment Portfolio	N/A	$107,413	$167,805	N/A	$73,676	$146,252	6/23/05
PowerShares Dynamic MagniQuant Portfolio	N/A	N/A	$146,255	N/A	N/A	$49,137	10/12/06
PowerShares Dynamic Market Portfolio	$944,380	$2,964,415	$4,602,483	$187,064	$188,751	$206,366	5/1/03
PowerShares Dynamic Media Portfolio	N/A	$105,733	$124,348	N/A	$75,466	$124,348	6/23/05
PowerShares Dynamic Mid Cap Growth Portfolio	$7,065	$228,568	$582,772	$7,065	$112,555	$116,666	3/3/05
PowerShares Dynamic Mid Cap Portfolio	N/A	N/A	$27,683	N/A	N/A	$27,683	12/1/06
PowerShares Dynamic Mid Cap Value Portfolio	$8,447	$131,577	$349,618	$8,447	$122,082	$132,535	3/3/05
PowerShares Dynamic Networking Portfolio	N/A	$109,881	$122,422	N/A	$75,892	$122,422	6/23/05
PowerShares Dynamic Oil & Gas Services Portfolio	N/A	$389,237	$1,442,227	N/A	$28,393	$55,303	10/26/05
PowerShares Dynamic OTC Portfolio	$247,270	$778,316	$906,029	$227,090	$145,318	$158,385	5/1/03
PowerShares Dynamic Pharmaceuticals Portfolio	N/A	$169,573	$386,568	N/A	$72,185	$131,335	6/23/05
PowerShares Dynamic Retail Portfolio	N/A	$64,699	$99,369	N/A	$35,289	$99,369	10/26/05
PowerShares Dynamic Semiconductors Portfolio	N/A	$299,810	$421,997	N/A	$63,354	$126,497	6/23/05
PowerShares Dynamic Small Cap Growth Portfolio	$7,514	$230,144	$332,868	$7,514	$115,109	$142,404	3/3/05
PowerShares Dynamic Small Cap Portfolio	N/A	N/A	$28,828	N/A	N/A	$28,828	12/1/06

30

	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
	April 30, 2005	April 30, 2006	April 30, 2007	April 30, 2005	April 30, 2006	April 30, 2007		Date of Commencement of Operations
PowerShares Dynamic Small Cap Value Portfolio	$7,441	$158,136	$392,569	$7,441	$124,935	$134,256		3/3/05
PowerShares Dynamic Software Portfolio	N/A	$149,525	$333,698	N/A	$73,406	$132,710		6/23/05
PowerShares Dynamic Technology Sector Portfolio	N/A	N/A	$44,809	N/A	N/A	$44,809		10/12/06
PowerShares Dynamic Telecommunications & Wireless Portfolio	N/A	$53,898	$151,175	N/A	$32,692	$137,387		12/6/05
PowerShares Dynamic Utilities Portfolio	N/A	$79,060	$240,637	N/A	$31,294	$139,461		10/26/05
PowerShares Financial Preferred Portfolio	N/A	N/A	$114,962	N/A	N/A	$39,008		12/1/06
PowerShares FTSE RAFI Basic Materials Sector Portfolio	N/A	N/A	$67,884	N/A	N/A	$55,988		9/20/06
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	N/A	N/A	$56,129	N/A	N/A	$56,129		9/20/06
PowerShares FTSE RAFI Consumer Services Sector Portfolio	N/A	N/A	$46,528	N/A	N/A	$46,528		9/20/06
PowerShares FTSE RAFI Energy Sector Portfolio	N/A	N/A	$81,131	N/A	N/A	$56,949		9/20/06
PowerShares FTSE RAFI Financials Sector Portfolio	N/A	N/A	$43,426	N/A	N/A	$43,426		9/20/06
PowerShares FTSE RAFI Health Care Sector Portfolio	N/A	N/A	$76,703	N/A	N/A	$56,657		9/20/06
PowerShares FTSE RAFI Industrials Sector Portfolio	N/A	N/A	$101,830	N/A	N/A	$54,254		9/20/06
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	N/A	N/A	$68,577	N/A	N/A	$56,931		9/20/06
PowerShares FTSE RAFI US 1000 Portfolio	N/A	$117,073	$2,258,401	N/A	$56,474	$62,357		12/19/05
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	N/A	N/A	$132,139	N/A	N/A	$51,267		9/20/06
PowerShares FTSE RAFI Utilities Sector Portfolio	N/A	N/A	$64,980	N/A	N/A	$57,004		9/20/06
PowerShares Golden Dragon Halter USX China Portfolio	$74,841	$452,163	$1,483,381	$35,492	$153,739	$56,468		12/9/04
PowerShares High Growth Rate Dividend AchieversTM Portfolio	N/A	$69,246	$134,649	N/A	$58,976	$134,649		9/15/05
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$322,191	$1,809,924	$1,746,064	$24,616	$168,670	$—	(1)	12/9/04
PowerShares International Dividend AchieversTM Portfolio	N/A	$241,777	$1,302,547	N/A	$43,114	$48,441		9/15/05
PowerShares Listed Private Equity Portfolio	N/A	N/A	$194,749	N/A	N/A	$42,623		10/24/06
PowerShares Lux Nanotech Portfolio	N/A	$162,591	$647,239	N/A	$33,080	$106,037		10/26/05

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	Advisory Fees Paid for the Fiscal Year Ended			Net Advisory Fees Waived for the Fiscal Year Ended
	April 30, 2005	April 30, 2006	April 30, 2007	April 30, 2005	April 30, 2006	April 30, 2007		Date of Commencement of Operations
PowerShares Value Line Industry Rotation Portfolio	N/A	N/A	$43,161	N/A	N/A	$40,101		12/1/06
PowerShares Value Line TimelinessTM Select Portfolio	N/A	$211,802	$997,000	N/A	$29,056	$86,448		12/6/05
PowerShares Water Resources Portfolio	N/A	$900,605	$6,033,534	N/A	$39,206	$175,648		12/6/05
PowerShares WilderHill Clean Energy Portfolio	$20,080	$999,292	$3,585,302	$20,080	$92,899	$—	(2)	3/3/05
PowerShares WilderHill Progressive Energy Portfolio	N/A	N/A	$67,358	N/A	N/A	$47,367		10/24/06
PowerShares Zacks Micro Cap Portfolio	N/A	$364,824	$806,124	N/A	$78,032	$120,775		8/18/05
PowerShares Zacks Small Cap Portfolio	N/A	$43,105	$315,967	N/A	$36,238	$112,053		2/16/06

(1)  The net amount reimbursed to the Adviser by the Fund was $15,435.

(2)  The net amount reimbursed to the Adviser by the Fund was $34,877.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues until April 30, 2008, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of that Fund's outstanding voting securities on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Fund.

PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Administrator. The Bank of New York Mellon ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

BONY serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Pursuant to the Administrative Services Agreement between BONY and the Trust, each Fund has agreed to pay an annual administrative services fee of 0.03% of its average daily net assets or the minimum annual fee of

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$60,000, whichever is higher. The aggregate amount of the administrative fee paid by each Fund to BONY during the Fund's fiscal years ended April 30, 2005, 2006 and 2007, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund, are set forth in the chart below. Effective April 1, 2007, each Fund has agreed to pay the higher of: (1) an annual accounting and administrative services fee of up to 0.05% of the Trust's average daily net assets which will be allocated among the Funds based on each fund's average daily net assets; and (2) the minimum annual fee of up to $115,000.

	Administrative Fees Paid for the Fiscal Year Ended
Fund	April 30, 2005	April 30, 2006	April 30, 2007
PowerShares Aerospace & Defense Portfolio	N/A	$5,948	$59,999
PowerShares Buyback AchieversTM Portfolio	N/A	N/A	$2,078
PowerShares CleantechTM Portfolio	N/A	N/A	$3,133
PowerShares Dividend AchieversTM Portfolio	N/A	$10,529	$59,999
PowerShares DWA Technical LeadersTM Portfolio	N/A	N/A	$1,053
PowerShares Dynamic Aggressive Growth Portfolio	N/A	N/A	$671
PowerShares Dynamic Banking Portfolio	N/A	N/A	$3,742
PowerShares Dynamic Basic Materials Sector Portfolio	N/A	N/A	$4,206
PowerShares Dynamic Biotechnology & Genome Portfolio	N/A	$32,448	$59,999
PowerShares Dynamic Building & Construction Portfolio	N/A	$4,785	$59,999
PowerShares Dynamic Consumer Discretionary Sector Portfolio	N/A	N/A	$4,060
PowerShares Dynamic Consumer Staples Sector Portfolio	N/A	N/A	$4,051
PowerShares Dynamic Deep Value Portfolio	N/A	N/A	$825
PowerShares Dynamic Energy Exploration & Production Portfolio	N/A	$6,886	$59,999
PowerShares Dynamic Energy Sector Portfolio	N/A	N/A	$4,382
PowerShares Dynamic Financial Sector Portfolio	N/A	N/A	$4,187
PowerShares Dynamic Food & Beverage Portfolio	N/A	$24,079	$59,999
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	N/A	$1,778	$54,162
PowerShares Dynamic Healthcare Sector Portfolio	N/A	N/A	$4,164
PowerShares Dynamic Healthcare Services Portfolio	N/A	N/A	$4,338
PowerShares Dynamic Industrials Sector Portfolio	N/A	N/A	$4,433
PowerShares Dynamic Insurance Portfolio	N/A	$3,808	$59,999
PowerShares Dynamic Large Cap Growth Portfolio	$415	$41,779	$59,999
PowerShares Dynamic Large Cap Portfolio	N/A	N/A	$921
PowerShares Dynamic Large Cap Value Portfolio	$490	$40,869	$60,051
PowerShares Dynamic Leisure and Entertainment Portfolio	N/A	$24,118	$59,999
PowerShares Dynamic MagniQuant Portfolio	N/A	N/A	$6,891
PowerShares Dynamic Market Portfolio	$60,000	$126,411	$138,075
PowerShares Dynamic Media Portfolio	N/A	$24,270	$59,999
PowerShares Dynamic Mid Cap Growth Portfolio	$417	$40,589	$59,999
PowerShares Dynamic Mid Cap Portfolio	N/A	N/A	$830
PowerShares Dynamic Mid Cap Value Portfolio	$498	$40,452	$59,999
PowerShares Dynamic Networking Portfolio	N/A	$24,248	$59,999
PowerShares Dynamic Oil & Gas Services Portfolio	N/A	$13,822	$59,999
PowerShares Dynamic OTC Portfolio	$60,000	$59,002	$59,998
PowerShares Dynamic Pharmaceuticals Portfolio	N/A	$24,786	$59,999
PowerShares Dynamic Retail Portfolio	N/A	$3,137	$59,999
PowerShares Dynamic Semiconductors Portfolio	N/A	$28,020	$59,999
PowerShares Dynamic Small Cap Growth Portfolio	$443	$40,437	$59,999
PowerShares Dynamic Small Cap Portfolio	N/A	N/A	$865

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	Administrative Fees Paid for the Fiscal Year Ended
Fund	April 30, 2005	April 30, 2006	April 30, 2007
PowerShares Dynamic Small Cap Value Portfolio	$439	$40,609	$59,999
PowerShares Dynamic Software Portfolio	N/A	$24,985	$59,999
PowerShares Dynamic Technology Sector Portfolio	N/A	N/A	$4,295
PowerShares Dynamic Telecommunications & Wireless Portfolio	N/A	$1,961	$54,388
PowerShares Dynamic Utilities Portfolio	N/A	$3,643	$59,999
PowerShares Financial Preferred Portfolio	N/A	N/A	$3,449
PowerShares FTSE RAFI Basic Materials Sector Portfolio	N/A	N/A	$8,357
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	N/A	N/A	$8,155
PowerShares FTSE RAFI Consumer Services Sector Portfolio	N/A	N/A	$7,943
PowerShares FTSE RAFI Energy Sector Portfolio	N/A	N/A	$8,800
PowerShares FTSE RAFI Financials Sector Portfolio	N/A	N/A	$7,851
PowerShares FTSE RAFI Health Care Sector Portfolio	N/A	N/A	$8,644
PowerShares FTSE RAFI Industrials Sector Portfolio	N/A	N/A	$9,116
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	N/A	N/A	$8,475
PowerShares FTSE RAFI US 1000 Portfolio	N/A	$4,089	$77,815
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	N/A	N/A	$9,373
PowerShares FTSE RAFI Utilities Sector Portfolio	N/A	N/A	$8,389
PowerShares Golden Dragon Halter USX China Portfolio	$4,490	$55,219	$60,622
PowerShares High Growth Rate Dividend AchieversTM Portfolio	N/A	$10,709	$59,999
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$28,729	$96,574	$65,479
PowerShares International Dividend AchieversTM Portfolio	N/A	$16,255	$63,706
PowerShares Listed Private Equity Portfolio	N/A	N/A	$6,572
PowerShares Lux Nanotech Portfolio	N/A	$6,416	$59,999
PowerShares Value Line Industry Rotation Portfolio	N/A	N/A	$1,295
PowerShares Value Line TimelinessTM Select Portfolio	N/A	$7,446	$56,817
PowerShares Water Resources Portfolio	N/A	$30,915	$181,009
PowerShares WilderHill Clean Energy Portfolio	$1,192	$47,037	$107,561
PowerShares WilderHill Progressive Energy Portfolio	N/A	N/A	$3,105
PowerShares Zacks Micro Cap Portfolio	N/A	$22,030	$59,999
PowerShares Zacks Small Cap Portfolio	N/A	$1,398	$44,939

Custodian, Transfer Agent and Fund Accounting Agent. BONY, located at 101 Barclay St., New York, NY 10286, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, BONY holds the Funds' assets, calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BONY serves as Fund Accounting Agent pursuant to a Fund Accounting Agreement. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

Pursuant to the Custodian Agreement between BONY and the Trust, each Fund has agreed to pay an annual custody fee of 0.0075% of its average daily net assets or the minimum annual fee of $3,600, whichever is higher. Effective April 1, 2007, each Fund has agreed to pay the higher of: (1) an annual custody fee of up to 0.00675% of the Trust's average daily net assets which will be allocated among the Funds based on each Fund's average daily net assets; and (2) the minimum annual fee of $3,600.

Pursuant to the Transfer Agency Agreement between BONY and the Trust, each Fund has agreed to an annual minimum transfer agency fee of $2,400.

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Pursuant to the Fund Accounting Agreement between BONY and the Trust, each Fund has agreed to pay an annual fund accounting fee of 0.02% of its average daily net assets or the minimum annual fee of $55,000, whichever is higher. Effective April 1, 2007, each Fund has agreed to pay a combined annual accounting and administrative services fee, as discussed under the "Administrative Services Agreement" section.

Distributor. AIM Distributors, Inc. is the Distributor of the Funds' Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

12b-1 Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which each Fund may reimburse the Distributor up to a maximum annual rate of 0.25% of its average daily net assets. Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

The Plan was adopted in order to permit the implementation of each Fund's method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and a member of the Financial Industry Regulatory Agency ("FINRA").

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository" below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index or Underlying Intellidex upon which it is based.

Fund	Underlying Index or Underlying Intellidex
PowerShares Aerospace & Defense Portfolio	SPADETM Defense Index
PowerShares Buyback AchieversTM Portfolio	Share BuyBack AchieversTM Index
PowerShares CleantechTM Portfolio	CleantechTM Index
PowerShares Dividend AchieversTM Portfolio	Broad Dividend AchieversTM Index
PowerShares DWA Technical LeadersTM Portfolio	Dorsey Wright Technical LeadersTM Index
PowerShares Dynamic Aggressive Growth Portfolio	Dynamic Aggressive Growth IntellidexSM Index
PowerShares Dynamic Banking Portfolio	Dynamic Banking IntellidexSM Index
PowerShares Dynamic Basic Materials Sector Portfolio	Dynamic Basic Materials Sector IntellidexSM Index
PowerShares Dynamic Biotechnology & Genome Portfolio	Dynamic Biotechnology & Genome IntellidexSM Index
PowerShares Dynamic Building & Construction Portfolio	Dynamic Building & Construction IntellidexSM Index

35

Fund	Underlying Index or Underlying Intellidex
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Dynamic Consumer Discretionary Sector IntellidexSM Index
PowerShares Dynamic Consumer Staples Sector Portfolio	Dynamic Consumer Staples Sector IntellidexSM Index
PowerShares Dynamic Deep Value Portfolio	Dynamic Deep Value IntellidexSM Index
PowerShares Dynamic Energy Exploration & Production Portfolio	Dynamic Energy Exploration & Production IntellidexSM Index
PowerShares Dynamic Energy Sector Portfolio	Dynamic Energy Sector IntellidexSM Index
PowerShares Dynamic Financial Sector Portfolio	Dynamic Financial Sector IntellidexSM Index
PowerShares Dynamic Food & Beverage Portfolio	Dynamic Food & Beverage IntellidexSM Index
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	Dynamic Hardware & Consumer Electronics IntellidexSM Index
PowerShares Dynamic Healthcare Sector Portfolio	Dynamic Healthcare Sector IntellidexSM Index
PowerShares Dynamic Healthcare Services Portfolio	Dynamic Healthcare Services IntellidexSM Index
PowerShares Dynamic Industrials Sector Portfolio	Dynamic Industrials Sector IntellidexSM Index
PowerShares Dynamic Insurance Portfolio	Dynamic Insurance IntellidexSM Index
PowerShares Dynamic Large Cap Growth Portfolio	Dynamic Large Cap Growth IntellidexSM Index
PowerShares Dynamic Large Cap Portfolio	Dynamic Large Cap IntellidexSM Index
PowerShares Dynamic Large Cap Value Portfolio	Dynamic Large Cap Value IntellidexSM Index
PowerShares Dynamic Leisure and Entertainment Portfolio	Dynamic Leisure and Entertainment IntellidexSM Index
PowerShares Dynamic MagniQuant Portfolio	Top 200 Dynamic IntellidexSM Index
PowerShares Dynamic Market Portfolio	Dynamic Market IntellidexSM Index
PowerShares Dynamic Media Portfolio	Dynamic Media IntellidexSM Index
PowerShares Dynamic Mid Cap Growth Portfolio	Dynamic Mid Cap Growth IntellidexSM Index
PowerShares Dynamic Mid Cap Portfolio	Dynamic Mid Cap IntellidexSM Index
PowerShares Dynamic Mid Cap Value Portfolio	Dynamic Mid Cap Value IntellidexSM Index
PowerShares Dynamic Networking Portfolio	Dynamic Networking IntellidexSM Index
PowerShares Dynamic Oil & Gas Services Portfolio	Dynamic Oil Services IntellidexSM Index
PowerShares Dynamic OTC Portfolio	Dynamic OTC IntellidexSM Index
PowerShares Dynamic Pharmaceuticals Portfolio	Dynamic Pharmaceuticals IntellidexSM Index
PowerShares Dynamic Retail Portfolio	Dynamic Retail IntellidexSM Index
PowerShares Dynamic Semiconductors Portfolio	Dynamic Semiconductors IntellidexSM Index
PowerShares Dynamic Small Cap Growth Portfolio	Dynamic Small Cap Growth IntellidexSM Index
PowerShares Dynamic Small Cap Portfolio	Dynamic Small Cap IntellidexSM Index
PowerShares Dynamic Small Cap Value Portfolio	Dynamic Small Cap Value IntellidexSM Index
PowerShares Dynamic Software Portfolio	Dynamic Software IntellidexSM Index
PowerShares Dynamic Technology Sector Portfolio	Dynamic Technology Sector IntellidexSM Index
PowerShares Dynamic Telecommunications & Wireless Portfolio	Dynamic Telecommunications & Wireless IntellidexSM Index
PowerShares Dynamic Utilities Portfolio	Dynamic Utilities IntellidexSM Index

36

Fund	Underlying Index or Underlying Intellidex
PowerShares Financial Preferred Portfolio	Wachovia Hybrid & Preferred Securities Financial Index
PowerShares FTSE RAFI Basic Materials Sector Portfolio	FTSE Research Affiliates Fundamentals Basic Materials Sector Index
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Goods Sector Index
PowerShares FTSE RAFI Consumer Services Sector Portfolio	FTSE Research Affiliates Fundamentals Consumer Services Sector Index
PowerShares FTSE RAFI Energy Sector Portfolio	FTSE Research Affiliates Fundamentals Oil & Gas Index
PowerShares FTSE RAFI Financials Sector Portfolio	FTSE Research Affiliates Fundamentals Financials Sector Index
PowerShares FTSE RAFI Health Care Sector Portfolio	FTSE Research Affiliates Fundamentals Health Care Sector Index
PowerShares FTSE RAFI Industrials Sector Portfolio	FTSE Research Affiliates Fundamentals Industrials Sector Index
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	FTSE Research Affiliates Fundamentals Telecommunications & Technology Sector Index
PowerShares FTSE RAFI US 1000 Portfolio	FTSE RAFI US 1000 Index
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	FTSE Research Affiliates Fundamentals US 1500 Small-Mid Index
PowerShares FTSE RAFI Utilities Sector Portfolio	FTSE Research Affiliates Fundamentals Utilities Sector Index
PowerShares Golden Dragon Halter USX China Portfolio	Halter USX China IndexSM
PowerShares High Growth Rate Dividend AchieversTM Portfolio	High Growth Rate Dividend AchieversTM Index
PowerShares High Yield Equity Dividend AchieversTM Portfolio	Mergent Dividend AchieversTM 50 Index
PowerShares International Dividend AchieversTM Portfolio	International Dividend AchieversTM Index
PowerShares Listed Private Equity Portfolio	Red Rocks Listed Private Equity Index
PowerShares Lux Nanotech Portfolio	Lux Nanotech IndexTM
PowerShares Value Line Industry Rotation Portfolio	Value Line Industry Rotation Index
PowerShares Value Line TimelinessTM Select Portfolio	Value Line TimelinessTM Select Index
PowerShares Water Resources Portfolio	Palisades Water Index
PowerShares WilderHill Clean Energy Portfolio	WilderHill Clean Energy Index
PowerShares WilderHill Progressive Energy Portfolio	WilderHill Progressive Energy Index
PowerShares Zacks Micro Cap Portfolio	Zacks Micro Cap Index
PowerShares Zacks Small Cap Portfolio	Zacks Small Cap Index

The only relationships that the AMEX has with the Adviser or Distributor of the PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Computer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio,

37

PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio or PowerShares Dynamic Energy Exploration & Production Portfolio in connection with the Funds are that the AMEX has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Intellidexes and the names of the Underlying Intellidexes; and the AMEX lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The Underlying Intellidexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. The AMEX has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.

THE AMEX SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INTELLIDEXES. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INTELLIDEXES OR ANY DATA INCLUDED THEREIN. THE AMEX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INTELLIDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE AMEX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INTELLIDEXES, EVEN IF THE AMEX IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Zacks has with the Adviser or Distributor of the PowerShares Zacks Small Cap Portfolio or the PowerShares Zacks Micro Cap Portfolio in connection with the Funds is that Zacks has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Zacks has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Intellidexes. Zacks is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Zacks does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

ZACKS SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. ZACKS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. ZACKS DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ZACKS HAVE ANY LIABILITY FOR ANY

38

SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF ZACKS IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Hydrogen Ventures has with the Adviser or Distributor of the PowerShares Water Resources Portfolio in connection with the PowerShares Water Resources Portfolio is that Hydrogen Ventures has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the PowerShares Water Resources Portfolio. Hydrogen Ventures has no obligation to take the specific needs of the Adviser, Distributor or owners of the PowerShares Water Resources Portfolio into consideration in the determination and calculation of the Underlying Index. Hydrogen Ventures is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the PowerShares Water Resources Portfolio. Hydrogen Ventures does not have any obligation or liability in connection with the administration, marketing or trading of the PowerShares Water Resources Portfolio.

HYDROGEN VENTURES SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. HYDROGEN VENTURES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. HYDROGEN VENTURES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HYDROGEN VENTURES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF HYDROGEN VENTURES IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Value Line, Inc. has with the Adviser or Distributor of the PowerShares Value Line Industry Rotation Portfolio or the PowerShares Value Line TimelinessTM Portfolio in connection with the Funds is that Value Line, Inc. has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Value Line, Inc. has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. Value Line, Inc. is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Value Line, Inc. does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

VALUE LINE, INC. SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. VALUE LINE, INC. MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. VALUE LINE, INC. DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL VALUE LINE, INC. HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF VALUE LINE, INC. IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

39

The only relationship that FTSE has with the Adviser or Distributor of the PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio or PowerShares FTSE RAFI Utilities Sector Portfolio in connection with the Funds is that FTSE has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. FTSE has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. FTSE is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. FTSE does not have any obligation or liability in connection with the administration, marketing or trading of the Funds.

FTSE SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. FTSE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. FTSE DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FTSE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF FTSE IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that ISBC has with the Adviser or Distributor of the PowerShares Aerospace and Defense Portfolio in connection with the Fund is that ISBC has licensed certain of their intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Underlying Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. ISBC has no obligation to take the specific needs of the Adviser, Distributor or owners of the Fund into consideration in the determination and calculation of the Underlying Index. ISBC is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. ISBC does not have any obligation or liability in connection with the administration, marketing or trading of the Fund.

ISBC SHALL NOT HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. ISBC MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. ISBC DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ISBC HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF ISBC IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Lux's only relationship to the Adviser or Distributor of the PowerShares Lux Nanotech Portfolio is the licensing of certain trademarks and trade names of Lux and of the Lux Nanotech IndexTM which is determined, composed and calculated by Lux without regard to the Adviser, the Trust or the Shares. Lux has no obligation to take the needs of the Adviser or the owners of the Shares into consideration in determining, composing or calculating the Lux Nanotech Index. Lux is not responsible for and has not participated in any determination or

40

calculation made with respect to issuance or redemption of the Shares. Lux has no obligation or liability in connection with the administration, marketing or trading of the Shares.

LUX DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE LUX NANOTECH INDEX AND/OR ANY DATA INCLUDED THEREIN. LUX MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE TRUST OR ANY OWNER OF THE SHARES, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. LUX MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE LUX NANOTECH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LUX HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that WilderHill has with the Adviser or Distributor of the PowerShares WilderHill Clean Energy Portfolio or the PowerShares WilderHill Progressive Energy Portfolio in connection with the Funds is that WilderHill has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. WilderHill has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. WilderHill is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. WilderHill has no obligation or liability in connection with the administration, marketing or trading of the Funds.

WILDERHILL SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. WILDERHILL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. WILDERHILL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WILDERHILL HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF WILDERHILL IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WilderShares makes no representation or warranty, expressed or implied, to the owners of Shares of the PowerShares WilderHill Clean Energy Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares particularly. As the Index Provider, WilderShares' only relationship to the Adviser is WilderShares' licensing to the Adviser certain WilderShares trademarks, the Underlying Index and tradenames which are composed by WilderShares without regard to the Adviser, this product or any investor.

THERE IS NO RELATIONSHIP BETWEEN WILDERSHARES AND THE ADVISER OTHER THAN A LICENSE BY WILDERSHARES TO THE ADVISER OF CERTAIN WILDERSHARES TRADEMARKS AND TRADE NAMES, AND THE INDEX, FOR USE BY THE ADVISER. SUCH TRADEMARKS, TRADE NAMES AND INDEX HAVE BEEN CREATED AND DEVELOPED BY WILDERSHARES WITHOUT REGARD TO THE ADVISER, ITS BUSINESS, THIS PRODUCT AND/OR ANY PROSPECTIVE INVESTOR.

The only relationships that Halter Financial and Mergent® have with the Adviser or Distributor of the PowerShares Golden Dragon Halter USX China Portfolio for Halter Financial and the PowerShares Buyback AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate AchieversTM Portfolio or PowerShares International

41

Dividend AchieversTM Portfolio for Mergent®, respectively, in connection with the Funds are that Halter Financial and Mergent® have licensed certain of its intellectual property, including the determination of the component stocks of each applicable Underlying Index and the name of the Underlying Index. Each Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the respective Fund. Neither Halter Financial nor Mergent® has any obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the applicable Underlying Index. Halter Financial and Mergent® are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Neither Halter Financial nor Mergent® have any obligation or liability in connection with the administration, marketing or trading of the Funds.

NEITHER HALTER FINANCIAL NOR MERGENT® SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. HALTER FINANCIAL AND MERGENT® MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. HALTER FINANCIAL AND MERGENT® DO NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL HALTER FINANCIAL OR MERGENT® HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF HALTER FINANCIAL OR MERGENT® IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationship that Dorsey Wright has with the Adviser or Distributor of the PowerShares DWA Technical LeadersTM Portfolio in connection with the Fund is that Dorsey Wright has licensed certain of its intellectual property, including the determination of the component stocks of the Underlying Index and the name of the Index. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Fund. Dorsey Wright is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the asset value of the Fund. Dorsey Wright has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DORSEY WRIGHT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUND OR THE UNDERLYING INDEX. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. DORSEY WRIGHT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUND OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DORSEY WRIGHT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUND OR THE UNDERLYING INDEX, EVEN IF DORSEY WRIGHT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Financial Preferred Portfolio is not sponsored, endorsed, sold or promoted by Wachovia Corporation, Wachovia Capital Markets, LLC or their subsidiaries or affiliates (collectively "Wachovia"). Wachovia makes no representation or warranty, express or implied to Fund investors or any member of the public regarding the advisability of investing in securities generally or in this Fund particularly or the ability of any data supplied by Wachovia to track preferred stock performance. Wachovia's only relationship to the Adviser, the Distributor, the Fund or the Trust is the licensing of certain trademarks and trade names of Wachovia and of the data supplied by Wachovia that is determined, composed and calculated by Wachovia without regard to the Fund

42

or its Shares. Wachovia has no obligation to take the needs of the Fund into consideration when determining, composing or calculating the data. Wachovia has no obligation or liability in connection with the administration, marketing or trading of the Fund.

WACHOVIA DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY IT OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO THE RESULTS TO BE OBTAINED BY THE ADVISER AND THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WACHOVIA MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY WACHOVIA OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL WACHOVIA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The only relationships that Red Rocks and Cleantech have with the Adviser or Distributor of the PowerShares Listed Private Equity Portfolio for Red Rocks and the PowerShares CleantechTM Portfolio for Cleantech, respectively, in connection with these Funds are that Red Rocks and Cleantech have licensed certain of their intellectual property, including the determination of the component stocks of the Underlying Indexes and the name of the Underlying Indexes. The Underlying Indexes are selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Red Rocks and Cleantech have no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Underlying Indexes. Red Rocks and Cleantech are not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Red Rocks and Cleantech have no obligation or liability in connection with the administration, marketing or trading of the Funds.

RED ROCKS AND CLEANTECH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE UNDERLYING INDEXES. RED ROCKS AND CLEANTECH MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEXES OR ANY DATA INCLUDED THEREIN. RED ROCKS AND CLEANTECH MAKE NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE UNDERLYING INDEXES OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RED ROCKS AND CLEANTECH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS OR THE UNDERLYING INDEXES, EVEN IF RED ROCKS AND CLEANTECH ARE NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

43

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

The aggregate brokerage commissions paid by each Fund during the Fund's fiscal years ended April 30, 2005, 2006 and 2007, as applicable, or, if the Fund has not been in existence for a full fiscal year, since the commencement of operations of that Fund are set forth in the chart below.

	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2005	April 30, 2006	April 30, 2007
PowerShares Aerospace & Defense Portfolio	N/A	$948	$23,620
PowerShares Buyback AchieversTM Portfolio	N/A	N/A	$6,572
PowerShares CleantechTM Portfolio	N/A	N/A	$16,337
PowerShares Dividend AchieversTM Portfolio	N/A	$2,031	$2,601
PowerShares DWA Technical LeadersTM Portfolio	N/A	N/A	$1,928
	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2005	April 30, 2006	April 30, 2007
PowerShares Dynamic Aggressive Growth Portfolio	N/A	N/A	$842
PowerShares Dynamic Banking Portfolio	N/A	N/A	$3,006
PowerShares Dynamic Basic Materials Sector Portfolio	N/A	N/A	$2,369
PowerShares Dynamic Biotechnology & Genome Portfolio	N/A	$123,712	$218,012
PowerShares Dynamic Building & Construction Portfolio	N/A	$6,766	$5,002
PowerShares Dynamic Consumer Discretionary Sector Portfolio	N/A	N/A	$2,578
PowerShares Dynamic Consumer Staples Sector Portfolio	N/A	N/A	$1,838
PowerShares Dynamic Deep Value Portfolio	N/A	N/A	$654
PowerShares Dynamic Energy Exploration & Production Portfolio	N/A	$6,983	$47,716
PowerShares Dynamic Energy Sector Portfolio	N/A	N/A	$1,416
PowerShares Dynamic Financial Sector Portfolio	N/A	N/A	$1,626
PowerShares Dynamic Food & Beverage Portfolio	N/A	$22,288	$8,945
PowerShares Dynamic Hardware & Consumer Electronics Portfolio	N/A	$5,236	$11,055
PowerShares Dynamic Healthcare Sector Portfolio	N/A	N/A	$2,176
PowerShares Dynamic Healthcare Services Portfolio	N/A	N/A	$1,476
PowerShares Dynamic Industrials Sector Portfolio	N/A	N/A	$1,917
PowerShares Dynamic Insurance Portfolio	N/A	$6,213	$9,910
PowerShares Dynamic Large Cap Growth Portfolio	$340	$44,946	$57,158
PowerShares Dynamic Large Cap Portfolio	N/A	N/A	$219
PowerShares Dynamic Large Cap Value Portfolio	N/A	$9,883	$20,232
PowerShares Dynamic Leisure and Entertainment Portfolio	N/A	$16,249	$8,185
PowerShares Dynamic MagniQuant Portfolio	N/A	N/A	$7,139
PowerShares Dynamic Market Portfolio	$212,404	$495,902	$587,257
PowerShares Dynamic Media Portfolio	N/A	$37,951	$9,300

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	Brokerage Commissions Paid for the Fiscal Year Ended
Fund	April 30, 2005	April 30, 2006	April 30, 2007
PowerShares Dynamic Mid Cap Growth Portfolio	$67	$36,435	$42,017
PowerShares Dynamic Mid Cap Portfolio	N/A	N/A	$394
PowerShares Dynamic Mid Cap Value Portfolio	$123	$21,691	$13,571
PowerShares Dynamic Networking Portfolio	N/A	$52,644	$34,191
PowerShares Dynamic Oil & Gas Services Portfolio	N/A	$9,304	$149,775
PowerShares Dynamic OTC Portfolio	$119,545	$132,576	$154,843
PowerShares Dynamic Pharmaceuticals Portfolio	N/A	$12,091	$24,184
PowerShares Dynamic Retail Portfolio	N/A	$2,290	$10,555
PowerShares Dynamic Semiconductors Portfolio	N/A	$69,311	$65,017
PowerShares Dynamic Small Cap Growth Portfolio	N/A	$61,947	$66,655
PowerShares Dynamic Small Cap Portfolio	N/A	N/A	$13,347
PowerShares Dynamic Small Cap Value Portfolio	$95	$50,904	$45,204
PowerShares Dynamic Software Portfolio	N/A	$37,587	$43,389
PowerShares Dynamic Technology Sector Portfolio	N/A	N/A	$4,544
PowerShares Dynamic Telecommunications & Wireless Portfolio	N/A	$1,548	$33,814
PowerShares Dynamic Utilities Portfolio	N/A	$12,064	$10,849
PowerShares Financial Preferred Portfolio	N/A	N/A	$0
PowerShares FTSE RAFI Basic Materials Sector Portfolio	N/A	N/A	$3,049
PowerShares FTSE RAFI Consumer Goods Sector Portfolio	N/A	N/A	$308
PowerShares FTSE RAFI Consumer Services Sector Portfolio	N/A	N/A	$882
PowerShares FTSE RAFI Energy Sector Portfolio	N/A	N/A	$131
PowerShares FTSE RAFI Financials Sector Portfolio	N/A	N/A	$1,420
PowerShares FTSE RAFI Health Care Sector Portfolio	N/A	N/A	$1,221
PowerShares FTSE RAFI Industrials Sector Portfolio	N/A	N/A	$1,963
PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio	N/A	N/A	$1,530
PowerShares FTSE RAFI US 1000 Portfolio	N/A	$1,781	$33,756
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	N/A	N/A	$3,272
PowerShares FTSE RAFI Utilities Sector Portfolio	N/A	N/A	$167
PowerShares Golden Dragon Halter USX China Portfolio	$16,832	$48,958	$55,346
PowerShares High Growth Rate Dividend AchieversTM Portfolio	N/A	$4,928	$2,486
PowerShares High Yield Equity Dividend AchieversTM Portfolio	$96,878	$69,862	$121,822
PowerShares International Dividend AchieversTM Portfolio	N/A	$7,258	$69,427
PowerShares Listed Private Equity Portfolio	N/A	N/A	$18,831
PowerShares Lux Nanotech Portfolio	N/A	$17,234	$92,134
PowerShares Value Line Industry Rotation Portfolio	N/A	N/A	$1,998
PowerShares Value Line TimelinessTM Select Portfolio	N/A	$23,999	$179,529
PowerShares Water Resources Portfolio	N/A	$42,113	$330,359
PowerShares WilderHill Clean Energy Portfolio	$17,614	$109,790	$944,426
PowerShares WilderHill Progressive Energy Portfolio	N/A	N/A	$3,405
PowerShares Zacks Micro Cap Portfolio	N/A	$303,986	$256,978
PowerShares Zacks Small Cap Portfolio	N/A	$598	$75,840

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ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on June 9, 2000.

The Trust is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust currently offers shares of seventy funds. The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund shares are required to disclose information on direct or indirect ownership of Fund shares as may be required to comply with various laws applicable to the Fund, and ownership of Fund shares may be disclosed by the Fund if so required by law or regulation. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to the Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

The Trust is not required and does not intend to hold annual meetings of shareholders. Shareholders owning more than 10% of the outstanding shares of the Trust have the right to call a special meeting to remove one or more Trustees or for any other purpose.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

46

Control Persons. The following table sets forth the name, address and percentage of ownership of each person who is known by the Trust to own, of record or beneficially, 5% or more of each Fund's outstanding equity securities as of August 1, 2007:

POWERSHARES DYNAMIC MARKET PORTFOLIO

Name & Address	% Owned
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	22.56%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	13.93%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	12.65%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	9.32%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.95%

POWERSHARES DWA TECHNICAL LEADERSTM PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	14.82%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.88%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.48%
Name & Address	% Owned
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.13%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.87%
Raymond James & Associates P.O. Box 12749 St. Petersburg, FL 33733	6.60%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.64%

47

POWERSHARES WILDERHILL PROGRESSIVE ENERGY PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	17.05%
National Financial Services LLC 200 Liberty Street New York, NY 10281	14.17%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.22%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.06%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.81%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.24%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.04%

POWERSHARES VALUE LINE INDUSTRY ROTATION PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	23.65%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	12.93%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.88%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.69%
Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.56%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.01%

48

POWERSHARES LISTED PRIVATE EQUITY PORTFOLIO

Name & Address	% Owned
Wells Fargo 733 Marquette Ave South Minneapolis, MN 55479	20.48%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	11.38%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.47%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.62%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.32%

POWERSHARES DYNAMIC OTC PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	15.75%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.26%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	10.62%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.70%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.23%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.29%

POWERSHARES FINANCIAL PREFERRED PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	32.83%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	10.51%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	10.17%

49

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.67%
Fiserv Investment Support Services P.O. Box 173736 Denver, CO 80217	5.73%

POWERSHARES FTSE RAFI FINANCIALS SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	28.19%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	23.34%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.97%
U.S. Bancorp Investments 60 Livingston Ave St. Paul, MN 55107	11.67%
Wells Fargo Investments LLC 625 Marquette Ave South Minneapolis, MN 55402	9.85%

POWERSHARES CLEANTECHTM PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	12.22%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.74%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.795%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.89%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.69%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	6.91%

50

POWERSHARES BUYBACK ACHIEVERSTM PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	11.12%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	10.90%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.28%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.85%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	6.71%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.52%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.72%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.53%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	5.38%

POWERSHARES DYNAMIC AGGRESSIVE GROWTH PORTFOLIO

Name & Address	% Owned
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	38.58%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.99%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	9.98%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.63%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.05%

51

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERSTM PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	18.99%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.65%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.69%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	7.18%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.86%

POWERSHARES DYNAMIC DEEP VALUE PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	40.91%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	13.82%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	11.39%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.36%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.27%

POWERSHARES DYNAMIC HEALTHCARE SERVICES PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	76.25%

POWERSHARES DYNAMIC BANKING PORTFOLIO

Name & Address	% Owned
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	66.37%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	6.44%

52

POWERSHARES DYNAMIC TECHNOLOGY PORTFOLIO

Name & Address	% Owned
Lazard Capital Markets LLC 30 Rockefeller Plaza New York, NY 10020	30.69%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	9.93%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	7.68%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.58%
State Street Bank & Trust Co 1776 Heritage Drive North Quincy, MA 02171	5.05%

POWERSHARES DYNAMIC HEALTHCARE PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	67.17%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.61%

POWERSHARES DYNAMIC INDUSTRIALS SECTOR PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	61.12%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	10.35%
Lehman Brothers Inc. 70 Hudson Street Jersey City, NJ 07302	5.00%

POWERSHARES DYNAMIC FINANCIAL SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	24.97%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	13.00%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	11.93%

53

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	10.60%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	9.73%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.00%

POWERSHARES DYNAMIC ENERGY SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	21.16%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.68%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	8.75%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.26%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	8.17%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.59%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.41%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	6.37%

POWERSHARES DYNAMIC CONSUMER STAPLES SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	24.30%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	21.29%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.80%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.26%

54

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.10%
A.G. Edwards & Sons, Inc. 1431 Kingsland Ave. Pagedale, MO 63133	5.68%

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.78%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	12.24%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	12.12%
The Bank of New York Mellon Corp One Wall Street New York, NY 10286	7.97%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	6.40%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.26%

POWERSHARES DYNAMIC CONSUMER DISCRETIONARY SECTOR PORTFOLIO

Name & Address	% Owned
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	41.30%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	16.87%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	14.29%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.37%

POWERSHARES DYNAMIC BASIC MATERIALS SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	14.73%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	13.74%

55

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	12.96%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.96%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.94%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.26%

POWERSHARES DYNAMIC SMALL CAP PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	24.75%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	19.62%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	12.22%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	8.82%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.68%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.53%

POWERSHARES DYNAMIC MID CAP PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	33.52%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	8.70%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.36%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.62%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	6.29%

56

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.99%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.87%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	5.47%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.47%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.29%

POWERSHARES DYNAMIC LARGE CAP PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	13.49%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	13.10%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	12.01%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	11.40%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	11.32%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	10.56%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	6.66%

POWERSHARES DYNAMIC MAGNIQUANT PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.78%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	13.37%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	11.91%

57

Name & Address	% Owned
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.55%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.00%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	6.24%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.69%

POWERSHARES FTSE RAFI UTILITIES SECTOR PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	20.93%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	15.82%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	14.54%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	12.88%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.29%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.77%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.30%

POWERSHARES FTSE RAFI TELECOM & TECHNOLOGY SECTOR PORTFOLIO

Name & Address	% Owned
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	32.51%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	19.68%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.01%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.98%

58

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	9.50%

POWERSHARES FTSE RAFI CONSUMER SERVICES SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	32.43%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.40%

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.98%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.74%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	7.65%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.36%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.15%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.73%

POWERSHARES FTSE RAFI HEALTH CARE SECTOR PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	47.50%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	15.94%
National Financial Services LLC 200 Liberty Street New York, NY 10281	6.99%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.94%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.37%

59

POWERSHARES FTSE RAFI CONSUMER GOODS SECTOR PORTFOLIO

Name & Address	% Owned
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	50.61%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	20.46%

POWERSHARES FTSE RAFI INDUSTRIALS SECTOR PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	74.55%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.36%

POWERSHARES FTSE RAFI BASIC MATERIALS SECTOR PORTFOLIO

Name & Address	% Owned
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	33.33%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	25.16%
Fiserv Investment Support Services P.O. Box 173736 Denver, CO 80217	8.95%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.56%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.50%

POWERSHARES FTSE RAFI ENERGY SECTOR PORTFOLIO

Name & Address	% Owned
Interactive Brokers 2 Pickwick Plaza Greenwich, CT 06830	27.23%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.26%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	11.38%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.26%

60

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.73%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	5.28%

POWERSHARES FTSE RAFI US 1500 SMALL-MID PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.24%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	13.88%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.97%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.09%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.97%

POWERSHARES WATER RESOURCES PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.85%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.48%
Morgan Stanley & Co. Incorporated 901 South Bond Street Baltimore MD 21231	6.82%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.61%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.34%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	6.18%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.06%

61

POWERSHARES FTSE RAFI US 1000 PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	16.09%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	14.15%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	13.38%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.82%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.77%

POWERSHARES DYNAMIC UTILITIES PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	14.47%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.09%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.96%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.49%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.75%
Lehman Brothers Inc. 70 Hudson Street Jersey City, NJ 07302	7.40%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.24%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	5.83%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.70%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	5.24%

62

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	34.40%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	16.91%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.60%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.41%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	6.47%

POWERSHARES DYNAMIC RETAIL PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	15.05%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	10.48%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.93%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.10%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.81%
Morgan Keegan & Co. Inc. 50 Front Street Memphis, TN 38103	6.08%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.74%

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.22%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.83%

63

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.58%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	8.56%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.88%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.24%
The Bank of New York Mellon Corp One Wall Street New York, NY 10286	6.19%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.05%

POWERSHARES LUX NANOTECH PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.73%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.67%
Bear Stearns Securities Corp. One Metrotech Center North Brooklyn, NY 11201	8.15%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.56%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.40%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	5.72%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.09%

POWERSHARES DYNAMIC INSURANCE PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	37.11%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	15.41%

64

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	13.65%
National Financial Services LLC 200 Liberty Street New York, NY 10281	11.97%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.03%
The Bank of New York Mellon Corp One Wall Street New York, NY 10286	7.34%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.20%

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	6.88%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	6.85%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.31%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	6.13%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	5.32%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.19%

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	12.21%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.78%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	9.09%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.16%

65

Name & Address	% Owned
Raymond James & Associates P.O. Box 12749 St. Petersburg, FL 33733	6.76%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	6.58%
Lehman Brothers Inc. 70 Hudson Street Jersey City, NJ 07302	5.88%

POWERSHARES ZACKS SMALL CAP PORTFOLIO

Name & Address	% Owned
U.S. Bancorp Investments 60 Livingston Ave St. Paul, MN 55107	13.53%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.79%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	8.92%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	8.20%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.98%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.49%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.10%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.81%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	5.13%

POWERSHARES VALUE LINE TIMELINESSTM SELECT PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	11.94%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.14%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.64%

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Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.53%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.18%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.91%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.22%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	5.18%

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	18.83%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	12.81%
Citibank, N.A. 388 Greenwich Street New York, NY 10013	9.40%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.98%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.47%

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	22.16%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	12.51%
National Financial Services LLC 200 Liberty Street New York, NY 10281	9.12%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.75%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	6.34%

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Name & Address	% Owned
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	6.24%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.75%

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERSTM PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	16.35%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	13.59%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	12.50%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	12.10%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	10.28%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.95%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	6.67%

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERSTM PORTFOLIO

Name & Address	% Owned
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.07%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.65%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	9.39%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	7.23%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	6.04%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.38%

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POWERSHARES DIVIDEND ACHIEVERSTM PORTFOLIO

Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	19.41%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	10.33%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.06%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.85%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	7.11%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	7.09%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.95%

POWERSHARES ZACKS MICRO CAP PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	13.15%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	11.81%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	9.94%
National Financial Services LLC 200 Liberty Street New York, NY 10281	8.26%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	6.81%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.56%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	5.33%

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POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	28.83%
Lehman Brothers Inc. 70 Hudson Street Jersey City, NJ 07302	17.79%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	8.44%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.12%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	5.53%

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	21.58%
National Financial Services LLC 200 Liberty Street New York, NY 10281	10.67%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.34%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.41%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	6.09%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	5.92%
The Bank of New York Mellon Corp One Wall Street New York, NY 10286	5.03%

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	44.89%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	15.63%

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Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	9.51%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.04%

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	43.56%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	24.14%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	5.01%

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	41.68%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	11.88%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	10.30%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.36%

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	21.62%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	14.94%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	9.89%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	8.63%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.25%

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Name & Address	% Owned
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.98%

POWERSHARES DYNAMIC NETWORKING PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	21.16%
Wells Fargo Financial 733 Marquette Ave South Minneapolis, MN 55479	16.10%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.50%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	7.47%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	6.49%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.63%
Brown Brothers Harriman & Co. 140 Broadway New York, NY 10005	5.54%

POWERSHARES DYNAMIC MEDIA PORTFOLIO

Name & Address	% Owned
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	41.80%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	12.20%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.59%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	5.42% \
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.15%

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	27.47%

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Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	21.17%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.94%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	7.36%
Goldman Sachs Execution & Clearing, L.P. 30 Hudson Street Jersey City, NJ 07302	6.20%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.73%

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

Name & Address	% Owned
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	14.88%
Timber Hill 2 Pickwick Plaza Greenwich, CT 06830	13.43%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	13.24%
Morgan Stanley Harborside Financial Center, Plaza 3 Jersey City, NJ 07311	9.89%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.81%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	6.39%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.02%

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	19.38%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	10.03%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	7.68%

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Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	7.52%
National Financial Services LLC 200 Liberty Street New York, NY 10281	5.54%

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	29.58%
TD AMERITRADE Clearing, Inc. 1005 N. Ameritrade Place Bellevue, NE 68005	8.82%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	8.25%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	7.88%
Charles Schwab & Co. Inc. 211 Main Street San Francisco, CA 94105	7.45%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.01%

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	21.35%
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	14.52%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	9.95%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399	5.86%
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	5.34%

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

Name & Address	% Owned
Merrill Lynch 101 Hudson Street Jersey City, NJ 07302	25.85%

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Name & Address	% Owned
Citigroup Global Markets 333 W. 34th Street New York, NY 10001	11.89%
National Financial Services LLC 200 Liberty Street New York, NY 10281	7.22%
First Clearing, LLC 10700 Wheat First Dr., MC WS1024 Glen Allen, VA 23060	6.52%
American Express Investments 802 AXP Financial Center Minneapolis, MN 55474	6.23%
UBS Financial Services Inc. 1200 Harbor Blvd. Weehawken, NJ 07086	5.22%

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

DTC acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the American Stock Exchange and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as

75

shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix A to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. The Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187. The Funds' Form N-PX is also available on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. The Form N-Q for the Funds is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.551.8090. The Funds' Form N-Q is available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. The Funds' portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX or NYSE, as applicable, via the National Securities Clearing Corporation ("NSCC"). The basket represents one Creation Unit of each Fund. The Trust, the Adviser and BONY will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board of Trustees has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by a Fund. In addition, certain

76

Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities—the "Deposit Securities"—per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Sector Index, Underlying Index or Underlying Intellidex ("Fund Securities") and an amount of cash—the "Cash Component"—computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, makes available on each Business Day, prior to the opening of business on the AMEX, NASDAQ or NYSE, as applicable (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index or Underlying Intellidex. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a "cash in lieu" amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index, the Underlying Intellidex or resulting from certain corporate actions.

77

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE, as applicable ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the "Placement of Creation Orders Using Clearing Process" and the "Placement of Creation Orders Outside Clearing Process" sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to

78

NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See Creation Transaction Fee section below.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following

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notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The Standard Creation/Redemption Transaction Fee and the Maximum Creation/Redemption Transaction Fee for each Fund are set forth under the section "What are the Costs of Investing?" in each Fund's prospectus.

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

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With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX, NASDAQ or NYSE, as applicable (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received,

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the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

The chart below describes in further detail the placement of redemption orders outside the clearing process.

	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Distributor.	No action.	No action.	Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Creation Unit Aggregations will be delivered.

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	Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Creation Outside NSCC

Standard Orders	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Custodian.	No action.	Creation Unit Aggregations will be delivered.

Standard Orders created in advance of receipt by the Trust of all or a portion of the Deposit Securities	4:00 p.m. (ET) Order in proper form must be received by the Distributor.	11:00 a.m. (ET) Available Deposit Securities. Cash in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities.	No action.	1:00 p.m. (ET) Missing Deposit Securities are due to the Trust or the Trust may use cash on deposit to purchase missing Deposit Securities. Creation Unit Aggregations will be delivered.

Custom Orders	3:00 p.m. (ET) Order in proper form must be received by the Distributor. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET) Deposit Securities must be received by the Fund's account through DTC. 2:00 p.m. (ET) Cash Component must be received by the Orders Custodian.	No action.	Creation Unit Aggregations will be delivered.

Redemption Through NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	No action.	No action.	Fund Securities and Cash Redemption Amount will be transferred.

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Transmittal Date (T)	Next Business Day (T+1)	Second Business Day (T+2)	Third Business Day (T+3)
Redemption Outside of NSCC

Standard Orders	4:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 4:00 p.m. (ET) will be deemed received on the next business day (T+1).	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

Custom Orders	3:00 p.m. (ET) Order must be received by the Transfer Agent. Orders received after 3:00 p.m. (ET) will be treated as standard orders.	11:00 a.m. (ET)
Fund Shares must be delivered through DTC to the Custodian.
2:00 p.m. (ET)
Cash Component, if any, is due.
	*If the order is not in proper form or the Fund Shares are not delivered, then the order will not be deemed received as of T.	No action.	Fund Securities and Cash Redemption Amount is delivered to the redeeming beneficial owner.

TAXES

Each Fund intends to continue to qualify for and to elect to be treated as a separate regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and meet several other requirements relating to the nature of its income and the diversification of its assets.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another Fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

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Long-term capital gains of noncorporate taxpayers are generally taxed at a maximum of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years some ordinary dividends declared and paid by a Fund to noncorporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction. In addition, each Fund will report the amount of dividends to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long-term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the dividend reinvestment service (see below) will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, shareholders who are nonresident aliens or foreign entities will generally not be subject to United States withholding or income tax on gains realized on the sale of Shares or on dividends from capital gains unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met. Gains on the sale of Share and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to United States federal net income taxation at regular income tax rates. Dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. These provisions relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of a Fund beginning before January 1, 2008. In addition, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations and which may include certain REITs and certain REIT capital gain dividends) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with a Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

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Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities (including, net income derived from an interest in certain "qualified publicly traded partnerships"). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to each Fund's business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing each Fund's NAV, the Fund's securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board.

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DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid quarterly (except for the PowerShares High Yield Equity Dividend AchieversTM Portfolio and PowerShares Financial Preferred Portfolio, which declare and pay dividends from net investment income monthly). Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Ordinarly, dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Clifford Chance US LLP, 31 West 52nd Street, New York, NY 10019, is counsel to the Trust.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

FINANCIAL STATEMENTS

The audited financial statements, including the financial highlights appearing in the Trust's Annual Reports to shareholders for the fiscal year ended April 30, 2007 and filed electronically with the Securities and Exchange Commission, are incorporated by reference and made part of this SAI. You may request a copy of the Trust's Annual Reports at no charge by calling 800.983.0903 during normal business hours.

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APPENDIX A

POWERSHARES CAPITAL MANAGEMENT LLC

PROXY AND CORPORATE ACTION VOTING
POLICIES AND PROCEDURES

I.  POLICY

PowerShares Capital Management LLC (the "Adviser") may act as discretionary investment adviser for various clients, including clients governed by the Employee Retirement Income Security Act of 1974 ("ERISA") and registered open-end investment companies ("mutual funds"). The Adviser's authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under our investment advisory contracts. Therefore, unless a client (including a "named fiduciary" under ERISA) specifically reserves the right, in writing, to vote its own proxies or to take shareholder action with respect to other corporate actions requiring shareholder actions, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over client assets in accordance with these Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for clients, the Adviser's utmost concern is that all decisions be made solely in the best interest of the client (and for ERISA accounts, plan beneficiaries and participants, in accordance with the letter and spirit of ERISA). Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the client's account.

II.  PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended ("Advisers Act"). These Policies and Procedures also reflect the fiduciary standards and responsibilities set forth by the Department of Labor for ERISA accounts.

III.  PROCEDURES

John Southard is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser's determination of the client's best interests. Although many proxy proposals can be voted in accordance with the Adviser's established guidelines (see Section V. below, "Guidelines"), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

John Southard is also responsible for ensuring that all corporate action notices or requests which require shareholder action received by Adviser are addressed in a timely manner and consistent action is taken across all similarly situated client accounts.

IV.  PROCEDURES FOR ADDRESSING CONFLICTS OF INTEREST

Examples of potential conflicts of interest include situations where the Adviser or an affiliate, or personnel of either entity:

—Manages a pension plan of a company whose management is soliciting proxies;

—Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast;

—Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser's interests and a client's interest, including a mutual fund client, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall review each proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a "potential conflict"). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interests of the applicable client and the Adviser's other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed in the Adviser's Proxy Voting Policies and Procedures, the Adviser may vote the proxy in accordance with the predetermined policies and guidelines set forth in such Proxy Voting Policies and Procedures; provided that such predetermined policies and guidelines involve little discretion on the part of the Adviser; (ii) the Adviser may disclose the potential conflict to the client and obtain the client's consent before directing the Adviser to vote in the manner approved by the client; (iii) the Adviser may engage an independent third-party to determine how the proxy should be voted; or (iv) the Adviser may establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser's senior account representatives actually knew or reasonably should have known of the potential conflict.

In certain circumstances, in accordance with a client's investment advisory contract (or other written directive) or where the Adviser has determined that it is in the client's best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.  Client Maintains Proxy Voting Authority: Where client specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the client. If any proxy material is received by the Adviser, it will promptly be forwarded to the client or specified third party.

2.  Terminated Account: Once a client account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the client may specify in writing that proxies should be directed to the client (or a specified third party) for action.

3.  Limited Value: If the Adviser determines that the value of a client's economic interest or the value of the portfolio holding is indeterminable or insignificant, Adviser may abstain from voting a client's proxies. The Adviser also will not vote proxies received for securities that are no longer held by the client's account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the client account is less than $500.

4.  Securities Lending Programs: When securities are out on loan, they are transferred into the borrower's name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the client's account, the Adviser may recall the security for purposes of voting.

5.  Unjustifiable Costs: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits to the client of the proxy proposal.

V.  RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding client securities (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of clients; (iv) records of all client requests for proxy voting information and a copy of any written response by the Adviser to any such client request; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to clients regarding conflicts of interest in voting the proxy.

Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform clients how they may obtain information on how the Adviser voted proxies with respect to the clients' portfolio securities. Clients may obtain information on how their securities were voted or a copy of the Adviser's Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with all mutual fund clients to assist in the provision of all information required to be filed by such mutual funds on Form N-PX.

VI.  GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.

A.  Oppose

The Adviser will generally vote against any management or shareholder proposal that potentially has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

1.  Issues regarding the issuer's Board entrenchment and anti-takeover measures such as the following:

a.  Proposals to stagger board members' terms;

b.  Proposals to limit the ability of shareholders to call special meetings;

c.  Proposals to require super majority votes;

d.  Proposals requesting excessive increases in authorized common or preferred shares where management provides no explanation for the use or need of these additional shares;

e.  Proposals regarding "fair price" provisions;

f.  Proposals regarding "poison pill" provisions; and

g.  Permitting "green mail".

2.  Restrictions related to social, political or special interest issues that potentially may have a negative effect on the ability of shareholders to realize the full potential value of their investment, unless specific client guidelines supercede.

B.  Approve

When voting on common management sponsored initiatives, the Adviser generally votes in support of management. These issues include:

1.  Election of directors recommended by management, except if there is a proxy fight.

2.  Election of auditors recommended by management, unless seeking to replace if there exists a dispute over policies.

3.  Date and place of annual meeting.

4.  Limitation on charitable contributions or fees paid to lawyers.

5.  Ratification of directors' actions on routine matters since previous annual meeting.

6.  Confidential voting is most often proposed by shareholders as a means of eliminating undue management pressure on shareholders regarding their vote on proxy issues.

The Adviser will generally approve these proposals as shareholders can later divulge their votes to management on a selective basis if a legitimate reason arises.

7.  Limiting directors' liability and allowing indemnification of directors and/or officers after reviewing the applicable laws and extent of protection requested.

8.  Eliminate preemptive rights. Preemptive rights give current shareholders the opportunity to maintain their current percentage ownership through any subsequent equity offerings. These provisions are no longer common in the U.S., and can restrict management's ability to raise new capital.

The Adviser generally approves the elimination of preemptive rights, but will oppose the elimination of limited preemptive rights, e.g., on proposed issues representing more than an acceptable level of total dilution.

9.  Employee Stock Purchase Plan

10.  Establish 401(k) Plan

C.  Case-By-Case

The Adviser will review each issue in this category on a case-by-case basis. These matters include:

1.  Director compensation.

2.  Eliminate director mandatory retirement policy.

3.  Rotate annual meeting location/date.

4.  Option and stock grants to management and directors.

5.  Proposals to reincorporate into another state.

D.  Special Policy with Respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio

With respect to the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio, the Adviser will vote proxies in accordance with Section 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Listed Private Equity Portfolio and PowerShares Financial Preferred Portfolio in the same proportion as the vote of all other holders of such security.

P-PS-SOAI-1

POWERSHARES EXCHANGE-TRADED FUND TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits.

(a)                                  Amended and Restated Declaration of Trust of the Registrant dated April 7, 2003, is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, filed on April 16, 2003.

(b)                                 Amended and Restated By-laws of the Registrant, is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 73, filed on June 6, 2006.

(c)                                  Not applicable.

(d)

(1)                                  Investment Advisory Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 85, filed on September 19, 2006.

(2)                                  Excess Expense Agreement between the Registrant and PowerShares Capital Management LLC, is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 85, filed on September 19, 2006.

(e)                                  Not applicable.

(f)                                    Not applicable.

(g)                                 Form of Custody Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (g)(1) of the Initial Registration Statement, filed on April 16, 2003.

(h)

a.                                       Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(1) of the Initial Registration Statement filed on April 16, 2003.

b.                                    Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York Company, Inc., is incorporated by reference to Exhibit (h)(2) of the Initial Registration Statement filed on April 16, 2003.

c.                                     Form of Participant Agreement between ALPS Distributors, Inc., The Bank of New York Company, Inc. and the Participant, is incorporated by reference to Exhibit (h)(3) of the Initial Registration Statement filed on April 16, 2003.

d.                                      Form of Sublicensing Agreement between the Registrant and the Adviser, is incorporated by reference to Exhibit (h)(d) of Post-Effective Amendment No. 14, filed on November 24, 2004.

(i)

a.                                     Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

b.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

c.                                       Opinion of Clifford Chance US LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), is incorporated herein by reference to Exhibit (i)(c) of Post-Effective Amendment No. 88, filed on October 10, 2006.

d.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Industrials Sector Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Banking Portfolio and PowerShares Dynamic Healthcare Services Portfolio), incorporated herein by reference to Exhibit (i)(d) of Post-Effective Amendment No. 88, filed on October 10, 2006.

e.                                     Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

f.                                       Opinion and Consent of Bingham McCutchen, LLP (with respect to the  PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

g.                                      Opinion of Clifford Chance US LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate

Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(a) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(e) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(g) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(i) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(k) of Post- Effective Amendment No. 38, filed on August 17, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 55, filed on October 25, 2005, Exhibit (i)(k) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005, and Exhibit (i)(o) of Post-Effective Amendment No. 68, filed on February 10, 2006.

h.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Market Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Zacks Micro Cap Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Insurance Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic Retail Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Aerospace & Defense Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares Water Resources Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio and PowerShares Zacks Small Cap Portfolio), is incorporated by reference to Exhibit (i)(2) of Post-Effective Amendment No. 9, filed on August 27, 2004, Exhibit (i)(b) of Post-Effective Amendment No. 14, filed on November 24, 2004, Exhibit (i)(f) of Post-Effective Amendment No. 20, filed on February 25, 2005, Exhibit (i)(h) of Post-Effective Amendment No. 26, filed on May 13, 2005, Exhibit (i)(j) of Post-Effective Amendment No. 45, filed on September 12, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 38, filed on August 17, 2005, Exhibit (i)(n) of Post-Effective Amendment No. 55, filed on

October 25, 2005, Exhibit (i)(l) of Post-Effective Amendment No. 61, filed on December 2, 2005, Exhibit (i)(m) of Post-Effective Amendment No. 62, filed on December 2, 2005, and Exhibit (i)(p) of Post-Effective Amendment No. 68, filed on February 10, 2006.

i.                                        Opinion of Clifford Chance US LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(j) of Post-Effective Amendment No. 85, filed on September 19, 2006.

j.                                          Opinion and Consent of Bingham McCutchen, LLP (with respect to PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio and PowerShares FTSE RAFI Sector Financials Portfolio), is incorporated by reference to Exhibit (i)(k) of Post-Effective Amendment No. 85, filed on September 19, 2006.

k.                                     Opinion of Clifford Chance US LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(l) of Post-Effective Amendment No. 99, filed on November 28, 2006.

l.                                        Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Large Cap Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Small Cap Portfolio and PowerShares Value Line Industry Rotation Portfolio), is incorporated by reference to Exhibit (i)(m) of Post-Effective Amendment No. 99, filed on November 28, 2006.

m.                                  Opinion of Clifford Chance US LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(n) of Post-Effective Amendment No. 93, filed on October 20, 2006.

n.                                    Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Financial Preferred Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares WilderHill Progressive Energy Portfolio and PowerShares Cleantech™ Portfolio), is incorporated by reference to Exhibit (i)(o) of Post-Effective Amendment No. 93, filed on October 20, 2006.

o.                                    Opinion and Consent of Clifford Chance US LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio PowerShares NASDAQ(R) Dividend

AchieversTM Portfolio and Powershares India Tiger Portfolio), to be filed by amendment.*

p.                                      Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and Powershares India Tiger Portfolio), to be filed by amendment.*

q.                                      Opinion of Clifford Chance US LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback AchieversTM Portfolio), is incorporated by reference to exhibit (i)(r) of Post-Effective Amendment No. 104, filed on December 18, 2006.

r.                                         Opinion and Consent of Bingham McCutchen, LLP (with respect to the PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Aggressive Growth Portfolio and PowerShares Buyback AchieversTM Portfolio), is incorporated by reference to exhibit (i)(s) of Post-Effective Amendment No. 104, filed on December 18, 2006.

s.                                       Opinion of Clifford Chance US LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to exhibit (i)(t) of Post-Effective Amendment No. 114, filed on February 16, 2007.

t.                                         Opinion and Consent of Bingham McCutchen LLP (with respect to the PowerShares DWA Technical LeadersTM Portfolio), is incorporated by reference to exhibit (i)(u) of Post-Effective Amendment No. 114, filed on February 16, 2007.

u.                                      Consent of Clifford Chance US LLP (with respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio,  PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio,  PowerShares Dynamic Industrials Sector Portfolio,  PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio,  PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio,  PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value

Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio, and PowerShares Zacks Small Cap Portfolio), is filed herewith.

(j)

a.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Dynamic Brand Name Products and PowerShares NASDAQ Internet Portfolios), to be filed by amendment.*

b.                                    Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio,  PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio,  PowerShares Dynamic Industrials Sector Portfolio,  PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio,  PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio,  PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value

Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio, and PowerShares Zacks Small Cap Portfolio), is filed herewith.

c.                                       Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares REIT Preferred Portfolio and PowerShares Value Line 400 Portfolio), to be filed by amendment.*

d.                                    Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Autonomic Allocation Research Affiliates Portfolio, PowerShares NASDAQ(R) Dividend AchieversTM Portfolio and Powershares India Tiger Portfolio), to be filed by amendment.*

(k)                                  Not applicable.

(l)                                   Not applicable.

(m)                               Distribution and Service Plan, is incorporated by reference to Exhibit (e) of the Initial Registration Statement, filed on April 16, 2003.

(n)                               Not applicable.

(o)                                 Not applicable.

(p)

a.                                       Code of Ethics of the Registrant and PowerShares Capital Management LLC is incorporated by reference to Exhibit (p)(a) of Post-Effective Amendment No. 26, filed on May 13, 2005.

b.                                      Code of Ethics of AIM Distributors, Inc., is incorporated by reference to Exhibit (p)(b) of Post-Effective Amendment No. 85, filed on September 19, 2006.

Other.

(c)                                  (1)                                  Powers of Attorney are incorporated by reference to Exhibit (q) of the Initial Registration Statement filed on April 16, 2003.

(2)         Powers of Attorney of Marc M. Kole and Donald S. Wilson, are incorporated by reference to Exhibit (c)(2) of Post-Effective Amendment No.114, filed on February 16, 2006.

* To be filed by amendment.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 25.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article Twelve of the Registrant’s Declaration of Trust which is incorporated by reference herein:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to an Amended and Restated Declaration of Trust, dated April 7, 2003 (the “Declaration of Trust”), that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification shall be provided hereunder to a Covered Person:

i.                                          For any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that the Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

ii.                                       With respect to any matter as to which the Covered Person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust; or

iii.                                    In the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b) of this Section 12.4(c)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct, such determination being made by: (i) a vote of a majority of the Disinterested Trustees (as such term is defined in Section 12.4) acting on the matter (provided that a majority of Disinterested Trustees then in office act on the matter); or (ii) a written opinion of independent legal counsel.

The rights of indemnification under the Declaration of Trust may be insured against by policies maintained by the Trust, and shall be several, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person, and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained in the Declaration of Trust shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under Section 12.4 of the Declaration of Trust shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification under Section 12.4 of the Declaration of Trust, provided that either:

i.                                          Such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

ii.                                       A majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to the facts available upon a full trial), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in Section 12.4 of the Declaration of Trust, the following words shall have the meanings set forth below:

i.                                          A “Disinterested Trustee” is one (i) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (ii) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending;

ii.                                       “Claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and “Liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 26.  Business and Other Connections of the Investment Adviser.

DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE IN WHICH THE INVESTMENT ADVISER AND EACH DIRECTOR, OFFICER OR PARTNER OF THE INVESTMENT ADVISER, IS OR HAS BEEN, ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.  (DISCLOSE THE NAME AND PRINCIPAL BUSINESS ADDRESS OF ANY COMPANY FOR WHICH A PERSON LISTED ABOVE SERVES IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE, AND THE NATURE OF THE RELATIONSHIP.)

Reference is made to the caption “Management of the Funds” in the Prospectus constituting Part A which is incorporated by reference to this Registration Statement and “Management” in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

LISTED BELOW ARE THE OFFICERS AND TRUSTEES OF POWERSHARES CAPITAL MANAGEMENT LLC:

The information as to the trustees and executive officers of PowerShares Capital Management LLC is set forth in PowerShares Capital Management LLC’s Form ADV filed with the Securities and Exchange Commission on February 21, 2003 (Accession No.: 429865831611B82) and amended through the date hereof, is incorporated herein by reference.

Item 27. Principal Underwriters.

STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE REGISTRANT) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING SECURITIES OF THE REGISTRANT ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR OR INVESTMENT ADVISER.

The sole principal underwriter for the Fund is AIM Distributors, Inc. which acts as distributor for the Registrant and the following other funds:

AIM CORE ALLOCATION PORTFOLIO SERIES

Series C
Series M

AIM COUNSELOR SERIES TRUST

AIM Advantage Health Sciences Fund
AIM Floating Rate Fund
AIM Multi-Sector Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund

AIM EQUITY FUNDS

AIM Capital Development Fund
AIM Charter Fund
AIM Constellation Fund
AIM Diversified Dividend Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Select Basic Value Fund

AIM FUNDS GROUP

AIM Basic Balanced Fund
AIM European Small Company Fund
AIM Global Value Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund

AIM GROWTH SERIES

AIM Basic Value Fund
AIM Conservative Allocation Fund
AIM Global Equity Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund
AIM International Allocation Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Small Cap Growth Fund

AIM INTERNATIONAL MUTUAL FUNDS

AIM Asia Pacific Growth Fund
AIM European Growth Fund
AIM Global Aggressive Growth Fund
AIM Global Growth Fund
AIM International Core Equity Fund
AIM International Growth Fund

AIM INVESTMENT FUNDS

AIM China Fund
AIM Developing Markets Fund
AIM Enhanced Short Bond Fund
AIM Global Health Care Fund
AIM International Bond Fund
AIM Japan Fund

AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund

AIM INVESTMENT SECURITIES FUNDS

AIM Global Real Estate Fund
AIM High Yield Fund
AIM Income Fund
AIM Intermediate Government Fund
AIM Limited Maturity Treasury Fund
AIM Money Market Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Short Term Bond Fund
AIM Total Return Bond Fund

AIM SECTOR FUNDS

AIM Energy Fund
AIM Financial Services Fund
AIM Gold & Precious Metals Fund
AIM Leisure Fund
AIM Technology Fund
AIM Utilities Fund

AIM SPECIAL OPPORTUNITIES FUNDS

AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund

AIM STOCK FUNDS

AIM Dynamics Fund
AIM S&P 500 Index Fund

AIM SUMMIT FUND

AIM TAX-EXEMPT FUNDS

AIM High Income Municipal Fund
AIM Tax-Exempt Cash Fund
AIM Tax-Free Intermediate Fund

AIM TREASURER’S SERIES TRUST

Premier Portfolio
Premier Tax-Exempt Portfolio
Premier U.S. Government Money Portfolio

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Basic Balanced Fund
AIM V.I. Basic Value Fund
AIM V.I. Capital Appreciation Fund
AIM V.I. Capital Development Fund
AIM V.I. Core Equity Fund
AIM V.I. Demographic Trends Fund
AIM V.I. Diversified Dividend Fund
AIM V.I. Diversified Income Fund
AIM V.I. Dynamics Fund
AIM V.I. Financial Services Fund
AIM V.I. Global Equity Fund
AIM V.I. Global Health Care Fund
AIM V.I. Global Real Estate Fund
AIM V.I. Government Securities Fund
AIM V.I. High Yield Fund
AIM V.I. International Core Equity Fund
AIM V.I. International Growth Fund
AIM V.I. Large Cap Growth Fund
AIM V.I. Leisure Fund
AIM V.I. Mid Cap Core Equity Fund
AIM V.I. Money Market Fund
AIM V.I. Small Cap Equity Fund
AIM V.I. Small Cap Growth Fund
AIM V.I. Technology Fund
AIM V.I. Utilities Fund

NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	POSITIONS AND OFFICES WITH
BUSINESS ADDRESS*	REGISTRANT	UNDERWRITER
Gary K. Wendler	None	Director
John M. Zerr	Senior Vice President, Secretary and Chief Legal Officer	Director
John Cooper	None	Executive Vice President
Brian Lee	None	Executive Vice President

Philip A. Taylor

Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust); and Trustee and Executive Vice President, AIM Treasurer's Series Trust, Short- and Tax-Free Investments Trust only

Director

* The principal business address for all directors and executive officers is AIM Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED DIRECTLY, OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON:

Not applicable.

Item 28. Location of Accounts and Records.

STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PRINCIPAL POSSESSION OF EACH ACCOUNT, BOOK OR OTHER DOCUMENT REQUIRED TO BE

MAINTAINED BY SECTION 31(A) OF THE 1940 ACT [15 U.S.C. 80A-30(A)] AND THE RULES UNDER THAT SECTION.

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 29. Management Services.

PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR PART B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM, FOR THE FUND’S LAST THREE FISCAL YEARS.

Not applicable.

Item 30.  Undertakings.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of his or their desire to communicate with other Shareholders of the Fund the Trustee will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant’s annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 29th day of August, 2007.

PowerShares Exchange-Traded Fund Trust

By:	/s/ Harold Bruce Bond
Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Harold Bruce Bond	President and Chairman	August 29, 2007
Harold Bruce Bond

/s/ Bruce Duncan	Chief Financial Officer and Treasurer	August 29, 2007
Bruce Duncan

*/s/ Ronn R. Bagge	Trustee	August 29, 2007
Ronn R. Bagge

*/s/ Marc M. Kole	Trustee	August 29, 2007
Marc M. Kole

*/s/ D. Mark McMillan	Trustee	August 29, 2007
D. Mark McMillan

*/s/ Philip M. Nussbaum	Trustee	August 29, 2007
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	August 29, 2007
Donald H. Wilson

*By: /s/ Stuart M. Strauss	August 29, 2007
Stuart M. Strauss Attorney-In-Fact

EXHIBIT INDEX

(i) u.        Consent of Clifford Chance US LLP (with respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio, PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio,  PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio,  PowerShares Dynamic Industrials Sector Portfolio,  PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio,  PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio,  PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio, and PowerShares Zacks Small Cap Portfolio), is filed herewith.

(j) b.        Consent of PricewaterhouseCoopers LLP (with respect to the PowerShares Aerospace & Defense Portfolio, PowerShares Buyback AchieversTM Portfolio, PowerShares CleantechTM Portfolio, PowerShares Dividend AchieversTM Portfolio, PowerShares DWA Technical LeadersTM Portfolio, PowerShares Dynamic Aggressive Growth Portfolio,

PowerShares Dynamic Banking Portfolio, PowerShares Dynamic Basic Materials Sector Portfolio, PowerShares Dynamic Biotechnology & Genome Portfolio, PowerShares Dynamic Building & Construction Portfolio, PowerShares Dynamic Consumer Discretionary Sector Portfolio, PowerShares Dynamic Consumer Staples Sector Portfolio,  PowerShares Dynamic Deep Value Portfolio, PowerShares Dynamic Energy Exploration & Production Portfolio, PowerShares Dynamic Energy Sector Portfolio, PowerShares Dynamic Financial Sector Portfolio, PowerShares Dynamic Food & Beverage Portfolio, PowerShares Dynamic Hardware & Consumer Electronics Portfolio, PowerShares Dynamic Healthcare Sector Portfolio, PowerShares Dynamic Healthcare Services Portfolio,  PowerShares Dynamic Industrials Sector Portfolio,  PowerShares Dynamic Insurance Portfolio, PowerShares Dynamic Large Cap Growth Portfolio, PowerShares Dynamic Large Cap Portfolio,  PowerShares Dynamic Large Cap Value Portfolio, PowerShares Dynamic Leisure and Entertainment Portfolio, PowerShares Dynamic MagniQuant Portfolio, PowerShares Dynamic Market Portfolio, PowerShares Dynamic Media Portfolio, PowerShares Dynamic Mid Cap Growth Portfolio, PowerShares Dynamic Mid Cap Portfolio, PowerShares Dynamic Mid Cap Value Portfolio, PowerShares Dynamic Networking Portfolio, PowerShares Dynamic Oil & Gas Services Portfolio, PowerShares Dynamic OTC Portfolio, PowerShares Dynamic Pharmaceuticals Portfolio, PowerShares Dynamic Retail Portfolio,  PowerShares Dynamic Semiconductors Portfolio, PowerShares Dynamic Small Cap Growth Portfolio, PowerShares Dynamic Small Cap Portfolio, PowerShares Dynamic Small Cap Value Portfolio, PowerShares Dynamic Software Portfolio, PowerShares Dynamic Technology Sector Portfolio, PowerShares Dynamic Telecommunications & Wireless Portfolio, PowerShares Dynamic Utilities Portfolio, PowerShares Financial Preferred Portfolio, PowerShares FTSE RAFI Basic Materials Sector Portfolio, PowerShares FTSE RAFI Consumer Goods Sector Portfolio, PowerShares FTSE RAFI Consumer Services Sector Portfolio, PowerShares FTSE RAFI Energy Sector Portfolio, PowerShares FTSE RAFI Financials Sector Portfolio, PowerShares FTSE RAFI Health Care Sector Portfolio, PowerShares FTSE RAFI Industrials Sector Portfolio, PowerShares FTSE RAFI Telecommunications & Technology Sector Portfolio, PowerShares FTSE RAFI US 1000 Portfolio, PowerShares FTSE RAFI US 1500 Small-Mid Portfolio, PowerShares FTSE RAFI Utilities Sector Portfolio, PowerShares Golden Dragon Halter USX China Portfolio, PowerShares High Growth Rate Dividend AchieversTM Portfolio, PowerShares High Yield Equity Dividend AchieversTM Portfolio, PowerShares International Dividend AchieversTM Portfolio, PowerShares Listed Private Equity Portfolio, PowerShares Lux Nanotech Portfolio, PowerShares Value Line Industry Rotation Portfolio, PowerShares Value Line TimelinessTM Select Portfolio, PowerShares Water Resources Portfolio, PowerShares WilderHill Clean Energy Portfolio, PowerShares WilderHill Progressive Energy Portfolio, PowerShares Zacks Micro Cap Portfolio, and PowerShares Zacks Small Cap Portfolio).